UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2015

Date of reporting period:	9/30/2015

Item 1. Schedule of Investments

Conservative Balanced Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.5%
COMMON STOCKS — 47.7%
Aerospace & Defense — 1.2%
Airbus Group SE (France)	18,091	$1,071,356
Boeing Co. (The)	38,950	5,100,502
General Dynamics Corp.	19,000	2,621,050
Honeywell International, Inc.	47,312	4,479,973
L-3 Communications Holdings, Inc.(a)	5,100	533,052
Lockheed Martin Corp.	16,400	3,399,884
Northrop Grumman Corp.	11,862	1,968,499
Precision Castparts Corp.	8,500	1,952,535
Raytheon Co.	18,600	2,032,236
Rockwell Collins, Inc.	8,200	671,088
Safran SA (France)	10,285	773,350
Textron, Inc.	17,100	643,644
Thales SA (France)	1,173	81,788
United Technologies Corp.	50,100	4,458,399

		29,787,356

Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	9,100	616,798
Expeditors International of Washington, Inc.	11,900	559,895
FedEx Corp.	16,100	2,318,078
Royal Mail PLC (United Kingdom)	7,426	51,598
United Parcel Service, Inc. (Class B Stock)	42,100	4,154,849

		7,701,218

Airlines — 0.3%
American Airlines Group, Inc.	41,100	1,595,913
ANA Holdings, Inc. (Japan)	13,000	36,418
Cathay Pacific Airways Ltd. (Hong Kong)	132,000	248,580
Delta Air Lines, Inc.	50,000	2,243,500
easyJet PLC (United Kingdom)	22,608	610,280
International Consolidated Airlines Group SA (United Kingdom)*	9,089	81,428
Japan Airlines Co. Ltd. (Japan)	6,300	222,925
Ryanair Holdings PLC (Ireland) ADR	3,000	234,900
Southwest Airlines Co.	41,000	1,559,640
United Continental Holdings, Inc.*	22,800	1,209,540

		8,043,124

Auto Components — 0.2%
Aisin Seiki Co. Ltd. (Japan)	2,200	73,814
BorgWarner, Inc.	14,000	582,260
Cie Generale des Etablissements Michelin (France)	1,757	160,757
Continental AG (Germany)	3,595	767,845
Delphi Automotive PLC (United Kingdom)	17,900	1,361,116
Goodyear Tire & Rubber Co. (The)	16,300	478,079
Johnson Controls, Inc.	39,400	1,629,584
Koito Manufacturing Co. Ltd. (Japan)	1,200	39,212
NHK Spring Co. Ltd. (Japan)	7,400	71,754
Sumitomo Electric Industries Ltd. (Japan)	8,800	112,580

		5,277,001

Automobiles — 0.5%
Daimler AG (Germany)	19,209	1,398,482
Fiat Chrysler Automobiles NV (United Kingdom)*	8,468	110,064
Ford Motor Co.	240,285	3,260,668
Fuji Heavy Industries Ltd. (Japan)	22,500	809,651
General Motors Co.	82,200	2,467,644
Harley-Davidson, Inc.(a)	13,100	719,190

Honda Motor Co. Ltd. (Japan)	15,700	468,593
Mazda Motor Corp. (Japan)	5,200	82,167
Nissan Motor Co. Ltd. (Japan)	28,400	261,127
Peugeot SA (France)*	51,647	782,589
Toyota Motor Corp. (Japan)	24,800	1,451,988
Volkswagen AG (Germany)(a)	333	39,235

		11,851,398

Banks — 3.2%
Australia & New Zealand Banking Group Ltd. (Australia)	22,458	429,087
Banco Santander SA (Spain)	37,050	197,011
Bank Hapoalim BM (Israel)	111,966	563,427
Bank of America Corp.	634,921	9,892,069
Bank of Queensland Ltd. (Australia)	3,546	29,029
Bank of Yokohama Ltd. (The) (Japan)	13,000	79,014
Barclays PLC (United Kingdom)	4,989	18,463
BB&T Corp.	47,000	1,673,200
BNP Paribas SA (France)	5,329	313,742
BOC Hong Kong Holdings Ltd. (Hong Kong)	36,500	107,649
Chiba Bank Ltd. (The) (Japan)	8,000	56,809
Citigroup, Inc.	183,485	9,102,691
Comerica, Inc.	11,000	452,100
Commonwealth Bank of Australia (Australia)	5,061	259,774
Credit Agricole SA (France)	10,131	116,636
Danske Bank A/S (Denmark)	6,795	205,347
DNB ASA (Norway)	59,670	776,567
Fifth Third Bancorp	47,921	906,186
HSBC Holdings PLC (United Kingdom)	182,020	1,373,103
Huntington Bancshares, Inc.	47,736	506,002
Intesa Sanpaolo SpA (Italy) RSP	10,665	34,367
Intesa Sanpaolo SpA (Italy)	120,855	426,947
Joyo Bank Ltd. (The) (Japan)	6,000	31,609
JPMorgan Chase & Co.	225,145	13,727,091
KBC Groep NV (Belgium)	14,972	946,864
KeyCorp	48,500	630,985
Lloyds Banking Group PLC (United Kingdom)	205,687	234,166
M&T Bank Corp.(a)	8,200	999,990
Mitsubishi UFJ Financial Group, Inc. (Japan)	125,100	755,884
Mizuho Financial Group, Inc. (Japan)	628,800	1,176,234
Natixis SA (France)	10,793	59,759
Nordea Bank AB (Sweden)	96,679	1,078,601
Oversea-Chinese Banking Corp. Ltd. (Singapore)	28,260	174,994
People’s United Financial, Inc.(a)	15,600	245,388
PNC Financial Services Group, Inc. (The)	31,333	2,794,904
Regions Financial Corp.	77,303	696,500
Resona Holdings, Inc. (Japan)	133,500	680,216
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	67,651	723,542
Societe Generale SA (France)	10,101	451,426
Sumitomo Mitsui Financial Group, Inc. (Japan)	32,300	1,224,826
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	137,000	502,111
SunTrust Banks, Inc.	31,800	1,216,032
Svenska Handelsbanken AB (Sweden) (Class A Stock)	14,245	204,343
U.S. Bancorp	104,585	4,289,031
Wells Fargo & Co.	284,364	14,602,091
Westpac Banking Corp. (Australia)	31,335	658,253
Yamaguchi Financial Group, Inc. (Japan)	2,000	24,516
Zions Bancorporation	11,150	307,071

		75,955,647

Beverages — 1.1%
Anheuser-Busch InBev NV (Belgium)	6,824	725,774
Brown-Forman Corp. (Class B Stock)	8,250	799,425

Carlsberg A/S (Denmark) (Class B Stock)	1,231	94,592
Coca-Cola Co. (The)	237,201	9,516,504
Coca-Cola Enterprises, Inc.	13,400	647,890
Constellation Brands, Inc. (Class A Stock)	10,400	1,302,184
Diageo PLC (United Kingdom)	12,539	336,883
Dr. Pepper Snapple Group, Inc.	12,000	948,600
Heineken Holding NV (Netherlands)	306	21,817
Heineken NV (Netherlands)	6,431	520,712
Kirin Holdings Co. Ltd. (Japan)	1,700	22,298
Molson Coors Brewing Co. (Class B Stock)	9,900	821,898
Monster Beverage Corp.*	8,900	1,202,746
PepsiCo, Inc.	89,307	8,421,650
Treasury Wine Estates Ltd. (Australia)	6,387	29,596

		25,412,569

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc.*	13,500	2,111,265
Amgen, Inc.	46,387	6,416,250
Baxalta, Inc.	34,000	1,071,340
Biogen, Inc.*	14,360	4,190,392
Celgene Corp.*	48,000	5,192,160
CSL Ltd. (Australia)	2,366	148,900
Gilead Sciences, Inc.	89,400	8,778,186
Grifols SA (Spain)	1,224	50,608
Regeneron Pharmaceuticals, Inc.*	4,600	2,139,644
Vertex Pharmaceuticals, Inc.*	14,900	1,551,686

		31,650,431

Building Products
Allegion PLC	5,633	324,799
Asahi Glass Co. Ltd. (Japan)	21,000	122,709
Daikin Industries Ltd. (Japan)	2,300	128,998
Masco Corp.	19,700	496,046
TOTO Ltd. (Japan)	1,000	31,164

		1,103,716

Capital Markets — 1.0%
Affiliated Managers Group, Inc.*	3,400	581,366
Ameriprise Financial, Inc.	11,320	1,235,351
Bank of New York Mellon Corp. (The)	67,858	2,656,641
BlackRock, Inc.	7,800	2,320,266
Charles Schwab Corp. (The)	68,650	1,960,644
E*TRADE Financial Corp.*	17,620	463,935
Franklin Resources, Inc.	23,100	860,706
Goldman Sachs Group, Inc. (The)	24,300	4,222,368
Invesco Ltd.	25,600	799,488
Legg Mason, Inc.	5,800	241,338
Macquarie Group Ltd. (Australia)	18,044	977,900
Mediobanca SpA (Italy)	6,985	68,724
Morgan Stanley	92,880	2,925,720
Nomura Holdings, Inc. (Japan)	41,700	242,042
Northern Trust Corp.	13,700	933,792
SBI Holdings, Inc. (Japan)	2,400	27,117
State Street Corp.	25,200	1,693,692
T. Rowe Price Group, Inc.	16,100	1,118,950
UBS Group AG (Switzerland)	35,827	662,374

		23,992,414

Chemicals — 1.1%
Air Products & Chemicals, Inc.	11,900	1,518,202

Airgas, Inc.	4,100	366,253
Asahi Kasei Corp. (Japan)	74,000	521,807
BASF SE (Germany)	1,157	88,492
CF Industries Holdings, Inc.	14,000	628,600
Daicel Corp. (Japan)	54,500	669,032
Dow Chemical Co. (The)	66,331	2,812,434
E.I. du Pont de Nemours & Co.	54,720	2,637,504
Eastman Chemical Co.	9,200	595,424
Ecolab, Inc.	16,400	1,799,408
EMS-Chemie Holding AG (Switzerland)	76	31,266
FMC Corp.	8,200	278,062
International Flavors & Fragrances, Inc.	5,000	516,300
K+S AG (Germany)	24,028	806,226
Kaneka Corp. (Japan)	3,000	22,092
Kuraray Co. Ltd. (Japan)	3,300	41,128
LyondellBasell Industries NV (Class A Stock)	24,000	2,000,640
Mitsubishi Chemical Holdings Corp. (Japan)	13,600	71,014
Mitsubishi Gas Chemical Co., Inc. (Japan)	125,000	577,011
Mitsui Chemicals, Inc. (Japan)	8,000	25,640
Monsanto Co.(a)	28,894	2,465,814
Mosaic Co. (The)	18,100	563,091
PPG Industries, Inc.	16,800	1,473,192
Praxair, Inc.	17,600	1,792,736
Sherwin-Williams Co. (The)	4,900	1,091,622
Sigma-Aldrich Corp.	7,400	1,028,008
Sumitomo Chemical Co. Ltd. (Japan)	17,000	85,964
Toray Industries, Inc. (Japan)	4,000	34,581
Yara International ASA (Norway)	17,769	708,852

		25,250,395

Commercial Services & Supplies — 0.2%
ADT Corp. (The)(a)	10,500	313,950
Cintas Corp.	6,000	514,500
Pitney Bowes, Inc.(a)	10,700	212,395
Republic Services, Inc.	15,465	637,158
Stericycle, Inc.*(a)	5,300	738,343
Tyco International PLC	24,600	823,116
Waste Management, Inc.	26,242	1,307,114

		4,546,576

Communications Equipment — 0.7%
Cisco Systems, Inc.	307,500	8,071,875
F5 Networks, Inc.*	4,500	521,100
Harris Corp.	7,300	533,995
Juniper Networks, Inc.	20,800	534,768
Motorola Solutions, Inc.	10,489	717,238
Nokia OYJ (Finland)	5,195	35,522
QUALCOMM, Inc.	98,500	5,292,405

		15,706,903

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	1,852	53,286
Boskalis Westminster (Netherlands)	823	36,025
Bouygues SA (France)	1,938	68,778
CIMIC Group Ltd. (Australia)	39,165	650,646
Ferrovial SA (Spain)	4,254	101,757
Fluor Corp.(a)	8,800	372,680
Jacobs Engineering Group, Inc.*(a)	7,700	288,211
Obayashi Corp. (Japan)	75,000	639,914
Quanta Services, Inc.*(a)	13,100	317,151
Shimizu Corp. (Japan)	7,000	60,103
Skanska AB (Sweden) (Class B Stock)	7,581	148,836
Taisei Corp. (Japan)	19,000	123,863

		2,861,250

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	3,900	592,605
Taiheiyo Cement Corp. (Japan)	9,000	26,967
Vulcan Materials Co.	8,200	731,440

		1,351,012

Consumer Finance — 0.3%
American Express Co.	52,400	3,884,412
Capital One Financial Corp.	33,161	2,404,836
Discover Financial Services	27,240	1,416,207
Navient Corp.	22,600	254,024

		7,959,479

Containers & Packaging — 0.1%
Avery Dennison Corp.	5,300	299,821
Ball Corp.	8,500	528,700
Owens-Illinois, Inc.*(a)	9,400	194,768
Rexam PLC (United Kingdom)	6,646	52,767
Sealed Air Corp.	13,000	609,440
WestRock Co.	15,844	815,015

		2,500,511

Distributors
Genuine Parts Co.	9,500	787,455

Diversified Consumer Services
H&R Block, Inc.	17,000	615,400

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc. (Class B Stock)*	112,600	14,683,040
CME Group, Inc.	19,500	1,808,430
Groupe Bruxelles Lambert SA (Belgium)	924	69,729
Intercontinental Exchange, Inc.	6,971	1,638,115
Investor AB (Sweden) (Class B Stock)	18,401	632,277
Leucadia National Corp.	18,600	376,836
McGraw Hill Financial, Inc.	16,900	1,461,850
Moody’s Corp.	10,900	1,070,380
Nasdaq, Inc.	6,900	367,977
ORIX Corp. (Japan)	67,500	870,706

		22,979,340

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	372,438	12,134,030
BT Group PLC (United Kingdom)	87,982	559,963
CenturyLink, Inc.	33,336	837,400
Frontier Communications Corp.	64,390	305,852
Koninklijke KPN NV (Netherlands)	30,448	114,193
Level 3 Communications, Inc.*	17,700	773,313
Nippon Telegraph & Telephone Corp. (Japan)	28,000	986,262
Orange SA (France)	19,072	289,119
PCCW Ltd. (Hong Kong)	47,000	24,194
Spark New Zealand Ltd. (New Zealand)	21,307	40,718
Telecom Italia SpA (Italy)	56,883	58,340
Telecom Italia SpA (Italy) RSP*	525,537	647,636
Telefonica SA (Spain)	50,883	617,315
Telenor ASA (Norway)	7,284	136,113
Verizon Communications, Inc.	246,576	10,728,522

		28,252,970

Electric Utilities — 0.9%
American Electric Power Co., Inc.	30,060	1,709,212
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	6,000	53,776
Chubu Electric Power Co., Inc. (Japan)	6,100	89,940
Chugoku Electric Power Co., Inc. (The) (Japan)	2,200	30,323
Duke Energy Corp.	41,861	3,011,480
Edison International	20,200	1,274,014
EDP-Energias de Portugal SA (Portugal)	16,785	61,493
Electricite de France SA (France)	29,583	522,365
Endesa SA (Spain)	25,880	545,770
Entergy Corp.	11,300	735,630
Eversource Energy	19,600	992,152
Exelon Corp.	51,113	1,518,056
FirstEnergy Corp.	25,706	804,855
Fortum OYJ (Finland)	48,236	713,700
Hokuriku Electric Power Co. (Japan)	2,200	29,590
Kansai Electric Power Co., Inc. (The) (Japan)*	6,600	73,374
Kyushu Electric Power Co., Inc. (Japan)*	4,800	52,370
NextEra Energy, Inc.	26,900	2,624,095
Pepco Holdings, Inc.	14,500	351,190
Pinnacle West Capital Corp.	6,600	423,324
PPL Corp.	39,500	1,299,155
Red Electrica Corp. SA (Spain)	1,960	162,751
Shikoku Electric Power Co., Inc. (Japan)	2,300	37,509
Southern Co. (The)	55,100	2,462,970
Tohoku Electric Power Co., Inc. (Japan)	5,300	71,823
Tokyo Electric Power Co., Inc. (Japan)*	16,500	110,214
Xcel Energy, Inc.	29,710	1,052,031

		20,813,162

Electrical Equipment — 0.2%
AMETEK, Inc.	14,900	779,568
Eaton Corp. PLC	28,637	1,469,078
Emerson Electric Co.(a)	40,800	1,802,136
Fuji Electric Co. Ltd. (Japan)	6,000	21,760
OSRAM Licht AG (Germany)	991	51,343
Rockwell Automation, Inc.(a)	8,500	862,495
Vestas Wind Systems A/S (Denmark)	17,757	923,169

		5,909,549

Electronic Equipment, Instruments & Components — 0.3%
Alps Electric Co. Ltd. (Japan)	12,000	338,880
Amphenol Corp. (Class A Stock)	18,300	932,568
Corning, Inc.	74,700	1,278,864
FLIR Systems, Inc.	8,000	223,920
Ibiden Co. Ltd. (Japan)	15,400	201,606
Ingenico Group (France)	521	62,956
Keyence Corp. (Japan)	400	178,631
Kyocera Corp. (Japan)	9,100	416,780
Murata Manufacturing Co. Ltd. (Japan)	7,200	930,057
TDK Corp. (Japan)	1,200	67,869
TE Connectivity Ltd. (Switzerland)	24,200	1,449,338
Yokogawa Electric Corp. (Japan)	2,200	23,028

		6,104,497

Energy Equipment & Services — 0.5%
Baker Hughes, Inc.	26,298	1,368,548
Cameron International Corp.*	11,500	705,180

Diamond Offshore Drilling, Inc.(a)	2,700	46,710
Ensco PLC (Class A Stock)	12,300	173,184
FMC Technologies, Inc.*	14,300	443,300
Halliburton Co.	51,900	1,834,665
Helmerich & Payne, Inc.(a)	6,700	316,642
National Oilwell Varco, Inc.(a)	22,900	862,185
Schlumberger Ltd.	76,818	5,298,137
Transocean Ltd.(a)	18,500	239,020
Transocean Ltd. (SWX)(a)	4,113	53,056

		11,340,627

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	26,500	3,831,105
CVS Health Corp.	68,048	6,565,271
Distribuidora Internacional de Alimentacion SA (Spain)	6,433	38,943
ICA Gruppen AB (Sweden)(a)	17,873	605,076
J. Sainsbury PLC (United Kingdom)	12,545	49,613
Kroger Co. (The)	59,792	2,156,697
METRO AG (Germany)	16,111	445,760
Sysco Corp.	35,200	1,371,744
Wal-Mart Stores, Inc.	95,400	6,185,736
Walgreens Boots Alliance, Inc.	52,400	4,354,440
Wesfarmers Ltd. (Australia)	32,281	892,351
Whole Foods Market, Inc.	21,000	664,650
WM Morrison Supermarkets PLC (United Kingdom)	172,713	434,623

		27,596,009

Food Products — 0.9%
Archer-Daniels-Midland Co.	38,526	1,596,903
Campbell Soup Co.	11,000	557,480
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	1	70,937
ConAgra Foods, Inc.	26,300	1,065,413
General Mills, Inc.(a)	36,300	2,037,519
Hershey Co. (The)	9,100	836,108
Hormel Foods Corp.(a)	8,300	525,473
J.M. Smucker Co. (The)(a)	6,100	695,949
Kellogg Co.	14,900	991,595
Keurig Green Mountain, Inc.	6,800	354,552
Kraft Heinz Co. (The)	36,317	2,563,254
McCormick & Co., Inc.(a)	8,000	657,440
Mead Johnson Nutrition Co.	12,667	891,757
Mondelez International, Inc. (Class A Stock)	98,353	4,118,040
Nestle SA (Switzerland)	30,187	2,270,234
NH Foods Ltd. (Japan)	2,000	40,814
Tyson Foods, Inc. (Class A Stock)(a)	17,500	754,250
Wilmar International Ltd. (Singapore)	320,500	579,919

		20,607,637

Gas Utilities
AGL Resources, Inc.	6,939	423,557
APA Group (Australia)	10,930	65,967
Enagas SA (Spain)	2,074	59,473
Gas Natural SDG SA (Spain)	3,111	60,703

		609,700

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	90,000	3,619,800
Baxter International, Inc.	32,300	1,061,055
Becton, Dickinson & Co.	12,878	1,708,396
Boston Scientific Corp.*	79,267	1,300,771

C.R. Bard, Inc.	4,600	857,026
DENTSPLY International, Inc.	8,700	439,959
Edwards Lifesciences Corp.*	6,900	980,973
Intuitive Surgical, Inc.*	2,300	1,057,034
Medtronic PLC	86,190	5,769,559
St. Jude Medical, Inc.	17,100	1,078,839
Stryker Corp.	18,300	1,722,030
Varian Medical Systems, Inc.*(a)	6,200	457,436
Zimmer Biomet Holdings, Inc.	10,200	958,086

		21,010,964

Health Care Providers & Services — 1.3%
Aetna, Inc.	21,269	2,327,041
Alfresa Holdings Corp. (Japan)	1,200	20,493
AmerisourceBergen Corp.	12,900	1,225,371
Anthem, Inc.	16,100	2,254,000
Cardinal Health, Inc.	20,250	1,555,605
Cigna Corp.	16,300	2,200,826
DaVita HealthCare Partners, Inc.*	10,700	773,931
Express Scripts Holding Co.*	41,549	3,363,807
Fresenius SE & Co. KGaA (Germany)	3,539	237,567
HCA Holdings, Inc.*	18,400	1,423,424
Henry Schein, Inc.*	5,200	690,144
Humana, Inc.	9,200	1,646,800
Laboratory Corp. of America Holdings*	6,200	672,514
McKesson Corp.	14,130	2,614,474
Medipal Holdings Corp. (Japan)	3,100	49,188
Miraca Holdings, Inc. (Japan)	600	25,445
Patterson Cos., Inc.(a)	5,400	233,550
Quest Diagnostics, Inc.	8,900	547,083
Ryman Healthcare Ltd. (New Zealand)	4,388	20,553
Sonic Healthcare Ltd. (Australia)	32,718	420,831
Suzuken Co. Ltd. (Japan)	910	30,346
Tenet Healthcare Corp.*(a)	5,650	208,598
UnitedHealth Group, Inc.	57,600	6,682,176
Universal Health Services, Inc. (Class B Stock)	5,700	711,417

		29,935,184

Health Care Technology
Cerner Corp.*	19,000	1,139,240

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.	27,800	1,381,660
Carnival PLC	6,164	318,903
Chipotle Mexican Grill, Inc.*	1,950	1,404,488
Darden Restaurants, Inc.	7,650	524,331
Flight Centre Travel Group Ltd. (Australia)	2,388	60,824
Genting Singapore PLC (Singapore)	57,500	29,370
Marriott International, Inc. (Class A Stock)(a)	12,928	881,690
McDonald’s Corp.	58,000	5,714,740
Royal Caribbean Cruises Ltd.	10,200	908,718
Starbucks Corp.	90,700	5,155,388
Starwood Hotels & Resorts Worldwide, Inc.	10,600	704,688
Tabcorp Holdings Ltd. (Australia)	8,051	26,505
TUI AG (Germany)	5,011	92,586
Wyndham Worldwide Corp.	7,520	540,688
Wynn Resorts Ltd.(a)	5,000	265,600
Yum! Brands, Inc.	26,400	2,110,680

		20,120,859

Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	89,711	876,293

D.R. Horton, Inc.	20,100	590,136
Garmin Ltd.(a)	7,000	251,160
Harman International Industries, Inc.(a)	4,200	403,158
Iida Group Holdings Co. Ltd. (Japan)	1,600	25,031
Leggett & Platt, Inc.	8,200	338,250
Lennar Corp. (Class A Stock)(a)	11,100	534,243
Mohawk Industries, Inc.*	3,900	708,981
Newell Rubbermaid, Inc.	16,714	663,713
Nikon Corp. (Japan)	12,200	147,539
Panasonic Corp. (Japan)	21,200	214,547
Persimmon PLC (United Kingdom)*	2,846	86,622
PulteGroup, Inc.	17,622	332,527
Rinnai Corp. (Japan)	400	30,518
Sekisui House Ltd. (Japan)	5,800	90,851
Taylor Wimpey PLC (United Kingdom)	286,100	847,648
Whirlpool Corp.	4,826	710,677

		6,851,894

Household Products — 0.9%
Clorox Co. (The)	8,100	935,793
Colgate-Palmolive Co.	52,700	3,344,342
Kimberly-Clark Corp.	22,100	2,409,784
Procter & Gamble Co. (The)	164,825	11,857,510
Reckitt Benckiser Group PLC (United Kingdom)	13,643	1,237,223
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	33,975	950,693

		20,735,345

Independent Power & Renewable Electricity Producers
AES Corp.	39,500	386,705
Electric Power Development Co. Ltd. (Japan)	1,600	48,831
NRG Energy, Inc.	18,200	270,270

		705,806

Industrial Conglomerates — 1.1%
3M Co.	38,400	5,443,968
CK Hutchison Holdings Ltd. (Hong Kong)	50,916	662,297
Danaher Corp.	37,300	3,178,333
General Electric Co.	609,200	15,364,024
Hopewell Holdings Ltd. (Hong Kong)	85,500	291,228
Keppel Corp. Ltd. (Singapore)	16,700	79,867
Roper Technologies, Inc.	6,400	1,002,880
Siemens AG (Germany)	1,865	166,614

		26,189,211

Insurance — 1.4%
ACE Ltd.	19,900	2,057,660
Aflac, Inc.	26,700	1,552,071
Ageas (Belgium)	20,047	823,864
AIA Group Ltd. (Hong Kong)	5,200	27,044
Allianz SE (Germany)	9,295	1,460,187
Allstate Corp. (The)	25,200	1,467,648
American International Group, Inc.	80,639	4,581,908
Aon PLC	17,300	1,532,953
Assurant, Inc.	4,300	339,743
AXA SA (France)	18,737	454,917
Baloise Holding AG (Switzerland)	482	55,239
Chubb Corp. (The)	14,200	1,741,630
Cincinnati Financial Corp.	9,037	486,191
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	10,300	163,974
Direct Line Insurance Group PLC (United Kingdom)	9,314	52,849

Genworth Financial, Inc. (Class A Stock)*	23,400	108,108
Hannover Rueck SE (Germany)	8,407	861,143
Hartford Financial Services Group, Inc. (The)	25,900	1,185,702
Legal & General Group PLC (United Kingdom)	252,740	911,320
Lincoln National Corp.	15,018	712,754
Loews Corp.	17,175	620,704
Marsh & McLennan Cos., Inc.	33,000	1,723,260
Medibank Pvt. Ltd. (Australia)	26,782	45,627
MetLife, Inc.	67,500	3,182,625
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	2,333	435,724
NN Group NV (Netherlands)	6,175	177,268
Old Mutual PLC (United Kingdom)	46,130	132,202
Principal Financial Group, Inc.	16,900	800,046
Progressive Corp. (The)	31,700	971,288
RSA Insurance Group PLC (United Kingdom)	9,703	59,154
Sampo OYJ (Finland) (Class A Stock)	4,230	204,721
SCOR SE (France)	1,479	53,112
Swiss Life Holding AG (Switzerland)*	299	66,696
Swiss Re AG (Switzerland)	8,310	712,974
Torchmark Corp.	7,825	441,330
Travelers Cos., Inc. (The)	19,435	1,934,366
Unum Group	15,310	491,145
XL Group PLC (Ireland)	18,000	653,760

		33,282,907

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.*	23,150	11,850,253
Expedia, Inc.	6,150	723,732
Netflix, Inc.*	26,050	2,689,923
Priceline Group, Inc. (The)*	3,180	3,933,215
TripAdvisor, Inc.*(a)	6,950	437,989

		19,635,112

Internet Software & Services — 1.6%
Akamai Technologies, Inc.*	11,100	766,566
eBay, Inc.*	65,600	1,603,264
Facebook, Inc. (Class A Stock)*	135,800	12,208,420
Google, Inc. (Class A Stock)*	17,550	11,203,393
Google, Inc. (Class C Stock)*	17,823	10,843,870
Mixi, Inc. (Japan)	500	17,112
VeriSign, Inc.*(a)	6,500	458,640
Yahoo!, Inc.*	51,800	1,497,538

		38,598,803

IT Services — 1.7%
Accenture PLC (Class A Stock)	37,900	3,724,054
Alliance Data Systems Corp.*	3,740	968,585
Amadeus IT Holding SA (Spain) (Class A Stock)	7,010	300,346
Atos SE (France)	963	74,023
Automatic Data Processing, Inc.	28,600	2,298,296
Cap Gemini SA (France)	8,083	721,838
Cognizant Technology Solutions Corp. (Class A Stock)*	37,100	2,322,831
Computer Sciences Corp.	8,700	534,006
Fidelity National Information Services, Inc.	17,500	1,173,900
Fiserv, Inc.*	14,700	1,273,167
International Business Machines Corp.	55,800	8,089,326
MasterCard, Inc. (Class A Stock)	58,600	5,281,032
NTT Data Corp. (Japan)	1,500	75,625
Paychex, Inc.(a)	20,300	966,889
PayPal Holdings, Inc.*	66,100	2,051,744
Teradata Corp.*(a)	8,400	243,264
Total System Services, Inc.	10,196	463,204

Visa, Inc. (Class A Stock)	117,600	8,192,016
Western Union Co. (The)(a)	30,410	558,328
Xerox Corp.	58,163	565,926

		39,878,400

Leisure Products — 0.1%
Bandai Namco Holdings, Inc. (Japan)	6,000	139,253
Hasbro, Inc.	6,900	497,766
Mattel, Inc.(a)	19,251	405,426
Shimano, Inc. (Japan)	700	98,347

		1,140,792

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	19,414	666,483
Lonza Group AG (Switzerland)	2,944	386,300
PerkinElmer, Inc.	6,600	303,336
QIAGEN NV*	2,705	69,776
Thermo Fisher Scientific, Inc.	24,100	2,946,948
Waters Corp.*	5,200	614,692

		4,987,535

Machinery — 0.6%
Alfa Laval AB (Sweden)	3,321	54,368
Amada Holdings Co. Ltd. (Japan)	2,600	19,824
Caterpillar, Inc.(a)	36,600	2,392,176
Cummins, Inc.	10,500	1,140,090
Deere & Co.	20,100	1,487,400
Dover Corp.	10,100	577,518
Flowserve Corp.	8,300	341,462
Illinois Tool Works, Inc.	20,700	1,703,817
Ingersoll-Rand PLC	16,400	832,628
Joy Global, Inc.(a)	6,200	92,566
JTEKT Corp. (Japan)	2,400	33,602
Kawasaki Heavy Industries Ltd. (Japan)	16,000	55,237
Kone OYJ (Finland) (Class B Stock)	3,786	144,088
Makita Corp. (Japan)	1,100	58,512
Minebea Co. Ltd. (Japan)	26,000	276,000
NGK Insulators Ltd. (Japan)	3,000	57,406
NSK Ltd. (Japan)	5,400	52,342
PACCAR, Inc.	21,943	1,144,766
Parker Hannifin Corp.(a)	8,765	852,835
Pentair PLC (United Kingdom)	10,677	544,954
Schindler Holding AG (Switzerland)	2,400	352,007
Schindler Holding AG (Switzerland) (Part. Cert.)	1,000	143,647
SMC Corp. (Japan)	500	109,479
Snap-on, Inc.	3,600	543,384
Stanley Black & Decker, Inc.	9,197	891,925
Sumitomo Heavy Industries Ltd. (Japan)	5,000	19,813
Xylem, Inc.	10,200	335,070
Yangzijiang Shipbuilding Holdings Ltd. (China)	25,000	19,990

		14,276,906

Marine — 0.1%
A.P. Moeller — Maersk A/S (Denmark) (Class A Stock)	45	67,784
A.P. Moeller — Maersk A/S (Denmark) (Class B Stock)	417	642,798
Kuehne + Nagel International AG (Switzerland)	4,961	637,919
Mitsui OSK Lines Ltd. (Japan)	8,000	19,216
Nippon Yusen K.K. (Japan)	19,000	44,031

		1,411,748

Media — 1.5%
Cablevision Systems Corp. (Class A Stock)	12,900	418,863
CBS Corp. (Class B Stock)	26,934	1,074,667
Comcast Corp. (Class A Stock)	131,090	7,456,399
Comcast Corp. (Special Class A Stock)	19,400	1,110,456
Dentsu, Inc. (Japan)	2,100	107,772
Discovery Communications, Inc. (Class A Stock)*(a)	8,500	221,255
Discovery Communications, Inc. (Class C Stock)*(a)	15,300	371,637
Interpublic Group of Cos., Inc. (The)	23,131	442,496
ITV PLC (United Kingdom)	23,617	88,007
News Corp. (Class A Stock)	29,375	370,713
Omnicom Group, Inc.	14,500	955,550
Publicis Groupe SA (France)	12,136	829,412
RTL Group SA (Luxembourg)	287	24,742
Scripps Networks Interactive, Inc. (Class A Stock)(a)	6,100	300,059
Sky PLC (United Kingdom)	9,709	153,606
TEGNA, Inc.(a)	13,800	308,982
Time Warner Cable, Inc.	17,114	3,069,738
Time Warner, Inc.	49,866	3,428,287
Toho Co. Ltd. (Japan)	1,100	25,073
Twenty-First Century Fox, Inc. (Class A Stock)	79,100	2,134,118
Twenty-First Century Fox, Inc. (Class B Stock)	22,200	600,954
Viacom, Inc. (Class B Stock)	21,234	916,247
Vivendi SA (France)	11,125	263,572
Walt Disney Co. (The)	94,200	9,627,240
Wolters Kluwer NV (Netherlands)	21,603	666,226

		34,966,071

Metals & Mining — 0.2%
Alcoa, Inc.	74,440	719,090
BHP Billiton PLC (Australia)	19,932	303,396
Fortescue Metals Group Ltd. (Australia)(a)	18,158	23,441
Freeport-McMoRan, Inc.(a)	61,388	594,850
Hitachi Metals Ltd. (Japan)	3,000	34,839
JFE Holdings, Inc. (Japan)	5,700	74,864
Kobe Steel Ltd. (Japan)	37,000	40,118
Mitsubishi Materials Corp. (Japan)	11,000	33,423
Newmont Mining Corp.	30,500	490,135
Nippon Steel & Sumitomo Metal Corp. (Japan)	7,300	133,026
Norsk Hydro ASA (Norway)	12,981	43,286
Nucor Corp.	19,100	717,205
Rio Tinto Ltd. (United Kingdom)	4,171	143,501
Rio Tinto PLC (United Kingdom)	11,970	401,630
South32 Ltd. (Australia)*	264,560	255,722
Sumitomo Metal Mining Co. Ltd. (Japan)	5,000	56,799
voestalpine AG (Austria)	17,692	608,299

		4,673,624

Multi-Utilities — 0.6%
Ameren Corp.	15,000	634,050
CenterPoint Energy, Inc.	23,900	431,156
CMS Energy Corp.(a)	17,000	600,440
Consolidated Edison, Inc.	18,000	1,203,300
Dominion Resources, Inc.	35,632	2,507,780
DTE Energy Co.	11,000	884,070
National Grid PLC (United Kingdom)	95,000	1,323,074
NiSource, Inc.	16,600	307,930
PG&E Corp.	29,300	1,547,040
Public Service Enterprise Group, Inc.	30,000	1,264,800
RWE AG (Germany)	39,741	451,608
SCANA Corp.(a)	8,700	489,462
Sempra Energy	14,419	1,394,606
TECO Energy, Inc.	12,300	322,998
WEC Energy Group, Inc.(a)	18,713	977,193

		14,339,507

Multiline Retail — 0.3%
Dollar General Corp.	18,400	1,332,896
Dollar Tree, Inc.*	13,965	930,907
J. Front Retailing Co. Ltd. (Japan)	2,700	43,736
Kohl’s Corp.(a)	11,700	541,827
Macy’s, Inc.	20,674	1,060,990
Next PLC (United Kingdom)	1,386	159,725
Nordstrom, Inc.	8,700	623,877
Ryohin Keikaku Co. Ltd. (Japan)	200	40,722
Takashimaya Co. Ltd. (Japan)	3,000	24,239
Target Corp.	38,600	3,036,276

		7,795,195

Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	30,954	1,869,312
Apache Corp.	22,414	877,732
BG Group PLC (United Kingdom)	32,406	467,484
BP PLC (United Kingdom)	285,724	1,449,579
Cabot Oil & Gas Corp.	23,800	520,268
Caltex Australia Ltd. (Australia)	3,176	70,110
Chesapeake Energy Corp.(a)	28,000	205,240
Chevron Corp.	113,722	8,970,391
Cimarex Energy Co.	5,700	584,136
Columbia Pipeline Group, Inc.	19,600	358,484
ConocoPhillips(a)	74,577	3,576,713
CONSOL Energy, Inc.(a)	13,800	135,240
Devon Energy Corp.	23,000	853,070
Eni SpA (Italy)	17,614	277,076
EOG Resources, Inc.	33,300	2,424,240
EQT Corp.	9,400	608,838
Exxon Mobil Corp.	252,599	18,780,736
Galp Energia SGPS SA (Portugal)	3,662	36,136
Hess Corp.	15,000	750,900
Kinder Morgan, Inc.	104,798	2,900,809
Marathon Oil Corp.	39,682	611,103
Marathon Petroleum Corp.	33,382	1,546,588
Murphy Oil Corp.(a)	10,200	246,840
Neste OYJ (Finland)	1,017	23,406
Newfield Exploration Co.*	10,200	335,580
Noble Energy, Inc.	25,900	781,662
Occidental Petroleum Corp.	46,500	3,075,975
OMV AG (Austria)	8,211	199,793
ONEOK, Inc.	12,900	415,380
Phillips 66	31,538	2,423,380
Pioneer Natural Resources Co.	9,150	1,113,006
Range Resources Corp.(a)	10,300	330,836
Repsol SA (Spain)	10,157	118,463
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	37,188	877,896
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	23,235	549,396
Southwestern Energy Co.*(a)	22,700	288,063
Spectra Energy Corp.(a)	39,862	1,047,175
Tesoro Corp.	7,800	758,472
Total SA (France)	30,559	1,374,639
Valero Energy Corp.	31,100	1,869,110
Williams Cos., Inc. (The)	41,100	1,514,535
Woodside Petroleum Ltd. (Australia)	7,239	148,157

		65,365,949

Paper & Forest Products — 0.1%
International Paper Co.	25,073	947,509
Mondi PLC (South Africa)	38,878	814,848
Oji Holdings Corp. (Japan)	9,000	38,630
UPM-Kymmene OYJ (Finland)	26,036	390,821

		2,191,808

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,900	1,121,452
Unilever NV (United Kingdom)	19,172	768,514

		1,889,966

Pharmaceuticals — 3.2%
AbbVie, Inc.	104,000	5,658,640
Allergan PLC*	23,775	6,462,283
AstraZeneca PLC (United Kingdom)	2,715	172,181
Bayer AG (Germany)	7,799	1,000,604
Bristol-Myers Squibb Co.	100,770	5,965,584
Daiichi Sankyo Co. Ltd. (Japan)	37,300	647,228
Eli Lilly & Co.	59,200	4,954,448
Endo International PLC*	12,100	838,288
GlaxoSmithKline PLC (United Kingdom)	46,153	885,853
Johnson & Johnson	168,248	15,705,951
Mallinckrodt PLC*	7,000	447,580
Merck & Co., Inc.	170,833	8,437,442
Mylan NV*(a)	25,400	1,022,604
Novartis AG (Switzerland)	21,678	1,992,466
Novo Nordisk A/S (Denmark) (Class B Stock)	17,719	956,198
Orion OYJ (Finland) (Class B Stock)	7,247	274,230
Otsuka Holdings Co. Ltd. (Japan)	26,900	858,959
Perrigo Co. PLC	9,000	1,415,430
Pfizer, Inc.	372,270	11,693,001
Roche Holding AG (Switzerland)	6,801	1,805,472
Sanofi (France)	11,243	1,070,340
Shire PLC (Ireland)	13,183	901,213
Teva Pharmaceutical Industries Ltd. (Israel)	21,298	1,203,638
Zoetis, Inc.	29,700	1,223,046

		75,592,679

Professional Services — 0.1%
Dun & Bradstreet Corp. (The)	2,300	241,500
Equifax, Inc.	7,400	719,132
Nielsen Holdings PLC(a)	21,700	964,999
Randstad Holding NV (Netherlands)	1,419	84,815
Robert Half International, Inc.	8,400	429,744
SGS SA (Switzerland)	330	576,641

		3,016,831

Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	25,700	2,261,086
Apartment Investment & Management Co. (Class A Stock)	9,433	349,210
Ascendas Real Estate Investment Trust (Singapore)	23,700	39,045
AvalonBay Communities, Inc.	8,175	1,429,154
Boston Properties, Inc.	9,500	1,124,800
British Land Co. PLC (The) (United Kingdom)	9,051	114,944
CapitaLand Commercial Trust Ltd. (Singapore)	27,000	25,492
CapitaMall Trust (Singapore)	28,200	37,708
Crown Castle International Corp.	20,600	1,624,722
Dexus Property Group (Australia)	104,044	524,688
Equinix, Inc.	3,500	956,900
Equity Residential	22,300	1,675,176
Essex Property Trust, Inc.	4,100	916,022

Federation Centres (Australia)	31,929	61,656
General Growth Properties, Inc.	36,800	955,696
GPT Group (The) (Australia)	19,120	60,767
Hammerson PLC (United Kingdom)	81,034	765,174
HCP, Inc.(a)	27,100	1,009,475
Host Hotels & Resorts, Inc.	43,982	695,355
Iron Mountain, Inc.	10,602	328,874
Kimco Realty Corp.	23,300	569,219
Link REIT (Hong Kong)	146,000	803,793
Macerich Co. (The)	8,700	668,334
Plum Creek Timber Co., Inc.	10,700	422,757
Prologis, Inc.	31,677	1,232,235
Public Storage	9,000	1,904,670
Realty Income Corp.(a)	13,700	649,243
Segro PLC (United Kingdom)	89,139	579,944
Simon Property Group, Inc.	18,993	3,489,394
SL Green Realty Corp.(a)	6,400	692,224
Ventas, Inc.	19,618	1,099,785
Vornado Realty Trust	10,825	978,797
Welltower, Inc.	21,600	1,462,752
Weyerhaeuser Co.	30,698	839,283

		30,348,374

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	17,300	553,600
Daiwa House Industry Co. Ltd. (Japan)	5,700	141,308
Henderson Land Development Co. Ltd. (Hong Kong)	89,540	535,421
Hysan Development Co. Ltd. (Hong Kong)	153,000	637,073
Kerry Properties Ltd. (Hong Kong)	25,000	68,640
New World Development Co. Ltd. (Hong Kong)	60,000	58,433
Nomura Real Estate Holdings, Inc. (Japan)	1,500	30,156
Sino Land Co. Ltd. (Hong Kong)	34,000	51,769
Swire Properties Ltd. (Hong Kong)	8,800	24,391
Wheelock & Co. Ltd. (Hong Kong)	119,000	516,808

		2,617,599

Road & Rail — 0.4%
Central Japan Railway Co. (Japan)	1,400	225,719
CSX Corp.	58,600	1,576,340
Hankyu Hanshin Holdings, Inc. (Japan)	13,000	79,509
JB Hunt Transport Services, Inc.(a)	5,600	399,840
Kansas City Southern	6,900	627,072
Norfolk Southern Corp.	18,800	1,436,320
Ryder System, Inc.	3,600	266,544
Union Pacific Corp.	53,000	4,685,730
West Japan Railway Co. (Japan)	1,600	100,281

		9,397,355

Semiconductors & Semiconductor Equipment — 1.0%
Altera Corp.	18,500	926,480
Analog Devices, Inc.	19,400	1,094,354
Applied Materials, Inc.	73,100	1,073,839
Avago Technologies Ltd. (Singapore)	16,000	2,000,160
Broadcom Corp. (Class A Stock)	32,750	1,684,332
First Solar, Inc.*	5,100	218,025
Intel Corp.	286,800	8,644,152
KLA-Tencor Corp.	9,200	460,000
Lam Research Corp.	9,850	643,501
Linear Technology Corp.(a)	14,800	597,180
Microchip Technology, Inc.(a)	12,500	538,625

Micron Technology, Inc.*(a)	63,800	955,724
NVIDIA Corp.	29,350	723,478
Qorvo, Inc.*	8,707	392,250
Rohm Co. Ltd. (Japan)	900	40,023
Skyworks Solutions, Inc.	11,900	1,002,099
Texas Instruments, Inc.(a)	62,900	3,114,808
Xilinx, Inc.	15,000	636,000

		24,745,030

Software — 1.7%
Activision Blizzard, Inc.	28,800	889,632
Adobe Systems, Inc.*	28,900	2,376,158
Autodesk, Inc.*	14,000	617,960
CA, Inc.	17,964	490,417
Citrix Systems, Inc.*	9,900	685,872
Dassault Systemes SA (France)	1,470	108,641
Electronic Arts, Inc.*	19,200	1,300,800
Intuit, Inc.	17,000	1,508,750
Microsoft Corp.	489,900	21,682,974
Nexon Co. Ltd. (Japan)	19,400	259,370
Oracle Corp.	192,700	6,960,324
Red Hat, Inc.*	11,400	819,432
salesforce.com, inc.*	37,000	2,568,910
SAP SE (Germany)	440	28,505
Symantec Corp.	39,978	778,372

		41,076,117

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	4,400	833,932
AutoNation, Inc.*	4,274	248,661
AutoZone, Inc.*(a)	1,950	1,411,468
Bed Bath & Beyond, Inc.*	10,700	610,114
Best Buy Co., Inc.	18,125	672,800
CarMax, Inc.*(a)	13,100	777,092
GameStop Corp. (Class A Stock)(a)	6,200	255,502
Gap, Inc. (The)	15,100	430,350
Home Depot, Inc. (The)	78,950	9,117,935
Industria de Diseno Textil SA (Spain)	10,471	351,110
L Brands, Inc.	15,306	1,379,530
Lowe’s Cos., Inc.	56,400	3,887,088
O’Reilly Automotive, Inc.*	6,300	1,575,000
Ross Stores, Inc.	24,500	1,187,515
Shimamura Co. Ltd. (Japan)	200	21,543
Signet Jewelers Ltd.	4,800	653,424
Staples, Inc.	37,049	434,585
Tiffany & Co.	7,000	540,540
TJX Cos., Inc. (The)	41,200	2,942,504
Tractor Supply Co.	8,400	708,288
Urban Outfitters, Inc.*(a)	6,100	179,218
USS Co. Ltd. (Japan)	44,300	736,800

		28,954,999

Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	347,590	38,339,177
Brother Industries Ltd. (Japan)	2,300	27,724
EMC Corp.	117,350	2,835,176
FUJIFILM Holdings Corp. (Japan)	23,700	885,958
Hewlett-Packard Co.	109,148	2,795,280
Konica Minolta, Inc. (Japan)	5,200	54,781
NEC Corp. (Japan)	30,000	92,364
NetApp, Inc.	19,300	571,280
SanDisk Corp.(a)	12,300	668,259

Seagate Technology PLC(a)	18,900	846,720
Western Digital Corp.	13,400	1,064,496

		48,181,215

Textiles, Apparel & Luxury Goods — 0.5%
Christian Dior SE (France)	458	85,809
Coach, Inc.	15,600	451,308
Fossil Group, Inc.*(a)	2,900	162,052
Hanesbrands, Inc.	23,800	688,772
LVMH Moet Hennessy Louis Vuitton SE (France)	1,960	333,678
Michael Kors Holdings Ltd.*	11,800	498,432
NIKE, Inc. (Class B Stock)	42,100	5,177,037
Pandora A/S (Denmark)	2,727	318,566
PVH Corp.	5,100	519,894
Ralph Lauren Corp.	3,800	449,008
Swatch Group AG (The) (Switzerland)	363	26,187
Under Armour, Inc. (Class A Stock)*(a)	10,300	996,834
VF Corp.	20,900	1,425,589
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	7,000	26,043

		11,159,209

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	26,400	268,488

Tobacco — 0.8%
Altria Group, Inc.	118,900	6,468,160
British American Tobacco PLC (United Kingdom)	22,313	1,231,132
Imperial Tobacco Group PLC (United Kingdom)	12,446	643,441
Japan Tobacco, Inc. (Japan)	34,000	1,054,687
Philip Morris International, Inc.	93,700	7,433,221
Reynolds American, Inc.	50,538	2,237,317

		19,067,958

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	46,241	653,920
Fastenal Co.(a)	16,200	593,082
ITOCHU Corp. (Japan)	72,600	767,471
Mitsui & Co. Ltd. (Japan)	16,300	183,204
Sumitomo Corp. (Japan)	10,700	103,473
United Rentals, Inc.*	6,000	360,300
W.W. Grainger, Inc.	3,800	817,038

		3,478,488

Transportation Infrastructure
Aena SA (Spain), RegS, 144A*	674	74,554
Atlantia SpA (Italy)	3,899	109,066
Auckland International Airport Ltd. (New Zealand)	10,870	34,029
Groupe Eurotunnel SE (France)	5,311	72,360
Sydney Airport (Australia)	79,933	335,941

		625,950

Water Utilities
Severn Trent PLC (United Kingdom)	2,719	89,944

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)				48,600	1,087,819
NTT DOCOMO, Inc. (Japan)				13,000	219,272
Vodafone Group PLC (United Kingdom)				250,204	789,162

					2,096,253

TOTAL COMMON STOCKS (cost $551,567,877)					1,138,406,661

EXCHANGE TRADED FUND
iShares MSCI EAFE ETF(a) (cost $55,858)				1,026	58,810

PREFERRED STOCKS — 0.1%
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)				598	41,128
Volkswagen AG (Germany) (PRFC)				637	69,973

					111,101

Banks
Citigroup Capital XIII 7.875%, (Capital Security, fixed to floating preferred)(b)				20,000	513,800

Chemicals
Fuchs Petrolub SE (Germany) (PRFC)				665	29,433

Media — 0.1%
ProSiebenSat.1 Media SE (Germany)				16,781	823,710

TOTAL PREFERRED STOCKS (cost $1,581,382)					1,478,044

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.2%
Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.555	%(b)	04/25/19	322	319,798

Collateralized Loan Obligations — 1.8%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.467	%(b)	04/20/25	2,100	2,083,311
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.476	%(b)	07/13/25	2,400	2,380,672
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.794	%(b)	04/28/26	400	397,346
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.889	%(b)	10/15/26	2,000	1,991,503
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	1.837	%(b)	04/18/27	250	248,150
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.829	%(b)	10/15/26	600	596,303
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.889	%(b)	10/17/26	250	248,925
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.816	%(b)	04/18/27	1,000	996,081
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.489	%(b)	07/15/24	1,000	992,112
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.439	%(b)	04/17/25	2,200	2,180,739
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.837	%(b)	04/20/26	1,650	1,648,246
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.797	%(b)	10/18/26	250	249,264

Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.689	%(b)	01/17/26	250	247,309
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.545	%(b)	07/22/20	191	189,885
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.759	%(b)	10/15/26	750	743,466
Highbridge Loan Management (Cayman Islands), Series 2015-6A, Class A, 144A	1.754	%(b)	05/05/27	250	248,169
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	750	749,299
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.763	%(b)	04/15/27	250	249,096
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.911	%(b)	05/15/26	250	250,101
Magnetite Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.715	%(b)	07/25/26	2,000	1,996,745
Magnetite Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.737	%(b)	01/18/27	500	499,554
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2012-12AR, Class BR, 144A	2.395	%(b)	07/25/23	250	250,437
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.759	%(b)	04/15/26	500	496,135
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.445	%(b)	07/22/25	1,000	990,556
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5AR, Class AR, 144A	1.637	%(b)	12/15/22	430	427,070
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.583	%(b)	02/20/25	250	248,608
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.769	%(b)	07/17/26	500	499,240
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	503,727
Shackleton CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	1.697	%(b)	10/20/23	500	499,159
Shackleton CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.811	%(b)	05/07/26	2,500	2,498,322
Shackleton CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	1.769	%(b)	07/17/26	1,500	1,497,705
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.339	%(b)	04/15/25	2,600	2,554,209
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.971	%(b)	08/17/22	500	501,156
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.987	%(b)	10/20/23	900	897,860
THL Credit Wind River Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.915	%(b)	01/22/27	1,750	1,743,035
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761	%(b)	04/20/27	1,500	1,499,347
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.409	%(b)	07/15/25	2,200	2,177,267
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.917	%(b)	04/20/26	2,500	2,490,865
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.429	%(b)	04/15/24	1,500	1,479,066
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.787	%(b)	04/20/26	1,300	1,291,189
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	493,357

					42,224,586

Non-Residential Mortgage-Backed Securities — 1.6%
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.007%(b)	05/15/20	2,700	2,705,549
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%	09/20/19	1,475	1,480,435
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%	07/20/21	4,800	4,841,453
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%	12/20/21	3,800	3,842,564
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 144A	2.260%	11/15/25	2,325	2,359,652
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 144A	2.310%	04/15/26	2,400	2,434,205
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.707%(b)	05/15/20	1,600	1,592,086
Hertz Vehicle Financing LLC, Series 2015-1A, Class A, Private Placement, 144A(d)	2.730%	03/25/21	4,200	4,168,500
Hertz Vehicle Financing LLC, Series 2015-3A, Class A, 144A	2.670%	09/25/21	2,500	2,499,300
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%	07/18/25	3,800	3,791,389
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	0.907%(b)	12/17/18	2,100	2,100,000
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%	10/20/30	2,022	2,031,888
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%	11/15/24	3,265	3,299,442
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%	09/20/29	777	773,656
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%	09/15/21	1,200	1,202,160

				39,122,279

Residential Mortgage-Backed Securities — 0.8%
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.844%(b)	03/25/33	271	256,770
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.919%(b)	07/25/35	375	357,548
CWABS, Inc., Asset-Backed Certificates, Series 2004-1, Class M1	0.944%(b)	03/25/34	2,143	2,045,148
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.931%(b)	07/25/34	418	396,131
Fremont Home Loan Trust, Series 2004-2, Class M1	1.049%(b)	07/25/34	506	455,331
HSBC Home Equity Loan Trust USA, Series 2006-4, Class A4	0.446%(b)	03/20/36	2,363	2,348,022
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.989%(b)	06/25/34	555	535,586
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.394%(b)	05/25/33	145	136,424
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.244%(b)	12/27/33	823	794,277
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.094%(b)	07/25/32	344	330,487
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.469%(b)	09/25/32	558	550,018
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.959%(b)	02/25/34	911	855,979
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%	02/25/55	1,347	1,342,748
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%	02/25/55	3,435	3,405,925

VOLT XXXVI LLC, Series 2015-NP10, Class A1, 144A	3.625%		07/25/45	1,960	1,950,833
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	3,553	3,545,810

					19,307,037

TOTAL ASSET-BACKED SECURITIES (cost $100,510,265)					100,973,700

BANK LOANS(b) — 0.2%
Automotive
Schaeffler AG (Germany)	4.250%		05/15/20	531	530,106

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/30/23	673	662,981

Foods
ARAMARK Corp.	3.250%		09/07/19	386	385,360

Healthcare & Pharmaceutical — 0.1%
RPI Finance Trust (Luxembourg)	3.500%		11/09/20	873	869,747

Retailers
Staples, Inc.	3.500%		02/28/22	595	592,248

Technology — 0.1%
First Data Corp.	3.696%		03/26/18	1,055	1,045,456
Trans Union LLC	3.500%		04/09/21	394	390,060

					1,435,516

TOTAL BANK LOANS (cost $4,480,476)					4,475,958

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	3,400	3,415,888
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.733	%(b)	04/10/49	2,988	3,134,424
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.900	%(b)	12/10/49	800	844,782
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	900	907,806
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,090	2,185,762
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	3,500	3,579,222
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	828	850,894
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	995,258
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	1,400	1,418,662
Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.928%		02/10/47	2,000	2,072,764
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,100	2,198,322
Commercial Mortgage Trust, Series 2014-LC17, Class A4	3.648%		10/10/47	5,000	5,265,925
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	1,700	1,756,494
Commercial Mortgage Trust, Series 2015-3BP, Class A, 144A	3.178%		02/10/35	1,200	1,204,990
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.609	%(b)	02/15/39	1,671	1,673,253
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.650	%(b)	02/15/39	530	533,343

Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297%		12/15/39	2,378	2,458,017
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A3	3.236%		04/15/50	2,500	2,540,185
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 144A	3.555	%(b)	09/10/35	3,300	3,419,291
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513	%(b)	12/25/23	1,925	2,077,652
Federal National Mortgage Assoc., Series 2015-M8, Class AB2	2.829%		01/25/25	4,100	4,191,889
Federal National Mortgage Assoc., Series 2015-M10, Class A2	3.092	%(b)	04/25/27	4,700	4,832,653
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.593	%(b)	05/25/22	20,734	1,625,539
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.629	%(b)	06/25/22	5,733	467,484
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.726	%(b)	08/25/16	4,722	38,629
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.904	%(b)	05/25/19	16,475	895,423
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.824	%(b)	07/25/19	17,065	907,314
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.277	%(b)	04/10/37	1,268	1,267,338
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	3,000	3,017,535
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,100	1,130,801
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	5,000	4,961,475
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	204	205,793
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,597	1,634,165
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,500	1,496,064
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,200	3,226,931
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	1,700	1,764,530
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,100	1,096,851
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM	6.114	%(b)	07/15/40	2,500	2,652,462
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865	%(b)	05/12/39	780	794,903
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.698	%(b)	02/12/39	440	444,246
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	6.062	%(b)	06/12/46	1,659	1,688,415
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	1,510	1,525,412
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,200	1,205,540
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	4,000	4,107,216
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.890	%(b)	10/15/42	1,117	1,119,577
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	866	865,621
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,400	1,409,447

UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,200	3,231,949
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,500	1,519,058
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.900	%(b)	05/15/43	2,420	2,439,277
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(b)	05/15/46	4,187	4,403,409
Wells Fargo Commercial Mortgage Trust, Series 2015-NX53, Class A3	3.354%		09/15/57	4,000	4,039,724

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $106,953,909)					106,739,604

CORPORATE BONDS — 10.5%
Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	1,585	1,641,458
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	42	67,159
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	274	442,894
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	860	1,027,469
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	1,680	1,679,168
Reynolds American, Inc., Gtd. Notes, 144A	8.125%		06/23/19	290	343,412

					5,201,560

Airlines — 0.3%
American Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A(a)	3.375%		05/01/27	2,635	2,583,617
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	62	64,123
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21	124	130,279
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	542	608,610
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	565	592,757
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		10/29/24	373	379,887
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	6.821%		08/10/22	291	337,050
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	438	462,404
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	729	773,128

					5,931,855

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	1,890	1,919,760
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,065	1,132,816
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	380	387,421

					3,439,997

Auto Parts & Equipment
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	235	238,173

Banks — 3.1%
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(b)	12/29/49	2,100	2,194,500
Bank of America Corp., Sr. Unsec’d. Notes(a)	5.700%		01/24/22	1,290	1,471,410
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,330	1,433,400

Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	360	357,247
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	745	766,834
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	105	114,566
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	1,700	1,666,110
Bank of America NA, Sub. Notes	5.300%		03/15/17	850	892,917
Bank of America NA, Sub. Notes(a)	6.000%		10/15/36	805	967,107
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	1,070	1,021,515
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,170	2,155,027
Citigroup, Inc., Jr. Sub. Notes	5.950	%(b)	12/31/49	1,590	1,568,138
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	1,730	1,783,919
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	1,125	1,216,784
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	850	1,222,382
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,195	1,442,792
Citigroup, Inc., Sub. Notes(a)	4.450%		09/29/27	1,485	1,476,991
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,050	1,049,785
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	595	602,439
Discover Bank, Sub. Notes	7.000%		04/15/20	485	562,296
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(b)	12/31/49	1,800	1,758,375
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,305	2,570,631
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	1,250	1,434,611
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	220	265,285
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	765	803,427
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	1,100	1,312,210
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,230	1,357,680
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	920	1,018,716
Huntington Bancshares, Inc., Sub. Notes(a)	7.000%		12/15/20	150	177,073
Intesa Sanpaolo SpA (Italy), Gtd. Notes, MTN	3.125%		01/15/16	1,145	1,151,191
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100	%(b)	12/31/49	1,175	1,167,363
JPMorgan Chase & Co., Jr. Sub. Notes(a)	7.900	%(b)	04/29/49	2,000	2,077,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	1,660	1,779,356
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,525	3,491,315
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	195	195,585
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,770	2,022,253
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	2,385	2,313,555
Morgan Stanley, Jr. Sub. Notes	5.450	%(b)	12/31/49	640	630,086
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	605	619,662
Morgan Stanley, Sr. Unsec’d. Notes(a)	6.375%		07/24/42	640	786,363
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	1,530	1,607,020
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	840	949,300
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	6.625%		04/01/18	100	111,353
Morgan Stanley, Sub. Notes, MTN	4.350%		09/08/26	3,050	3,065,695
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346	%(b)	07/29/49	800	818,000
National City Corp., Sub. Notes	6.875%		05/15/19	2,687	3,097,560
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, MTN, 144A(a)	1.875%		09/17/18	1,590	1,592,461
PNC Bank NA, Sub. Notes	3.800%		07/25/23	480	495,694
PNC Funding Corp., Gtd. Notes	6.700%		06/10/19	390	453,939
Royal Bank of Canada (Canada), Covered Bonds	2.200%		09/23/19	4,650	4,725,535
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	925	931,260
Toronto-Dominion Bank (The) (Canada), Covered Bonds, 144A	1.950%		04/02/20	3,360	3,362,244
US Bancorp, Sub. Notes, MTN(a)	2.950%		07/15/22	915	910,295

					73,018,752

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	1,365	1,402,875
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%		12/01/41	140	158,064

					1,560,939

Building Materials — 0.1%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,154,375; purchased 10/27/14-02/11/15)(c)(d)	5.375%		11/15/24	1,135	1,120,812

Chemicals — 0.2%
Celanese US Holdings LLC, Gtd. Notes(a)	5.875%		06/15/21	1,160	1,170,150
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	445	432,047
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44	5	4,523
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	30	44,017
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%		02/26/55	955	809,923
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	800	862,562
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	265	279,196
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43	860	906,056
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%		06/01/25	500	611,781

					5,120,255

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(c)(d)	6.375%		10/15/17	1,198	1,308,238
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(c)(d)	7.000%		10/15/37	390	484,977
United Rentals North America, Inc., Gtd. Notes(a)	7.375%		05/15/20	725	761,250

					2,554,465

Computers — 0.2%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17	2,915	2,913,368
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%		10/05/18	545	544,302
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	455	465,481

					3,923,151

Diversified Financial Services — 0.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	600	589,500
American Express Co., Jr. Sub. Notes(a)	5.200	%(b)	12/31/49	475	470,393
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	5.300%		10/30/15	550	551,793
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	6.400%		10/02/17	270	294,389
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	7.250%		02/01/18	1,135	1,270,681
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	891,393
General Electric Capital Corp., Gtd. Notes, MTN	5.875%		01/14/38	580	723,305
General Electric Capital Corp., Gtd. Notes, MTN	6.875%		01/10/39	1,085	1,519,126
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	230	233,450
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	465	441,459
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	5.250%		02/06/12	1,850	189,625
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(e)	6.875%		05/02/18	700	73,500
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	295	303,296
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	680	683,400
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	2,175	2,150,390

					10,385,700

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%		08/01/16	170	177,486
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%		10/01/36	530	676,385
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%		04/01/36	340	409,406
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge., Series K2	6.950%		03/15/33	300	400,677
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%		12/01/39	145	167,930
Duke Energy Carolinas LLC, First Mortgage	6.050%		04/15/38	530	664,840

Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	345	345,863
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	255	257,231
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	845	1,019,317
Eversource Energy, Sr. Unsec’d. Notes	4.500%	11/15/19	605	654,804
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	1,375	1,460,408
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	265	273,053
Florida Power & Light Co., First Mortgage	5.950%	10/01/33	380	475,323
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	140	163,299
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%	08/15/19	545	596,875
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	500	562,138
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%	05/15/18	135	153,488
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.800%	05/01/37	515	634,311
Southern California Edison Co., First Mortgage(a)	3.600%	02/01/45	690	634,190
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%	09/15/41	480	496,030
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%	04/01/17	263	278,592

				10,501,646

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $530,000; purchased 06/19/14)(c)(d)	5.250%	06/27/29	530	275,600

Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%	11/01/20	800	810,000

Food
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	785	806,545

Forest & Paper Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $273,386; purchased 10/27/10)(c)(d)	5.400%	11/01/20	275	308,153
International Paper Co., Sr. Unsec’d. Notes(a)	6.000%	11/15/41	1,270	1,367,299
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	460	532,557

				2,208,009

Gas
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	45	44,234

Healthcare-Products — 0.3%
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734%	12/15/24	805	819,506
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	2,515	2,566,165
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	1,065	1,076,601
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%	09/15/18	3,700	3,708,658

				8,170,930

Healthcare-Services — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%	06/15/36	480	596,097
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,050	1,305,968
Anthem, Inc., Sr. Unsec’d. Notes	4.625%	05/15/42	330	325,158
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	260	254,976
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18	900	920,250
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	540	626,503
Cigna Corp., Sr. Unsec’d. Notes	6.150%	11/15/36	640	731,960
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	1,235	1,231,912
HCA, Inc., Sr. Sec’d. Notes(a)	5.000%	03/15/24	900	902,250
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	350	357,437
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	160	159,256
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%	12/15/15	560	564,615
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45	340	321,530
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%	09/29/21	4,385	4,486,451

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	440	414,554
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	115	124,141
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	410	527,222

					13,850,280

Home Builders
D.R. Horton, Inc., Gtd. Notes(a)	3.625%		02/15/18	375	380,156

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	1,600	1,758,805

Insurance — 0.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	480	533,376
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	125	125,714
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%		07/16/44	1,910	1,875,427
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	990	1,118,709
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(b)	03/29/67	1,260	1,242,675
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	635	704,191
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	215	255,516
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	910	1,128,968
Lincoln National Corp., Jr. Sub. Notes(a)	6.050	%(b)	04/20/67	250	210,000
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	876	1,059,454
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	660	848,098
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	505	616,823
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	165	167,627
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	960	1,119,033
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	85	105,249
MetLife, Inc., Sr. Unsec’d. Notes	6.750%		06/01/16	270	280,666
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	650	848,810
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(b)	10/16/44	1,505	1,550,150
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	350	426,197
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	640	734,254
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	695	1,036,016
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	105	103,344
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(b)	06/15/37	715	722,150
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	570	509,790
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,430	1,790,547
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.300%		08/25/45	660	660,660
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	315	354,338
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	575	651,178

					20,778,960

Lodging — 0.3%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	955	1,019,463
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	490	500,858
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	805	806,571
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,700	2,993,919
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	405	405,557
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%		03/01/25	900	771,750

					6,498,118

Machinery - Diversified — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	1,100	1,160,500
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,060	1,161,709

					2,322,209

Media — 0.5%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	250	282,704
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	35	42,769
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,265	1,622,547
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	900	938,250
CBS Corp., Gtd. Notes	4.850%		07/01/42	115	105,631
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	5.375%		05/01/25	720	656,100
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%		10/23/35	630	637,401
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	760	766,726
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	200	199,411
Comcast Cable Holdings LLC, Gtd. Notes	9.875%		06/15/22	1,440	1,936,043
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%		03/15/42	520	488,634
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	625	823,338
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	750	792,090
Time Warner Cable, Inc., Gtd. Notes	5.850%		05/01/17	1,240	1,312,345
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	175	201,064
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	495	570,105
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	75	95,772
Viacom, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/27/42	50	37,754
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	150	119,769
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	325	300,872
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	850	837,250

					12,766,575

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%		09/30/43	700	708,017
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%		10/23/15	905	904,095
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39	15	13,569
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45	400	324,740
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35	370	359,063

					2,309,484

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,040	1,037,400
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	180	177,576
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	260	269,437
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	1,050	1,052,625
SPX Flow, Inc., Gtd. Notes	6.875%		09/01/17	810	850,500

					3,387,538

Oil & Gas — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(f)	10/10/36	1,000	380,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	305	335,543
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	225	253,916
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	1,350	1,651,790
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	830	784,291
Helmerich & Payne International Drilling Co., Gtd. Notes(a)	4.650%		03/15/25	1,555	1,547,989
Nabors Industries, Inc., Gtd. Notes(a)	4.625%		09/15/21	890	807,868
Pacific Exploration & Production Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	350	129,500

Phillips 66, Gtd. Notes	2.950%	05/01/17	415	424,562
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18	1,450	1,590,959
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22	400	436,472
Valero Energy Corp., Sr. Unsec’d. Notes	4.900%	03/15/45	225	200,300

				8,543,190

Packaging & Containers — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%	01/15/23	1,000	980,000
Rock-Tenn Co., Gtd. Notes	4.900%	03/01/22	675	732,440

				1,712,440

Pharmaceuticals — 0.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25	950	936,954
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35	1,595	1,539,662
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25	805	777,661
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35	1,305	1,200,680
Actavis Funding SCS, Gtd. Notes(a)	4.750%	03/15/45	480	435,818
Actavis, Inc., Gtd. Notes	6.125%	08/15/19	440	494,928
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25	340	330,936
Merck & Co., Inc., Sr. Unsec’d. Notes(a)	3.700%	02/10/45	1,105	1,013,831
Mylan, Inc., Gtd. Notes	1.800%	06/24/16	355	354,355
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	1,010	1,084,574
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	90	80,638

				8,250,037

Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,125	1,089,958
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	610	609,121
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%	03/15/35	200	161,554
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	03/15/45	500	390,040
EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.150%	06/01/25	665	610,012
Enterprise Products Operating LLC, Gtd. Notes	3.750%	02/15/25	1,055	1,005,433
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	530	567,433
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,140	1,045,679
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	130	129,667

				5,608,897

Real Estate
Prologis LP, Gtd. Notes	6.875%	03/15/20	68	79,054

Real Estate Investment Trusts (REITs) — 0.2%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	685	793,514
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	550	551,993
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	235	239,453
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	190	195,288
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	2,925	3,232,578

				5,012,826

Retail — 0.2%
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	470	493,157
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	590	634,222
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	170	187,566
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	565	584,011
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,300	1,374,750
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	345	435,829
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	300	305,479

Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	265	276,648

				4,291,662

Savings & Loans — 0.1%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,195	1,190,641

Software
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	700	701,821

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	300	329,712
AT&T Corp., Gtd. Notes	8.250%	11/15/31	18	23,982
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	3,130	2,987,572
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	350	320,186
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.750%	05/15/46	560	513,126
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.800%	06/15/44	305	281,972
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	1,133	1,119,210
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(a)	9.625%	12/15/30	350	521,910
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(c)(d)	7.082%	06/01/16	325	333,798
Embarq Corp., Sr. Unsec’d. Notes (original cost $364,974; purchased 05/12/06)(c)(d)	7.995%	06/01/36	365	376,519
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	3.500%	11/01/24	1,220	1,199,516
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.522%	09/15/48	1,182	1,038,727
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	2,288	1,970,197
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	1,053	987,412
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	2,349	2,137,928

				14,141,767

Transportation — 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	1,180	1,216,988
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	735	916,325
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	690	816,257
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	120	138,635

				3,088,205

TOTAL CORPORATE BONDS (cost $246,131,529)				251,985,288

MUNICIPAL BONDS — 0.5%
California — 0.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,305	1,734,998
State of California, GO, BABs	7.300%	10/01/39	1,250	1,728,575
State of California, GO, BABs	7.500%	04/01/34	350	490,805
State of California, GO, BABs	7.550%	04/01/39	245	354,086
State of California, GO, BABs	7.625%	03/01/40	205	294,556

				4,603,020

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	565	729,144

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	970	1,199,657

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,000	1,382,780

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,100	1,329,394

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	415	472,689
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	275	310,255

				782,944

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	425	536,244

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	505	586,255

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	945	1,189,027

TOTAL MUNICIPAL BONDS (cost $9,698,429)				12,338,465

NON-CORPORATE FOREIGN AGENCIES — 0.8%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	1,300	1,321,001
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	490	496,169
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	265	296,609
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	695	767,106
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	2.250%	06/24/21	3,295	3,396,229
KFW (Germany), Gov’t. Gtd. Notes, MTN	2.750%	10/01/20	2,645	2,794,778
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	1.125%	05/23/18	2,634	2,637,619
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	1,400	1,344,000
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23	705	634,500
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/18/24	375	362,963
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	1,970	2,071,356
Petroleos Mexicanos (Mexico), Gtd. Notes	6.625%	06/15/35	453	424,688
Petroleos Mexicanos (Mexico), Sr. Unsec’d. Notes	8.625%	12/01/23	350	413,525
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	560	565,667
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A(a)	1.750%	04/10/17	1,035	1,034,730
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,000	985,482
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	500	508,051

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $20,119,177)				20,054,473

NON-CORPORATE SOVEREIGNS — 0.5%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%	01/07/25	2,270	1,986,250
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	920	891,480

Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%		03/25/19	392	406,700
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(a)	5.875%		03/13/20	770	839,133
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%		01/15/24	750	794,031
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21	750	774,354
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%		03/15/22	550	554,950
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44	766	698,975
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25	490	474,075
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%		09/22/24	395	389,569
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20	375	404,531
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%		10/23/22	1,975	1,967,677
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	140	151,025
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, MTN, RegS	6.125%		01/22/44	350	406,875
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes(a)	7.000%		06/05/20	1,260	1,392,300

TOTAL NON-CORPORATE SOVEREIGNS (cost $12,485,577)					12,131,925

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.5%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	271	276,733
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,320	1,109,801
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.355	%(b)	10/26/37	956	871,894
Banc of America Funding Trust., Series 2015-R4, Class 4A1, 144A	3.500	%(b)	01/01/30	1,994	1,997,594
Banc of America Mortgage Trust, Series 2005-A, Class 2A1	2.646	%(b)	02/25/35	295	287,895
Banc of America Mortgage Trust, Series 2005-B, Class 2A1	2.668	%(b)	03/25/35	332	306,446
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.621	%(b)	02/25/37	654	636,744
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1	2.144	%(b)	11/25/24	2,657	2,674,379
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.694	%(b)	02/25/25	861	863,416
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1	1.344	%(b)	05/25/25	4,891	4,871,215
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	1.094	%(b)	10/25/27	6,256	6,226,954
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.727	%(b)	07/25/35	359	359,528
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.293	%(b)	09/01/21	4,567	4,586,241
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.193	%(b)	12/01/21	885	881,044
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.193	%(b)	04/01/20	1,661	1,656,361
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.193	%(b)	05/01/20	3,962	3,928,111
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.193	%(b)	07/01/20	1,944	1,916,747

LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.193	%(b)	08/01/20	1,582		1,563,208
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	65		65,738
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.560	%(b)	02/25/34	403		400,491
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	182		181,399

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $35,914,755)						35,661,939

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.5%
Federal Home Loan Banks(g)	1.830%		07/29/20	1,555		1,578,560
Federal Home Loan Banks(g)	5.500%		07/15/36	850		1,123,953
Federal Home Loan Mortgage Corp.	0.750%		01/12/18	407		406,659
Federal Home Loan Mortgage Corp.	2.236	%(b)	12/01/35	312		330,192
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	3,700		3,810,663
Federal Home Loan Mortgage Corp.	2.375	%(b)	06/01/36	291		310,454
Federal Home Loan Mortgage Corp.	2.500%		TBA	1,250		1,274,269
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	951		971,553
Federal Home Loan Mortgage Corp.	3.000%		TBA	2,000		2,020,516
Federal Home Loan Mortgage Corp.	3.000%		10/01/28 - 04/01/45	8,976		9,179,303
Federal Home Loan Mortgage Corp.	3.500%		TBA	10,000		10,404,688
Federal Home Loan Mortgage Corp.	3.500%		TBA	500		526,594
Federal Home Loan Mortgage Corp.	3.500%		08/01/26	1,282		1,359,384
Federal Home Loan Mortgage Corp.	4.000%		TBA	9,000		9,580,533
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	3,711		3,967,386
Federal Home Loan Mortgage Corp.	4.500%		02/01/19 - 10/01/41	10,445		11,314,171
Federal Home Loan Mortgage Corp.	5.000%		07/01/18 - 05/01/39	2,927		3,164,122
Federal Home Loan Mortgage Corp.	5.500%		12/01/33 - 07/01/38	2,561		2,838,767
Federal Home Loan Mortgage Corp.	6.000%		03/01/32 - 08/01/39	1,095		1,237,946
Federal Home Loan Mortgage Corp.	6.500%		09/01/16	—	(m)	476
Federal Home Loan Mortgage Corp.	7.000%		05/01/31 - 10/01/31	304		347,969
Federal National Mortgage Assoc.(g)(h)	1.500%		06/22/20	3,240		3,239,997
Federal National Mortgage Assoc.(a)(g)(h)	1.625%		01/21/20	1,365		1,379,073
Federal National Mortgage Assoc.	1.875%		02/19/19	156		159,608
Federal National Mortgage Assoc.	1.932	%(b)	07/01/33	336		353,469
Federal National Mortgage Assoc.	2.059	%(b)	06/01/37	74		74,669
Federal National Mortgage Assoc.	2.152	%(b)	07/01/37	465		492,244
Federal National Mortgage Assoc.	2.500%		TBA	2,000		2,038,937
Federal National Mortgage Assoc.	2.500%		01/01/28 - 10/01/43	2,520		2,545,937
Federal National Mortgage Assoc.	2.625%		09/06/24	130		133,127
Federal National Mortgage Assoc.	3.000%		TBA	500		506,719
Federal National Mortgage Assoc.	3.000%		TBA	8,500		8,851,288
Federal National Mortgage Assoc.	3.000%		02/01/27	3,710		3,880,834
Federal National Mortgage Assoc.	3.500%		TBA	55,500		57,771,595
Federal National Mortgage Assoc.	3.500%		07/01/27 - 03/01/43	29,606		31,016,502
Federal National Mortgage Assoc.(l)	4.000%		TBA	7,000		7,466,760
Federal National Mortgage Assoc.	4.000%		09/01/44	6,265		6,687,251
Federal National Mortgage Assoc.	4.500%		11/01/18 - 03/01/41	7,288		7,950,527

Federal National Mortgage Assoc.	5.000%		TBA	6,500	7,161,807
Federal National Mortgage Assoc.	5.000%		10/01/18 - 05/01/36	2,184	2,394,618
Federal National Mortgage Assoc.	5.500%		03/01/16 - 04/01/37	4,349	4,875,310
Federal National Mortgage Assoc.	6.000%		09/01/17 - 06/01/38	4,787	5,432,739
Federal National Mortgage Assoc.	6.500%		07/01/17 - 01/01/37	1,874	2,161,391
Federal National Mortgage Assoc.	7.000%		02/01/32 - 07/01/32	208	243,606
Federal National Mortgage Assoc.	7.500%		05/01/32	19	18,648
Government National Mortgage Assoc.	3.000%		TBA	2,000	2,040,899
Government National Mortgage Assoc.	3.000%		03/15/45 - 08/20/45	6,976	7,129,154
Government National Mortgage Assoc.(l)	3.500%		TBA	7,500	7,858,299
Government National Mortgage Assoc.	3.500%		TBA	14,500	15,159,289
Government National Mortgage Assoc.	3.500%		05/20/43 - 04/20/45	3,778	3,965,868
Government National Mortgage Assoc.	4.000%		TBA	8,250	8,789,636
Government National Mortgage Assoc.	4.000%		06/15/40 - 08/20/45	2,334	2,491,678
Government National Mortgage Assoc.	4.500%		TBA	2,500	2,685,548
Government National Mortgage Assoc.	4.500%		TBA	1,000	1,082,344
Government National Mortgage Assoc.	4.500%		04/15/40 - 03/20/41	6,135	6,668,281
Government National Mortgage Assoc.	5.000%		10/20/37	363	393,895
Government National Mortgage Assoc.	5.500%		08/15/33 - 04/15/36	2,141	2,426,516
Government National Mortgage Assoc.	6.000%		11/15/23 - 07/15/34	820	933,363
Government National Mortgage Assoc.	6.500%		10/15/23 - 09/15/36	1,531	1,778,102
Government National Mortgage Assoc.	8.000%		01/15/24 - 07/15/24	24	26,583
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	566	588,827
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	3,910	4,039,667
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes(a)	3.000%		06/30/25	1,115	1,150,506
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	1.825	%(f)	10/15/19	1,105	1,034,977
Residual Funding Corp. Strips Principal, Sr. Unsec’d. Notes, PO	2.066	%(f)	07/15/20	3,351	3,082,910
Tennessee Valley Authority, Sr. Unsec’d. Notes(a)	5.880%		04/01/36	76	99,869
Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	3,665	3,715,276

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $294,103,016)					299,726,301

U.S. TREASURY OBLIGATIONS — 5.5%
U.S. Treasury Bonds	2.750%		08/15/42 - 11/15/42	11,690	11,383,118
U.S. Treasury Bonds	2.875%		08/15/45	1,370	1,369,322
U.S. Treasury Bonds(a)	3.000%		05/15/45	2,980	3,049,610
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	27,475	27,297,860
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	2,279	2,220,395
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		01/15/20	9,519	9,987,967
U.S. Treasury Notes	1.625%		04/30/19	17,190	17,503,356
U.S. Treasury Notes	1.750%		09/30/22	965	964,497
U.S. Treasury Notes(h)	2.125%		09/30/21	42,045	43,260,353
U.S. Treasury Notes	3.125%		05/15/19	3,065	3,282,584
U.S. Treasury Strips Coupon	2.184	%(f)	02/15/28	2,115	1,561,579
U.S. Treasury Strips Coupon	2.241	%(f)	05/15/28	1,055	772,352
U.S. Treasury Strips Coupon	2.280	%(f)	02/15/29	1,055	753,232
U.S. Treasury Strips Coupon	2.363	%(f)	08/15/30	3,150	2,135,423

U.S. Treasury Strips Coupon	2.384	%(f)	05/15/29	2,175	1,539,389
U.S. Treasury Strips Coupon	2.519	%(f)	08/15/25	1,930	1,547,565
U.S. Treasury Strips Coupon	3.103	%(f)	11/15/34	1,430	839,396
U.S. Treasury Strips Principal	2.351	%(f)	05/15/43	1,180	511,538
U.S. Treasury Strips Principal	3.577	%(f)	05/15/44	1,780	748,748

TOTAL U.S. TREASURY OBLIGATIONS (cost $129,243,011)					130,728,284

TOTAL LONG-TERM INVESTMENTS (cost $1,512,845,261)					2,114,759,452

				Shares
SHORT-TERM INVESTMENTS — 21.0%

AFFILIATED MUTUAL FUNDS — 20.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $100,724,868)(j)				10,517,633	98,024,342
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $398,294,059; includes $79,411,390 of cash collateral for securities on loan)(j)(k)				398,294,059	398,294,059

TOTAL AFFILIATED MUTUAL FUNDS (cost $499,018,927)					496,318,401

				Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills(g) (cost $3,796,979)	0.136	%(i)	03/03/16	3,800	3,799,574

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $127.50				25,000	367,188
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $130.50				25,000	35,156
Interest Rate Swap Options,
Receive a fixed rate of 0.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16			JPMorgan Chase	30,650	7,795
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16			JPMorgan Chase	30,650	474,198

					884,337

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.13				336,500	8,412

90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.38		336,500	8,413

			16,825

TOTAL OPTIONS PURCHASED (cost $681,433)			901,162

TOTAL SHORT-TERM INVESTMENTS (cost $503,497,339)			501,019,137

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 109.5% (cost $2,016,342,600)			2,615,778,589

OPTIONS WRITTEN*
Call Options
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $129.00		50,000	(265,625)
Interest Rate Swap Options,
Pay a fixed rate of $1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	61,300	(191,943)

			(457,568)

Put Option
90 Day Euro Dollar Futures, expiring 12/14/15, Strike Price $99.25		673,000	(16,825)

TOTAL OPTIONS WRITTEN (premiums received $405,078)			(474,393)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 109.5% (cost $2,015,937,522)			2,615,304,196
Liabilities in excess of other assets(n) — (9.5)%			(227,420,866)

NET ASSETS — 100.0%			$2,387,883,330

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $78,382,021; cash collateral of $79,411,390 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $4,272,642. The aggregate value of $4,208,097 is approximately 0.2% of net assets.
(d)	Indicates a security that has been deemed illiquid.
(e)	Represents issuer in default on interest payments and/or principal re-payments;.non-income producing security. Such securities may be post maturity.
(f)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Rate quoted represents yield-to-maturity as of purchase date.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $14,500,000 is approximately 0.6% of net assets.
(m)	Less than $500 par.
(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
483	2 Year U.S. Treasury Notes	Dec. 2015	$105,585,696	$105,792,094	$206,398
737	5 Year U.S. Treasury Notes	Dec. 2015	88,250,767	88,820,015	569,248
194	10 Year U.S. Treasury Notes	Dec. 2015	24,754,006	24,974,469	220,463
3	ASX SPI 200 Index	Dec. 2015	263,351	263,582	231
9	MSCI EAFE Mini Futures	Dec. 2015	769,161	742,275	(26,886)
72	S&P 500 E-Mini Futures	Dec. 2015	7,071,630	6,871,320	(200,310)
64	S&P 500 Index Futures	Dec. 2015	31,082,118	30,539,200	(542,918)
183	U.S. Ultra Bonds	Dec. 2015	29,299,834	29,354,344	54,510

					280,736

	Short Position:
102	U.S. Long Bonds	Dec. 2015	15,847,713	16,049,063	(201,350)

					$79,386

(1)	A U.S. Treasury Obligation with a market value of $3,799,574 has been segregated with Goldman Sachs & Co. and U.S. Government Agency Obligations with a combined market value of $2,264,500 have been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC swap agreements:
2,634	05/17/18	0.989%	3 Month LIBOR(1)	$(14,082)	$—	$(14,082)	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation
Exchange-traded swap agreements:
9,890	09/04/20	1.585%	3 Month LIBOR(1)	$191	$(95,079)	$(95,270)
12,735	12/31/21	1.831%	3 Month LIBOR(1)	8,825	(178,791)	(187,616)
26,880	12/31/21	1.950%	3 Month LIBOR(1)	73,934	(570,297)	(644,231)
48,160	05/31/22	2.200%	3 Month LIBOR(1)	(48,565)	(1,678,793)	(1,630,228)
7,020	05/31/22	2.217%	3 Month LIBOR(1)	188	(252,286)	(252,474)
5,570	09/04/25	2.214%	3 Month LIBOR(1)	190	(105,516)	(105,706)

				$34,763	$(2,880,762)	$(2,915,525)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2015(4)	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	53,000	$(997,537)	$(268,802)	$728,735

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V9	12/20/16	5.000%	1,150	$44,927	$47,924	$(2,997)	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V9	12/20/16	5.000%	2,990	116,809	128,338	(11,529)	Deutsche Bank AG
CDX.NA.HY.17.V9	12/20/16	5.000%	4,140	161,736	181,412	(19,676)	Deutsche Bank AG

				$323,472	$357,674	$(34,202)

U.S. Government Agency Obligations and a U.S. Treasury Obligation with a combined market value of $4,414,171 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swap (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,027,110,825	$111,295,836	$—
Exchange Traded Fund	58,810	—	—
Preferred Stocks	513,800	964,244	—
Asset-Backed Securities
Collateralized Debt Obligation	—	319,798	—
Collateralized Loan Obligations	—	42,224,586	—
Non-Residential Mortgage-Backed Securities	—	32,454,479	6,667,800
Residential Mortgage-Backed Securities	—	19,307,037	—
Bank Loans	—	4,475,958	—
Commercial Mortgage-Backed Securities	—	102,699,880	4,039,724
Corporate Bonds	—	251,985,288	—
Municipal Bonds	—	12,338,465	—
Non-Corporate Foreign Agencies	—	20,054,473	—
Non-Corporate Sovereigns	—	12,131,925	—
Residential Mortgage-Backed Securities	—	35,661,939	—
U.S. Government Agency Obligations	—	299,726,301	—
U.S. Treasury Obligations	—	134,527,858	—
Affiliated Mutual Funds	496,318,401	—	—
Options Purchased	419,169	481,993	—
Options Written	(282,450)	(191,943)	—
Other Financial Instruments*
Futures Contracts	79,386	—	—
OTC interest rate swaps	—	(14,082)	—
Exchange-traded interest rate swaps	—	(2,915,525)	—
Exchange-traded credit default swaps	—	728,735	—
OTC credit default swaps	—	323,472	—

Total	$1,524,217,941	$1,078,580,717	$10,707,524

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 9/30/15
Credit contracts	$1,052,207
Equity contracts	(769,883)
Interest rate contracts	(1,653,569)

Total	$(1,371,245)

Diversified Bond Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 88.4%
ASSET-BACKED SECURITIES — 15.4%
COLLATERALIZED LOAN OBLIGATIONS — 4.4%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.739%	(a)	07/15/26	500	$495,442
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.467%	(a)	04/20/25	3,300	3,273,775
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.889%	(a)	10/15/26	1,750	1,742,565
Battalion VII CLO Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.695%	(a)	10/22/25	1,300	1,297,500
Battalion VII CLO Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.889%	(a)	10/17/26	2,750	2,738,171
Benefit Street Partners II CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.489%	(a)	07/15/24	900	892,901
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2012-IA, Class A2R, 144A	— %	(a)(b)	10/15/25	2,500	2,500,000
Benefit Street Partners V CLO Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	1.887%	(a)	10/20/26	1,250	1,251,059
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.769%	(a)	01/15/26	700	700,511
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.439%	(a)	04/17/25	2,600	2,577,236
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	1.755%	(a)	07/27/26	250	249,403
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	1.739%	(a)	07/15/26	1,500	1,486,264
Flagship VII CLO Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.757%	(a)	01/20/26	2,500	2,481,676
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.689%	(a)	01/17/26	1,250	1,236,544
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.429%	(a)	04/15/24	4,200	4,141,386
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.763%	(a)	04/15/27	2,250	2,241,859
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.839%	(a)	07/15/26	250	249,701
Magnetite VIII CLO Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.769%	(a)	04/15/26	250	249,531
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	1.786%	(a)	07/20/27	1,000	997,847
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	1.855%	(a)	10/25/26	4,375	4,350,276
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	700	681,699
Shackleton V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.811%	(a)	05/07/26	1,250	1,249,161
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.339%	(a)	04/15/25	7,300	7,171,433
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class B, 144A	1.647%	(a)	10/20/26	750	739,770
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.737%	(a)	01/18/26	3,300	3,298,926
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.409%	(a)	07/15/25	300	296,900

					48,591,536

NON-RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.5%
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.207	%(a)	05/15/34	122	101,965
Hertz, Series 2015-1A, Class A(c)	2.730%		03/25/21	5,600	5,558,000
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	1,816	1,858,731
Onemain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,100	4,090,709
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	5,200	5,254,855

					16,864,260

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.5%
ABFC Trust, Series 2004-OPT1, Class M1	1.244	%(a)	08/25/33	1,248	1,182,079
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.094	%(a)	09/25/33	1,308	1,226,445
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	336	342,275
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.154	%(a)	09/25/34	897	893,392
Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-2, Class M3	3.119	%(a)	10/25/31	397	383,366
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.019	%(a)	05/25/34	1,275	1,216,503
Argent Securities, Inc., Series 2003-W2, Class M4	5.824	%(a)	09/25/33	2,400	2,224,757
Argent Securities, Inc., Series 2004-W10, Class A2	0.974	%(a)	10/25/34	1,729	1,678,379
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.452	%(a)	06/15/33	1,122	1,071,336
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.257	%(a)	01/15/34	200	189,947
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.094	%(a)	08/25/34	1,678	1,620,883
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.349	%(a)	10/26/37	3,347	3,051,627
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721	%(a)	07/28/35	4,804	4,821,344
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.094	%(a)	03/25/34	3,534	3,374,183
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	1.919	%(a)	04/25/34	1,935	1,768,600
Centex Home Equity Loan Trust, Series 2004-B, Class AF6	4.686	%(a)	03/25/34	968	991,480
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.444	%(a)	08/25/32	60	53,215
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.931%		07/25/34	528	501,130
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.694	%(a)	02/25/25	1,149	1,151,221
FBR Securitization Trust, Series 2005-2, Class M1	0.914	%(a)	09/25/35	2,965	2,939,539
Fremont Home Loan Trust, Series 2003-B, Class M1	1.244	%(a)	12/25/33	189	179,723
GSAMP Trust, Series 2004-FM1, Class M1	1.169	%(a)	11/25/33	1,743	1,687,689
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.334	%(a)	01/26/37	4,650	4,448,724
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.334	%(a)	01/26/37	1,400	1,101,607
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.339	%(a)	03/26/37	3,599	3,395,444
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.339	%(a)	03/26/37	700	530,943
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	0.944	%(a)	02/25/34	3,716	3,533,772

LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.197	%(a)	12/01/21	885	881,044
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.197	%(a)	05/01/20	6,391	6,336,418
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.197	%(a)	07/01/20	4,859	4,791,867
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.199	%(a)	08/01/20	3,758	3,712,620
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	65	65,738
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	0.974	%(a)	02/25/34	1,928	1,832,967
Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1	1.394	%(a)	08/25/35	593	560,767
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.714	%(a)	06/25/35	1,548	1,484,586
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.394	%(a)	05/25/33	1,083	1,016,362
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.214	%(a)	10/25/33	836	780,116
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.244	%(a)	12/27/33	669	645,350
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.064	%(a)	11/25/34	3,688	3,371,186
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.124	%(a)	06/25/34	1,915	1,851,840
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.109	%(a)	07/25/34	1,483	1,414,328
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.319	%(a)	10/25/33	2,668	2,563,419
New Century Home Equity Loan Trust, Series 2004-4, Class M1	0.959	%(a)	02/25/35	2,989	2,779,160
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	1.394	%(a)	12/25/34	141	140,262
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	1,000	1,035,960
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.319	%(a)	12/25/32	199	185,475
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	0.974	%(a)	02/25/34	2,965	2,757,766
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	0.959	%(a)	02/25/35	1,038	952,357
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.560	%(a)	02/25/34	1,128	1,121,375
Structured Asset Investment Loan Trust, Series 2004-2, Class A4	0.899	%(a)	03/25/34	2,297	2,134,204
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.394	%(a)	08/25/34	1,400	1,269,065
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.194	%(a)	07/25/32	693	678,454
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55	2,385	2,365,226
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 144A	3.625%		07/25/45	6,861	6,827,916
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	6,415	6,402,157
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	278	278,283

					105,795,871

TOTAL ASSET-BACKED SECURITIES (cost $164,440,795)					171,251,667

BANK LOANS(a) — 2.3%
Aerospace & Defense — 0.2%
Transdigm, Inc.	3.500%		05/16/22		1,990	1,959,794

Automotive — 0.2%
Chrysler Group LLC	3.250%		12/31/18		995	985,497
Chrysler Group LLC	3.500%		05/24/17		1,332	1,326,370

						2,311,867

Chemicals — 0.1%
Axalta Coating Systems US Holdings	3.750%		02/01/20		708	702,089
CeramTec GmbH (Germany)	4.250%		08/30/20	EUR	900	1,004,408

						1,706,497

Financials — 0.2%
Scandlines GmbH (Germany)	4.500%		11/04/20	EUR	1,675	1,875,478

Foods — 0.1%
Pinnacle Foods Finance LLC	3.000%		04/29/20		697	695,544

Gaming — 0.2%
CCM Merger, Inc.	4.500%		08/06/21		2,169	2,160,742

Healthcare & Pharmaceutical — 0.4%
Mallinckrodt International Finance (Luxembourg)	3.500%		03/19/21		1,510	1,485,846
Ortho Clinical Diagnostics	4.750%		06/30/21		494	486,344
RPI Finance Trust	3.500%		11/09/20		1,691	1,685,558
Valeant Pharmaceuticals International, Inc.	4.000%		04/01/22		1,144	1,130,805

						4,788,553

Technology — 0.8%
BMC Software Finance, Inc.	5.000%		09/10/20		493	446,302
First Data Corp.	3.696%		03/26/18		2,411	2,388,663
First Data Corp.	4.196%		03/24/21		183	182,633
Freescale Semiconductor, Inc.	4.250%		02/28/20		1,706	1,703,546
Interactive Data Corp.	4.750%		05/03/21		1,185	1,181,445
RBS WorldPay, Inc. (United Kingdom)	5.750%		11/29/19	GBP	900	1,360,147
TransUnion LLC	3.500%		04/09/21		197	195,030
Vantiv LLC	2.327%		06/13/19		1,406	1,389,843

						8,847,609

Telecommunications — 0.1%
SBA Senior Finance II LLC	3.250%		03/24/21		1,136	1,122,565

TOTAL BANK LOANS (cost $26,092,446)						25,468,649

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.0%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A2	5.309%		10/10/45		334	333,942
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45		800	815,446
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.733	%(a)	04/10/49		1,355	1,420,939
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	2.057	%(a)	12/15/27		5,000	4,966,640
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47		3,200	3,346,621
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49		235	235,873
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47		3,200	3,295,085
COMM Mortgage Trust, Series 2015-DC1, Class A4	3.078%		02/10/48		5,000	5,000,750
COMM Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48		5,000	5,223,170
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45		2,000	1,990,516
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46		3,900	3,951,987

Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	2,100	2,222,245
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.650	%(a)	02/15/39	970	976,119
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555	%(a)	09/10/35	3,000	2,958,568
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.805	%(a)	06/25/20	9,264	540,901
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.593	%(a)	05/25/22	28,449	2,230,391
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.629	%(a)	06/25/22	16,228	1,323,218
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.020	%(a)	10/25/22	11,124	568,502
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, I/O	0.882	%(a)	01/25/25	83,905	4,842,598
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.726	%(a)	08/25/16	9,222	75,447
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.904	%(a)	05/25/19	22,774	1,237,790
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.824	%(a)	07/25/19	27,304	1,451,703
GS Mortgage Securities Trust, Series 2013-GC12, Class A3	2.860%		06/10/46	4,600	4,630,641
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	6.136	%(a)	02/15/51	482	482,645
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	2,000	1,994,752
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	4,600	4,638,714
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	4,600	4,586,830
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	3,200	3,319,219
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	534	537,086
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.032	%(a)	06/12/50	103	103,106
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, I/O, 144A	1.969	%(a)	08/15/45	52,662	3,823,855
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,700	1,707,849
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	2,300	2,313,271
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A3	4.103	%(a)	07/15/46	4,800	5,205,595
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A3	3.766%		11/15/46	4,000	4,256,272
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49	1,874	1,899,868
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	2,300	2,315,520
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	4,600	4,645,926
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	3,800	3,848,279
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(d)	5.509%		04/15/47	5,150	5,255,369
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.901	%(a)	06/15/49	2,084	2,200,066
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	4,300	4,464,527

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $112,256,418)					111,237,841

CORPORATE BONDS — 44.6%
Aerospace & Defense — 0.1%
United Technologies Corp., Sr. Unsec’d. Notes	4.150%		05/15/45	295	286,239

United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	375	381,860

					668,099

Agriculture — 0.5%
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	873	1,395,955
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	2,375	2,373,824
Reynolds American, Inc., Gtd. Notes, 144A(d)	3.500%		08/04/16	515	523,109
Reynolds American, Inc., Gtd. Notes, 144A	8.125%		06/23/19	895	1,059,840

					5,352,728

Airlines — 0.5%
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class A-1	6.703%		06/15/21	2	2,458
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2001-1, Class B	7.373%		12/15/15	394	394,885
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1, Class A	5.983%		04/19/22	1,496	1,652,797
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	430	451,624
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22	1,078	1,250,455
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	508	535,590
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	544	576,455
United Airlines Pass-Through Trust, Pass-Through Certificates, Series 2007-071A, Class A	6.636%		07/02/22	803	855,870

					5,720,134

Auto Manufacturers — 1.0%
Ford Motor Co., Sr. Unsec’d. Notes(d)	4.750%		01/15/43	750	703,538
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.700%		05/09/16	4,620	4,633,102
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	2,225	2,227,492
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.984%		06/15/16	375	381,662
General Motors Co., Sr. Unsec’d. Notes(d)	4.875%		10/02/23	1,350	1,369,153
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,885	2,005,031

					11,319,978

Banks — 11.1%
Bank of America Corp., Jr. Sub Notes, Series K	8.000	%(a)	12/29/49	3,500	3,657,500
Bank of America Corp., Sr. Unsec’d. Notes(d)	5.700%		01/24/22	1,775	2,024,615
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	4,590	4,946,845
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	4,275	4,242,313
Bank of America Corp., Sr. Unsec’d. Notes, MTN(d)	4.000%		04/01/24	1,150	1,183,703
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,750	3,920,220
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	1,340	1,366,698
Bank of America NA, Sub. Notes	5.300%		03/15/17	790	829,887
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	3.750%		05/15/24	3,375	3,411,852
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	3,700	3,754,116
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,400	2,383,440
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	2,460	2,592,990
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	700	729,149
CIT Group, Inc., Sr. Unsec’d. Notes(d)	5.000%		08/15/22	1,350	1,348,312
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(d)	5.500%		02/15/19	4,000	4,150,000
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, EMTN, RegS	6.875%		01/21/18	1,100	1,193,002
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/31/49	1,355	1,336,369
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,995	4,307,098

Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,375	1,660,116
Citigroup, Inc., Sub. Notes(d)	4.450%		09/29/27	1,405	1,397,423
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24	1,050	1,051,741
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes(d)	3.700%		05/30/24	1,650	1,638,054
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	1,150	1,164,378
Discover Bank, Sub. Notes	7.000%		04/15/20	2,005	2,324,545
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	425	429,071
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/31/49	1,950	1,904,906
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	4,200	4,820,294
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	1,355	1,492,325
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	6.250%		09/01/17	3,195	3,472,128
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,195	2,646,823
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, Series D	6.000%		06/15/20	2,420	2,781,178
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	440	524,884
Huntington Bancshares, Inc., Sub. Notes(d)	7.000%		12/15/20	260	306,927
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250	%(a)	08/29/49	2,380	2,413,161
Intesa Sanpaolo SpA (Italy), Bank Gtd. Notes	3.125%		01/15/16	1,625	1,633,786
JPMorgan Chase & Co., Jr. Sub. Notes, Series 1(d)	7.900	%(a)	04/29/49	6,130	6,367,537
JPMorgan Chase & Co., Jr. Sub. Notes, Series X	6.100	%(a)	12/31/49	1,450	1,440,575
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	2.750%		06/23/20	5,400	5,446,213
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	500	500,359
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	600	643,141
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	420	418,281
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	715	717,144
KeyCorp, Sr. Unsec’d. Notes, MTN(d)	5.100%		03/24/21	1,155	1,277,979
Lloyds Bank PLC (United Kingdom), Bank Gtd. Notes, MTN, 144A(d)	5.800%		01/13/20	2,650	3,027,667
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	1,125	1,125,255
Morgan Stanley, Jr. Sub. Notes, Series H	5.450	%(a)	12/31/49	975	959,897
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	1,535	1,572,199
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,920	2,189,714
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	4,035	4,238,122
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	2,080	2,350,648
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,635	2,943,703
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	750	753,860
Northern Trust Corp., Sub. Notes(d)	3.950%		10/30/25	2,725	2,853,947
People’s United Bank, Sub. Notes	4.000%		07/15/24	550	550,523
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24	975	986,161
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	525	534,965
State Street Corp., Jr. Sub. Debs.	4.956%		03/15/18	3,025	3,226,401
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	2.450%		01/10/19	625	629,230

					123,793,370

Beverages — 0.2%
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18	375	382,882
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	1,250	1,284,375

					1,667,257

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	5.150%		11/15/41	2,635	2,708,113

Building Materials — 0.6%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $3,116,250; purchased 02/11/15)(c)(e)	5.375%		11/15/24		3,000	2,962,500
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.875%		04/30/19		1,233	1,325,105
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19		1,360	1,461,592
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	900	950,987

						6,700,184

Chemicals — 1.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(d)	4.900%		06/01/43		870	848,956
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(d)	5.250%		01/15/45		420	433,801
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%		01/15/41		450	508,786
Ashland, Inc., Sr. Unsec’d. Notes	6.875%		05/15/43		3,000	2,790,000
CF Industries, Inc., Gtd. Notes	4.950%		06/01/43		675	619,877
CF Industries, Inc., Gtd. Notes	5.375%		03/15/44		700	679,625
CF Industries, Inc., Gtd. Notes	6.875%		05/01/18		380	423,665
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20		300	352,657
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44		125	113,071
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39		1,002	1,470,179
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21		3,550	4,011,830
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A(d)	6.750%		09/19/42		1,065	1,033,050
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33		465	489,911
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%		11/15/43		155	163,301
Union Carbide Corp., Sr. Unsec’d. Notes	7.875%		04/01/23		3,058	3,790,969

						17,729,678

Coal
Peabody Energy Corp., Gtd. Notes(d)	6.000%		11/15/18		1,600	416,000

Commercial Services — 1.4%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%		07/15/22		1,375	1,436,875
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,098,609; purchased 05/30/13)(c)(e)	6.700%		06/01/34		920	1,103,130
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $996,365; purchased 05/14/13)(c)(e)	7.000%		10/15/37		770	957,520
Hertz Corp. (The), Gtd. Notes(d)	6.750%		04/15/19		1,500	1,526,250
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%		08/15/16		4,750	4,975,625
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18		2,000	2,255,000
United Rentals North America, Inc., Gtd. Notes(d)	5.500%		07/15/25		650	607,750
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22		2,700	2,862,000

						15,724,150

Computers — 0.5%
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%		10/05/17		3,360	3,358,118
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%		10/05/18		630	629,194
SunGard Data Systems, Inc., Gtd. Notes	7.625%		11/15/20		1,700	1,763,750

						5,751,062

Distribution/Wholesale — 0.2%
Brightstar Corp., Gtd. Notes, 144A (original cost $2,126,719; purchased 08/06/14)(c)(e)	9.500%		12/01/16		2,000	2,015,000

Diversified Financial Services — 1.3%
Ally Financial, Inc., Sr. Unsec’d. Notes(d)	4.125%		02/13/22		3,000	2,891,250
American Express Co., Jr. Sub. Notes(d)	5.200	%(a)	12/31/49		655	648,646
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38		675	841,778
General Electric Capital Corp., Sub. Notes	5.300%		02/11/21		1,185	1,363,116
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		295	345,158
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16		1,125	1,141,875
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		1,400	1,491,000
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		650	617,093

Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(f)	6.875%		05/02/18	2,740	287,700
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	950	954,750
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21	2,375	2,410,625
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(c)	1.001	%(a)	07/03/33	454	402,284
SLM Corp., Sr. Unsec’d. Notes, MTN(d)	6.000%		01/25/17	1,075	1,080,375

					14,475,650

Electric — 3.7%
AES Corp. (The), Sr. Unsec’d. Notes(d)	5.500%		04/15/25	5,000	4,375,000
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	3.350%		07/01/23	550	558,343
Calpine Corp., Sr. Unsec’d. Notes(d)	5.375%		01/15/23	800	746,000
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	1,000	930,000
Calpine Corp., Sr. Unsec’d. Notes(d)	5.750%		01/15/25	850	794,750
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	3,775	3,819,269
Dynegy, Inc., Gtd. Notes	5.875%		06/01/23	2,400	2,250,000
Dynegy, Inc., Gtd. Notes	7.375%		11/01/22	2,500	2,521,875
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	2,325	2,804,629
Enel Finance International NV (Netherlands), Gtd. Notes, 144A	6.000%		10/07/39	1,450	1,645,211
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%		10/01/17	1,930	2,093,272
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39	1,900	2,018,019
FirstEnergy Corp., Series A, Sr. Unsec’d. Notes	2.750%		03/15/18	1,800	1,804,912
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	400	412,156
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	1,150	1,341,382
NiSource Finance Corp., Gtd. Notes	4.800%		02/15/44	300	310,305
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20	1,345	1,512,151
NRG Energy, Inc., Gtd. Notes(d)	6.625%		03/15/23	2,750	2,530,000
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.600%		06/15/43	1,950	2,007,318
South Carolina Electric & Gas Co., First Mortgage	4.600%		06/15/43	2,025	2,062,406
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	6.650%		05/15/18	1,953	2,104,072
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	1,947	2,062,430

					40,703,500

Engineering/Construction — 0.1%
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $1,275,000; purchased 06/19/14)(c)(e)	5.250%		06/27/29	1,275	663,000

Entertainment — 0.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%		06/01/24	425	426,062
Cinemark USA, Inc., Gtd. Notes	4.875%		06/01/23	1,508	1,440,140
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%		04/15/21	1,550	1,615,875

					3,482,077

Environmental Control — 0.2%
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20	2,500	2,593,750

Food — 0.8%
B&G Foods, Inc., Gtd. Notes(d)	4.625%		06/01/21	2,000	1,925,000
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	3.950%		05/22/23	705	641,339
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%		05/22/24	775	732,375
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,226,925; purchased 12/08/11)(c)(d)(e)	7.250%		06/01/21	1,330	1,379,875
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,025,000; purchased 05/20/15)(c)(d)(e)	5.750%		06/15/25	2,025	1,863,000
Kraft Heinz Foods Co., Gtd. Notes, 144A(d)	5.000%		07/15/35	725	757,327

Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22	725	783,072
Tyson Foods, Inc., Gtd. Notes	6.600%	04/01/16	1,000	1,027,446

				9,109,434

Food Service — 0.1%
Aramark Corp., Gtd. Notes	5.750%	03/15/20	1,350	1,403,156

Forest Products & Paper — 0.3%
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41	675	726,714
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39	1,000	1,223,859
International Paper Co., Sr. Unsec’d. Notes	7.950%	06/15/18	1,640	1,898,680

				3,849,253

Gas — 0.3%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	1,050	1,021,739
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $445,654; purchased 07/22/14)(c)(e)	6.375%	03/30/38	426	402,526
Sempra Energy, Sr. Unsec’d. Notes	6.500%	06/01/16	2,275	2,354,880

				3,779,145

Healthcare-Products — 0.5%
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	3,435	3,504,881
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	1,450	1,465,795

				4,970,676

Healthcare-Services — 2.7%
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	1,900	2,363,180
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	385	377,560
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	750	780,000
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	3,400	3,538,125
Cigna Corp., Sr. Unsec’d. Notes	4.375%	12/15/20	745	795,758
Cigna Corp., Sr. Unsec’d. Notes	5.375%	03/15/17	2,125	2,242,557
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	750	870,143
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	2,300	2,259,750
Davita Healthcare Partners, Inc., Gtd. Notes	5.000%	05/01/25	500	480,000
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	2,705	2,698,238
HCA, Inc., Gtd. Notes	5.375%	02/01/25	5,025	4,974,750
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	300	288,750
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	240	238,883
LifePoint Hospitals, Inc., Gtd. Notes	6.625%	10/01/20	2,000	2,068,440
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	2,600	2,535,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(d)	8.000%	08/01/20	1,570	1,621,025
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	1,260	1,187,133
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.500%	06/15/37	760	967,804
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37	195	250,752

				30,537,848

Home Builders — 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	2,000	1,905,000
Standard Pacific Corp., Gtd. Notes	6.250%	12/15/21	3,500	3,736,250
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20	2,000	2,145,000

				7,786,250

Insurance — 2.2%
Allied World Assurance Co. Ltd., Gtd. Notes	5.500%	11/15/20	430	477,816

Allied World Assurance Co. Ltd., Gtd. Notes	7.500%		08/01/16	2,475	2,597,371
American International Group, Inc., Sr. Unsec’d. Notes(d)	4.500%		07/16/44	1,075	1,055,541
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(a)	04/15/37	1,775	1,750,594
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100	%(a)	12/29/49	275	283,938
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	1,350	1,621,386
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	500	554,481
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	1,030	1,203,024
Lincoln National Corp., Jr. Sub. Notes(d)	6.050	%(a)	04/20/67	350	294,000
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	1,265	1,625,521
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	1,265	1,545,111
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	350	355,573
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(a)	10/16/44	2,075	2,137,250
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	500	608,853
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	850	975,181
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	150	147,634
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(a)	06/15/37	1,015	1,025,150
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	2,310	2,892,423
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	500	562,442
Willis Group Holdings PLC, Gtd. Notes	4.125%		03/15/16	1,280	1,295,699
XLIT Ltd. (Ireland), Jr. Sub. Notes, Series E	6.500	%(a)	12/31/49	1,880	1,492,720

					24,501,708

Leisure Time — 0.2%
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $1,701,125; purchased 09/29/15-09/30/15)(c)(e)	8.500%		10/15/22	1,550	1,697,250

Lodging — 0.6%
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	1,325	1,327,585
MGM Resorts International, Gtd. Notes	6.625%		12/15/21	3,325	3,408,125
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(d)	5.500%		03/01/25	1,900	1,629,250

					6,364,960

Machinery-Diversified — 0.3%
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%		01/15/2098	1,100	1,136,153
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,960	2,148,066

					3,284,219

Media — 2.8%
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	65	79,429
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	1,415	1,814,944
AMC Networks, Inc., Gtd. Notes	7.750%		07/15/21	2,750	2,908,400
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%		02/15/18	210	229,418
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	7.000%		01/15/19	878	895,560
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.375%		06/01/20	1,100	1,142,625
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%		05/01/27	1,000	927,500
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%		10/23/35	710	718,340
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	855	862,567
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	225	224,338
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%		11/15/21	2,225	1,991,375

CSC Holdings LLC, Sr. Unsec’d. Notes	8.625%		02/15/19	1,610	1,658,300
DISH DBS Corp., Gtd. Notes	4.250%		04/01/18	2,850	2,768,062
Gannett Co., Inc., Gtd. Notes, 144A	4.875%		09/15/21	475	465,500
Historic TW, Inc., Gtd. Notes	6.625%		05/15/29	1,837	2,245,677
Liberty Interactive LLC, Sr. Unsec’d. Notes(d)	8.250%		02/01/30	2,250	2,317,500
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%		07/28/17	1,035	1,093,084
NBCUniversal Media LLC, Gtd. Notes	4.450%		01/15/43	290	288,799
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands), Gtd. Notes, 144A	5.000%		04/15/22	1,500	1,453,125
TCI Communications, Inc., Sr. Unsec’d. Notes	7.875%		02/15/26	750	1,021,014
Time Warner Cable, Inc., Gtd. Notes	6.750%		07/01/18	2,620	2,915,397
Time Warner Cos., Inc., Gtd. Notes	7.250%		10/15/17	1,440	1,598,594
Univision Communications, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,191,156; purchased 04/13/15)(c)(e)	5.125%		02/15/25	1,175	1,101,563
Viacom, Inc., Sr. Unsec’d. Notes(d)	4.500%		02/27/42	95	71,733
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	475	379,269

					31,172,113

Mining — 0.3%
Alcoa, Inc., Sr. Unsec’d. Notes(d)	5.125%		10/01/24	425	404,812
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21	825	794,919
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39	75	67,847
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	5.875%		04/23/45	270	219,199
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	6.750%		04/16/40	990	878,754
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500%		07/27/35	550	533,742

					2,899,273

Miscellaneous Manufacturing — 0.5%
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	500	493,267
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	740	766,860
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes	5.750%		06/15/43	425	466,967
Pentair Finance SA, Gtd. Notes	1.875%		09/15/17	625	618,173
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19	2,350	2,756,440

					5,101,707

Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes(d)	5.000%		09/01/23	1,400	1,410,206

Oil & Gas — 1.5%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(g)	10/10/36	2,000	760,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	3,265	3,523,359
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	340	374,048
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	250	282,129
Cameron International Corp., Sr. Unsec’d. Notes	7.000%		07/15/38	450	547,576
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	7.250%		11/05/19	1,300	1,371,890
Nabors Industries, Inc., Gtd. Notes(d)	4.625%		09/15/21	1,650	1,497,733
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41	1,530	1,450,416
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	870	321,900
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21	1,040	374,400
Pacific Rubiales Energy Corp. (Colombia), Sr. Unsec’d. Notes, RegS	7.250%		12/12/21	1,540	554,400
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,750	1,920,123
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%		11/15/20	1,000	872,500
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	510	556,502
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	2,725	2,670,500

					17,077,476

Oil & Gas Services
Schahin II Finance Co. SPV Ltd. (Brazil), Sr. Sec’d. Notes, 144A (original cost $1,228,278; purchased 03/27/12-12/31/14)(c)(d)(e)	5.875%	09/25/22		1,207	253,411

Packaging & Containers — 0.5%
Greif Luxembourg Finance, Sr. Unsec’d. Notes, MTN	7.375%	07/15/21	EUR	1,470	1,913,613
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		1,815	1,996,500
Rock-Tenn Co., Gtd. Notes	4.450%	03/01/19		1,165	1,240,729

					5,150,842

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		1,020	1,005,992
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		1,715	1,655,498
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25		875	845,284
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		1,500	1,380,091
Actavis Funding SCS, Gtd. Notes(d)	4.750%	03/15/45		525	476,676
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%	07/15/23		625	617,188
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%	05/18/43		2,075	2,053,163
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23		1,000	990,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18		2,000	2,035,000
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A(d)	6.125%	04/15/25		800	762,000

					11,820,892

Pipelines — 0.1%
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17		750	745,213
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44		575	527,322

					1,272,535

Real Estate
ProLogis LP, Gtd. Notes	6.875%	03/15/20		8	9,301

Real Estate Investment Trusts (REITs) — 0.5%
DuPont Fabros Technology LP, Gtd. Notes	5.875%	09/15/21		2,000	2,050,000
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22		325	334,045
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18		40	44,206
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%	04/01/19		1,685	2,118,749
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		1,235	1,262,788

					5,809,788

Retail — 0.6%
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		765	822,339
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35		605	634,809
Dufry Finance SCA (Switzerland), Sr. Unsec’d. Notes, 144A	4.500%	08/01/23	EUR	1,425	1,624,229
Limited Brands, Inc., Gtd. Notes	5.625%	02/15/22		2,200	2,326,500
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,350,000; purchased 05/29/15)(c)(d)(e)	8.000%	06/15/22		1,350	1,350,000

					6,757,877

Savings & Loans — 0.2%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		1,675	1,668,890

Semiconductors — 0.5%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22		2,050	2,142,250
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		1,925	1,929,812
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25		1,750	1,642,813

					5,714,875

Software — 0.5%
First Data Corp., Gtd. Notes	11.250%	01/15/21		1,750	1,911,875
First Data Corp., Gtd. Notes	12.625%	01/15/21		1,200	1,363,500
Infor US, Inc., Sr. Unsec’d. Notes, 144A (original cost $971,375; purchased 04/09/15)(c)(e)	6.500%	05/15/22		950	871,625
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34		1,070	1,072,784

					5,219,784

Telecommunications — 3.0%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%	11/15/20		800	842,000
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	8.875%	01/01/20		2,000	2,140,000
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40		655	719,871
AT&T Corp., Gtd. Notes	8.250%	11/15/31		103	137,229
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		2,320	2,214,431
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		300	274,445
AT&T, Inc., Sr. Unsec’d. Notes(d)	4.750%	05/15/46		850	778,852
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		1,515	1,400,613
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40		483	477,121
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		1,305	1,376,096
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		690	738,668
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%	12/01/16		800	896,000
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20		2,500	2,562,500
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23		525	472,500
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, RegS	11.750%	01/31/20	EUR	1,400	1,697,339
Embarq Corp., Sr. Unsec’d. Notes (original cost $584,102; purchased 04/22/10)(c)(e)	7.995%	06/01/36		560	577,674
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20		2,016	1,849,680
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19		1,300	1,144,000
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		1,575	1,652,648
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%	01/15/25		1,140	1,071,600
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21		1,035	1,095,806
Verizon Communications, Inc., Sr. Unsec’d. Notes(d)	4.522%	09/15/48		1,799	1,580,940
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55		2,796	2,407,636
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		745	694,348
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54		3,362	3,059,904
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		200	215,500
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	945	1,444,068

					33,521,469

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		294	298,232

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,022,003; purchased 09/24/12)(c)(e)	2.500%	03/15/16	2,025	2,037,365

TOTAL CORPORATE BONDS (cost $493,385,096)				495,963,665

FOREIGN AGENCIES — 2.2%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23	750	702,481
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	875	886,016
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes(d)	4.125%	01/16/25	100	84,250
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	790	806,088
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%	04/23/19	1,080	1,192,050
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	975	964,031
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%	05/05/20	475	480,463
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	2,910	3,154,440
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21	600	665,163
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS	4.250%	11/02/20	1,750	1,909,932
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21	1,650	1,832,036
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16	2,500	2,630,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	1,500	1,668,750
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	1,000	960,000
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23	1,125	1,012,500
Petroleos Mexicanos (Mexico), Gtd. Notes(d)	4.875%	01/24/22	2,100	2,079,441
Petroleos Mexicanos (Mexico), Gtd. Notes	6.500%	06/02/41	745	685,251
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24	1,000	1,295,000
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,250	1,231,853

TOTAL FOREIGN AGENCIES (cost $24,343,949)				24,239,745

MUNICIPAL BONDS — 1.7%
California — 0.7%
Bay Area Toll Authority, Revenue Bonds, BABs	6.907%	10/01/50	1,125	1,532,137
State of California, General Obligation Unlimited, BABs	7.300%	10/01/39	2,280	3,152,921
State of California, General Obligation Unlimited, BABs	7.625%	03/01/40	725	1,041,724
University of California, Revenue Bonds, BABs	5.770%	05/15/43	1,400	1,716,624

				7,443,406

Colorado — 0.1%
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	770	993,700

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,380	1,706,729

New Jersey — 0.4%
New Jersey State Turnpike Authority, Revenue Bonds, Series A, BABs	7.102%	01/01/41	1,175	1,573,819
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	2,050	2,834,699

				4,408,518

Ohio — 0.1%
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40		695	791,612
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34		450	507,690

					1,299,302

Oregon — 0.1%
Oregon State Department of Transportation, Revenue Bonds, Series A, BABs	5.834%	11/15/34		615	775,976

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45		800	928,720

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43		1,375	1,730,066

TOTAL MUNICIPAL BONDS (cost $14,873,675)					19,286,417

SOVEREIGN BONDS — 4.5%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	2,200	2,728,705
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24		1,750	1,695,750
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN	3.800%	08/08/17	JPY	680,000	4,774,539
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		2,020	2,098,275
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		436	474,045
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		776	885,801
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		1,000	1,327,500
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%	01/11/19	EUR	715	922,782
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.875%	07/08/21	EUR	825	882,681
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	1,125	1,158,063
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	5.875%	03/13/20		295	321,486
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d Notes(h)	6.500%	11/01/27	EUR	3,545	5,844,455
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%	03/24/17	JPY	170,000	1,472,204
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%	04/22/23	EUR	2,350	2,679,630
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44		1,062	969,075

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		450	435,375
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%		01/30/20		1,115	1,202,806
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	3.974%	(g)	05/31/18		593	570,347
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%		03/15/16	EUR	850	974,319
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%		02/02/30		450	714,827
Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%		10/15/24		800	847,696
Portugal Government International Bond (Portugal), Unsec’d. Notes, RegS	5.125%		10/15/24		1,100	1,165,582
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	4.750%		06/14/19	EUR	4,410	5,643,822
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, RegS, 144A	4.950%		10/25/23	EUR	200	270,321
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	8.250%		01/20/34		510	527,850
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%		05/05/21		1,600	1,651,955
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24		1,370	1,477,888
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125%		01/22/44		300	348,750
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%		01/22/44		300	348,750
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%		02/18/24		2,300	2,530,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%		10/26/22		1,300	1,459,905
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%		05/10/23		200	228,516
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes(d)	7.000%		06/05/20		1,510	1,668,550

TOTAL SOVEREIGN BONDS (cost $52,799,944)						50,302,250

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.4%
Federal Home Loan Mortgage Corp.	5.000%		07/01/19		84	87,831
Federal Home Loan Mortgage Corp.	5.500%		10/01/33 - 06/01/34		1,311	1,484,504
Federal Home Loan Mortgage Corp.	6.000%		11/01/33 - 06/01/34		916	1,038,269
Federal Home Loan Mortgage Corp.	6.500%		07/01/32 - 09/01/32		754	874,956
Federal Home Loan Mortgage Corp.	7.000%		10/01/32		71	74,673
Federal National Mortgage Assoc.	4.000%		05/01/19		59	62,226
Federal National Mortgage Assoc.	4.500%		12/01/18 - 02/01/35		435	453,270
Federal National Mortgage Assoc.	5.500%		03/01/17 - 06/01/34		1,820	1,975,433
Federal National Mortgage Assoc.	6.000%		09/01/17 - 11/01/36		1,787	2,035,431

Federal National Mortgage Assoc.	6.500%	07/01/17 - 11/01/33	1,347	1,561,764
Federal National Mortgage Assoc.	7.000%	05/01/32 - 06/01/32	172	198,535
Government National Mortgage Assoc.	5.500%	01/15/33 - 07/15/35	1,758	1,983,325
Government National Mortgage Assoc.	6.000%	12/15/32 - 11/15/34	2,040	2,347,027
Government National Mortgage Assoc.	6.500%	09/15/32 - 11/15/33	1,300	1,497,055
Government National Mortgage Assoc.	7.500%	10/15/25 - 02/15/26	51	58,706

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,190,820)				15,733,005

U.S. TREASURY OBLIGATIONS — 6.2%
U.S. Treasury Bonds(h)(i)	2.875%	05/15/43	10,300	10,267,009
U.S. Treasury Bonds(d)	3.000%	05/15/45	5,850	5,986,650
U.S. Treasury Notes	1.000%	09/15/18	12,315	12,343,226
U.S. Treasury Notes	1.375%	09/30/20	19,375	19,370,466
U.S. Treasury Notes(h)	1.500%	05/31/19	2,730	2,766,541
U.S. Treasury Notes	1.750%	05/15/23	10,040	9,954,499
U.S. Treasury Notes	2.000%	08/15/25	8,330	8,285,968

TOTAL U.S. TREASURY OBLIGATIONS (cost $68,610,786)				68,974,359

			Shares
PREFERRED STOCK — 0.1%
Banking
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred)(a) (cost $1,125,000)			45,000	1,156,050

TOTAL LONG-TERM INVESTMENTS (cost $972,118,929)				983,613,648

SHORT-TERM INVESTMENTS — 15.1%
AFFILIATED MUTUAL FUNDS — 14.8%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $89,766,807)(j)			9,225,903	85,985,416
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $78,662,857; includes $56,199,251 of cash collateral for securities on loan)(j)(k)			78,662,857	78,662,857

TOTAL AFFILIATED MUTUAL FUNDS (cost $168,429,664)				164,648,273

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(l) — 0.3%
Call Options — 0.3%
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $126.00			4,000	111,875
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $126.50			4,000	93,125
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $127.00			4,000	75,000

10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $127.50		2,200	32,313
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $130.50		10,200	14,344
Interest Rate Swap Options,
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 10/28/15	Citigroup Global Markets	32,710	139,596
Receive a fixed rate of 1.00% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	31,100	31,025
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	22,260	244,974
Receive a fixed rate of 1.55% and pay a floating rate based on 3 Month LIBOR, expiring 11/09/15	Citigroup Global Markets	37,000	554,908
Receive a fixed rate of 1.58% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	25,660	265,535
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	37,340	673,438
Receive a fixed rate of 1.78% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	15,560	244,610
Receive a fixed rate of 1.80% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	31,100	538,631

			3,019,374

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.75		17,250	431
90 Day Euro Dollar, expiring 12/14/15, Strike Price $98.88		17,250	431
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.13		213,000	5,325
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.38		195,750	4,894

			11,081

TOTAL OPTIONS PURCHASED (cost $1,761,948)			3,030,455

TOTAL SHORT-TERM INVESTMENTS (cost $170,191,612)			167,678,728

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.5% (cost $1,142,310,541)			1,151,292,376
OPTIONS WRITTEN*(l) — (0.1)%
Call Options — (0.1)%
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $128.00		8,000	(87,500)
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $128.50		8,000	(62,500)
10 Year U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $129.00		20,400	(108,375)
Interest Rate Swap Options,
Pay a fixed rate of 1.01% and receive a floating rate based on 3 Month LIBOR, expiring 11/09/15	JPMorgan Chase	37,000	(80,590)
Pay a fixed rate of 1.28% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	25,660	(163,491)
Pay a fixed rate of 1.40% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	JPMorgan Chase	62,200	(346,341)

Pay a fixed rate of 1.48% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	15,560	(155,181)

			(1,003,978)

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.00		213,000	(1,725)
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.25		374,250	(9,356)

			(11,081)

TOTAL OPTIONS WRITTEN (premiums received $666,134)			(1,015,059)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.4% (cost $1,141,644,407)			1,150,277,317
Liabilities in excess of other assets(m) — (3.4)%			(38,290,783)

NET ASSETS — 100.0%			$1,111,986,534

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(b)	Interest rate not available as of September 30, 2015.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,869,041; cash collateral of $56,199,251 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $21,358,561. The aggregate value of $19,235,439 is approximately 1.7% of net assets.
(f)	Represents issuer in default on interest payments. Non-income producing security.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
3,257	5 Year U.S. Treasury Notes	Dec. 2015	$390,347,898	$392,519,390	$2,171,492
2,983	10 Year U.S. Treasury Notes	Dec. 2015	379,768,388	384,014,641	4,246,253
360	U.S. Ultra Treasury Bonds	Dec. 2015	57,511,131	57,746,250	235,119

					6,652,864

	Short Position:
1,521	2 Year U.S. Treasury Notes	Dec. 2015	332,838,671	333,146,531	(307,860)

					$6,345,004

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.
(2)	Cash of $4,900,000 and a U.S. Treasury obligation with a market value of $3,100,039 have been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

Forward foreign currency exchange contracts outstanding at September 30, 2015:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Euro,
Expiring 10/28/15	Barclays Capital Group	EUR	97	$108,417	$108,109	$(308)
Japanese Yen,
Expiring 10/28/15	Credit Suisse First Boston Corp.	JPY	155,250	1,254,985	1,294,576	39,591
Mexican Peso,
Expiring 10/22/15	Credit Suisse First Boston Corp.	MXN	842	49,995	49,696	(299)
Turkish Lira,
Expiring 10/26/15	JPMorgan Chase	TRY	47,497	15,577,191	15,564,492	(12,699)

				$16,990,588	$17,016,873	$26,285

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/16/15	Citigroup Global Markets	AUD	1,051	$779,850	$737,103	$42,747
British Pound,
Expiring 10/28/15	UBS AG	GBP	1,735	2,693,067	2,623,948	69,119
Euro,
Expiring 10/28/15	Citigroup Global Markets	EUR	1,108	1,226,987	1,238,842	(11,855)
Expiring 10/28/15	Citigroup Global Markets	EUR	1,425	1,567,265	1,592,999	(25,734)
Expiring 10/28/15	JPMorgan Chase	EUR	11,769	12,935,365	13,156,146	(220,781)
Hungarian Forint,
Expiring 10/22/15	Citigroup Global Markets	HUF	219,665	770,212	782,758	(12,546)
Japanese Yen,
Expiring 10/28/15	JPMorgan Chase	JPY	63,942	516,600	533,190	(16,590)
Mexican Peso,
Expiring 10/22/15	Citigroup Global Markets	MXN	10,827	672,653	639,259	33,394
Expiring 10/22/15	Goldman Sachs & Co.	MXN	3,333	207,001	196,800	10,201
Polish Zloty,
Expiring 10/23/15	Barclays Capital Group	PLN	2,314	609,202	608,456	746
South African Rand,
Expiring 10/23/15	Citigroup Global Markets	ZAR	6,587	523,887	473,370	50,517
Turkish Lira,
Expiring 10/26/15	Citigroup Global Markets	TRY	46,822	16,818,196	15,343,114	1,475,082
Expiring 10/26/15	Deutsche Bank AG	TRY	1,179	414,100	386,206	27,894

				$39,734,385	$38,312,191	$1,422,194

						$1,448,479

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2015.

Forward rate agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements:
41,800	10/28/15	1.700%	7 Year CMS(1)	$(10,812)	$—	$(10,812)	Citigroup Global Markets
41,800	10/28/15	3.105%	102 CMM(2)	14,775	—	14,775	Citigroup Global Markets

				$3,963	$—	$3,963

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
AUD	1,270	12/19/32	4.423%	6 Month BBSW(2)	$153,365	$—	$153,365	Barclays Capital Group
AUD	1,620	12/20/32	4.420%	6 Month BBSW(2)	194,345	—	194,345	Citigroup Global Markets
CLP	610,000	02/25/20	3.910%	1 Day CLP OIS(2)	(17,535)	—	(17,535)	JPMorgan Chase
COP	185,000	02/13/20	5.050%	1 Day COLIBOR OIS(2)	(2,750)	—	(2,750)	Deutsche Bank AG
COP	685,000	04/17/20	5.050%	1 Day COLIBOR OIS(2)	(10,717)	—	(10,717)	Deutsche Bank AG
COP	1,365,000	04/10/25	6.020%	1 Day COLIBOR OIS(2)	(40,216)	—	(40,216)	JPMorgan Chase
MXN	76,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	163,444	—	163,444	Credit Suisse First Boston Corp.
MXN	73,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	82,373	—	82,373	Deutsche Bank AG
	1,885	10/02/18	1.080%	3 Month U.S. CPI Urban Consumers NAS(1)	2,104	—	2,104	JPMorgan Chase
	25,690	11/15/19	1.334%	3 Month LIBOR(1)	(226,210)	—	(226,210)	Citigroup Global Markets
	3,600	08/28/20	1.408%	3 Month U.S. CPI Urban Consumers NAS(1)	(15,651)	—	(15,651)	JPMorgan Chase
	5,660	10/01/20	1.290%	3 Month U.S. CPI Urban Consumers NAS(1)	9,256	—	9,256	JPMorgan Chase
ZAR	10,000	09/03/33	8.970%	3 Month JIBAR(2)	17,747	—	17,747	Hong Kong & Shanghai Bank

					$309,555	$—	$309,555

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
AUD	2,300	03/07/29	4.743%	6 Month BBSW(2)	$(62,712)	$304,113	$366,825
CAD	14,750	01/09/20	1.710%	3 Month Canadian Banker’s Acceptance(1)	(10,174)	(292,915)	(282,741)
EUR	8,050	08/04/16	0.078%	1 Day EUROIS(1)	4,838	(21,900)	(26,738)
EUR	6,100	08/01/19	0.346%	1 Day EUROIS(1)	16,390	(110,218)	(126,608)
EUR	2,000	07/28/25	0.780%	1 Day EUROIS(1)	(910)	(24,700)	(23,790)
GBP	1,490	11/03/24	1.960%	6 Month GBP LIBOR(1)	2,779	(130,108)	(132,887)
GBP	1,600	01/08/25	1.325%	1 Day GBP OIS(1)	(1,552)	12,524	14,076
MXN	65,000	12/02/15	5.080%	28 Day Mexican Interbank Rate(2)	(13,057)	11,193	24,250
MXN	112,800	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(4,164)	17,562	21,726
MXN	70,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(28,331)	70,143	98,474
MXN	48,200	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(37,791)	83,686	121,477
MXN	38,000	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(6,578)	(21,702)	(15,124)
MXN	38,100	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	5,691	(86,917)	(92,608)
MXN	13,900	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	194	(32,284)	(32,478)
SEK	45,800	08/14/25	1.220%	3 Month STIBOR(2)	(27,056)	(63,831)	(36,775)
	165,100	10/28/15	0.178%	1 Day Overnight Fed Funds Effective Rate(1)	298	(7,997)	(8,295)
	122,500	10/28/15	0.278%	1 Day Overnight Fed Funds Effective Rate(1)	181	(18,708)	(18,889)
	104,500	10/28/15	0.282%	1 Day Overnight Fed Funds Effective Rate(1)	176	(16,495)	(16,671)
	255,100	01/27/16	0.287%	1 Day Overnight Fed Funds Effective Rate(1)	724	(16,544)	(17,268)
	54,000	08/21/17	1.250%	3 Month LIBOR(2)	285	524,887	524,602
	5,150	02/28/19	1.625%	6 Month LIBOR(1)	173	(93,142)	(93,315)
	19,300	02/28/19	1.806%	3 Month LIBOR(1)	42,047	(466,672)	(508,719)
	7,450	11/06/19	1.753%	6 Month LIBOR(1)	184	(155,559)	(155,743)
	9,010	12/02/19	1.639%	6 Month LIBOR(1)	190	(144,007)	(144,197)
	11,160	03/11/20	1.824%	3 Month LIBOR(1)	196	(257,771)	(257,967)
	16,250	07/31/21	2.290%	3 Month LIBOR(1)	247	(686,336)	(686,583)
	220,700	12/31/21	1.787%	3 Month LIBOR(1)	(73,176)	(2,512,196)	(2,439,020)
	17,000	12/31/21	1.850%	3 Month LIBOR(1)	242	(258,726)	(258,968)
	51,250	05/31/22	1.741%	3 Month LIBOR(1)	375,424	(276,597)	(652,021)
	29,120	05/31/22	2.237%	3 Month LIBOR(1)	(77,974)	(1,083,516)	(1,005,542)
	9,800	08/31/22	1.786%	3 Month LIBOR(1)	203	—	(203)
	22,700	08/31/22	1.788%	3 Month LIBOR(1)	273	(65,958)	(66,231)
	87,900	08/31/22	2.013%	3 Month LIBOR(1)	(161,643)	(1,522,189)	(1,360,546)
ZAR	63,800	08/26/20	7.855%	3 Month JIBAR(2)	(4,221)	4,951	9,172
ZAR	20,000	10/22/23	7.625%	3 Month JIBAR(2)	3,935	(51,508)	(55,443)
ZAR	38,300	11/14/23	8.190%	3 Month JIBAR(2)	(29,363)	(7,344)	22,019
ZAR	1,800	01/12/25	7.430%	3 Month JIBAR(2)	871	(7,746)	(8,617)
ZAR	14,500	01/13/25	7.440%	3 Month JIBAR(2)	27,313	(61,724)	(89,037)

					$(55,848)	$(7,466,251)	$(7,410,403)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	3,700	0.260%	$(318,269)	$—	$(318,269)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	4,750	0.707%	(15,072)	229,662	(244,734)	JPMorgan Chase

					$(333,341)	$229,662	$(563,003)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)(6)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V9	12/20/16	5.000%	6,440	$251,589	$270,122	$(18,533)	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V9	12/20/16	5.000%	12,420	485,208	567,525	(82,317)	Deutsche Bank AG
CDX.NA.HY.17.V9	12/20/16	5.000%	17,940	700,856	774,909	(74,053)	Deutsche Bank AG
CDX.NA.HY.17.V9	12/20/16	5.000%	11,500	449,266	503,923	(54,657)	Deutsche Bank AG

				$1,886,919	$2,116,479	$(229,560)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at September 30, 2015(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Spain	12/20/16	1.000%	9,755	1.087%	$—	$(18,431)	$18,431	JPMorgan Chase

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at September 30, 2015(3)	Unrealized Appreciation(6)
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	103,500	$(1,977,673)	$(524,924)	$1,452,749

Cash of $5,030,000, U.S. Treasury obligations and a Sovereign Bond with a combined market value of $10,957,721 have been segregated with Citigroup Global Markets to cover requirements for open exchanged-traded interest rate and credit default swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2015.

Currency swap agreements outstanding at September 30, 2015:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC swap agreements:
	502	3 Month LIBOR	JPY	50,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	$85,600	$—	$85,600
	278	3 Month LIBOR	EUR	240	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	10,558	—	10,558
	1,541	3 Month LIBOR plus 432 bps	JPY	120,000	3.450%	Citigroup Global Markets	03/24/17	565,294	7,475	557,819
	5,882	3 Month LIBOR	JPY	600,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	866,356	—	866,356
	1,157	3 Month LIBOR	EUR	900	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	152,348	—	152,348
JPY	265,000	3 Month JPY LIBOR minus 43.35 bps		2,250	3 Month LIBOR	JPMorgan Chase	11/26/16	(39,414)	—	(39,414)
JPY	1,060,000	3 Month JPY LIBOR minus 42.10 bps		8,979	3 Month LIBOR	JPMorgan Chase	11/28/16	(137,238)	—	(137,238)
	13,099	3 Month LIBOR	EUR	11,400	3 Month EURIBOR minus 26.95	JPMorgan Chase	02/17/17	302,222	—	302,222
	2,250	3 Month LIBOR	JPY	265,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	28,715	—	28,715
	8,979	3 Month LIBOR	JPY	1,060,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	73,945	—	73,945

								$1,908,386	$ 7,475	$1,900,911

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2015.

Total return swap agreements outstanding at September 30, 2015:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Depreciation
OTC swap agreements:
Credit Suisse First Boston Corp.	01/12/41	(7,285)	Pay variable payments based on the 1 Month LIBOR and receive fixed payments based on the IOS.FN30.450.10 Index	$(82,403)	$(19,858)	$(62,545)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$46,091,536	$2,500,000
Non-Residential Mortgage-Backed Securities	—	11,306,260	5,558,000
Residential Mortgage-Backed Securities	—	105,795,871	—
Bank Loans	—	25,468,649	—
Commercial Mortgage-Backed Securities	—	111,237,841	—
Corporate Bonds	—	495,963,665	—
Foreign Agencies	—	24,239,745	—
Municipal Bonds	—	19,286,417	—
Sovereign Bonds	—	50,302,250	—
U.S. Government Agency Obligations	—	15,733,005	—
U.S. Treasury Obligations	—	68,974,359	—
Preferred Stock	1,156,050	—	—
Affiliated Mutual Funds	164,648,273	—	—
Options Purchased	337,738	2,692,717	—
Options Written	(269,456)	(745,603)	—
Other Financial Instruments*
Financial Futures Contracts	6,345,004	—	—
Forward Foreign Currency Exchange Contracts	—	1,448,479	—
Forward Rate Agreements	—	—	3,963
OTC interest rate swaps	—	309,555	—
Exchange-traded interest rate swaps	—	(7,410,403)	—
OTC credit default swaps	—	1,553,578	—
Exchange-traded credit default swaps	—	1,452,749	—
Currency Swap Agreements	—	1,908,386	—
Total Return Swap Agreement	—	(82,403)	—

Total	$172,217,609	$975,526,653	$8,061,963

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Non-Residential Mortgage-Backed Securities	Bank Loans	Corporate Bonds	Forward Rate Agreements
Balance as of December 31, 2014	$—	$—	$4,745,724	$6,610,851	$—
Realized gain (loss)	—	—	1,884	—	—
Change in unrealized appreciation (depreciation)**	—	(41,628)	(7,858)	—	3,963
Purchases	2,500,000	5,599,628	—	—	—
Sales	—	—	(4,740,146)	—	—
Accrued discount/premium	—	—	396	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	(6,610,851)	—

Balance as of September 30, 2015	$2,500,000	$5,558,000	$—	$—	$3,963

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(37,665) was relating to securities held at the reporting period end.
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of September 30, 2015	Valuation Methodology	Unobservable Inputs
Collateralized Loan Obligations	$2,500,000	Stale Pricing	Unadjusted Last Trade Price
Non-Residential Mortgage-Backed Securities	5,558,000	Market Approach	Single Broker Indicative Quote
Forward Rate Agreements	3,963	Discount Pricing	Discretionary Discount Rate

	$8,061,963

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Corporate Bonds	$6,610,851	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Equity Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS
Aerospace & Defense — 1.1%
Boeing Co. (The)	306,179	$40,094,140

Airlines — 0.4%
United Continental Holdings, Inc.*	237,775	12,613,964

Auto Components — 1.3%
Lear Corp.	420,139	45,702,720

Automobiles — 0.9%
Tesla Motors, Inc.*(a)	127,212	31,599,461

Banks — 7.6%
Bank of America Corp.	2,657,075	41,397,229
Citigroup, Inc.	1,558,027	77,293,719
JPMorgan Chase & Co.	949,886	57,914,549
PNC Financial Services Group, Inc. (The)	464,799	41,460,071
Wells Fargo & Co.	1,156,205	59,371,127

		277,436,695

Beverages — 0.5%
Monster Beverage Corp.*	136,653	18,467,286

Biotechnology — 4.2%
Alexion Pharmaceuticals, Inc.*	223,156	34,899,367
Biogen, Inc.*	118,331	34,530,169
Celgene Corp.*	401,838	43,466,817
Gilead Sciences, Inc.	72,700	7,138,413
Regeneron Pharmaceuticals, Inc.*	66,203	30,793,663

		150,828,429

Capital Markets — 2.6%
Goldman Sachs Group, Inc. (The)	224,319	38,977,669
Morgan Stanley	1,752,883	55,215,815

		94,193,484

Chemicals — 0.9%
FMC Corp.	644,463	21,853,740
Monsanto Co.	133,528	11,395,280

		33,249,020

Communications Equipment — 0.8%
Brocade Communications Systems, Inc.	2,772,634	28,779,941

Consumer Finance — 1.8%
Capital One Financial Corp.	478,764	34,719,965
SLM Corp.*	4,118,457	30,476,582

		65,196,547

Diversified Financial Services — 0.7%
Voya Financial, Inc.	660,352	25,601,847

Electric Utilities — 1.1%
FirstEnergy Corp.	1,281,549	40,125,299

Electrical Equipment — 0.9%
Eaton Corp. PLC	670,542	34,398,805

Electronic Equipment, Instruments & Components — 0.5%
Flextronics International Ltd.*	1,844,886	19,445,098

Energy Equipment & Services — 0.7%
Halliburton Co.	754,934	26,686,917

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	277,183	40,072,346
Kroger Co. (The)	820,800	29,606,256

		69,678,602

Food Products — 1.7%
Mondelez International, Inc. (Class A Stock)	1,514,117	63,396,079

Health Care Equipment & Supplies — 0.8%
Zimmer Biomet Holdings, Inc.	290,706	27,306,015

Hotels, Restaurants & Leisure — 5.2%
Carnival Corp.	932,376	46,339,087
Marriott International, Inc. (Class A Stock)(a)	530,398	36,173,144
McDonald’s Corp.	283,780	27,960,843
Shake Shack, Inc. (Class A Stock)*(a)	240,247	11,387,708
Starbucks Corp.	1,149,521	65,338,774

		187,199,556

Insurance — 1.9%
ACE Ltd.	263,343	27,229,666
MetLife, Inc.	906,259	42,730,112

		69,959,778

Internet & Catalog Retail — 5.4%
Amazon.com, Inc.*	193,997	99,305,124
JD.com, Inc. (China), ADR*(a)	351,183	9,151,829
Netflix, Inc.*	475,954	49,147,010
Priceline Group, Inc. (The)*	31,667	39,167,646

		196,771,609

Internet Software & Services — 9.3%
Alibaba Group Holding Ltd. (China), ADR*(a)	250,496	14,771,749
Facebook, Inc. (Class A Stock)*	1,398,249	125,702,585
Google, Inc. (Class A Stock)*	94,081	60,058,488
Google, Inc. (Class C Stock)*	98,293	59,803,427
LinkedIn Corp. (Class A Stock)*	254,753	48,436,188
Tencent Holdings Ltd. (China)	1,830,688	30,859,158

		339,631,595

IT Services — 3.0%
MasterCard, Inc. (Class A Stock)	555,237	50,037,959
Visa, Inc. (Class A Stock)(a)	839,696	58,493,223

		108,531,182

Life Sciences Tools & Services — 1.0%
Illumina, Inc.*	202,629	35,626,231

Media — 3.7%
Comcast Corp. (Class A Stock)	887,649	50,489,475
Time Warner, Inc.	236,100	16,231,875
Walt Disney Co. (The)(a)	659,869	67,438,612

		134,159,962

Multi-Utilities — 1.0%
PG&E Corp.	654,024	34,532,467

Multiline Retail — 1.4%
Target Corp.	628,113	49,407,368

Oil, Gas & Consumable Fuels — 3.6%
Chevron Corp.	307,390	24,246,923
Marathon Oil Corp.	1,177,401	18,131,975
Noble Energy, Inc.	701,485	21,170,817
Occidental Petroleum Corp.	513,466	33,965,776
Suncor Energy, Inc. (Canada)	1,262,075	33,753,059

		131,268,550

Pharmaceuticals — 10.8%
AbbVie, Inc.	464,858	25,292,924
Allergan PLC*	422,171	114,750,299
Bayer AG (Germany), ADR	310,713	39,783,692
Bristol-Myers Squibb Co.	517,653	30,645,058
Merck & Co., Inc.	661,902	32,691,340
Novo Nordisk A/S (Denmark), ADR	419,742	22,766,806
Pfizer, Inc.	1,350,514	42,419,645
Shire PLC (Ireland), ADR	170,774	35,047,948
Teva Pharmaceutical Industries Ltd. (Israel), ADR	892,245	50,376,153

		393,773,865

Road & Rail — 0.5%
Hertz Global Holdings, Inc.*	1,134,552	18,981,055

Semiconductors & Semiconductor Equipment — 0.5%
Texas Instruments, Inc.	362,602	17,956,051

Software — 6.2%
Adobe Systems, Inc.*	515,861	42,414,091
Microsoft Corp.	1,180,099	52,231,182
Red Hat, Inc.*	498,382	35,823,698
salesforce.com, Inc.*(a)	711,128	49,373,617
Splunk, Inc.*	462,825	25,617,364
Workday, Inc. (Class A Stock)*(a)	302,352	20,819,959

		226,279,911

Specialty Retail — 1.3%
Industria de Diseno Textil SA (Spain), ADR	2,856,910	47,710,397

Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	1,086,285	119,817,235
EMC Corp.	1,485,306	35,884,993
Hewlett-Packard Co.	1,418,623	36,330,935
NCR Corp.*	554,837	12,622,542

		204,655,705

Textiles, Apparel & Luxury Goods — 4.3%
Coach, Inc.	499,221	14,442,464
NIKE, Inc. (Class B Stock)	711,585	87,503,607
PVH Corp.	156,495	15,953,100
Under Armour, Inc. (Class A Stock)*(a)	376,614	36,448,703

		154,347,874

Wireless Telecommunication Services — 1.8%
SBA Communications Corp. (Class A Stock)*	267,214	27,987,995
Vodafone Group PLC (United Kingdom), ADR	1,201,049	38,121,295

		66,109,290

TOTAL LONG-TERM INVESTMENTS (cost $2,639,507,309)		3,521,702,795

SHORT-TERM INVESTMENT — 7.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $255,231,238; includes $148,771,006 of cash collateral for securities on loan)(b)(c)	255,231,238	255,231,238

TOTAL INVESTMENTS — 103.9% (cost $2,894,738,547)		3,776,934,033
Liabilities in excess of other assets — (3.9)%		(142,940,438)

NET ASSETS — 100.0%		$3,633,993,595

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $148,230,295; cash collateral of $148,771,006 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$40,094,140	$—	$—
Airlines	12,613,964	—	—
Auto Components	45,702,720	—	—
Automobiles	31,599,461	—	—
Banks	277,436,695	—	—
Beverages	18,467,286	—	—
Biotechnology	150,828,429	—	—
Capital Markets	94,193,484	—	—
Chemicals	33,249,020	—	—
Communications Equipment	28,779,941	—	—
Consumer Finance	65,196,547	—	—
Diversified Financial Services	25,601,847	—	—
Electric Utilities	40,125,299	—	—
Electrical Equipment	34,398,805	—	—
Electronic Equipment, Instruments & Components	19,445,098	—	—
Energy Equipment & Services	26,686,917	—	—
Food & Staples Retailing	69,678,602	—	—
Food Products	63,396,079	—	—
Health Care Equipment & Supplies	27,306,015	—	—
Hotels, Restaurants & Leisure	187,199,556	—	—
Insurance	69,959,778	—	—
Internet & Catalog Retail	196,771,609	—	—
Internet Software & Services	308,772,437	30,859,158	—
IT Services	108,531,182	—	—
Life Sciences Tools & Services	35,626,231	—	—

Media	134,159,962	—	—
Multi-Utilities	34,532,467	—	—
Multiline Retail	49,407,368	—	—
Oil, Gas & Consumable Fuels	131,268,550	—	—
Pharmaceuticals	393,773,865	—	—
Road & Rail	18,981,055	—	—
Semiconductors & Semiconductor Equipment	17,956,051	—	—
Software	226,279,911	—	—
Specialty Retail	47,710,397	—	—
Technology Hardware, Storage & Peripherals	204,655,705	—	—
Textiles, Apparel & Luxury Goods	154,347,874	—	—
Wireless Telecommunication Services	66,109,290	—	—
Affiliated Money Market Mutual Fund	255,231,238	—	—

Total	$3,746,074,875	$30,859,158	$—

Flexible Managed Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.0%
COMMON STOCKS — 59.5%
Aerospace & Defense — 2.0%
Airbus Group NV (France)	21,149	$1,252,451
General Dynamics Corp.	130,900	18,057,655
Huntington Ingalls Industries, Inc.	69,500	7,446,925
Lockheed Martin Corp.	92,100	19,093,251
Northrop Grumman Corp.(a)	70,000	11,616,500
Safran SA (France)	11,732	882,153
Thales SA (France)	1,424	99,289
United Technologies Corp.	167,800	14,932,522

		73,380,746

Air Freight & Logistics — 0.9%
FedEx Corp.	92,100	13,260,558
Royal Mail PLC (United Kingdom)	59,895	416,169
United Parcel Service, Inc. (Class B Stock)	179,500	17,714,855

		31,391,582

Airlines — 0.5%
ANA Holdings, Inc. (Japan)	12,000	33,617
Cathay Pacific Airways Ltd. (Hong Kong)	224,000	421,832
easyJet PLC (United Kingdom)	25,886	698,766
International Consolidated Airlines Group SA (United Kingdom)*	8,705	77,988
Japan Airlines Co. Ltd. (Japan)	10,000	353,850
Qantas Airways Ltd. (Australia)*	6,062	15,915
Ryanair Holdings PLC (Ireland) ADR	600	46,980
Southwest Airlines Co.	414,200	15,756,168

		17,405,116

Auto Components — 0.1%
Cie Generale des Etablissements Michelin (France)	1,137	104,030
Continental AG (Germany)	5,299	1,131,797
Dana Holding Corp.	85,100	1,351,388
Koito Manufacturing Co. Ltd. (Japan)	1,200	39,211
NHK Spring Co. Ltd. (Japan)	1,800	17,454
Sumitomo Electric Industries Ltd. (Japan)	10,700	136,887

		2,780,767

Automobiles — 0.3%
Daimler AG (Germany)	22,817	1,661,157
Fiat Chrysler Automobiles NV (United Kingdom)*	9,687	125,908
Fuji Heavy Industries Ltd. (Japan)	25,700	924,801
Honda Motor Co. Ltd. (Japan)	16,700	498,440
Mazda Motor Corp. (Japan)	6,000	94,808
Nissan Motor Co. Ltd. (Japan)	34,500	317,214
Peugeot SA (France)*	57,600	872,793
Thor Industries, Inc.	88,000	4,558,400
Toyota Motor Corp. (Japan)	29,500	1,727,163
Volkswagen AG (Germany)	384	45,244

		10,825,928

Banks — 4.2%
Australia & New Zealand Banking Group Ltd. (Australia)	23,801	454,746
Banco Santander SA (Spain)	106,175	564,579
Bank Hapoalim BM (Israel)	156,691	788,489
Bank of America Corp.	2,001,100	31,177,138
Bank of Queensland Ltd. (Australia)	4,056	33,204
Bank of Yokohama Ltd. (The) (Japan)	12,000	72,936
Barclays PLC (United Kingdom)	6,055	22,408
Bendigo & Adelaide Bank Ltd. (Australia)	1,735	12,126

BNP Paribas SA (France)	5,558	327,224
BOC Hong Kong Holdings Ltd. (Hong Kong)	41,500	122,395
Chiba Bank Ltd. (The) (Japan)	8,000	56,809
Citigroup, Inc.	302,150	14,989,661
Commonwealth Bank of Australia (Australia)	5,789	297,142
Danske Bank A/S (Denmark)	9,084	274,522
DNB ASA (Norway)	72,445	942,826
Hang Seng Bank Ltd. (Hong Kong)	3,800	68,546
HSBC Holdings PLC (United Kingdom)	210,076	1,584,749
Intesa Sanpaolo SpA (Italy)	138,247	488,388
Intesa Sanpaolo SpA (Italy)	10,151	32,711
Joyo Bank Ltd. (The) (Japan)	7,000	36,877
JPMorgan Chase & Co.	633,494	38,624,129
KBC Groep NV (Belgium)	18,127	1,146,394
Lloyds Banking Group PLC (United Kingdom)	341,652	388,956
Mitsubishi UFJ Financial Group, Inc. (Japan)	143,100	864,645
Mizuho Financial Group, Inc. (Japan)	720,000	1,346,833
Natixis SA (France)	10,280	56,919
Nordea Bank AB (Sweden)	117,377	1,309,519
Oversea-Chinese Banking Corp. Ltd. (Singapore)	28,078	173,867
PNC Financial Services Group, Inc. (The)	154,200	13,754,640
Regions Financial Corp.	1,321,200	11,904,012
Resona Holdings, Inc. (Japan)	196,300	1,000,197
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	16,362	174,995
Societe Generale SA (France)	15,355	686,234
Sumitomo Mitsui Financial Group, Inc. (Japan)	38,100	1,444,764
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	37,000	135,607
SunTrust Banks, Inc.	310,100	11,858,224
Svenska Handelsbanken AB (Sweden) (Class A Stock)	16,294	233,735
U.S. Bancorp	49,800	2,042,298
Wells Fargo & Co.	314,212	16,134,786
Westpac Banking Corp. (Australia)	35,878	753,687
Yamaguchi Financial Group, Inc. (Japan)	2,000	24,516

		156,406,433

Beverages — 1.8%
Anheuser-Busch InBev NV (Belgium)	8,622	917,002
Carlsberg A/S (Denmark) (Class B Stock)	1,178	90,519
Coca-Cola Co. (The)	757,300	30,382,876
Diageo PLC (United Kingdom)	12,961	348,221
Dr. Pepper Snapple Group, Inc.	19,600	1,549,380
Heineken Holding NV (Netherlands)	1,094	77,999
Heineken NV (Netherlands)	6,307	510,672
PepsiCo, Inc.	344,120	32,450,516
Treasury Wine Estates Ltd. (Australia)	7,186	33,298

		66,360,483

Biotechnology — 2.0%
Amgen, Inc.	149,508	20,679,946
Biogen Idec, Inc.*	60,200	17,566,962
Celgene Corp.*	36,500	3,948,205
CSL Ltd. (Australia)	3,896	245,189
Gilead Sciences, Inc.	240,100	23,575,419
Grifols SA (Spain)	412	17,035
Regeneron Pharmaceuticals, Inc.*	19,200	8,930,688

		74,963,444

Building Products — 0.3%
A.O. Smith Corp.	90,000	5,867,100
Asahi Glass Co. Ltd. (Japan)	10,000	58,433
Daikin Industries Ltd. (Japan)	2,600	145,824
Masco Corp.	220,600	5,554,708

		11,626,065

Capital Markets — 1.6%
Bank of New York Mellon Corp. (The)	405,700	15,883,155
Franklin Resources, Inc.	263,800	9,829,188
Goldman Sachs Group, Inc. (The)	112,000	19,461,120
Macquarie Group Ltd. (Australia)	21,358	1,157,503
Mediobanca SpA (Italy)	6,244	61,433
Morgan Stanley	404,300	12,735,450
Nomura Holdings, Inc. (Japan)	50,700	294,281
SBI Holdings, Inc. (Japan)	2,900	32,767
UBS Group AG (Switzerland)	41,021	758,402

		60,213,299

Chemicals — 1.0%
Asahi Kasei Corp. (Japan)	100,000	705,144
BASF SE (Germany)	1,325	101,341
Cabot Corp.	109,600	3,458,976
Daicel Corp. (Japan)	75,100	921,913
EMS-Chemie Holding AG (Switzerland)	87	35,792
Evonik Industries AG (Germany)	1,286	43,059
K+S AG (Germany)	26,532	890,244
Kaneka Corp. (Japan)	4,000	29,457
Kuraray Co. Ltd. (Japan)	16,200	201,901
LyondellBasell Industries NV (Class A Stock)	208,200	17,355,552
Minerals Technologies, Inc.	30,000	1,444,800
Mitsubishi Chemical Holdings Corp. (Japan)	15,500	80,935
Mitsubishi Gas Chemical Co., Inc. (Japan)	38,000	175,411
Mitsui Chemicals, Inc. (Japan)	9,000	28,845
Mosaic Co. (The)	287,300	8,937,903
Solvay SA (Belgium)	640	65,408
Sumitomo Chemical Co. Ltd. (Japan)	16,000	80,908
Toray Industries, Inc. (Japan)	15,000	129,679
Westlake Chemical Corp.(a)	11,400	591,546
Yara International ASA (Norway)	20,992	837,426

		36,116,240

Commercial Services & Supplies
Toppan Printing Co. Ltd. (Japan)	6,000	48,333

Communications Equipment — 1.1%
Brocade Communications Systems, Inc.	247,800	2,572,164
Cisco Systems, Inc.	1,032,900	27,113,625
F5 Networks, Inc.*	24,400	2,825,520
Juniper Networks, Inc.	332,500	8,548,575
Nokia OYJ (Finland)	6,704	45,841

		41,105,725

Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	2,119	60,968
CIMIC Group Ltd. (Australia)	52,762	876,533
EMCOR Group, Inc.	14,300	632,775
Ferrovial SA (Spain)	4,867	116,420
KBR, Inc.	61,400	1,022,924
Obayashi Corp. (Japan)	42,000	358,352
Shimizu Corp. (Japan)	6,000	51,517
Skanska AB (Sweden) (Class B Stock)	33,649	660,621
Taisei Corp. (Japan)	21,000	136,901

		3,917,011

Construction Materials
Holcim Ltd. (Switzerland)	4,196	219,955
Vulcan Materials Co.	14,000	1,248,800

		1,468,755

Consumer Finance
Navient Corp.	137,100	1,541,004

Containers & Packaging — 0.1%
Packaging Corp of America	44,000	2,647,040
Rexam PLC (United Kingdom)	7,602	60,357

		2,707,397

Distributors — 0.1%
Genuine Parts Co.(a)	49,100	4,069,899

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	63,500	8,280,400
CBOE Holdings, Inc.	46,300	3,105,804
CME Group, Inc.	54,600	5,063,604
Groupe Bruxelles Lambert SA (Belgium)	874	65,956
Investor AB (Sweden) (Class B Stock)	23,887	820,781
McGraw-Hill Financial, Inc.	87,900	7,603,350
Moody’s Corp.	21,900	2,150,580
ORIX Corp. (Japan)	81,800	1,055,166

		28,145,641

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	1,021,920	33,294,154
Bezeq the Israeli Telecommunication Corp. Ltd. (Israel)	21,178	40,530
BT Group PLC (United Kingdom)	93,510	595,146
Koninklijke KPN NV (Netherlands)	34,830	130,627
Nippon Telegraph & Telephone Corp. (Japan)	35,100	1,236,350
Orange SA (France)	20,813	315,511
PCCW Ltd. (Hong Kong)	55,000	28,312
Spark New Zealand Ltd. (New Zealand)	25,868	49,434
Telecom Italia SpA (Italy)	65,066	66,733
Telecom Italia SpA (Italy)*	470,296	579,561
Telefonica SA (Spain)	65,505	794,710
Telenor ASA (Norway)	8,332	155,696
Verizon Communications, Inc.	741,588	32,266,494

		69,553,258

Electric Utilities — 1.0%
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	7,000	62,739
Chubu Electric Power Co., Inc. (Japan)	7,000	103,210
Chugoku Electric Power Co., Inc. (The) (Japan)	3,200	44,106
EDP-Energias de Portugal SA (Portugal)	25,174	92,226
Electricite de France (France)	35,867	633,325
Endesa SA (Spain)	29,605	624,325
Enel SpA (Italy)	13,060	58,274
Entergy Corp.	28,300	1,842,330
Exelon Corp.	453,300	13,463,010
FirstEnergy Corp.	199,500	6,246,345
Fortum OYJ (Finland)	58,563	866,498
Hokuriku Electric Power Co. (Japan)	1,700	22,865
Kansai Electric Power Co., Inc. (The) (Japan)*	7,500	83,379
Kyushu Electric Power Co., Inc. (Japan)*	4,700	51,279
PPL Corp.	315,700	10,383,373
Red Electrica Corp. SA (Spain)	1,545	128,291
Shikoku Electric Power Co., Inc. (Japan)	2,500	40,771
SSE PLC (United Kingdom)	3,782	85,598
Tohoku Electric Power Co., Inc. (Japan)	5,000	67,758
Tokyo Electric Power Co., Inc. (Japan)*	15,800	105,538

		35,005,240

Electrical Equipment
Fuji Electric Co. Ltd. (Japan)	6,000	21,760
Vestas Wind Systems A/S (Denmark)	21,202	1,102,271

		1,124,031

Electronic Equipment, Instruments & Components — 0.3%
Alps Electric Co. Ltd. (Japan)	15,700	443,369
CDW Corp.	73,700	3,011,382
Ibiden Co. Ltd. (Japan)	26,100	341,683
Ingenico Group (France)	596	72,019
Jabil Circuit, Inc.	299,900	6,708,763
Keyence Corp. (Japan)	500	223,289
Kyocera Corp. (Japan)	11,600	531,280
Murata Manufacturing Co. Ltd. (Japan)	6,800	878,387
TDK Corp. (Japan)	1,300	73,525
Yokogawa Electric Corp. (Japan)	2,500	26,167

		12,309,864

Energy Equipment & Services — 0.3%
Ensco PLC (Class A Stock)	646,100	9,097,088
Transocean Ltd.(a)	4,027	51,946

		9,149,034

Food & Staples Retailing — 1.2%
Distribuidora Internacional de Alimentacion SA (Spain)	6,696	40,534
ICA Gruppen AB (Sweden)(a)	20,464	692,792
J. Sainsbury PLC (United Kingdom)	14,350	56,752
Kroger Co. (The)	477,400	17,219,818
METRO AG (Germany)	11,168	308,997
Wal-Mart Stores, Inc.	346,900	22,492,996
Wesfarmers Ltd. (Australia)	36,961	1,021,721
WM Morrison Supermarkets PLC (United Kingdom)	269,123	677,234

		42,510,844

Food Products — 0.8%
Archer-Daniels-Midland Co.	327,300	13,566,585
Bunge Ltd.	135,500	9,932,150
Ingredion, Inc.	20,000	1,746,200
Lindt & Spruengli AG (Switzerland)	1	70,937
Nestle SA (Switzerland)	34,530	2,596,853
Nippon Meat Packers, Inc. (Japan)	2,000	40,814
Wilmar International Ltd. (Singapore)	387,300	700,788

		28,654,327

Gas Utilities — 0.1%
AGL Resources, Inc.	29,600	1,806,784
APA Group (Australia)	12,515	75,533
Enagas SA (Spain)	2,372	68,019
UGI Corp.	64,700	2,252,854

		4,203,190

Health Care Equipment & Supplies — 1.1%
Abbott Laboratories	415,900	16,727,498
C.R. Bard, Inc.	71,100	13,246,641
DENTSPLY International, Inc.	13,600	687,752
Edwards Lifesciences Corp.*	17,500	2,487,975
Medtronic PLC	21,400	1,432,516

Sonova Holding AG (Switzerland)	172	22,148
Stryker Corp.	55,200	5,194,320

		39,798,850

Health Care Providers & Services — 2.0%
Aetna, Inc.	174,800	19,124,868
Alfresa Holdings Corp. (Japan)	1,900	32,447
Anthem, Inc.	82,800	11,592,000
Cigna Corp.	30,900	4,172,118
Express Scripts Holding Co.*	47,600	3,853,696
Fresenius SE & Co. KGaA (Germany)	4,048	271,735
McKesson Corp.	31,600	5,846,948
Medipal Holdings Corp. (Japan)	27,400	434,756
Miraca Holdings, Inc. (Japan)	800	33,927
Ryman Healthcare Ltd. (New Zealand)	5,231	24,502
Sonic Healthcare Ltd. (Australia)	7,538	96,956
Suzuken Co. Ltd. (Japan)	1,080	36,015
UnitedHealth Group, Inc.	250,400	29,048,904

		74,568,872

Hotels, Restaurants & Leisure — 1.0%
Carnival PLC	7,052	364,845
Darden Restaurants, Inc.	33,100	2,268,674
DineEquity, Inc.	24,200	2,218,172
Flight Centre Travel Group Ltd. (Australia)	2,745	69,917
Genting Singapore PLC (Singapore)	65,800	33,610
Marriott Vacations Worldwide Corp.	38,700	2,637,018
McDonald’s Corp.	253,300	24,957,649
Starbucks Corp.	36,600	2,080,344
Tabcorp Holdings Ltd. (Australia)	9,209	30,318
Tui AG (Germany)	4,690	86,655
Wyndham Worldwide Corp.	30,100	2,164,190

		36,911,392

Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	98,279	959,985
Iida Group Holdings Co. Ltd. (Japan)	2,000	31,289
Nikon Corp. (Japan)	12,100	146,330
Panasonic Corp. (Japan)	24,300	245,919
Persimmon PLC (United Kingdom)	3,351	101,992
Rinnai Corp. (Japan)	500	38,148
Sekisui House Ltd. (Japan)	6,600	103,382
Taylor Wimpey PLC (United Kingdom)	347,352	1,029,123

		2,656,168

Household Products — 1.5%
Colgate-Palmolive Co.	75,900	4,816,614
Kimberly-Clark Corp.	146,300	15,952,552
Procter & Gamble Co. (The)	456,505	32,840,970
Reckitt Benckiser Group PLC (United Kingdom)	15,587	1,413,515
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	39,008	1,091,527

		56,115,178

Independent Power & Renewable Electricity Producers — 0.4%
AES Corp.	967,400	9,470,846
Electric Power Development Co. Ltd. (Japan)	1,600	48,831
NRG Energy, Inc.	258,100	3,832,785

		13,352,462

Industrial Conglomerates — 1.6%
3M Co.	149,600	21,208,792
CK Hutchison Holdings Ltd. (Hong Kong)	51,520	670,154
General Electric Co.	1,418,000	35,761,960
Hopewell Holdings Ltd. (Hong Kong)	62,500	212,886
Siemens AG (Germany)	4,870	435,073

		58,288,865

Insurance — 1.4%
Aflac, Inc.	138,300	8,039,379
Ageas (Belgium)	10,423	428,350
AIA Group Ltd. (Hong Kong)	7,400	38,486
Allianz SE (Germany)	10,700	1,680,904
Allstate Corp. (The)	231,900	13,505,856
American Financial Group, Inc.	52,200	3,597,102
AXA SA (France)	21,453	520,859
Baloise Holding AG (Switzerland)	2,167	248,347
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	11,900	189,446
Direct Line Insurance Group PLC (United Kingdom)	15,083	85,583
Hannover Rueck SE (Germany)	10,062	1,030,667
Legal & General Group PLC (United Kingdom)	306,371	1,104,700
Medibank Pvt Ltd. (Australia)	30,636	52,193
MetLife, Inc.	97,100	4,578,265
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	2,026	378,387
NN Group NV (Netherlands)	18,186	522,073
Old Mutual PLC (United Kingdom)	52,817	151,366
Old Republic International Corp.	204,100	3,192,124
RSA Insurance Group PLC (United Kingdom)	11,099	67,665
Sampo OYJ (Finland) (Class A Stock)	4,839	234,195
SCOR SE (France)	1,692	60,760
Swiss Life Holding AG (Switzerland)	342	76,288
Swiss Re AG (Switzerland)	9,527	817,389
Travelers Cos., Inc. (The)	94,700	9,425,491

		50,025,875

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.*	67,800	34,706,142
Liberty Interactive Corp. QVC Group (Class A Stock)*	70,700	1,854,461

		36,560,603

Internet Software & Services — 1.6%
Google, Inc. (Class A Stock)*	31,800	20,300,166
Google, Inc. (Class C Stock)*	59,682	36,311,722
LogMeIn, Inc.*	35,300	2,406,048
Mixi, Inc. (Japan)	500	17,112
Yahoo!, Inc.*	31,100	899,101

		59,934,149

IT Services — 1.7%
Accenture PLC (Class A Stock)(a)	148,400	14,581,784
Amadeus IT Holding SA (Spain) (Class A Stock)	6,218	266,413
Atos SE (France)	1,494	114,839
Cap Gemini SA (France)	9,538	851,775
Computer Sciences Corp.	56,200	3,449,556
DST Systems, Inc.	53,100	5,582,934
Fiserv, Inc.*	80,400	6,963,444
International Business Machines Corp.	33,500	4,856,495
NTT Data Corp. (Japan)	1,400	70,583
Syntel, Inc.*	16,300	738,553
Total System Services, Inc.	32,900	1,494,647
Visa, Inc. (Class A Stock)(a)	355,300	24,750,198

		63,721,221

Leisure Products — 0.2%
Bandai Namco Holdings, Inc. (Japan)	3,600	83,551
Brunswick Corp.	158,300	7,580,987
Shimano, Inc. (Japan)	800	112,397

		7,776,935

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	26,400	906,312
Lonza Group AG (Switzerland)	4,248	557,405
QIAGEN NV*	2,386	61,548
Thermo Fisher Scientific, Inc.	135,000	16,507,800

		18,033,065

Machinery — 0.3%
Alfa Laval AB (Sweden)	9,704	158,863
Amada Co. Ltd. (Japan)	3,800	28,973
Cummins, Inc.(a)	5,700	618,906
JTEKT Corp. (Japan)	2,500	35,002
Kawasaki Heavy Industries Ltd. (Japan)	16,000	55,237
Kone OYJ (Class B Stock) (Finland)	3,668	139,597
Makita Corp. (Japan)	1,300	69,151
Minebea Co. Ltd. (Japan)	51,000	541,385
Mitsubishi Heavy Industries Ltd. (Japan)	18,000	80,500
NGK Insulators Ltd. (Japan)	4,000	76,542
NSK Ltd. (Japan)	4,900	47,496
Schindler Holding AG (Switzerland)	1,328	191,453
SMC Corp. (Japan)	600	131,375
Sumitomo Heavy Industries Ltd. (Japan)	6,000	23,775
THK Co. Ltd. (Japan)	1,200	19,114
Trinity Industries, Inc.(a)	369,500	8,376,565
Wabash National Corp.*(a)	92,100	975,339
Yangzijiang Shipbuilding Holdings Ltd. (China)	26,000	20,790

		11,590,063

Marine
A.P. Moeller - Maersk A/S (Denmark) (Class A Stock)	41	61,758
A.P. Moeller - Maersk A/S (Denmark) (Class B Stock)	477	735,287
Kuehne + Nagel International AG (Switzerland)	3,760	483,486
Nippon Yusen K.K. (Japan)	18,000	41,714

		1,322,245

Media —1.5%
AMC Networks, Inc. (Class A Stock)*(a)	49,900	3,651,183
Cinemark Holdings, Inc.	107,400	3,489,426
Comcast Corp. (Class A Stock)	465,573	26,481,792
Dentsu, Inc. (Japan)	2,400	123,168
Discovery Communications, Inc. (Class C Stock)*(a)	81,500	1,979,635
Interpublic Group of Cos., Inc. (The)	152,900	2,924,977
Omnicom Group, Inc.	25,800	1,700,220
ProSiebenSat.1 Media AG (Germany)	20,373	1,000,027
Publicis Groupe SA (France)	14,394	983,731
RTL Group SA (Luxembourg)	420	36,207
Sky PLC (United Kingdom)	11,106	175,708
Thomson Reuters Corp.	113,300	4,561,458
Time, Inc.	190,500	3,629,025
Toho Co. Ltd. (Japan)	1,200	27,352
Tribune Media Co. (Class A Stock)(a)	69,300	2,467,080

Vivendi SA (France)	12,726	301,502
Wolters Kluwer NV (Netherlands)	24,712	762,106

		54,294,597

Metals & Mining — 0.1%
BHP Billiton PLC (Australia)	22,800	347,052
Fortescue Metals Group Ltd. (Australia)(a)	22,046	28,460
Hitachi Metals Ltd. (Japan)	3,000	34,839
JFE Holdings, Inc. (Japan)	5,500	72,237
Kobe Steel Ltd. (Japan)	34,000	36,865
Mitsubishi Materials Corp. (Japan)	12,000	36,461
Nippon Steel & Sumitomo Metal Corp. (Japan)	8,400	153,071
Norsk Hydro ASA (Norway)	14,999	50,015
Reliance Steel & Aluminum Co.	25,500	1,377,255
Rio Tinto Ltd. (United Kingdom)	4,771	164,144
Rio Tinto PLC (United Kingdom)	13,692	459,409
South32 Ltd. (Australia)*	348,167	336,536
Sumitomo Metal Mining Co. Ltd. (Japan)	5,000	56,799
Voestalpine AG (Austria)	20,257	696,490

		3,849,633

Multi-Line Retail
Ryohin Keikaku Co. Ltd. (Japan)	300	61,083

Multi-Utilities — 0.5%
National Grid PLC (United Kingdom)	110,000	1,531,981
Public Service Enterprise Group, Inc.	361,600	15,245,056
RWE AG (Germany)	33,215	377,448

		17,154,485

Multiline Retail — 0.8%
Dillard’s, Inc. (Class A Stock)	41,900	3,661,641
Isetan Mitsukoshi Holdings Ltd. (Japan)	3,800	57,016
J. Front Retailing Co. Ltd. (Japan)	2,600	42,116
Macy’s, Inc.	185,500	9,519,860
Next PLC (United Kingdom)	1,587	182,889
Takashimaya Co. Ltd. (Japan)	4,000	32,320
Target Corp.	213,200	16,770,312

		30,266,154

Oil, Gas & Consumable Fuels — 3.4%
BG Group PLC (United Kingdom)	37,068	534,737
BP PLC (United Kingdom)	316,916	1,607,828
Caltex Australia Ltd. (Australia)	3,850	84,988
Chevron Corp.	245,656	19,377,345
Eni SpA (Italy)	27,822	437,652
Exxon Mobil Corp.(a)	353,216	26,261,610
Galp Energia SGPS SA (Portugal)	4,193	41,376
Hess Corp.	190,400	9,531,424
HollyFrontier Corp.	148,000	7,228,320
Marathon Oil Corp.(a)	110,700	1,704,780
Marathon Petroleum Corp.	289,200	13,398,636
Neste OYJ (Finland)	1,749	40,253
OMV AG (Austria)	3,246	78,983
Phillips 66	187,900	14,438,236
Repsol SA (Spain)	11,619	135,515
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	42,538	1,004,193
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	26,577	628,418
Tesoro Corp.	69,100	6,719,284
Total SA (France)	37,506	1,687,137

Valero Energy Corp.	299,600	18,005,960
Woodside Petroleum Ltd. (Australia)	5,057	103,499
World Fuel Services Corp.	82,600	2,957,080

		126,007,254

Paper & Forest Products — 0.3%
International Paper Co.	237,700	8,982,683
Mondi PLC (South Africa)	47,181	988,872
Oji Holdings Corp. (Japan)	8,000	34,337
UPM-Kymmene OYJ (Finland)	9,976	149,748

		10,155,640

Personal Products
Unilever NV (United Kingdom)	21,754	872,014

Pharmaceuticals — 3.5%
AbbVie, Inc.	68,300	3,716,203
AstraZeneca PLC (United Kingdom)	3,874	245,683
Bayer AG (Germany)	7,248	929,912
Bristol-Myers Squibb Co.	297,100	17,588,320
Daiichi Sankyo Co. Ltd. (Japan)	34,100	591,702
Eli Lilly & Co.	80,800	6,762,152
GlaxoSmithKline PLC (United Kingdom)	44,523	854,567
Johnson & Johnson	427,498	39,906,938
Merck & Co., Inc.	491,300	24,265,307
Novartis AG (Switzerland)	25,158	2,312,319
Novo Nordisk A/S (Denmark) (Class B Stock)	20,268	1,093,754
Orion OYJ (Finland) (Class B Stock)	22,723	859,851
Otsuka Holdings Co. Ltd. (Japan)	32,800	1,047,355
Pfizer, Inc.	763,897	23,994,005
Roche Holding AG (Switzerland)	7,787	2,067,227
Sanofi (France)	12,872	1,225,422
Shire PLC (Ireland)	13,335	911,604
Teva Pharmaceutical Industries Ltd. (Israel)	21,051	1,189,679

		129,562,000

Professional Services — 0.1%
Robert Half International, Inc.	55,300	2,829,148
SGS SA (Switzerland)	433	756,622

		3,585,770

Real Estate Investment Trusts (REITs) — 1.2%
Annaly Capital Management, Inc.	942,300	9,300,501
Ascendas Real Estate Investment Trust (Singapore)	22,200	36,573
British Land Co. PLC (The) (United Kingdom)	10,488	133,193
CapitaLand Commercial Trust Ltd. (Singapore)	28,300	26,719
CapitaLand Mall Trust (Singapore)	34,200	45,731
CBL & Associates Properties, Inc.	155,600	2,139,500
Chambers Street Properties	182,500	1,184,425
Dexus Property Group (Australia)	139,730	704,651
Equity Residential	23,400	1,757,808
Franklin Street Properties Corp.	85,500	919,125
Gecina SA (France)	382	46,586
GPT Group (Australia)	47,906	152,254
Hammerson PLC (United Kingdom)	98,383	928,995
Hospitality Properties Trust	199,900	5,113,442
Lexington Realty Trust(a)	215,800	1,747,980
Link REIT (The) (Hong Kong)	188,500	1,037,774
Prologis, Inc.	354,700	13,797,830
Segro PLC (United Kingdom)	61,086	397,429
Simon Property Group, Inc.	17,400	3,196,728
Sunstone Hotel Investors, Inc.	92,600	1,225,098

		43,892,342

Real Estate Management & Development — 0.5%
CBRE Group, Inc. (Class A Stock)*	348,700	11,158,400
Daiwa House Industry Co. Ltd. (Japan)	7,600	188,410
Henderson Land Development Co. Ltd. (Hong Kong)	114,510	684,734
Hysan Development Co. Ltd. (Hong Kong)	175,000	728,678
Jones Lang LaSalle, Inc.	37,600	5,405,752
Kerry Properties Ltd. (Hong Kong)	7,000	19,219
New World Development Co. Ltd. (Hong Kong)	62,000	60,381
Nomura Real Estate Holdings, Inc. (Japan)	1,800	36,187
Sino Land Co. Ltd. (Hong Kong)	42,000	63,950
Swire Properties Ltd. (Hong Kong)	12,800	35,478
Wheelock & Co. Ltd. (Hong Kong)	112,000	486,408

		18,867,597

Road & Rail — 0.1%
Central Japan Railway Co. (Japan)	1,600	257,964
Hankyu Hanshin Holdings, Inc. (Japan)	12,000	73,393
Union Pacific Corp.	27,900	2,466,639
West Japan Railway Co. (Japan)	1,800	112,817

		2,910,813

Semiconductors & Semiconductor Equipment — 1.8%
Applied Materials, Inc.	479,900	7,049,731
Avago Technologies Ltd. (Singapore)	122,700	15,338,727
Intel Corp.	1,059,500	31,933,330
Rohm Co. Ltd. (Japan)	1,100	48,917
Skyworks Solutions, Inc.	126,300	10,635,723

		65,006,428

Software — 2.5%
Citrix Systems, Inc.*	136,400	9,449,792
Dassault Systemes (France)	1,424	105,242
Konami Holdings Corp. (Japan)	600	12,967
Manhattan Associates, Inc.*	60,700	3,781,610
Microsoft Corp.	1,177,200	52,102,872
Nexon Co. Ltd. (Japan)	23,500	314,185
Oracle Corp.	393,200	14,202,384
SAP SE (Germany)	602	39,000
SolarWinds, Inc.*	69,500	2,727,180
Symantec Corp.	372,700	7,256,469
Synopsys, Inc.*	49,700	2,295,146

		92,286,847

Specialty Retail — 1.4%
AutoNation, Inc.*	175,000	10,181,500
Best Buy Co., Inc.	286,300	10,627,456
DSW, Inc. (Class A Stock)	85,700	2,169,067
Gap, Inc. (The)(a)	244,400	6,965,400
Hikari Tsushin, Inc. (Japan)	200	13,998
Home Depot, Inc. (The)	148,900	17,196,461
Industria de Diseno Textil SA (Spain)	8,904	298,566
Ross Stores, Inc.	73,200	3,548,004
Select Comfort Corp.*	28,800	630,144
Shimamura Co. Ltd. (Japan)	200	21,543
USS Co. Ltd. (Japan)	54,500	906,447

		52,558,586

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	788,000	86,916,400
EMC Corp.	91,500	2,210,640
FUJIFILM Holdings Corp. (Japan)	29,500	1,102,774
Hewlett-Packard Co.	665,800	17,051,138
Konica Minolta, Inc. (Japan)	5,000	52,674
NEC Corp. (Japan)	28,000	86,207

		107,419,833

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s, Inc.	77,200	6,997,408
Christian Dior SE (France)	1,585	296,958
LVMH Moet Hennessy Louis Vuitton SE (France)	1,561	265,751
Michael Kors Holdings Ltd.*	314,100	13,267,584
NIKE, Inc. (Class B Stock)	25,000	3,074,250
Oxford Industries, Inc.	34,300	2,534,084
Pandora A/S (Denmark)	2,414	282,001
Swatch Group AG (The) (Switzerland)	536	38,667
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	8,000	29,764

		26,786,467

Tobacco — 1.1%
Altria Group, Inc.	473,100	25,736,640
British American Tobacco PLC (United Kingdom)	24,359	1,344,021
Imperial Tobacco Group PLC (United Kingdom)	16,142	834,520
Japan Tobacco, Inc. (Japan)	37,500	1,163,257
Philip Morris International, Inc.	161,200	12,787,996

		41,866,434

Trading Companies & Distributors — 0.1%
Ashtead Group PLC (United Kingdom)	48,667	688,227
ITOCHU Corp. (Japan)	88,100	931,326
Mitsui & Co. Ltd. (Japan)	18,700	210,178
Sumitomo Corp. (Japan)	12,200	117,979

		1,947,710

Transportation Infrastructure
Atlantia SpA (Italy)	4,465	124,899
Auckland International Airport Ltd. (New Zealand)	13,161	41,201
Groupe Eurotunnel SE (France)	1,146	15,614
Japan Airport Terminal Co. Ltd. (Japan)	500	21,610
Sydney Airport (Australia)	107,293	450,929

		654,253

Water Utilities
Severn Trent PLC (United Kingdom)	2,569	84,982

Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	59,100	1,322,842
NTT DOCOMO, Inc. (Japan)	9,200	155,177
Vodafone Group PLC (United Kingdom)	289,785	914,003

		2,392,022

TOTAL COMMON STOCKS (cost $1,908,253,715)		2,190,122,543

EXCHANGE TRADED FUND
iShares MSCI EAFE Index Fund(a) (cost $26,549)	550	31,526

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany) (PRFC)				596	40,990

Banks
Citigroup Capital XIII, 7.875%, (Capital Security, fixed to floating preferred)(b)				22,000	565,180

Chemicals
FUCHS PETROLUB SE				761	33,682

TOTAL PREFERRED STOCKS (cost $628,324)					639,852

	Interest Rate		Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 4.3%
Collateralized Debt Obligation
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.555	%(b)	04/25/19	387	383,757

Collateralized Loan Obligations — 1.7%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.467	%(b)	04/20/25	2,550	2,529,735
American Express Credit Account Secured Note Trust, Series 2012-4, Class C, 144A	1.007	%(b)	05/15/20	3,900	3,908,014
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.476	%(b)	07/13/25	2,700	2,678,256
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	1.794	%(b)	04/28/26	1,500	1,490,049
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.889	%(b)	10/15/26	2,500	2,489,379
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	1.837	%(b)	04/18/27	250	248,150
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	1.829	%(b)	10/15/26	750	745,379
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	1.889	%(b)	10/17/26	250	248,925
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	1.816	%(b)	04/18/27	1,250	1,245,101
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.489	%(b)	07/15/24	1,200	1,190,535
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.439	%(b)	04/17/25	2,100	2,081,614
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.837	%(b)	04/20/26	2,200	2,197,662
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.087	%(b)	04/20/26	450	434,467
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.797	%(b)	10/18/26	500	498,528
Flagship VII Ltd. (Cayman Islands), Series 2013-7A, Class A1, 144A	1.757	%(b)	01/20/26	2,300	2,283,142
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.689	%(b)	01/17/26	500	494,618
Four Corners CLO III Ltd. (Cayman Islands), Series 2006-3A, Class A, 144A	0.545	%(b)	07/22/20	287	284,827
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	1.759	%(b)	10/15/26	1,250	1,239,110
HLM (Cayman Islands), Series 2015-15, Class 6A, 144A	1.754	%(b)	05/05/27	250	248,169
ICG U.S. CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	1,000	999,065
ING IM CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.429	%(b)	04/15/24	1,850	1,824,182

Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.763	%(b)	04/15/27	500	498,191
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.911	%(b)	05/15/26	300	300,121
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	1.787	%(b)	04/18/26	750	744,983
Magnetite CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	1.715	%(b)	07/25/26	3,000	2,995,118
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	1.769	%(b)	04/15/26	5,300	5,290,052
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	1.737	%(b)	01/18/27	500	499,554
Neuberger Berman CLO XII Ltd. (Cayman Islands), Series 2012-12AR, Class BR, 144A	2.395	%(b)	07/25/23	250	250,437
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.759	%(b)	04/15/26	500	496,135
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.445	%(b)	07/22/25	1,200	1,188,667
Race Point V CLO Ltd. (Cayman Islands), Series 2011-5AR, Class AR, 144A	1.637	%(b)	12/15/22	430	427,069
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.583	%(b)	02/20/25	250	248,608
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	1.769	%(b)	07/17/26	800	798,785
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	503,727
Shackleton CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	1.811	%(b)	05/07/26	1,250	1,249,161
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.339	%(b)	04/15/25	3,200	3,143,642
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	2.971	%(b)	08/17/22	500	501,156
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	2.987	%(b)	10/20/23	1,100	1,097,384
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	2.000%		09/20/29	940	936,530
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	1.915	%(b)	01/22/27	2,250	2,241,044
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761	%(b)	04/20/27	250	249,891
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.409	%(b)	07/15/25	2,700	2,672,101
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	1.917	%(b)	04/20/26	3,000	2,989,038
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.787	%(b)	04/20/26	1,850	1,837,462
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	500	493,357

					61,011,120

Non-Residential Mortgage-Backed Securities — 1.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	1.920%		09/20/19	1,700	1,706,265
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 144A	2.500%		07/20/21	6,000	6,051,816
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	4,700	4,752,645
Ford Credit Auto Owner Trust, Series 2014-REV1, Class A, 144A	2.260%		11/15/25	2,000	2,029,808
Ford Credit Auto Owner Trust, Series 2014-REV2, Class A, 144A	2.310%		04/15/26	3,200	3,245,606

GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 144A	0.707	%(b)	05/15/20	1,800	1,791,097
Hertz Corp., Series 2015-1A, Class A(c)	2.730%		03/25/21	5,300	5,260,250
Hertz Vehicle Financing II LP, Series 2015-3A, Class A, 144A	2.670%		09/25/21	3,400	3,399,048
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	4,700	4,689,350
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2B	0.907	%(b)	12/17/18	2,800	2,800,000
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	3,895	3,936,088
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A	1.740%		09/15/21	1,700	1,703,060

					41,365,033

Residential Mortgage-Backed Securities — 1.5%
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	%(b)	01/01/30	2,447	2,451,593
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.355	%(b)	10/26/37	1,434	1,307,840
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1	1.844	%(b)	03/25/33	215	203,811
Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3	3.919%		07/25/35	302	287,682
CSMC, Series 2015-3R, Class 10A1, 144A	2.199	%(b)	10/29/47	4,301	4,309,324
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.931%		07/25/34	322	305,451
GSAMP Trust, Series 2004-HE2, Class A3C	1.354	%(b)	09/25/34	674	658,093
HSBC Home Equity Loan Trust U.S.A., Series 2006-4, Class A4	0.446	%(b)	03/20/36	2,836	2,817,626
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	0.989	%(b)	06/25/34	555	535,586
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.293	%(b)	09/01/21	4,567	4,586,241
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A	2.193	%(b)	12/01/21	885	881,044
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.193	%(b)	03/01/20	3,819	3,790,908
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A	2.193	%(b)	04/01/20	3,312	3,272,387
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.193	%(b)	04/01/20	2,077	2,070,451
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.193	%(b)	05/01/20	4,929	4,886,758
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.193	%(b)	07/01/20	1,944	1,916,747
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.193	%(b)	08/01/20	2,175	2,149,412
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.394	%(b)	05/25/33	363	341,061
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.139	%(b)	06/25/34	793	745,935
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.244	%(b)	12/27/33	669	645,350
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-HE1, Class M1	1.094	%(b)	07/25/32	317	304,396
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC4, Class M1	1.469	%(b)	09/25/32	425	419,061
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	0.959	%(b)	02/25/34	727	682,832

Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200%		10/20/30	2,574	2,586,039
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	2,021	2,014,121
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55	4,198	4,162,798
VOLT XXXVI LLC, Series 2015-NP10, Class A1, 144A	3.625%		07/25/45	2,949	2,935,216
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	5,231	5,220,220

					56,487,983

TOTAL ASSET-BACKED SECURITIES (cost $158,900,652)					159,247,893

BANK LOANS(b) — 0.1%
Automotive
Schaeffler AG (Germany)	4.250%		05/15/20	663	662,632

Cable
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/30/23	673	662,981

Foods
ARAMARK Corp.	3.250%		09/07/19	472	470,996

Healthcare & Pharmaceutical
RPI Finance Trust (Luxembourg)	3.500%		11/09/20	997	993,996

Retailers
Staples, Inc.	3.500%		02/28/22	730	726,624

Technology — 0.1%
First Data Corp.	3.696%		03/26/18	1,134	1,123,773
TransUnion LLC	3.500%		04/09/21	493	487,575

					1,611,348

TOTAL BANK LOANS (cost $5,136,266)					5,128,577

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19	214	218,474
Banc of America Alternative Loan Trust, Series 2005-12, Class 3CB1	6.000%		01/25/36	1,584	1,331,761
Bank of America Mortgage Trust, Series 2005-A, Class 2A1	2.646	%(b)	02/25/35	323	314,765
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	2.668	%(b)	03/25/35	275	253,329
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A5	2.621	%(b)	02/25/37	677	659,484
Fannie Mae Connecticut Avenue Securities, Series 2014-CO4, Class 1M1	2.144	%(b)	11/25/24	3,321	3,342,973
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1	1.694	%(b)	02/25/25	1,034	1,036,099
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M1	1.344	%(b)	05/25/25	5,869	5,845,458
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	1.094	%(b)	10/25/27	8,662	8,621,936
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.727	%(b)	07/25/35	387	388,043
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19	65	65,738
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.560	%(b)	02/25/34	322	320,393

Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	5.000%		03/25/20	93	92,761

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $22,689,212)					22,491,214

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	3,900	3,918,225
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.733	%(b)	04/10/49	5,259	5,516,586
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	5.757	%(b)	04/10/49	510	515,057
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	5.900	%(b)	12/10/49	1,000	1,055,978
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A3	2.815%		04/10/46	1,100	1,109,540
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	2,750	2,876,002
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3	3.356%		07/10/47	2,800	2,881,418
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4	3.462%		09/15/48	4,900	5,010,911
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	998	1,026,078
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	995,258
Commercial Mortgage Pass-Through Certificates, Series 2013-CR7, Class A3	2.929%		03/10/46	1,700	1,722,661
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class A2	2.928%		02/10/47	2,700	2,798,231
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(b)	04/10/37	1,630	1,629,435
Commercial Mortgage Trust, Series 2014-CCRE20, Class A3	3.326%		11/10/47	5,000	5,116,905
Commercial Mortgage Trust, Series 2014-CR18, Class A4	3.550%		07/15/47	2,800	2,931,096
Commercial Mortgage Trust, Series 2014-UBS3, Class A2	2.844%		06/10/47	2,300	2,376,434
Commercial Mortgage Trust, Series 2015-3BP, Class A, 144A	3.178%		02/10/35	1,400	1,405,821
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	5.609	%(b)	02/15/39	1,606	1,607,752
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.650	%(b)	02/15/39	640	644,037
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A3	3.236%		04/15/50	3,000	3,048,222
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 144A	3.555	%(b)	09/10/35	3,900	4,040,980
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(b)	04/25/27	6,500	6,683,456
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513	%(b)	12/25/23	2,515	2,714,440
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.873%		12/25/21	3,500	3,660,534
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class A2	2.373%		05/25/22	2,000	2,011,960
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.593	%(b)	05/25/22	25,074	1,965,768
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.629	%(b)	06/25/22	7,094	578,413
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(b)	02/25/23	5,800	6,163,492

FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(b)	07/25/23	2,400	2,580,094
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.726	%(b)	08/25/16	5,828	47,683
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.904	%(b)	05/25/19	19,382	1,053,438
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.824	%(b)	07/25/19	20,478	1,088,777
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4	5.543	%(b)	11/10/45	856	855,518
GE Capital Commercial Mortgage Corp., Series 2006-C1, Class A4	5.464	%(b)	03/10/44	1,350	1,351,941
GS Mortgage Securities Trust, Series 2015-GC28, Class A4	3.136%		02/10/48	4,000	4,023,380
GS Mortgage Securities Trust, Series 2015-GC32, Class A3	3.498%		07/10/48	5,800	5,981,546
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	1,400	1,439,201
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920%		02/15/48	6,000	5,953,770
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class ASB	5.523%		05/12/45	399	401,296
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,863	1,906,525
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,695,539
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	3,900	3,932,822
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%		12/15/46	2,700	2,802,489
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,400	1,395,992
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865	%(b)	05/12/39	930	947,769
ML-CFC Commercial Mortgage Trust, Series 2006-1, Class AM	5.698	%(b)	02/12/39	530	535,115
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A4	6.062	%(b)	06/12/46	1,348	1,371,359
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A2	5.331%		03/12/51	1,678	1,694,902
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	1,500	1,506,926
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	5,000	5,134,020
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	5.890	%(b)	10/15/42	1,117	1,119,577
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	133	133,001
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class AAB	5.444%		02/12/44	906	904,967
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,700	1,711,472
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	3,900	3,938,938
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	1,800	1,822,869
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4	5.900	%(b)	05/15/43	459	463,049
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	5.509%		04/15/47	4,500	4,592,070
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(b)	05/15/46	1,313	1,381,462

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A3	3.354%		09/15/57	6,000	6,059,586

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $146,058,202)					145,831,783

CORPORATE BONDS — 9.9%
Aerospace & Defense
United Technologies Corp., Sr. Unsec’d. Notes(a)	4.150%		05/15/45	355	344,457
United Technologies Corp., Sr. Unsec’d. Notes	4.500%		06/01/42	470	478,598

					823,055

Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	4.000%		01/31/24	1,500	1,553,430
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	46	73,556
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	254	410,566
Bunge Ltd. Finance Corp., Gtd. Notes	8.500%		06/15/19	985	1,176,810
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	2,050	2,048,985
Reynolds American, Inc., Gtd. Notes, 144A(a)	3.500%		08/04/16	465	472,321
Reynolds American, Inc., Gtd. Notes, 144A	8.125%		06/23/19	325	384,858

					6,120,526

Airlines — 0.2%
American Airlines, Inc. Pass-Through Trust, Pass-Through Certificates, Series 2015-1, Class A(a)	3.375%		05/01/27	3,260	3,196,430
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 1998-1, Class A	6.648%		09/15/17	68	70,263
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2009-2, Class A	7.250%		11/10/19	591	663,175
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-1, Class A	4.750%		01/12/21	657	689,533
Continental Airlines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2012-2, Class A	4.000%		10/29/24	650	661,284
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2007-1 Class A	6.821%		08/10/22	302	350,532
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2010-2, Class A	4.950%		05/23/19	482	508,977
Delta Air Lines, Inc., Pass-Through Trust, Pass-Through Certificates, Series 2011-1, Class A	5.300%		04/15/19	950	1,007,101

					7,147,295

Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	2,090	2,122,909
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	1,395	1,483,829
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	450	458,789
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	715	688,188

					4,753,715

Auto Parts & Equipment
Johnson Controls, Inc., Sr. Unsec’d. Notes	5.500%		01/15/16	245	248,308

Banks — 3.0%
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	3.875%		09/20/22	645	642,623
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(b)	07/29/49	2,200	2,299,000
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	2,155	2,458,053
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,075	1,158,575
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	780	774,036

Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	4.000%		04/01/24	975	1,003,574
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	3,820	3,993,397
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	200	220,376
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	870	887,334
Bank of America Corp., Sub. Notes	5.750%		08/15/16	1,775	1,838,664
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	2,000	1,960,130
Bank of America NA, Sub. Notes	5.300%		03/15/17	930	976,956
Bank of America NA, Sub. Notes(a)	6.000%		10/15/36	410	492,564
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	1,830	1,747,077
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	2,590	2,572,129
Citigroup, Inc., Jr. Sub. Notes(a)	5.950	%(b)	12/29/49	2,205	2,174,681
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	1,900	1,959,217
Citigroup, Inc., Sr. Unsec’d. Notes	3.953%		06/15/16	1,010	1,031,951
Citigroup, Inc., Sr. Unsec’d. Notes(a)	4.500%		01/14/22	2,450	2,649,886
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	710	1,021,048
Citigroup, Inc., Sr. Unsec’d. Notes	8.500%		05/22/19	1,895	2,287,942
Citigroup, Inc., Sub. Notes(a)	4.450%		09/29/27	1,965	1,954,403
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	1,270	1,269,740
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	970	982,128
Discover Bank, Sub. Notes	7.000%		04/15/20	570	660,843
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(b)	12/29/49	2,215	2,163,778
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	4,100	4,035,048
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		02/07/16	2,000	2,019,152
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.250%		07/27/21	2,055	2,291,820
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	3,620	4,154,634
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	270	325,577
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	1,190	1,249,775
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	104	124,063
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	1,910	2,108,268
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	1,025	1,134,983
Huntington Bancshares, Inc., Sub. Notes(a)	7.000%		12/15/20	170	200,683
Intesa Sanpaolo SpA (Italy), Gtd. Notes	3.125%		01/15/16	1,395	1,402,543
JPMorgan Chase & Co., Jr. Sub. Notes(a)	6.100	%(b)	10/29/49	1,275	1,266,713
JPMorgan Chase & Co., Jr. Sub. Notes(a)	7.900	%(b)	04/29/49	2,000	2,077,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20	2,930	3,140,670
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	3,775	3,738,926
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	515	516,544
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%		02/06/12	1,715	175,788
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875%		05/02/18	700	73,500
Lloyds Bank PLC (United Kingdom), Gtd. Notes	6.375%		01/21/21	1,400	1,669,098
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	1,870	2,136,505
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	3,080	2,987,736
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	6.400%		08/28/17	20	21,704
Morgan Stanley, Jr. Sub. Notes	5.450	%(b)	07/29/49	840	826,988
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	940	962,780
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	1,400	1,596,666
Morgan Stanley, Sr. Unsec’d. Notes(a)	6.375%		07/24/42	780	958,380
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.450%		01/09/17	1,345	1,412,707
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		07/28/21	1,290	1,457,854
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	1,415	1,580,774
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	6.625%		04/01/18	105	116,921
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	3,825	3,844,683
MUFG Capital Finance 1 Ltd. (Japan), Gtd. Notes	6.346	%(b)	07/29/49	800	818,000
National City Corp., Sub. Notes	6.875%		05/15/19	3,370	3,884,919
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.875%		09/17/18	2,110	2,113,266
People’s United Bank, Sub. Notes	4.000%		07/15/24	465	465,442
PNC Bank NA, Sub. Notes	3.800%		07/25/23	270	278,828
PNC Funding Corp., Gtd. Notes	6.700%		06/10/19	440	512,136
Royal Bank of Canada (Canada), Covered Notes	2.200%		09/23/19	6,135	6,234,657

Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/10/19	1,210	1,218,189
Toronto-Dominion Bank (The) (Canada), Covered Notes, 144A	1.950%	04/02/20	4,140	4,142,766
US Bancorp, Sub. Notes, MTN(a)	2.950%	07/15/22	1,120	1,114,241

				111,571,532

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%	11/15/39	1,285	1,856,150
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes(a)	8.200%	01/15/39	250	351,650
Constellation Brands, Inc., Gtd. Notes	4.250%	05/01/23	1,400	1,394,750

				3,602,550

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41	1,640	1,685,505
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%	02/01/25	1,460	1,470,372
Gilead Sciences, Inc., Sr. Unsec’d. Notes	5.650%	12/01/41	185	208,870

				3,364,747

Building Materials — 0.1%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $1,423,250; purchased 10/27/14-02/11/15)(c)(e)	5.375%	11/15/24	1,400	1,382,500
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22	775	785,175

				2,167,675

Chemicals — 0.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	3.150%	10/01/22	780	765,433
Celanese US Holdings LLC, Gtd. Notes(a)	5.875%	06/15/21	1,500	1,513,125
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	585	567,972
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	45	40,705
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	347	509,134
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	1,185	1,004,983
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	1,000	1,078,202
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	235	203,591
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	345	363,482
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	1,135	1,195,783
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	460	562,838

				7,805,248

Commercial Services — 0.1%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(c)(e)	6.375%	10/15/17	1,302	1,421,808
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $501,539; purchased 05/30/13)(c)(e)	6.700%	06/01/34	420	503,603
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(c)(e)	7.000%	10/15/37	380	472,542
United Rentals North America, Inc., Gtd. Notes(a)	7.375%	05/15/20	1,000	1,050,000

				3,447,953

Computers — 0.2%
Apple, Inc., Sr. Unsec’d. Notes	3.450%	02/09/45	890	753,455
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	3,925	3,922,802
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	735	734,059
Seagate HDD Cayman, Gtd. Notes	3.750%	11/15/18	605	618,937

				6,029,253

Containers & Packaging
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes(a)	4.500%		01/15/23	1,100	1,078,000

Diversified Financial Services — 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	775	761,438
American Express Co., Jr. Sub. Notes(a)	5.200	%(b)	05/29/49	605	599,132
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	2,213	2,155,210
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	5.300%		10/30/15	515	516,679
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	6.400%		10/02/17	330	359,809
Bear Stearns Cos. LLC, Sr. Unsec’d. Notes	7.250%		02/01/18	1,175	1,315,463
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	1,560	1,517,354
Discover Financial Services, Sr. Unsec’d. Notes	3.850%		11/21/22	900	891,393
General Electric Capital Corp., Gtd. Notes, MTN	5.875%		01/14/38	1,040	1,296,961
General Electric Capital Corp., Gtd. Notes, MTN	6.000%		08/07/19	920	1,064,030
General Electric Capital Corp., Gtd. Notes, MTN	6.875%		01/10/39	2,270	3,178,263
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	375	380,625
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	560	531,649
Navient LLC, Sr. Unsec’d. Notes, MTN	8.450%		06/15/18	240	246,749
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	820	824,100
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	2,700	2,669,449

					18,308,304

Diversified Machinery — 0.1%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	1,255	1,324,025
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,260	1,380,900

					2,704,925

Electric — 0.4%
Arizona Public Service Co., Sr. Unsec’d. Notes	6.250%		08/01/16	175	182,706
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	6.350%		10/01/36	550	701,908
Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes	6.125%		04/01/36	310	373,282
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	6.950%		03/15/33	590	787,999
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 09-C	5.500%		12/01/39	220	254,791
Duke Energy Carolinas LLC, First Mortgage	6.050%		04/15/38	550	689,928
Duke Energy Carolinas LLC, First Ref. Mortgage(a)	4.000%		09/30/42	570	560,652
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19	455	456,137
Dynegy, Inc., Gtd. Notes	7.375%		11/01/22	345	348,019
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35	670	808,216
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%		10/01/39	1,425	1,513,514
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%		07/15/44	355	365,788
Florida Power & Light Co., First Mortgage	5.950%		10/01/33	295	369,001
Iberdrola International BV (Spain), Gtd. Notes	6.750%		09/15/33	145	169,131
Nevada Power Co., Gen. Ref. Mtge.	6.500%		05/15/18	1,260	1,409,868
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	4.881%		08/15/19	610	668,062
NiSource Finance Corp., Gtd. Notes	5.450%		09/15/20	350	393,497
Northeast Utilities, Sr. Unsec’d. Notes	4.500%		11/15/19	615	665,627
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	7.950%		05/15/18	140	159,172
Public Service Electric & Gas Co, Sr. Sec’d. Notes, MTN	5.800%		05/01/37	535	658,945
Southern California Edison Co., First Mortgage	3.600%		02/01/45	860	790,440
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.800%		09/15/41	480	496,030
Xcel Energy, Inc., Sr. Unsec’d. Notes	5.613%		04/01/17	199	210,798

					13,033,511

Engineering/Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $740,000; purchased 06/19/14)(c)(e)	5.250%		06/27/29	740	384,800

Entertainment
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%		11/01/18	1,000	1,007,500

Food
Kraft Heinz Foods Co., Gtd. Notes, 144A(a)	5.000%		07/15/35	815	851,340
Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16	735	755,173

					1,606,513

Forest & Paper Products — 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $288,298; purchased 10/27/10)(c)(e)	5.400%		11/01/20	290	324,962
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41	1,595	1,717,198
International Paper Co., Sr. Unsec’d. Notes	7.950%		06/15/18	510	590,443
Rock-Tenn Co., Gtd. Notes	4.900%		03/01/22	800	868,077

					3,500,680

Healthcare-Products — 0.3%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%		12/15/24	1,025	1,043,469
Medtronic, Inc., Gtd. Notes	3.500%		03/15/25	3,205	3,270,203
Medtronic, Inc., Gtd. Notes	4.375%		03/15/35	1,355	1,369,760
St Jude Medical, Inc., Sr. Unsec’d. Notes	2.000%		09/15/18	4,910	4,921,489

					10,604,921

Healthcare-Services — 0.5%
Aetna, Inc., Sr. Unsec’d. Notes	6.625%		06/15/36	515	639,562
Aetna, Inc., Sr. Unsec’d. Notes	6.750%		12/15/37	1,380	1,716,415
Anthem, Inc., Sr. Unsec’d. Notes	4.625%		05/15/42	390	384,278
Anthem, Inc., Sr. Unsec’d. Notes	4.650%		01/15/43	360	353,043
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%		08/15/18	1,100	1,124,750
Cigna Corp., Sr. Unsec’d. Notes	5.875%		03/15/41	650	754,124
Cigna Corp., Sr. Unsec’d. Notes	6.150%		11/15/36	670	766,270
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%		10/15/20	1,665	1,660,837
HCA, Inc., Sr. Sec’d. Notes	4.250%		10/15/19	555	560,550
HCA, Inc., Sr. Sec’d. Notes	5.000%		03/15/24	1,100	1,102,750
HCA, Inc., Sr. Sec’d. Notes	5.250%		04/15/25	400	408,500
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%		02/01/22	190	189,116
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	5.625%		12/15/15	580	584,780
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024%		08/01/45	445	420,826
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.875%		09/29/21	5,305	5,427,736
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%		10/15/42	720	678,362
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%		06/15/17	195	210,501
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%		11/15/37	420	540,081

					17,522,481

Home Builders
D.R. Horton, Inc., Gtd. Notes(a)	3.625%		02/15/18	450	456,188

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	6.250%		04/15/18	1,700	1,868,730

Insurance — 0.8%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	525	583,380
Allstate Corp. (The), Sr. Unsec’d. Notes	4.500%		06/15/43	150	150,857
American International Group, Inc., Sr. Unsec’d. Notes(a)	4.500%		07/16/44	1,980	1,944,160
Aon Corp., Gtd. Notes	3.125%		05/27/16	2,655	2,692,595
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	1,030	1,163,909
Chubb Corp. (The), Jr. Sub. Notes	6.375	%(b)	04/15/37	1,300	1,282,125
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	5.125%		04/15/22	755	837,266
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	365	433,783

Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	7.000%		03/15/34	850	1,054,531
Lincoln National Corp., Jr. Sub. Notes(a)	6.050	%(b)	04/20/67	260	218,400
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	1,272	1,538,385
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	705	905,923
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	605	738,966
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	200	203,184
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	835	973,325
MetLife, Inc., Sr. Unsec’d. Notes	6.375%		06/15/34	400	495,290
New York Life Global Funding, Sec’d. Notes, 144A	1.950%		02/11/20	3,030	3,015,480
New York Life Insurance Co., Sub. Notes, 144A	6.750%		11/15/39	660	861,869
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(b)	10/16/44	1,925	1,982,750
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	370	450,551
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	680	780,145
Pacific Life Insurance Co., Sub. Notes, 144A	9.250%		06/15/39	910	1,356,510
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	130	127,949
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(b)	06/15/37	735	742,350
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	710	635,002
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	1,450	1,815,590
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	4.300%		08/25/45	885	885,885
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	350	393,709
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%		08/15/19	460	520,943

					28,784,812

Lodging — 0.2%
Choice Hotels International, Inc., Gtd. Notes	5.750%		07/01/22	1,000	1,067,500
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	580	592,853
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	980	981,912
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%		05/15/18	2,800	3,104,805
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	490	490,674
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A(a)	5.500%		03/01/25	1,125	964,688

					7,202,432

Media — 0.4%
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	515	582,369
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	90	109,978
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	1,000	1,042,500
CBS Corp., Gtd. Notes	4.850%		07/01/42	155	142,372
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(a)	5.375%		05/01/25	880	801,900
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%		10/23/35	875	885,279
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	1,050	1,059,292
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	280	279,176
Comcast Cable Communications Holdings, Inc., Gtd. Notes	9.455%		11/15/22	255	355,817
Comcast Corp., Gtd. Notes	6.400%		05/15/38	530	663,894
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%		03/15/42	860	808,126
DISH DBS Corp., Gtd. Notes	7.125%		02/01/16	1,000	1,007,500
Historic TW, Inc., Gtd. Notes	9.150%		02/01/23	505	665,257
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	1,300	1,372,956
Time Warner Cable, Inc., Gtd. Notes	5.850%		05/01/17	1,710	1,809,767
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40	210	241,276
Time Warner, Inc., Gtd. Notes	6.250%		03/29/41	1,465	1,687,282
Time Warner, Inc., Gtd. Notes	7.625%		04/15/31	90	114,926

Viacom, Inc., Sr. Unsec’d. Notes(a)	4.500%		02/27/42	50	37,754
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43	200	159,692
Viacom, Inc., Sr. Unsec’d. Notes	5.850%		09/01/43	425	393,448
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22	1,040	1,024,400

					15,244,961

Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000%		09/30/43	920	930,536
Glencore Finance Canada Ltd. (Switzerland), Gtd. Notes, 144A	2.050%		10/23/15	1,110	1,108,890
Newmont Mining Corp., Gtd. Notes	6.250%		10/01/39	35	31,662
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	5.875%		04/23/45	530	430,280
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	7.500%		07/27/35	425	412,437

					2,913,805

Miscellaneous Manufacturing — 0.1%
Actuant Corp., Gtd. Notes	5.625%		06/15/22	1,205	1,201,988
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42	190	187,441
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44	280	290,163
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	1,300	1,303,250
SPX FLOW, Inc., Gtd. Notes	6.875%		09/01/17	950	997,500

					3,980,342

Oil & Gas — 0.4%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.677	%(f)	10/10/36	2,000	760,000
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%		09/15/17	1,195	1,289,560
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36	325	357,546
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950%		06/15/19	250	282,128
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31	1,700	2,080,032
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%		11/01/43	65	63,894
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900%		04/01/35	1,020	963,828
Helmerich & Payne International Drilling Co., Gtd. Notes(a)	4.650%		03/15/25	1,995	1,986,004
Nabors Industries, Inc., Gtd. Notes(a)	4.625%		09/15/21	1,070	971,257
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19	460	170,200
Phillips 66, Gtd. Notes	2.950%		05/01/17	490	501,291
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18	1,500	1,645,819
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22	550	600,150
Shell International Finance BV (Netherlands), Gtd. Notes	3.250%		05/11/25	3,155	3,119,841

					14,791,550

Oil & Gas Services — 0.1%
Cameron International Corp., Sr. Unsec’d. Notes	4.500%		06/01/21	2,200	2,353,872

Pharmaceuticals — 0.3%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	1,175	1,158,864
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	1,910	1,843,733
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	1,000	966,039
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	1,615	1,485,898
Actavis Funding SCS, Gtd. Notes(a)	4.750%		03/15/45	595	540,233
Actavis, Inc., Gtd. Notes	6.125%		08/15/19	445	500,552
Merck & Co, Inc., Sr. Unsec’d. Notes	2.750%		02/10/25	420	408,803
Merck & Co, Inc., Sr. Unsec’d. Notes	3.700%		02/10/45	1,380	1,266,142
Mylan, Inc., Gtd. Notes	1.800%		06/24/16	425	424,228
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%		05/06/44	1,325	1,422,833
Wyeth LLC, Gtd. Notes	6.450%		02/01/24	60	74,349
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%		02/01/43	120	107,517

					10,199,191

Pipelines — 0.2%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,575	1,525,942
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	675	674,027
Energy Transfer Partners LP, Sr. Unsec’d. Notes(a)	4.900%	03/15/35	250	201,942
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150%	03/15/45	620	483,650
EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	4.150%	06/01/25	820	752,195
Enterprise Products Operating LLC, Gtd. Notes(a)	3.750%	02/15/25	1,345	1,281,808
Kinder Morgan Energy Partners LP, Gtd. Notes	5.950%	02/15/18	510	546,021
MPLX LP, Sr. Unsec’d. Notes	4.000%	02/15/25	1,430	1,311,684
ONEOK Partners LP, Gtd. Notes	6.650%	10/01/36	145	144,629

				6,921,898

Real Estate
ProLogis LP, Gtd. Notes	6.875%	03/15/20	72	83,705

Real Estate Investment Trusts (REITs) — 0.2%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	7.750%	08/15/19	765	886,187
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	715	717,591
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	295	300,590
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	230	236,401
Simon Property Group LP, Sr. Unsec’d. Notes	6.125%	05/30/18	3,080	3,403,877

				5,544,646

Retail — 0.1%
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	650	682,026
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	820	881,461
CVS Health Corp., Sr. Unsec’d. Notes(a)	5.300%	12/05/43	225	248,250
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.400%	03/15/45	755	780,404
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	1,450	1,533,375
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	6.500%	03/15/29	385	486,359
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22	360	366,575
Target Corp., Sr. Unsec’d. Notes	3.500%	07/01/24	345	360,165

				5,338,615

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22	1,455	1,449,692

Software — 0.1%
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22	3,085	3,077,219
Microsoft Corp., Sr. Unsec’d. Notes(a)	2.700%	02/12/25	1,380	1,352,272
Oracle Corp., Sr. Unsec’d. Notes	4.300%	07/08/34	920	922,394

				5,351,885

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	6.125%	03/30/40	480	527,539
AT&T Corp., Gtd. Notes	8.250%	11/15/31	7	9,326
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	3,460	3,302,556
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	430	393,371
AT&T, Inc., Sr. Unsec’d. Notes(a)	4.750%	05/15/46	875	801,760
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44	1,000	924,497
AT&T, Inc., Sr. Unsec’d. Notes	5.350%	09/01/40	815	805,081
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes(a)	9.625%	12/15/30	400	596,468
Embarq Corp., Sr. Unsec’d. Notes (original cost $367,380; purchased 05/04/11-05/11/11)(c)(e)	7.082%	06/01/16	325	333,798
Embarq Corp., Sr. Unsec’d. Notes (original cost $479,966; purchased 05/12/06)(c)(e)	7.995%	06/01/36	480	495,149
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	3.500%	11/01/24	1,270	1,248,677
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	4.522%	09/15/48	1,355	1,190,758
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	2,056	1,770,422
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46	1,256	1,177,767

Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54	3,127	2,846,020
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.350%	04/01/19	3,165	3,606,166

				20,029,355

Transportation
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	6.700%	08/01/28	670	835,290
CSX Corp., Sr. Unsec’d. Notes	6.150%	05/01/37	715	845,831
Norfolk Southern Corp., Sr. Unsec’d. Notes	5.590%	05/17/25	100	115,529

				1,796,650

Trucking — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $1,887,203; purchased 09/24/12)(c)(e)	2.500%	03/15/16	1,890	1,901,540

TOTAL CORPORATE BONDS (cost $355,363,314)				363,047,361

FOREIGN AGENCIES — 0.7%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24	800	812,924
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	645	653,121
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	06/29/20	400	447,711
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	930	1,026,488
Hashemite Kingdom of Jordan Government USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%	10/30/20	1,378	1,433,575
KFW (Germany), Gov’t. Gtd. Notes, GMTN	2.750%	10/01/20	3,525	3,724,610
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A(a)	1.125%	05/23/18	3,158	3,162,339
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	6.625%	06/15/35	1,624	1,522,500
Pemex Project Funding Master Trust (Mexico), Sr. Unsec’d. Notes	8.625%	12/01/23	350	413,525
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	1,665	1,598,400
Petroleos Mexicanos (Mexico), Gtd. Notes	3.500%	01/30/23	970	873,000
Petroleos Mexicanos (Mexico), Gtd. Notes	4.875%	01/18/24	510	493,629
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21	2,730	2,870,458
Russian Agricultural Bank OJSC via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	1,030	1,040,424
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	1,620	1,619,577
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20	1,250	1,231,852
State Grid Overseas Investment 2014 Ltd. (China), Gtd. Notes, 144A	2.750%	05/07/19	665	675,707

TOTAL FOREIGN AGENCIES (cost $23,950,434)				23,599,840

MUNICIPAL BONDS — 0.4%
California — 0.1%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263%	04/01/49	1,325	1,761,587
State of California, GO, BABs	7.300%	10/01/39	1,270	1,756,232
State of California, GO, BABs	7.500%	04/01/34	475	666,093
State of California, GO, BABs	7.550%	04/01/39	245	354,086
State of California, GO, BABs	7.625%	03/01/40	215	308,925

				4,846,923

Colorado
Regional Transportation District, Revenue Bonds, Series 2010-B, BABs	5.844%	11/01/50	680	877,554

Illinois — 0.1%
Chicago O’Hare International Airport, Revenue Bonds, BABs	6.395%	01/01/40	1,030	1,273,863

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	1,070	1,479,575

New York — 0.1%
New York City Transitional Finance Authority, Revenue Bonds, BABs	5.767%	08/01/36	1,130	1,365,650

Ohio
Ohio State University (The), Revenue Bonds, BABs	4.910%	06/01/40	455	518,249
Ohio State Water Development Authority, Revenue Bonds, BABs	4.879%	12/01/34	300	338,460

				856,709

Oregon
Oregon State Department of Transportation Highway, Revenue Bonds, Series A, BABs	5.834%	11/15/34	445	561,479

Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	5.511%	12/01/45	550	638,495

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds, BABs	6.731%	07/01/43	1,000	1,258,230

TOTAL MUNICIPAL BONDS (cost $10,340,304)				13,158,478

SOVEREIGN BONDS — 0.4%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes(a)	4.250%	01/07/25	3,275	2,865,625
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000%	02/26/24	1,475	1,429,275
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.000%	03/25/19	580	601,750
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	4.875%	05/05/21	1,120	1,156,369
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	03/13/20	1,135	1,236,904
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.875%	01/15/24	950	1,005,772
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.625%	03/15/22	700	706,300
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44	1,006	917,975
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25	600	580,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.000%	09/22/24	515	507,919
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	5.200%	01/30/20	620	668,825
Province of British Columbia (Canada), Sr. Unsec’d. Notes	2.000%	10/23/22	1,620	1,613,993
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%	01/22/44	400	465,000

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24	190	204,962
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes(a)	7.000%		06/05/20	1,710	1,889,550

TOTAL SOVEREIGN BONDS (cost $16,398,551)					15,850,719

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%
Federal Home Loan Bank(g)(h)	5.500%		07/15/36	1,080	1,428,082
Federal Home Loan Banks	1.830%		07/29/20	2,160	2,192,726
Federal Home Loan Mortgage Corp.(a)(g)	0.750%		01/12/18	685	684,426
Federal Home Loan Mortgage Corp.	2.236	%(b)	12/01/35	289	306,712
Federal Home Loan Mortgage Corp.(g)(h)	2.375%		01/13/22	6,020	6,200,052
Federal Home Loan Mortgage Corp.	2.375	%(b)	06/01/36	437	465,681
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	951	971,553
Federal Home Loan Mortgage Corp.(i)	3.000%		TBA	2,000	2,020,516
Federal Home Loan Mortgage Corp.(i)	3.000%		TBA	1,000	1,038,398
Federal Home Loan Mortgage Corp.	3.000%		10/01/28 - 01/01/43	4,693	4,849,141
Federal Home Loan Mortgage Corp.	3.000%		06/01/45	7,326	7,429,028
Federal Home Loan Mortgage Corp.(i)	3.500%		TBA	13,500	14,046,329
Federal Home Loan Mortgage Corp.	3.500%		12/01/25 - 06/01/42	3,257	3,443,762
Federal Home Loan Mortgage Corp.(i)	4.000%		TBA	12,000	12,774,044
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	4,641	4,961,174
Federal Home Loan Mortgage Corp.	4.500%		02/01/19 - 10/01/41	12,491	13,543,856
Federal Home Loan Mortgage Corp.	5.000%		07/01/18 - 06/01/39	3,498	3,798,576
Federal Home Loan Mortgage Corp.	5.500%		12/01/33 - 07/01/38	3,627	4,023,135
Federal Home Loan Mortgage Corp.	6.000%		03/01/32 - 08/01/39	1,808	2,044,814
Federal Home Loan Mortgage Corp.	7.000%		01/01/31 - 10/01/32	266	309,802
Federal National Mortgage Assoc.(a)(g)(h)	1.500%		06/22/20	4,435	4,434,996
Federal National Mortgage Assoc.	1.625%		01/21/20	225	227,320
Federal National Mortgage Assoc.	1.875%		02/19/19	230	235,320
Federal National Mortgage Assoc.	1.932	%(b)	07/01/33	275	289,629
Federal National Mortgage Assoc.	2.059	%(b)	06/01/37	138	138,863
Federal National Mortgage Assoc.(i)	2.500%		TBA	11,250	11,469,023
Federal National Mortgage Assoc.	2.500%		01/01/28 - 10/01/43	3,780	3,818,905
Federal National Mortgage Assoc.(i)	3.000%		TBA	3,000	3,033,984
Federal National Mortgage Assoc.(i)	3.000%		TBA	7,500	7,809,960
Federal National Mortgage Assoc.	3.000%		02/01/27 - 12/01/42	6,187	6,410,966
Federal National Mortgage Assoc.(i)	3.500%		TBA	75,500	78,590,188
Federal National Mortgage Assoc.	3.500%		07/01/27 - 03/01/43	36,819	38,571,703
Federal National Mortgage Assoc.(i)	4.000%		TBA	1,000	1,064,727
Federal National Mortgage Assoc.(i)	4.000%		TBA	11,250	12,000,150
Federal National Mortgage Assoc.	4.000%		09/01/44	7,160	7,642,572
Federal National Mortgage Assoc.	4.500%		11/01/18 - 05/01/44	10,082	10,998,220

Federal National Mortgage Assoc.(i)	5.000%		TBA	7,000	7,712,715
Federal National Mortgage Assoc.	5.000%		10/01/18 - 02/01/36	3,645	4,016,649
Federal National Mortgage Assoc.	5.500%		03/01/16 - 08/01/37	5,448	6,113,591
Federal National Mortgage Assoc.	6.000%		09/01/17 - 05/01/38	4,761	5,397,156
Federal National Mortgage Assoc.	6.500%		07/01/17 - 09/01/37	1,799	2,092,329
Federal National Mortgage Assoc.	7.000%		02/01/32 - 07/01/32	197	230,580
Federal National Mortgage Assoc.	7.500%		05/01/32	19	18,648
Financing Corp., Strips Principal, Series A-P	1.283	%(f)	10/06/17	351	344,927
Financing Corp., Strips Principal, Series B-P	1.283	%(f)	10/06/17	555	545,068
Financing Corp., Strips Principal, Series D-P	1.668	%(f)	09/26/19	1,491	1,400,953
Government National Mortgage Assoc.	3.000%		08/20/45	7,982	8,156,740
Government National Mortgage Assoc.(i)	3.000%		TBA	1,500	1,530,674
Government National Mortgage Assoc.	3.000%		03/15/45	2,484	2,538,988
Government National Mortgage Assoc.(i)	3.500%		TBA	20,000	20,909,364
Government National Mortgage Assoc.(i)	3.500%		TBA	10,500	11,001,619
Government National Mortgage Assoc.	3.500%		05/20/43 - 04/20/45	3,778	3,965,868
Government National Mortgage Assoc.(i)	4.000%		TBA	10,500	11,186,809
Government National Mortgage Assoc.	4.000%		06/15/40 - 08/20/45	2,182	2,331,830
Government National Mortgage Assoc.(i)	4.500%		TBA	2,000	2,164,688
Government National Mortgage Assoc.(i)	4.500%		TBA	4,750	5,102,540
Government National Mortgage Assoc.	4.500%		04/15/40 - 02/20/41	6,373	6,927,750
Government National Mortgage Assoc.	5.000%		10/20/37	478	519,000
Government National Mortgage Assoc.	5.500%		11/15/32 - 02/15/36	2,297	2,600,677
Government National Mortgage Assoc.	6.000%		02/15/33 - 10/15/34	1,147	1,308,396
Government National Mortgage Assoc.	6.500%		10/15/23 - 07/15/35	1,343	1,561,405
Government National Mortgage Assoc.	8.000%		01/15/24 - 04/15/25	38	42,700
Hashemite Kingdom of Jordan Government AID Bond, U.S. Gov’t. Gtd. Notes	2.578%		06/30/22	5,450	5,630,738
Residual Funding Corp. Principal Strip, Bonds	1.824	%(f)	10/15/19	1,535	1,437,729
Residual Funding Corp. Principal Strip, Bonds	1.968	%(f)	07/15/20	4,236	3,897,107
Ukraine Government AID Bonds, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	5,045	5,114,207

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $392,117,142)					399,069,778

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds	2.750%		08/15/42 - 11/15/42	8,430	8,207,755
U.S. Treasury Bonds	2.875%		08/15/45	1,815	1,814,102
U.S. Treasury Bonds(a)	3.000%		05/15/45	4,105	4,200,889
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	37,284	37,043,479
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	3,019	2,940,921
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375%		01/15/20	6,136	6,438,620
U.S. Treasury Notes	0.625%		09/30/17	740	739,653
U.S. Treasury Notes	1.125%		12/31/19	22,075	21,947,958
U.S. Treasury Notes	1.375%		12/31/18	1,830	1,850,683
U.S. Treasury Notes(g)	1.500%		01/31/19	10,845	11,007,957
U.S. Treasury Notes	1.750%		09/30/22	5,850	5,846,952
U.S. Treasury Notes	2.125%		09/30/21	33,980	34,962,226
U.S. Treasury Notes	2.250%		03/31/21	110	114,202

U.S. Treasury Notes	3.125%		05/15/19 - 05/15/21	1,660	1,779,580
U.S. Treasury Notes	3.625%		02/15/20	4,545	4,993,051
U.S. Treasury Strips Coupon	2.183	%(f)	02/15/28	5,465	4,035,001
U.S. Treasury Strips Coupon	2.241	%(f)	05/15/28	2,735	2,002,258
U.S. Treasury Strips Coupon	2.280	%(f)	02/15/29	2,735	1,952,691
U.S. Treasury Strips Coupon	2.385	%(f)	05/15/29	5,640	3,991,795
U.S. Treasury Strips Principal	2.351	%(f)	05/15/43	3,320	1,439,243
U.S. Treasury Strips Principal	3.562	%(f)	05/15/44	5,485	2,307,238

TOTAL U.S. TREASURY OBLIGATIONS (cost $158,903,793)					159,616,254

TOTAL LONG-TERM INVESTMENTS (cost $3,198,766,458)					3,497,835,818

				Shares
SHORT-TERM INVESTMENTS — 13.1%
AFFILIATED MUTUAL FUNDS — 13.0%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $134,559,348)(j)				13,689,313	127,584,397
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $351,878,440; includes $88,277,488 of cash collateral for securities on loan)(j)(k)				351,878,440	351,878,440

TOTAL AFFILIATED MUTUAL FUNDS (cost $486,437,788)					479,462,837

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
10 Year U.S. Treasury Note Futures, expiring 10/23/15, Strike Price $127.50				33,200	487,625
10 Year U.S. Treasury Note Futures, expiring 10/23/15, Strike Price $130.50				33,200	46,687
Receive a fixed rate of .75% and pay a floating rate based on 3 month LIBOR, expiring 01/04/16			Citigroup Global Markets	42,500	10,809
Receive a fixed rate of 1.75% and pay a floating rate based on 3 month LIBOR, expiring 01/04/16			Citigroup Global Markets	42,500	657,534

					1,202,655

Put Options
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.13				466,750	11,669
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.38				466,750	11,669

					23,338

TOTAL OPTIONS PURCHASED (cost $929,634)					1,225,993

	Interest Rate		Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill(g) (cost $1,499,108)	0.141%(l)		03/03/16	1,500	1,499,832

TOTAL SHORT-TERM INVESTMENTS (cost $488,866,530)			482,188,662

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.1% (cost $3,687,632,988)			3,980,024,480

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options — (0.1)%
10 Year U.S. Treasury Note Futures, expiring 10/23/15, Strike Price $129.00		66,400	(352,750)
Receive a floating rate based on 3-month LIBOR and pay a fixed rate of 1.25%, expiring 01/04/16	Citigroup Global Markets	85,000	(266,153)

			(618,903)

Put Option
90 Day Euro Dollar, expiring 12/14/15, Strike Price $99.25		933,500	(23,337)

TOTAL OPTIONS WRITTEN (premiums received $552,206)			(642,240)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 108.0% (cost $3,687,080,782)			3,979,382,240
Liabilities in excess of other assets(m) — (8.0)%			(296,448,606)

NET ASSETS — 100.0%			$3,682,933,634

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $86,303,989; cash collateral of $88,277,488 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post maturity.
(e)	Indicates a restricted security; the aggregate original cost of the restricted securities is $7,364,067. The aggregate value of $7,220,702 is approximately 0.2% of net assets.
(f)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(g)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $194,250,000 is approximately 5.3% of net assets.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	Rate quoted represents yield-to-maturity as of purchase date.
(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
629	2 Year U.S. Treasury Notes	Dec. 2015	$137,506,594	$137,770,656	$264,062
934	5 Year U.S. Treasury Notes	Dec. 2015	111,809,467	112,561,594	752,127
126	10 Year U.S. Treasury Notes	Dec. 2015	16,133,248	16,220,531	87,283
2	ASX SPI 200 Index	Dec. 2015	175,567	175,721	154
11	MSCI EAFE Index Mini	Dec. 2015	940,086	907,225	(32,861)
254	U.S. Ultra Treasury Bonds	Dec. 2015	40,651,351	40,743,188	91,837

					1,162,602

	Short Position:
87	U.S. Long Bonds	Dec. 2015	13,514,569	13,688,906	(174,337)

					$988,265

(1)	U.S. Treasury Obligations with a combined market value of $1,499,832 have been segregated with Goldman Sachs & Co. and U.S. Government Agency securities and a U.S Treasury Obligation with a combined market value of $2,968,543 have been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC swap agreements:
3,158	05/17/18	0.989%	3 Month LIBOR(1)	$(16,883)	$—	$(16,883)	Credit Suisse First Boston Corp.

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation
Exchange-traded swap agreements:
13,190	09/04/20	1.585%	3 Month LIBOR(1)	$203	$(126,805)	$(127,008)
26,370	12/31/21	1.831%	3 Month LIBOR(1)	76,518	(370,218)	(446,736)
22,285	12/31/21	1.950%	3 Month LIBOR(1)	89,947	(472,808)	(562,755)
60,745	05/31/22	2.200%	3 Month LIBOR(1)	(59,173)	(2,117,489)	(2,058,316)
9,730	05/31/22	2.217%	3 Month LIBOR(1)	203	(349,678)	(349,881)
7,420	09/04/25	2.214%	3 Month LIBOR(1)	204	(140,561)	(140,765)

				$107,902	$(3,577,559)	$(3,685,461)

(1)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2015:

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation
Exchange-traded credit default swaps on credit indices—Buy Protection(1):
CDX.NA.IG.24.V1	06/20/20	1.000%	51,500	$(969,274)	$(261,194)	$708,080

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V5	12/20/16	5.000%	1,380	$53,912	$57,884	$(3,972)	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V5	12/20/16	5.000%	3,680	143,765	158,955	(15,190)	Deutsche Bank AG
CDX.NA.HY.17.V5	12/20/16	5.000%	5,060	197,677	221,726	(24,049)	Deutsche Bank AG

				$395,354	$438,565	$(43,211)

U.S. Government Agency Obligations with a market value of $5,373,717 has been segregated with Citigroup Global Markets to cover requirements for open interest rate and credit default exchange-traded swap contracts at September 30, 2015.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,061,311,864	$128,810,679	$—
Exchange Traded Funds	31,526	—	—
Preferred Stocks	565,180	74,672	—
Asset-Backed Securities
Collateralized Debt Obligation	—	383,757	—
Collateralized Loan Obligations	—	61,011,120	—
Non-Residential Mortgage-Backed Securities	—	36,104,783	5,260,250
Residential Mortgage-Backed Securities	—	56,487,983	—
Bank Loans	—	5,128,577	—
Collateralized Mortgage Obligations	—	22,491,214	—
Commercial Mortgage-Backed Securities	—	139,772,197	6,059,586
Corporate Bonds	—	363,047,361	—
Foreign Agencies	—	23,599,840	—
Municipal Bonds	—	13,158,478	—
Sovereign Bonds	—	15,850,719	—
U.S. Government Agency Obligations	—	399,069,778	—
U.S. Treasury Obligations	—	159,616,254	—
Affiliated Mutual Funds	479,462,837	—	—
Options Purchased	557,650	668,343	—
U.S. Treasury Obligation	—	1,499,832	—
Options Written	(376,087)	(266,153)	—
Other Financial Instruments*
Futures Contracts	988,265	—	—
OTC interest rate swap	—	(16,883)	—
Exchange-traded interest rate swaps	—	(3,685,461)	—
Exchange-traded credit default swap	—	708,080	—
OTC credit default swaps	—	395,354	—

Total	$2,542,541,235	$1,423,910,524	$11,319,836

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a summary of the fair value of the derivative instruments utilized by the Series as of September 30, 2015 categorized by risk exposure:

Derivative Fair Value at 9/30/15
Credit Contracts	$1,103,434
Equity Contracts	(32,707)
Interest Rate Contracts	(2,097,619)

Total	$(1,026,892)

Global Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 96.6%
Australia — 1.5%
AGL Energy Ltd.	60,000	$675,276
Arrium Ltd.	894,400	55,158
Asaleo Care Ltd.	733,400	924,123
Ausdrill Ltd.	123,200	26,089
Bendigo & Adelaide Bank Ltd.	93,400	652,754
Bradken Ltd.*	98,900	69,950
Challenger Ltd.	150,800	761,034
CSR Ltd.	573,300	1,171,025
Downer EDI Ltd.	182,200	430,811
Independence Group NL	114,300	204,568
Lend Lease Group	114,600	1,014,576
Macquarie Group Ltd.	76,900	4,167,617
Metcash Ltd.(a)	276,300	205,104
Mineral Resources Ltd.	49,900	145,641
Myer Holdings Ltd.(a)	971,300	602,963
National Australia Bank Ltd.	33,588	710,822
Pacific Brands Ltd.*	460,600	231,116
Primary Health Care Ltd.	139,400	372,943
Qantas Airways Ltd.*	412,800	1,083,758

		13,505,328

Austria — 0.2%
OMV AG	36,200	880,830
Voestalpine AG	34,900	1,199,957

		2,080,787

Belgium — 0.2%
AGFA-Gevaert NV*	86,100	311,323
Delhaize Group	21,500	1,905,784

		2,217,107

Canada — 2.1%
Alimentation Couche-Tard, Inc. (Class B Stock)	113,668	5,227,280
Brookfield Asset Management, Inc. (Class A Stock)	148,207	4,659,628
Canadian Natural Resources Ltd.	135,150	2,628,668
Canadian Pacific Railway Ltd.	27,750	3,984,067
Suncor Energy, Inc.	94,300	2,521,969

		19,021,612

China — 1.4%
Baidu, Inc., ADR*	12,982	1,783,857
China Overseas Land & Investment Ltd.	1,092,000	3,320,095
Lenovo Group Ltd.	2,268,000	1,917,340
NetEase, Inc., ADR	20,880	2,508,106
Poly Property Group Co. Ltd.	331,000	91,529
Shougang Fushan Resources Group Ltd.	1,160,000	144,356
Tencent Holdings Ltd.	151,500	2,553,773
Universal Health International Group Holding Ltd.	2,473,000	816,668

		13,135,724

Denmark — 0.7%
A.P. Moeller - Maersk A/S (Class B Stock)	400	616,593
Novo Nordisk A/S (Class B Stock)	87,741	4,734,905
TDC A/S	161,500	832,910

		6,184,408

Finland — 0.6%
Sampo OYJ (Class A Stock)	77,873	3,768,849
Tieto OYJ	25,300	639,056
UPM-Kymmene OYJ	57,300	860,119

		5,268,024

France — 3.9%
Alstom SA*(a)	26,800	828,959
Arkema SA	10,300	667,629
AXA SA	37,000	898,326
BNP Paribas SA	16,000	941,991
Cap Gemini SA	58,062	5,185,126
Cie Generale des Etablissements Michelin	12,000	1,097,939
CNP Assurances	46,700	648,893
Credit Agricole SA	78,500	903,754
Electricite de France SA	61,800	1,091,240
Hermes International	4,643	1,690,122
JCDecaux SA	56,422	2,051,005
Renault SA	12,300	887,484
Safran SA	34,075	2,562,168
Sanofi	36,700	3,493,862
SCOR SE	22,000	790,030
Societe Generale SA	26,500	1,184,318
Thales SA	24,500	1,708,271
Total SA	125,841	5,660,720
Valeo SA	22,833	3,100,214

		35,392,051

Germany — 2.7%
Allianz SE	9,800	1,539,519
Aurubis AG	14,200	903,786
BASF SE	13,500	1,032,531
Bayerische Motoren Werke AG	42,918	3,744,302
Continental AG	17,657	3,771,306
Daimler AG	34,500	2,511,720
Deutsche Bank AG	27,100	731,357
E.ON SE	46,000	394,748
Evonik Industries AG	36,500	1,222,121
Freenet AG	17,400	575,673
Hannover Rueck SE	9,800	1,003,830
Metro AG	29,200	807,907
Muenchener Rueckversicherungs AG	5,700	1,064,564
Rational AG	3,543	1,417,468
Rheinmetall AG	13,300	817,806
Rhoen-Klinikum AG	33,600	951,507
Stada Arzneimittel AG	21,000	752,774
Volkswagen AG	7,400	871,894
Wincor Nixdorf AG	13,000	511,097

		24,625,910

Hong Kong — 1.0%
AIA Group Ltd.	678,600	3,529,229
China Resources Cement Holdings Ltd.	1,173,000	536,964
CK Hutchison Holdings Ltd.	46,000	598,351
Huabao International Holdings Ltd.	1,045,000	331,980
Kingboard Chemical Holdings Ltd.	216,000	263,000
Lee & Man Paper Manufacturing Ltd.	2,152,000	1,092,084
Singamas Container Holdings Ltd.	2,676,000	347,071
Skyworth Digital Holdings Ltd.	1,072,000	729,635
Television Broadcasts Ltd.	253,400	845,617
Yue Yuen Industrial Holdings Ltd.	220,500	820,362

		9,094,293

India — 0.9%
HDFC Bank Ltd., ADR	94,620	5,780,336
Tata Motors Ltd., ADR*	92,713	2,086,042

		7,866,378

Ireland — 0.9%
Ryanair Holdings PLC, ADR	51,466	4,029,788
Smurfit Kappa Group PLC	35,200	948,364
XL Group PLC	93,202	3,385,097

		8,363,249

Israel — 1.2%
Bank Hapoalim BM	200,200	1,007,432
Check Point Software Technologies Ltd.*(a)	33,909	2,690,001
Elbit Systems Ltd.	11,400	842,725
Teva Pharmaceutical Industries Ltd.	16,300	921,180
Teva Pharmaceutical Industries Ltd., ADR	94,431	5,331,574

		10,792,912

Italy — 0.9%
Astaldi SpA	62,200	567,711
Enel SpA	302,800	1,351,098
Eni SpA	6,300	99,102
Intesa Sanpaolo SpA	1,461,400	5,162,715
Mediobanca SpA	115,000	1,131,461

		8,312,087

Japan — 9.4%
Aisan Industry Co. Ltd.	123,200	1,130,481
Alfresa Holdings Corp.	16,600	283,485
Alpine Electronics, Inc.	51,500	564,404
Aoyama Trading Co. Ltd.	22,600	797,174
Aozora Bank Ltd.	231,000	801,180
Asahi Kasei Corp.	76,000	535,910
Astellas Pharma, Inc.	238,100	3,081,986
Bank of Yokohama Ltd. (The)	121,000	735,441
Calsonic Kansei Corp.	105,000	788,477
Daihatsu Motor Co. Ltd.	60,500	699,829
Daikin Industries Ltd.	48,700	2,731,387
Enplas Corp.	18,500	636,894
FANUC Corp.	17,300	2,661,410
Fuji Heavy Industries Ltd.	112,074	4,032,926
Fujikura Ltd.	254,000	1,050,162
Fujitec Co. Ltd.	99,800	871,938
Heiwa Corp.	34,800	596,838
Hogy Medical Co. Ltd.	11,400	522,371
Hoya Corp.	84,200	2,757,710
Isuzu Motors Ltd.	64,500	647,711
ITOCHU Corp.	76,300	806,585
Japan Airlines Co. Ltd.	28,000	990,778
JX Holdings, Inc.	198,300	716,045
Kao Corp.	75,700	3,431,545
KDDI Corp.	38,600	863,988
Keihin Corp.	54,300	768,970
Keyence Corp.	5,800	2,590,154
Komori Corp.	62,700	647,184
Konica Minolta, Inc.	129,600	1,365,305
Kureha Corp.	255,000	917,753
KYORIN Holdings, Inc.	37,400	572,284
Kyowa Exeo Corp.	66,900	646,954
Makita Corp.	38,700	2,058,565

Marubeni Corp.	109,700	537,462
Mitsubishi Corp.	50,200	822,856
Mitsubishi Gas Chemical Co., Inc.	268,000	1,237,111
Mitsubishi UFJ Financial Group, Inc.	243,500	1,471,285
Mitsui & Co. Ltd.	59,300	666,502
Mizuho Financial Group, Inc.	597,700	1,118,059
Murata Manufacturing Co. Ltd.	21,700	2,803,087
Nippon Telegraph & Telephone Corp.	74,000	2,606,549
Nishi-Nippon City Bank Ltd. (The)	243,000	667,716
Nissan Motor Co. Ltd.	140,100	1,288,163
Nisshinbo Holdings, Inc.	81,000	913,491
Nitori Holdings Co. Ltd.	30,900	2,419,601
NTT DOCOMO, Inc.	62,400	1,052,504
ORIX Corp.	264,900	3,417,036
Otsuka Holdings Co. Ltd.	8,600	274,611
Resona Holdings, Inc.	416,800	2,123,699
Ricoh Co. Ltd.	66,500	671,179
Sankyu, Inc.	151,000	731,508
Sawai Pharmaceutical Co. Ltd.	4,100	238,549
Seino Holdings Co. Ltd.	52,600	548,783
Shimachu Co. Ltd.	30,700	672,603
Shimano, Inc.	22,300	3,133,057
SKY Perfect JSAT Holdings, Inc.	107,500	505,328
SMC Corp.	6,700	1,467,022
Sumitomo Corp.	84,300	815,216
Sumitomo Metal Mining Co. Ltd.	53,000	602,067
Sumitomo Mitsui Financial Group, Inc.	174,786	6,627,940
Toagosei Co. Ltd.	73,500	534,069
Toho Holdings Co. Ltd.	51,600	1,076,263
Towa Pharmaceutical Co. Ltd.	2,000	128,366
Toyo Tire & Rubber Co. Ltd.	35,200	761,927
Toyoda Gosei Co. Ltd.	33,200	652,540
Tsumura & Co.	22,900	497,945
Yokohama Rubber Co. Ltd. (The)	45,000	793,671

		86,181,589

Liechtenstein
Verwaltungs-und Privat-Bank AG	1,765	145,785

Netherlands — 2.6%
Aegon NV	95,000	544,746
ING Groep NV, CVA	58,400	825,495
Koninklijke Ahold NV	78,461	1,530,628
Koninklijke Philips NV	28,400	668,166
NN Group NV	68,800	1,975,068
NXP Semiconductors NV*	113,742	9,903,516
Royal Dutch Shell PLC (Class A Stock), ADR	49,750	2,357,653
Royal Dutch Shell PLC (Class A Stock)	87,734	2,081,046
Royal Dutch Shell PLC (Class B Stock)	148,700	3,516,039

		23,402,357

New Zealand — 0.2%
Air New Zealand Ltd.	737,900	1,161,117
Spark New Zealand Ltd.	439,900	840,647

		2,001,764

Norway — 0.5%
DNB ASA	50,500	657,226
Fred Olsen Energy ASA*	17,100	89,141
Marine Harvest ASA	61,000	776,041
Salmar ASA	71,200	1,125,546
Statoil ASA	49,600	723,123
Yara International ASA	23,200	925,510

		4,296,587

Singapore — 0.2%
DBS Group Holdings Ltd.	119,000	1,358,307
Wilmar International Ltd.	222,100	401,872

		1,760,179

South Africa — 0.9%
Aspen Pharmacare Holdings Ltd.	54,652	1,162,860
Bidvest Group Ltd. (The)	99,508	2,348,439
Discovery Ltd.	374,491	3,725,847
Mondi PLC	30,200	632,965

		7,870,111

South Korea — 0.4%
Samsung Electronics Co. Ltd.	3,434	3,294,764

Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	9,700	279,090
Amadeus IT Holding SA (Class A Stock)	71,564	3,066,189
Banco Santander SA	94,600	503,030
Ebro Foods SA	35,000	687,442
Gas Natural SDG SA	55,000	1,073,172
Iberdrola SA	150,200	1,000,821
Mapfre SA	555,700	1,453,074
Repsol SA	57,200	667,137

		8,729,955

Sweden — 1.2%
Atlas Copco AB (Class A Stock)	102,591	2,467,212
Boliden AB	60,800	952,016
Hexagon AB (Class B Stock)	75,694	2,312,570
Nordea Bank AB	149,400	1,666,784
Swedbank AB (Class A Stock)	40,800	902,510
Telefonaktiebolaget LM Ericsson (Class B Stock)	127,200	1,247,785
TeliaSonera AB	250,200	1,350,525

		10,899,402

Switzerland — 3.8%
ABB Ltd.	70,400	1,245,624
Actelion Ltd.*	32,525	4,133,797
Baloise Holding AG	12,700	1,455,471
Bucher Industries AG	5,600	1,204,023
Cembra Money Bank AG	18,100	1,070,392
Credit Suisse Group AG*	113,100	2,718,567
Geberit AG	9,567	2,926,695
Georg Fischer AG	1,700	963,518
Helvetia Holding AG	1,400	686,804
OC Oerlikon Corp. AG*	82,100	806,507
Oriflame Holding AG*(a)	13,600	168,661
Partners Group Holding AG	12,324	4,177,085
Swiss Life Holding AG*	7,800	1,739,909
Swiss Re AG	34,100	2,925,683
TE Connectivity Ltd.	45,300	2,713,017
UBS Group AG	47,400	876,337
Wolseley PLC	57,737	3,377,256
Zurich Insurance Group AG*	5,800	1,423,936

		34,613,282

United Kingdom — 7.2%
3i Group PLC	120,600	851,902
Alent PLC	54	397
Anglo American PLC	47,800	399,277
ARM Holdings PLC	94,075	1,351,592
AstraZeneca PLC	12,200	773,704
Aviva PLC	129,800	887,773
BAE Systems PLC	344,400	2,334,541
Barclays PLC	410,800	1,520,280
Barratt Developments PLC	109,300	1,067,638
Beazley PLC	129,500	700,115
Bellway PLC	25,400	957,047
Berkeley Group Holdings PLC	20,500	1,037,717
Bovis Homes Group PLC	66,300	1,011,736
BP PLC	317,500	1,610,791
BT Group PLC	141,300	899,307
Carillion PLC	145,900	667,808
Centrica PLC	220,400	765,673
Compass Group PLC	358,396	5,724,602
Crest Nicholson Holdings PLC	143,814	1,244,843
Debenhams PLC	301,400	360,737
DS Smith PLC	63,600	379,935
GlaxoSmithKline PLC	52,400	1,005,757
Home Retail Group PLC	163,800	337,454
HSBC Holdings PLC	167,100	1,260,551
IG Group Holdings PLC	218,757	2,549,485
Imperial Tobacco Group PLC	8,500	439,438
InterContinental Hotels Group PLC	75,549	2,617,343
Intermediate Capital Group PLC	93,257	729,438
Interserve PLC	82,200	717,141
J. Sainsbury PLC	513,000	2,028,834
Keller Group PLC	48,200	630,434
Lloyds Banking Group PLC	1,133,000	1,289,872
Man Group PLC	444,300	1,031,328
Mitie Group PLC	247,100	1,141,543
National Express Group PLC	263,500	1,135,236
Old Mutual PLC	282,100	808,457
Petrofac Ltd.	60,000	698,786
Premier Foods PLC*	357,756	173,182
Prudential PLC	163,269	3,444,398
QinetiQ Group PLC	269,900	922,212
Reckitt Benckiser Group PLC	47,856	4,339,846
Relx PLC	248,568	4,263,285
Rio Tinto Ltd.	18,500	636,484
St. James’s Place PLC	190,413	2,450,636
Tate & Lyle PLC	81,200	723,547
Vesuvius PLC	81,100	433,675
WM Morrison Supermarkets PLC	452,000	1,137,434
WPP PLC	208,869	4,348,435

		65,841,646

United States — 51.1%
3M Co.	7,525	1,066,819
AbbVie, Inc.	36,500	1,985,965
AES Corp.	377,700	3,697,683
Aetna, Inc.	6,950	760,400
Akamai Technologies, Inc.*	54,886	3,790,427
Alexion Pharmaceuticals, Inc.*	28,986	4,533,121
Allstate Corp. (The)	33,150	1,930,656
Amazon.com, Inc.*	22,489	11,511,894
American Express Co.	41,650	3,087,514
Ameriprise Financial, Inc.	22,450	2,449,968
Amgen, Inc.	22,150	3,063,788

Amphenol Corp. (Class A Stock)	146,196	7,450,148
ANSYS, Inc.*	54,298	4,785,826
Apache Corp.	65,750	2,574,770
Apple, Inc.	72,972	8,048,812
AT&T, Inc.	64,100	2,088,378
Baker Hughes, Inc.	21,750	1,131,870
Bank of America Corp.	401,000	6,247,580
Bank of New York Mellon Corp. (The)	123,500	4,835,025
Baxalta, Inc.	57,500	1,811,825
Boeing Co. (The)	29,850	3,908,857
Bristol-Myers Squibb Co.	125,682	7,440,374
Carnival Corp.	88,650	4,405,905
Celanese Corp., Series A	82,850	4,902,234
Charles Schwab Corp. (The)	362,519	10,353,543
Cisco Systems, Inc.	106,050	2,783,812
Citigroup, Inc.	40,950	2,031,530
Cognizant Technology Solutions Corp. (Class A Stock)*	120,846	7,566,168
Colfax Corp.*(a)	103,464	3,094,608
Comcast Corp. (Class A Stock)	66,900	3,805,272
Costco Wholesale Corp.	56,552	8,175,723
Danaher Corp.	106,351	9,062,169
DaVita HealthCare Partners, Inc.*	83,473	6,037,602
E.I. du Pont de Nemours & Co.	37,050	1,785,810
Ecolab, Inc.	70,929	7,782,330
Emerson Electric Co.(a)	11,650	514,581
Entergy Corp.	28,950	1,884,645
Estee Lauder Cos., Inc. (The) (Class A Stock)	108,449	8,749,665
Exelon Corp.	74,000	2,197,800
Express Scripts Holding Co.*	117,418	9,506,161
Exxon Mobil Corp.	44,650	3,319,727
Facebook, Inc. (Class A Stock)*	111,180	9,995,082
Fastenal Co.(a)	155,871	5,706,437
FirstEnergy Corp.	117,800	3,688,318
FleetCor Technologies, Inc.*	39,251	5,401,723
FMC Technologies, Inc.*	166,406	5,158,586
General Electric Co.	287,250	7,244,445
General Motors Co.	74,800	2,245,496
Genpact Ltd.*	260,483	6,150,004
Google, Inc. (Class A Stock)*	7,454	4,758,410
Google, Inc. (Class C Stock)*	7,564	4,602,089
Hess Corp.	49,700	2,487,982
Honeywell International, Inc.	29,250	2,769,682
Illinois Tool Works, Inc.	26,050	2,144,176
International Paper Co.	54,900	2,074,671
Intuitive Surgical, Inc.*	17,990	8,267,844
Invesco Ltd.	45,650	1,425,650
Johnson & Johnson	54,900	5,124,915
Johnson Controls, Inc.	63,600	2,630,496
JPMorgan Chase & Co.	157,700	9,614,969
Kohl’s Corp.	54,650	2,530,841
Las Vegas Sands Corp.	33,350	1,266,300
Loews Corp.	35,000	1,264,900
Lowe’s Cos., Inc.	64,250	4,428,110
Marsh & McLennan Cos., Inc.	95,600	4,992,232
Mattel, Inc.(a)	76,450	1,610,037
Mead Johnson Nutrition Co.	99,057	6,973,613
Medtronic PLC	62,371	4,175,115
Merck & Co., Inc.	99,950	4,936,530
MetLife, Inc.	98,850	4,660,777
Microsoft Corp.	153,450	6,791,697

Morgan Stanley	178,400	5,619,600
National Instruments Corp.	126,198	3,507,042
NetSuite, Inc.*(a)	37,414	3,139,035
News Corp. (Class A Stock)	65,200	822,824
NRG Energy, Inc.	64,350	955,598
Occidental Petroleum Corp.	54,500	3,605,175
PepsiCo, Inc.	39,650	3,738,995
Pfizer, Inc.	242,750	7,624,777
PG&E Corp.	132,000	6,969,600
Philip Morris International, Inc.	49,900	3,958,567
PNC Financial Services Group, Inc.	25,050	2,234,460
Procter & Gamble Co. (The)	54,700	3,935,118
QUALCOMM, Inc.	45,300	2,433,969
Raytheon Co.	22,750	2,485,665
salesforce.com, inc.*	112,539	7,813,583
SanDisk Corp.	21,750	1,181,678
Southwest Airlines Co.	130,600	4,968,024
Starbucks Corp.	209,156	11,888,427
Stericycle, Inc.*	68,852	9,591,772
T-Mobile U.S., Inc.*	41,500	1,652,115
Texas Instruments, Inc.	63,850	3,161,852
Thermo Fisher Scientific, Inc.	36,950	4,518,246
Time Warner, Inc.	29,550	2,031,563
TripAdvisor, Inc.*(a)	114,663	7,226,062
Twenty-First Century Fox (Class B Stock)	58,250	1,576,828
Tyco International PLC	69,250	2,317,105
Tyson Foods, Inc. (Class A Stock)	38,450	1,657,195
U.S. Bancorp	81,050	3,323,860
Under Armour, Inc. (Class A Stock)*	45,452	4,398,845
Union Pacific Corp.	12,150	1,074,182
United Technologies Corp.	37,800	3,363,822
Viacom, Inc. (Class B Stock)	23,700	1,022,655
Visa, Inc. (Class A Stock)	160,438	11,176,111
Vulcan Materials Co.	21,950	1,957,940
Wal-Mart Stores, Inc.	21,650	1,403,786
Wells Fargo & Co.	74,250	3,812,737
Western Union Co. (The)	74,900	1,375,164
Weyerhaeuser Co.	74,600	2,039,564

		466,845,653

TOTAL COMMON STOCKS (cost $811,858,228)		881,742,944

	Units
RIGHTS*
Germany
Rhoen-Klinikum AG, expiring 10/07/15 (cost $0)	33,600	751

TOTAL LONG-TERM INVESTMENTS (cost $811,858,228)		881,743,695

	Shares
SHORT-TERM INVESTMENT — 4.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $43,239,934; includes $15,518,893 of cash collateral for securities on loan)(b)(c)	43,239,934	43,239,934

TOTAL INVESTMENTS — 101.4% (cost $855,098,162)		924,983,629
Liabilities in excess of other assets — (1.4)%		(12,375,414)

NET ASSETS 100.0%		$912,608,215

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,929,406; cash collateral of $15,518,893 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$13,505,328	$—
Austria	—	2,080,787	—
Belgium	—	2,217,107	—
Canada	19,021,612	—	—
China	4,291,963	8,843,761	—
Denmark	—	6,184,408	—
Finland	—	5,268,024	—
France	—	35,392,051	—
Germany	—	24,625,910	—
Hong Kong	—	9,094,293	—
India	7,866,378	—	—
Ireland	7,414,885	948,364	—
Israel	8,021,575	2,771,337	—
Italy	—	8,312,087	—
Japan	636,894	85,544,695	—
Liechtenstein	145,785	—	—
Netherlands	13,086,664	10,315,693	—
New Zealand	—	2,001,764	—
Norway	—	4,296,587	—
Singapore	—	1,760,179	—
South Africa	—	7,870,111	—
South Korea	—	3,294,764	—
Spain	—	8,729,955	—
Sweden	—	10,899,402	—
Switzerland	2,881,678	31,731,604	—
United Kingdom	1,308,418	64,533,228	—
United States	466,845,653	—	—
Rights	751	—	—
Affiliated Money Market Mutual Fund	43,239,934	—	—

Total	$574,762,190	$350,221,439	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Banks	7.5%
Insurance	6.1
Pharmaceuticals	5.4
Affiliated Money Market Mutual Fund (including 1.7% of collateral for securities on loan)	4.8
Capital Markets	4.6
IT Services	4.5
Oil, Gas & Consumable Fuels	4.0
Internet Software & Services	3.3
Hotels, Restaurants & Leisure	2.8
Software	2.7
Industrial Conglomerates	2.6
Food & Staples Retailing	2.5
Electronic Equipment, Instruments & Components	2.4
Chemicals	2.4
Media	2.4
Aerospace & Defense	2.4
Health Care Providers & Services	2.1
Internet & Catalog Retail	2.1
Machinery	2.0
Automobiles	2.0
Technology Hardware, Storage & Peripherals	1.9
Health Care Equipment & Supplies	1.8
Auto Components	1.7
Commercial Services & Supplies	1.6
Semiconductors & Semiconductor Equipment	1.5
Trading Companies & Distributors	1.5
Biotechnology	1.4
Personal Products	1.4
Food Products	1.4
Airlines	1.2
Electric Utilities	1.1
Multi-Utilities	1.0
Real Estate Management & Development	0.9
Diversified Telecommunication Services	0.9
Specialty Retail	0.9
Household Products	0.9
Road & Rail	0.8
Energy Equipment & Services	0.8
Textiles, Apparel & Luxury Goods	0.8
Diversified Financial Services	0.7
Household Durables	0.7
Communications Equipment	0.7
Building Products	0.6
Leisure Products	0.6
Metals & Mining	0.5
Paper & Forest Products	0.5
Independent Power & Renewable Electricity Producers	0.5
Life Sciences Tools & Services	0.5

Tobacco	0.5
Wireless Telecommunication Services	0.5
Construction & Engineering	0.5
Consumer Finance	0.4
Beverages	0.4
Construction Materials	0.4
Electrical Equipment	0.4
Multiline Retail	0.4
Real Estate Investment Trusts (REITs)	0.2
Containers & Packaging	0.1
Gas Utilities	0.1
Marine	0.1

101.4
Liabilities in excess of other assets	(1.4)

100.0%

Government Income Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.3%
ASSET-BACKED SECURITIES — 6.4%
Collateralized Loan Obligations — 6.0%
Anchorage Capital CLO Ltd., Series 2014-5A, Class A, 144A	1.889%	(a)	10/15/26	750	$746,814
Ares CLO Ltd., Series 2014-31A, Class A1, 144A	1.765%	(a)	08/28/25	1,000	996,866
Babson CLO Ltd., Series 2013-IA, Class A, 144A	1.387%	(a)	04/20/25	1,750	1,732,026
Battalion CLO VII Ltd., Series 2014-7A, Class A1, 144A	1.889%	(a)	10/17/26	750	746,774
Battalion CLO VIII Ltd., Series 2015-8A, Class A1, 144A	1.816%	(a)	04/18/27	500	498,040
Blue Hill CLO Ltd., Series 2013-1A, Class A, 144A	1.769%	(a)	01/15/26	600	600,438
Flatiron CLO Ltd., Series 2013-1A, Class A1, 144A	1.689%	(a)	01/17/26	250	247,309
Galaxy CLO Ltd., Series 2014-18A, Class A, 144A	1.759%	(a)	10/15/26	3,250	3,221,686
Magnetite VIII Ltd., Series 2014-8A, Class A, 144A	1.769%	(a)	04/15/26	2,260	2,255,758
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1, 144A	1.759%	(a)	04/15/26	250	248,067
OZLM Funding Ltd., Series 2012-1A, Class A1R, 144A	1.815%	(a)	07/22/27	500	498,269
Shackleton CLO V Ltd., Series 2014-5A, Class A, 144A	1.811%	(a)	05/07/26	750	749,497
Shackleton II CLO Ltd., Series 2012-2A, Class A1, 144A	1.697%	(a)	10/20/23	500	499,159
Silver Spring Ltd., Series 2014-1A, Class A, 144A	1.739%	(a)	10/15/26	1,500	1,493,658
Sound Point CLO IX Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A	1.985%	(a)	07/20/27	750	746,851
Vibrant CLO Ltd., Series 2015-3A, Class A1, 144A	1.917%	(a)	04/20/26	1,500	1,494,519
Voya CLO Ltd., Series 2014-3A, Class A1, 144A	1.715%	(a)	07/25/26	3,000	2,988,095

					19,763,826

Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2496, Class PM	5.500%		09/15/17	188	193,722
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2501, Class MC	5.500%		09/15/17	50	51,495
Federal Home Loan Mortgage Corp., REMICS, Series 2002-2513, Class HC	5.000%		10/15/17	345	354,331
Federal National Mortgage Assoc., REMICS, Series 2002-57, Class ND	5.500%		09/25/17	58	59,984
Merrill Lynch Mortgage Investors, Inc., Series 2003-E, Class A1	0.815%	(a)	10/25/28	42	39,712
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.560%	(a)	02/25/34	185	184,226

					883,470

Non-Residential Mortgage-Backed Securities — 0.1%
Small Business Administration Participation Certificates, Series 1996-20J, Class 1	7.200%		10/01/16	164	168,118
Small Business Administration Participation Certificates, Series 1997-20A, Class 1, Gov’t Gtd.	7.150%		01/01/17	89	91,736
Small Business Administration Participation Certificates, Series 1997-20G, Class 1	6.850%		07/01/17	65	67,053
Small Business Administration Participation Certificates, Series 1998-20I, Class 1	6.000%		09/01/18	198	209,534

					536,441

TOTAL ASSET-BACKED SECURITIES (cost $21,177,022)					21,183,737

COMMERCIAL MORTGAGE-BACKED SECURITIES — 25.4%
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM	5.675%		07/10/46	1,500	1,547,971
CD Commercial Mortgage Trust, Series 2007-CD4, Class A3	5.293%		12/11/49	168	168,816
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3	3.515%		09/10/58	700	717,859
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,623	1,668,420

Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	995,258
Commercial Mortgage Trust, Series 2005-GG5, Class AM	5.277	%(a)	04/10/37	543	543,145
Commercial Mortgage Trust, Series 2015-CR25, Class A3	3.505%		08/10/48	1,000	1,029,094
Commercial Mortgage Trust, Series 2015-CR4, Class A3	3.214%		08/10/55	1,600	1,639,694
Commercial Mortgage Trust, Series 2015-PC1, Class A4	3.620%		07/10/50	1,600	1,662,838
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AM	5.650	%(a)	02/15/39	200	201,262
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465%		09/25/24	550	546,280
Fannie Mae-Aces, Series 2015-M10, Class A2	3.092	%(a)	04/25/27	1,600	1,645,158
Fannie Mae-Aces, Series 2015-M3, Class AB2	2.625%		10/25/24	2,730	2,753,129
Federal National Mortgage Assoc., Series 2012-M13, Class A2	2.377%		05/25/22	1,850	1,877,759
Federal National Mortgage Assoc., Series 2012-M2, Class A2	2.717%		02/25/22	200	205,442
Federal National Mortgage Assoc., Series 2014-M2, Class A2	3.513	%(a)	12/25/23	2,650	2,860,145
Federal National Mortgage Assoc., Series 2015-M8, Class AB2	2.829%		01/25/25	1,600	1,635,859
FHLMC Multifamily Structured Pass-Through Certificates, Series K003, Class A5	5.085%		03/25/19	250	279,457
FHLMC Multifamily Structured Pass-Through Certificates, Series K004, Class A2	4.186%		08/25/19	4,825	5,280,929
FHLMC Multifamily Structured Pass-Through Certificates, Series K005, Class A2	4.317%		11/25/19	1,100	1,212,982
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, I/O	1.805	%(a)	06/25/20	18,529	1,081,802
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, I/O	1.863	%(a)	03/25/22	18,249	1,649,978
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, I/O	1.593	%(a)	05/25/22	9,162	718,262
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, I/O	1.629	%(a)	06/25/22	9,717	792,346
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class A2	2.573%		09/25/22	2,000	2,036,312
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, I/O	1.020	%(a)	10/25/22	27,465	1,403,646
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class A2	2.510%		11/25/22	3,600	3,642,638
FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.320	%(a)	02/25/23	3,600	3,825,616
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class A2	3.310	%(a)	05/25/23	2,730	2,895,086
FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2	3.060	%(a)	07/25/23	3,600	3,754,904
FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2	3.531	%(a)	07/25/23	5,200	5,590,203
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, I/O	1.726	%(a)	08/25/16	3,172	25,954
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, I/O	1.904	%(a)	05/25/19	8,237	447,711
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, I/O	1.824	%(a)	07/25/19	7,801	414,772
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	2.615%		01/25/23	1,800	1,830,834
FHLMC Multifamily Structured Pass-Through Certificates, Series-K044, Class A2	2.811%		01/25/25	3,200	3,230,253
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class A2	3.003%		01/15/47	1,700	1,763,702
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A3	3.322%		07/15/48	1,600	1,639,690
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A3	5.961	%(a)	06/15/49	792	797,766
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	1,700	1,695,133

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C23, Class A3	3.368%		09/15/47	1,700	1,756,977
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.865	%(a)	05/12/39	1,375	1,401,271
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	6.069	%(a)	06/12/46	250	256,400
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM	5.204%		12/12/49	1,500	1,555,749
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451%		07/15/50	1,600	1,642,886
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	1,300	1,308,772
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	5.416	%(a)	01/15/45	1,500	1,507,011
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM	5.466	%(a)	01/15/45	1,700	1,709,901
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	5.900	%(a)	05/15/43	2,000	2,028,870
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	%(a)	07/15/45	2,281	2,323,172
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	5.795	%(a)	07/15/45	1,000	1,027,960

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $83,465,316)					84,227,074

FOREIGN AGENCIES — 0.7%
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%		07/24/24	820	833,247
KFW, Gov’t. Gtd., GMTN	2.750%		10/01/20	1,320	1,394,748

TOTAL FOREIGN AGENCIES (cost $2,175,049)					2,227,995

U.S. GOVERNMENT AGENCY OBLIGATIONS — 54.8%
Federal Home Loan Banks, Bonds	1.830%		07/29/20	605	614,166
Federal Home Loan Mortgage Corp.(e)	0.750%		07/14/17	1,800	1,804,030
Federal Home Loan Mortgage Corp.(b)	0.750%		01/12/18	1,380	1,378,844
Federal Home Loan Mortgage Corp.	2.479	%(a)	05/01/34	360	380,853
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	951	971,553
Federal Home Loan Mortgage Corp.	3.000%		TBA	4,000	4,041,032
Federal Home Loan Mortgage Corp.	3.000%		TBA	1,500	1,557,597
Federal Home Loan Mortgage Corp.	3.000%		06/01/290 - 06/01/45	1,843	1,893,552
Federal Home Loan Mortgage Corp.	3.500%		08/01/26 - 01/01/27	841	891,820
Federal Home Loan Mortgage Corp.	4.000%		TBA	1,500	1,593,709
Federal Home Loan Mortgage Corp.	4.000%		06/01/26 - 12/01/40	3,062	3,271,342
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	2,954	3,212,895
Federal Home Loan Mortgage Corp.	5.000%		06/01/33 - 05/01/34	1,355	1,499,522
Federal Home Loan Mortgage Corp.	5.500%		05/01/370 - 05/01/38	817	904,447
Federal Home Loan Mortgage Corp.	6.000%		09/01/34 - 08/01/39	605	684,288
Federal Home Loan Mortgage Corp.	6.500%		09/01/32	93	107,298
Federal National Mortgage Assoc.	0.875%		05/21/18	580	579,651
Federal National Mortgage Assoc.(e)	1.500%		06/22/20	735	734,999
Federal National Mortgage Assoc.(b)(f)	1.625%		01/21/20	2,415	2,439,899
Federal National Mortgage Assoc.	1.875%		02/19/19	90	92,082
Federal National Mortgage Assoc.	2.094	%(a)	04/01/34	149	157,785
Federal National Mortgage Assoc.	2.276	%(a)	04/01/34	286	302,560
Federal National Mortgage Assoc.	2.290	%(a)	07/01/33	914	963,930
Federal National Mortgage Assoc.	2.350	%(a)	06/01/34	278	296,023
Federal National Mortgage Assoc.	2.500%		TBA	250	254,867

Federal National Mortgage Assoc.	2.518	%(a)	08/01/33	679	720,269
Federal National Mortgage Assoc.(e)	2.625%		09/06/24	850	870,446
Federal National Mortgage Assoc.	3.000%		TBA	6,250	6,508,300
Federal National Mortgage Assoc.	3.000%		TBA	500	506,719
Federal National Mortgage Assoc.	3.000%		TBA	8,500	8,596,289
Federal National Mortgage Assoc.	3.000%		08/01/28	1,877	1,960,090
Federal National Mortgage Assoc.	3.500%		TBA	49,500	51,526,017
Federal National Mortgage Assoc.	3.500%		03/01/27 - 06/01/39	1,414	1,489,659
Federal National Mortgage Assoc.(c)	4.000%		TBA	7,000	7,466,760
Federal National Mortgage Assoc.	4.000%		09/01/40 - 09/01/44	4,860	5,191,041
Federal National Mortgage Assoc.	4.500%		05/01/40	3,587	3,945,088
Federal National Mortgage Assoc.	5.000%		TBA	3,500	3,856,357
Federal National Mortgage Assoc.	5.000%		07/01/18 - 05/01/36	2,214	2,405,471
Federal National Mortgage Assoc.	5.500%		01/01/17 - 11/01/35	5,738	6,459,500
Federal National Mortgage Assoc.	6.000%		05/01/21 - 05/01/38	1,117	1,265,654
Federal National Mortgage Assoc.	6.500%		07/01/32 - 10/01/37	1,392	1,638,374
Federal National Mortgage Assoc.	7.000%		12/01/31 - 01/01/36	183	216,928
Federal National Mortgage Assoc.	8.000%		03/01/22 - 02/01/26	9	8,959
Federal National Mortgage Assoc.	9.000%		02/01/25 - 04/01/25	28	32,360
Financing Corp. Strips Principal, Series 4-P	1.390	%(d)	10/06/17	2,700	2,653,811
Financing Corp. Strips Principal, Series D-P	2.224	%(d)	09/26/19	1,370	1,287,260
Government National Mortgage Assoc.	3.000%		TBA	500	510,225
Government National Mortgage Assoc.	3.000%		03/15/45	2,981	3,046,785
Government National Mortgage Assoc.	3.500%		TBA	8,000	8,363,746
Government National Mortgage Assoc.(c)	3.500%		TBA	4,500	4,714,979
Government National Mortgage Assoc.	3.500%		04/20/45 - 07/20/45	3,829	4,018,021
Government National Mortgage Assoc.	4.000%		TBA	2,500	2,663,526
Government National Mortgage Assoc.	4.000%		06/15/40 - 01/20/45	455	485,322
Government National Mortgage Assoc.	4.500%		TBA	2,000	2,164,688
Government National Mortgage Assoc.	4.500%		02/20/41 - 03/20/41	2,327	2,530,089
Government National Mortgage Assoc.	5.000%		07/15/33 - 04/15/34	756	844,822
Government National Mortgage Assoc.	5.500%		03/15/34 - 03/15/36	648	740,168
Government National Mortgage Assoc.	6.500%		07/15/32 - 08/15/32	213	250,731
Government National Mortgage Assoc.	7.000%		03/15/23 - 08/15/28	464	513,976
Government National Mortgage Assoc.	7.500%		12/15/25 - 02/15/26	70	78,919
Government National Mortgage Assoc.	8.500%		09/15/24 - 04/15/25	138	155,965
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes	2.503%		10/30/20	937	974,789
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes(b)	2.578%		06/30/22	1,520	1,570,408
Hashemite Kingdom of Jordan, USAID Bond, U.S. Gov’t. Gtd. Notes(b)	3.000%		06/30/25	1,040	1,073,118
Residual Funding Corp.Strips Principal, Sr. Unsec’d. Notes, PO	1.825	%(d)	10/15/19	2,745	2,571,052
Residual Funding Corp.Strips Principal, Sr. Unsec’d. Notes, PO	2.066	%(d)	07/15/20	1,545	1,421,395

Ukraine Government USAID Bonds, U.S. Gov’t. Gtd. Notes	1.847%		05/29/20	3,480	3,527,739

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $178,135,383)					181,454,559

U.S. TREASURY OBLIGATIONS — 13.0%
U.S. Treasury Bonds	2.000%		08/15/25	3,630	3,610,812
U.S. Treasury Bonds	2.750%		08/15/42 - 11/15/42	6,220	6,056,134
U.S. Treasury Bonds	2.875%		05/15/43 - 08/15/45	2,130	2,125,736
U.S. Treasury Bonds(b)	3.000%		05/15/45	920	941,490
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%		04/15/20	17,600	17,486,426
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375%		07/15/25	1,570	1,529,279
U.S. Treasury Strips Coupon	2.037	%(d)	02/15/22	2,280	2,036,795
U.S. Treasury Strips Coupon	2.184	%(d)	02/15/28	550	406,084
U.S. Treasury Strips Coupon	2.241	%(d)	05/15/28	275	201,324
U.S. Treasury Strips Coupon	2.280	%(d)	02/15/29	275	196,340
U.S. Treasury Strips Coupon	2.384	%(d)	05/15/29	565	399,887
U.S. Treasury Strips Coupon(f)	2.404	%(d)	08/15/21	3,370	3,045,432
U.S. Treasury Strips Coupon	4.138	%(d)	02/15/42	5,000	2,241,465
U.S. Treasury Strips Principal	2.351	%(d)	05/15/43	1,500	650,261
U.S. Treasury Strips Principal	3.371	%(d)	05/15/44	4,510	1,897,109
U.S. Treasury STRIPS, P/O	3.005%		11/15/44	715	296,118

TOTAL U.S. TREASURY OBLIGATIONS (cost $42,313,244)					43,120,692

TOTAL LONG-TERM INVESTMENTS (cost $327,266,014)					332,214,057

				Shares
SHORT-TERM INVESTMENTS — 32.4%
AFFILIATED MUTUAL FUNDS — 32.2%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $55,731,172)(g)				5,665,591	52,803,304
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $53,670,206; includes $4,778,509 of cash collateral for securities on loan)(g)(h)				53,670,206	53,670,206

TOTAL AFFILIATED MUTUAL FUNDS (cost $109,401,378)					106,473,510

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(i) — 0.2%
Call Options — 0.2%
10 Years U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $127.50				17,200	252,625
expiring 10/23/15, Strike Price $130.50				17,200	24,188
Receive a fixed rate of .75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16			Citibank Global Markets	23,880	6,073
Receive a fixed rate of 1.75% and pay a floating rate based on 3 Month LIBOR, expiring 01/04/16			Citibank Global Markets	23,880	369,457

					652,343

Put Options
90 Day Euro Dollar Futures, expiring 12/14/15, Strike Price $99.13		262,250	6,556
expiring 12/14/15, Strike Price $99.38		262,250	6,556

			13,112

TOTAL OPTIONS PURCHASED (cost $507,075)			665,455

TOTAL SHORT-TERM INVESTMENTS (cost $109,908,453)			107,138,965

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 132.7% (cost $437,174,467)			439,353,022

OPTIONS WRITTEN*(i) — (0.1)%
Call Options — (0.1)%
10 Years U.S. Treasury Notes Futures, expiring 10/23/15, Strike Price $129.00		34,400	(182,750)
Pay a fixed rate of 1.25% and receive a floating rate based on 3 Month LIBOR, expiring 01/04/16	Citibank Global Markets	47,760	(149,547)

			(332,297)

Put Option
90 Day Euro Dollar Futures, expiring 12/14/15, Strike Price $99.25		524,500	(13,112)

TOTAL OPTIONS WRITTEN (cost $300,779)			(345,409)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 132.6% (cost $436,873,688)			439,007,613
Liabilities in excess of other assets(j) — (32.6)%			(107,942,466)

NET ASSETS — 100.0%			$331,065,147

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-Income producing security.
#	Principal or notional amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,669,041; cash collateral of $4,778,509 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar principal amount of $11,500,000 is approximately 3.5% of net assets.
(d)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2015.
(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
180	2 Year U.S.Treasury Notes	Dec. 2015	$39,350,613	$39,425,625	$75,012
270	5 Year U.S.Treasury Notes	Dec. 2015	32,346,937	32,539,219	192,282
265	10 Year U.S. Treasury Notes	Dec. 2015	33,777,274	34,114,609	337,335
33	U.S. Long Bonds	Dec. 2015	5,098,361	5,192,344	93,983

					698,612

	Short Position:
29	U.S. Ultra Treasury Bonds	Dec. 2015	4,645,332	4,651,781	(6,449)

					$692,163

(1)	The amount represents fair value of derivative instruments subject to interest contracts risk exposure as of September 30, 2015.
(2)	A U.S. Government Agency Obligation and a U.S. Treasury securities with a combined market value of $1,125,970 has been segregated with Citigroup Global Markets to cover requirements for open contracts at September 30, 2015.

Interest rate swap agreements outstanding at September 30, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
1,360	11/30/16	0.945%	3 Month LIBOR(1)	$(10,324)	$—	$(10,324)	Citigroup Global Markets
4,700	02/15/19	1.656%	3 Month LIBOR(1)	(98,716)	—	(98,716)	Citigroup Global Markets
4,700	02/15/19	1.794%	3 Month LIBOR(2)	121,108	—	121,108	JPMorgan Chase

				$12,068	$—	$12,068

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2015	Unrealized Appreciation (Depreciation)(3)
Exchange-traded swap agreements:
100	02/21/16	0.429%	3 Month LIBOR(1)	$150	$(20)	$(170)
3,300	09/04/20	1.585%	3 Month LIBOR(1)	164	(31,725)	(31,889)
7,855	09/17/21	2.358%	3 Month LIBOR(2)	197	358,592	358,395
10,555	12/31/21	1.831%	3 Month LIBOR(1)	17,669	(148,185)	(165,854)
16,300	12/31/21	1.950%	3 Month LIBOR(1)	47,095	(345,827)	(392,922)
5,100	01/13/22	2.351%	3 Month LIBOR(1)	181	(227,493)	(227,674)
4,850	01/13/22	2.480%	3 Month LIBOR(1)	179	(254,393)	(254,572)
1,710	01/22/22	2.467%	3 Month LIBOR(1)	160	(88,301)	(88,461)
33,655	05/31/22	2.200%	3 Month LIBOR(1)	(32,298)	(1,173,168)	(1,140,870)
5,470	05/31/22	2.217%	3 Month LIBOR(1)	179	(196,582)	(196,761)
8,720	12/20/23	2.932%	3 Month LIBOR(1)	220	(729,064)	(729,284)
11,725	08/18/24	2.750%	3 Month LIBOR(2)	168	808,190	808,022
5,290	09/17/24	2.732%	3 Month LIBOR(1)	111	(355,883)	(355,994)
1,860	09/04/25	2.214%	3 Month LIBOR(1)	163	(35,235)	(35,398)
230	09/17/29	3.070%	3 Month LIBOR(2)	11	22,988	22,977

				$34,349	$(2,396,106)	$(2,430,455)

A U.S. Government Agency obligations with a market value of $2,715,094 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate swap contracts at September 30, 2015.

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$19,763,826	$—
Collateralized Mortgage Obligations	—	883,470	—
Non-Residential Mortgage-Backed Securities	—	536,441	—
Commercial Mortgage-Backed Securities	—	84,227,074	—
Foreign Agencies	—	2,227,995	—
U.S. Government Agency Obligations	—	181,454,559	—
U.S. Treasury Obligations	—	43,120,692	—
Affiliated Mutual Funds	106,473,510	—	—
Options Purchased	289,925	375,530	—
Options Written	(195,862)	(149,547)	—
Other Financial Instruments*
Financial Futures Contracts	692,163	—	—
OTC interest rate swaps	—	12,068	—
Exchange-traded interest rate swaps	—	(2,430,455)	—

Total	$107,259,736	$330,021,653	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

High Yield Bond Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.8%
ASSET-BACKED SECURITIES — 0.4%
Collateralized Loan Obligations — 0.4%
Primus CLO II Ltd. (Cayman Islands), Series 2007-2A, Class A, 144A	0.521	%(a)	07/15/21	294	$288,757
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class D, 144A	4.571	%(a)	08/17/22	13,000	12,866,551

					13,155,308

Residential Mortgage-Backed Securities
Argent Securities, Inc./Asset-Backed Pass-Through Certificates, Series 2003-W8, Class M1	1.244	%(a)	12/25/33	95	90,179

TOTAL ASSET-BACKED SECURITIES (cost $11,986,061)					13,245,487

BANK LOANS(a) — 1.4%
Capital Goods — 0.1%
Neff Rental LLC	7.250%		06/09/21	4,415	4,083,996

Chemicals — 0.2%
Solenis International LP	7.750%		07/31/22	7,500	7,153,125

Energy - Other
American Energy Marcellus LLC	8.500%		08/04/21	3,675	392,001

Gaming — 0.2%
CCM Merger, Inc.	4.500%		08/06/21	3,917	3,902,564
Golden Nugget, Inc.	5.500%		11/21/19	1,429	1,431,608

					5,334,172

Healthcare & Pharmaceutical
Radnet Mgmt., Inc.	8.000%		03/25/21	1,000	971,250

Lodging — 0.1%
Four Seasons Holdings, Inc. (Canada)	6.250%		12/28/20	1,750	1,745,625

Technology — 0.8%
Evergreen Skills Lux Sarl (Luxembourg)	9.250%		04/28/22	16,200	13,716,005
Kronos, Inc.	9.750%		04/30/20	11,450	11,689,704

					25,405,709

TOTAL BANK LOANS (cost $51,108,854)					45,085,878

COLLATERALIZED MORTGAGE OBLIGATIONS
Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	2.569	%(a)	10/25/35	85	75,771
American Home Mortgage Assets Trust, Series 2006-4, Class 1A12	0.404	%(a)	10/25/46	36	23,969
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	2.034	%(a)	09/25/45	16	15,528
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	0.594	%(a)	05/25/35	33	24,871
Banc of America Funding Trust, Series 2006-B, Class 2A1	2.651	%(a)	03/20/36	102	87,452
Bear Stearns ARM Trust, Series 2005-10, Class A2	2.753	%(a)	10/25/35	38	38,227
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA	2.905	%(a)	09/25/37	70	63,203
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	2.675	%(a)	10/25/35	24	21,701

Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	2.603	%(a)	02/25/37	33	29,429
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	0.426	%(a)	07/20/46	29	21,712
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	0.384	%(a)	09/25/46	37	32,138
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	0.514	%(a)	03/25/35	85	74,437
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2, Class 1A5	6.000%		05/25/36	55	45,777
HarborView Mortgage Loan Trust, Series 2006-5, Class 2A1A	0.396	%(a)	07/19/46	45	26,902
HarborView Mortgage Loan Trust, Series 2006-7, Class 2A1B	0.466	%(a)	09/19/46	21	1,203
IndyMac INDX Mortgage Loan Trust, Series 2006-AR12, Class A1	0.384	%(a)	09/25/46	34	28,824
JP Morgan Mortgage Trust, Series 2007-S3, Class 1A96	6.000%		08/25/37	26	23,864
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	0.404	%(a)	04/25/46	23	17,282
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	5.500	%(a)	02/25/36	170	135,389
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	0.524	%(a)	03/25/37	149	50,626
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	6.000%		05/25/37	52	45,327
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1	0.384	%(a)	07/25/46	46	36,163
SunTrust Alternative Loan Trust, Series 2006-1F, Class 3A	0.544	%(a)	04/25/36	102	41,060
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 2A3	2.294	%(a)	02/25/37	28	25,261
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 4A1	2.387	%(a)	02/25/37	34	30,404
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-OA3, Class 2A1A	0.959	%(a)	04/25/47	39	33,132

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $927,259)					1,049,652

CORPORATE BONDS — 93.9%
Advertising — 0.4%
Acosta, Inc., Sr. Unsec’d. Notes, 144A(b)	7.750%		10/01/22	13,150	12,443,188

Aerospace & Defense — 0.8%
Orbital ATK, Inc., Gtd. Notes	5.250%		10/01/21	2,965	3,002,063
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000%		07/15/23	6,925	6,855,750
TransDigm, Inc., Gtd. Notes	6.000%		07/15/22	6,550	6,107,875
TransDigm, Inc., Gtd. Notes	6.500%		07/15/24	4,675	4,393,799
TransDigm, Inc., Gtd. Notes	7.500%		07/15/21	5,245	5,467,912

					25,827,399

Agriculture — 0.1%
Vector Group Ltd., Gtd. Notes	7.750%		02/15/21	3,390	3,584,501

Apparel — 0.1%
Levi Strauss & Co., Sr. Unsec’d. Notes	5.000%		05/01/25	3,400	3,332,000

Auto Manufacturers — 0.3%
Fiat Chrysler Automobiles NV (United Kingdom), Sr. Unsec’d. Notes	5.250%		04/15/23	5,925	5,525,062
General Motors Co., Sr. Unsec’d. Notes(b)	4.875%		10/02/23	2,025	2,053,729
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(b)	5.625%		02/01/23	650	638,625

					8,217,416

Auto Parts & Equipment — 2.3%
American Axle & Manufacturing, Inc., Gtd. Notes	6.250%		03/15/21	4,875	4,862,813
American Axle & Manufacturing, Inc., Gtd. Notes	6.625%		10/15/22	150	150,750
American Axle & Manufacturing, Inc., Gtd. Notes	7.750%		11/15/19	675	742,500
Dana Holding Corp., Sr. Unsec’d. Notes(b)	5.375%		09/15/21	4,050	3,989,250
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%		02/15/21	5,759	5,974,962
Lear Corp., Gtd. Notes	4.750%		01/15/23	775	759,500
Lear Corp., Gtd. Notes	5.250%		01/15/25	8,125	7,962,500
Meritor, Inc., Gtd. Notes	6.250%		02/15/24	5,475	5,214,937
Meritor, Inc., Gtd. Notes	6.750%		06/15/21	8,075	8,115,375
Omega US Sub. LLC, Sr. Unsec’d. Notes, 144A(b)	8.750%		07/15/23	7,200	6,354,000
Schaeffler Finance BV (Germany), Sr. Sec’d. Notes, 144A	4.750%		05/15/23	7,300	7,044,500
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.750%		11/15/22	1,800	1,935,000
Titan International, Inc., Sr. Sec’d. Notes(b)	6.875%		10/01/20	4,425	3,708,703
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(b)	4.500%		04/29/22	6,825	6,449,625
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(b)	4.750%		04/29/25	8,775	8,040,094

					71,304,509

Banks — 3.1%
Bank of America Corp., Jr. Sub. Notes	6.100	%(a)	12/31/49	11,900	11,602,500
Bank of America Corp., Jr. Sub. Notes(b)	6.250	%(a)	12/31/49	2,000	1,955,000
Bank of America Corp., Series K, Jr. Sub. Notes	8.000	%(a)	12/29/49	730	762,850
Bank of America Corp., Series U, Jr. Sub. Notes(b)	5.200	%(a)	12/31/49	2,925	2,729,391
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		05/15/17	950	973,750
CIT Group, Inc., Sr. Unsec’d. Notes(b)	5.000%		08/15/22	20,950	20,923,812
CIT Group, Inc., Sr. Unsec’d. Notes	5.375%		05/15/20	750	785,625
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%		02/15/19	1,775	1,841,563
Citigroup, Inc., Jr. Sub. Notes	5.875	%(a)	12/31/49	3,950	3,880,875
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/31/49	16,289	15,352,383
Citigroup, Inc., Series N, Jr. Sub. Notes(b)	5.800	%(a)	12/31/49	9,515	9,365,139
Goldman Sachs Group, Inc. (The), Series M, Jr. Sub. Notes	5.375	%(a)	12/31/49	3,925	3,834,234
HBOS PLC (United Kingdom), Sub. Notes, GMTN, 144A	6.750%		05/21/18	400	440,874
JPMorgan Chase & Co., Jr. Sub. Notes(b)	6.125	%(a)	12/31/49	1,500	1,498,125
JPMorgan Chase & Co., Series X, Jr. Sub. Notes	6.100	%(a)	12/31/49	5,550	5,513,925
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	%(a)	12/31/49	4,975	4,897,937
Morgan Stanley, Series J, Jr. Sub. Notes(b)	5.550	%(a)	12/31/49	6,450	6,353,250
Wells Fargo & Co., Series S, Jr. Sub. Notes	5.900	%(a)	12/31/49	4,975	4,975,000

					97,686,233

Beverages — 0.2%
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	5,350	5,497,125

Building Materials — 1.4%
Builders FirstSource, Inc., Gtd. Notes, 144A(b)	10.750%		08/15/23	7,850	7,840,187
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $6,250,000; purchased 10/27/14)(c)(d)	5.375%		11/15/24	6,250	6,171,875
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $415,313; purchased 04/19/13)(c)(d)	6.750%		05/01/21	375	399,375
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	5,975	6,355,608

Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%	01/11/25	300	268,500
Griffon Corp., Gtd. Notes	5.250%	03/01/22	13,235	12,589,794
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes	6.125%	07/15/23	6,550	6,320,750
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $4,452,000; purchased 10/10/13-02/02/15)(c)(d)	7.500%	02/15/19	4,400	4,312,000
USG Corp., Gtd. Notes, 144A(b)	5.500%	03/01/25	700	698,250

				44,956,339

Chemicals — 3.8%
A Schulman, Inc., Gtd. Notes, 144A	6.875%	06/01/23	6,350	5,984,875
Axalta Coating Systems US Holdings Inc./Axalta Coating Systems Dutch Holding B BV, Gtd. Notes, 144A	7.375%	05/01/21	8,145	8,582,794
Axiall Corp., Gtd. Notes(b)	4.875%	05/15/23	2,850	2,394,000
Blue Cube Spinco, Inc., Gtd. Notes, 144A	9.750%	10/15/23	7,755	8,065,200
Blue Cube Spinco, Inc., Gtd. Notes, 144A	10.000%	10/15/25	4,840	5,027,550
Chemours Co./The, Sr. Unsec’d. Notes, 144A(b)	6.625%	05/15/23	5,850	3,934,125
Chemours Co./The, Sr. Unsec’d. Notes, 144A(b)	7.000%	05/15/25	4,675	3,073,812
Chemtura Corp., Gtd. Notes(b)	5.750%	07/15/21	15,933	15,733,837
Eagle Spinco, Inc., Gtd. Notes(b)	4.625%	02/15/21	2,625	2,221,459
Hexion, Inc., Sec’d. Notes	9.000%	11/15/20	21,885	13,131,000
Hexion, Inc., Sr. Sec’d. Notes	6.625%	04/15/20	7,585	6,447,250
Hexion, Inc., Sr. Sec’d. Notes(b)	8.875%	02/01/18	9,275	7,420,000
Hexion, Inc., Sr. Sec’d. Notes(b)	10.000%	04/15/20	6,025	5,776,469
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A(b)	6.500%	02/01/22	9,125	7,847,500
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Sec’d. Notes, 144A	6.500%	04/15/21	8,200	8,118,000
TPC Group, Inc., Sr. Sec’d. Notes, 144A (original cost $15,507,913; purchased 12/11/12-02/20/15)(c)(d)	8.750%	12/15/20	15,445	13,205,475
Tronox Finance LLC, Gtd. Notes(b)	6.375%	08/15/20	3,901	2,477,135

				119,440,481

Coal
Peabody Energy Corp., Gtd. Notes	6.250%	11/15/21	1,125	230,625
Peabody Energy Corp., Sec’d. Notes, 144A(b)	10.000%	03/15/22	2,775	1,044,094

				1,274,719

Commercial Services — 3.9%
Ahern Rentals, Inc., Sec’d. Notes, 144A	7.375%	05/15/23	5,325	4,632,750
Ancestry.com Holdings LLC, Sr. Unsec’d. Notes, PIK, 144A	9.625%	10/15/18	5,355	5,301,450
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	8,925	9,326,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.125%	06/01/22	6,650	6,417,250
Brand Energy & Infrastructure Services, Inc., Gtd. Notes, 144A (original cost $5,325,000; purchased 11/22/13)(c)(d)	8.500%	12/01/21	5,325	4,752,562
Ceridian HCM Holding, Inc., Sr. Unsec’d. Notes, 144A	11.000%	03/15/21	650	594,750
Hertz Corp. (The), Gtd. Notes(b)	5.875%	10/15/20	1,375	1,359,188
Hertz Corp. (The), Gtd. Notes(b)	6.750%	04/15/19	650	661,375
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	8.250%	12/15/17	7,304	7,340,520
Interactive Data Corp., Gtd. Notes, 144A	5.875%	04/15/19	500	498,438
Jurassic Holdings III, Inc., Sec’d. Notes, 144A (original cost $10,635,375; purchased 01/24/14-05/06/15)(b)(c)(d)	6.875%	02/15/21	11,000	7,727,500
Laureate Education, Inc., Gtd. Notes, 144A(b)	10.000%	09/01/19	17,325	13,600,125
Live Nation Entertainment, Inc., Gtd. Notes, 144A	5.375%	06/15/22	2,400	2,352,000

Modular Space Corp., Sec’d. Notes, 144A (original cost $1,800,000; purchased 02/19/14)(c)(d)	10.250%		01/31/19	1,800	1,251,000
NES Rentals Holdings, Inc., Sec’d. Notes, 144A (original cost $7,395,938; purchased 04/12/13-11/10/14)(c)(d)	7.875%		05/01/18	7,275	6,984,000
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.000%		04/01/24	3,425	3,151,000
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	6.500%		11/15/23	2,560	2,406,400
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%		05/15/18	1,450	1,484,437
Service Corp. International, Sr. Unsec’d. Notes	5.375%		01/15/22	925	952,750
Service Corp. International, Sr. Unsec’d. Notes	5.375%		05/15/24	8,650	9,006,812
United Rentals North America, Inc., Gtd. Notes(b)	5.500%		07/15/25	6,075	5,680,125
United Rentals North America, Inc., Gtd. Notes(b)	5.750%		11/15/24	5,150	4,931,125
United Rentals North America, Inc., Gtd. Notes	6.125%		06/15/23	2,600	2,591,875
United Rentals North America, Inc., Gtd. Notes	7.375%		05/15/20	2,625	2,756,250
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22	15,640	16,578,400
United Rentals North America, Inc., Gtd. Notes	8.250%		02/01/21	1,315	1,384,038

					123,722,745

Cosmetics & Personal Care — 0.1%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A(b)	4.625%		05/15/21	4,305	4,003,650

Distribution/Wholesale — 1.5%
American Tire Distributors, Inc., Sr. Sub. Notes, 144A	10.250%		03/01/22	12,125	12,367,500
Beacon Roofing Supply, Inc., Gtd. Notes, 144A	6.375%		10/01/23	4,725	4,736,812
Brightstar Corp., Gtd. Notes, 144A (original cost $3,345,000; purchased 11/23/10)(c)(d)	9.500%		12/01/16	3,345	3,370,088
Brightstar Corp., Sr. Unsec’d. Notes, 144A (original cost $7,199,306; purchased 07/26/13-08/09/13)(c)(d)	7.250%		08/01/18	7,275	7,602,375
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%		07/15/22	2,275	2,002,000
H&E Equipment Services, Inc., Gtd. Notes(b)	7.000%		09/01/22	12,295	11,926,150
HD Supply, Inc., Sr. Sec’d. Notes, 144A	5.250%		12/15/21	4,825	4,849,125

					46,854,050

Diversified Financial Services — 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	1,600	1,572,000
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(b)	4.250%		07/01/20	550	549,313
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	4.500%		05/15/21	3,875	3,870,156
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(b)	4.625%		07/01/22	2,950	2,938,937
Ally Financial, Inc., Gtd. Notes	8.000%		03/15/20	2,243	2,579,450
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19	4,075	3,993,500
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	4,400	4,598,000
HSBC Finance Capital Trust IX (United Kingdom), Gtd. Notes	5.911	%(a)	11/30/35	100	99,750
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18	525	577,448
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	3.875%		04/15/18	4,425	4,413,937
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	2,120	2,257,800
International Lease Finance Corp., Sr. Unsec’d. Notes(b)	8.250%		12/15/20	1,125	1,316,250
International Lease Finance Corp., Sr. Unsec’d. Notes	8.625%		01/15/22	1,525	1,837,625
International Lease Finance Corp. E-Capital Trust II Ltd., Gtd. Notes, 144A	6.250	%(a)	12/21/65	4,250	3,931,250
Jet Equipment Trust 1994-A, Equipment Trust, 144A(c)	10.000	%(a)(e)	06/15/12	31	27,465
Jet Equipment Trust 1994-A, Sr. Unsec’d. Notes, 144A(c)	7.630	%(a)(e)	08/15/12	11	—
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A	6.875%		03/15/20	7,350	6,798,750

National Financial Partners Corp., Sr. Unsec’d. Notes, 144A	9.000%		07/15/21	2,375	2,291,875
Navient Corp., Sr. Unsec’d. Notes(b)	5.000%		10/26/20	1,500	1,257,450
Navient Corp., Sr. Unsec’d. Notes, MTN	8.000%		03/25/20	6,100	5,840,750
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	5,125	5,304,375
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%		12/15/21	6,730	6,830,950
Springleaf Finance Corp., Gtd. Notes	6.000%		06/01/20	9,525	9,560,719
Springleaf Finance Corp., Gtd. Notes	8.250%		10/01/23	1,125	1,226,250
Transworld Systems, Inc., Sr. Sec’d. Notes, 144A(c)	9.500%		08/15/21	15,675	8,307,750

					81,981,750

Electric — 6.1%
AES Corp., Sr. Unsec’d. Notes(b)	4.875%		05/15/23	2,175	1,908,563
AES Corp., Sr. Unsec’d. Notes(b)	5.500%		03/15/24	2,400	2,127,600
AES Corp., Sr. Unsec’d. Notes(b)	7.375%		07/01/21	11,999	12,448,963
Calpine Corp., Sr. Sec’d. Notes, 144A	6.000%		01/15/22	2,100	2,176,125
Calpine Corp., Sr. Sec’d. Notes, 144A(b)	7.875%		01/15/23	7,479	7,983,833
Calpine Corp., Sr. Unsec’d. Notes(b)	5.375%		01/15/23	10,710	9,987,075
Calpine Corp., Sr. Unsec’d. Notes	5.500%		02/01/24	13,150	12,229,500
Calpine Corp., Sr. Unsec’d. Notes(b)	5.750%		01/15/25	5,625	5,259,375
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	730	733,650
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	4,250	4,409,375
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	15,875	15,795,625
Dynegy, Inc., Gtd. Notes	5.875%		06/01/23	7,310	6,853,125
Dynegy, Inc., Gtd. Notes	7.375%		11/01/22	29,330	29,586,637
Dynegy, Inc., Gtd. Notes(b)	7.625%		11/01/24	13,380	13,513,800
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	8.500%		10/01/21	1,000	855,100
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	7.875%		06/15/17	4,900	4,593,750
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.500%		10/15/18	3,350	3,098,750
GenOn Energy, Inc., Sr. Unsec’d. Notes(b)	9.875%		10/15/20	13,600	12,648,000
InterGen NV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $4,408,509; purchased 06/07/13-04/09/15)(c)(d)	7.000%		06/30/23	4,500	3,825,000
Mirant Corp., Bonds, 144A(c)	7.400	%(a)(e)	07/15/49	1,825	1,825
Mirant Mid-Atlantic, Series C, Pass-Through Certificates	10.060%		12/30/28	706	727,554
Mirant Mid-Atlantic Trust, Series B, Pass-Through Certificates	9.125%		06/30/17	1,636	1,693,433
NRG Energy, Inc., Gtd. Notes	6.250%		07/15/22	9,018	8,206,380
NRG Energy, Inc., Gtd. Notes	6.250%		05/01/24	9,500	8,383,750
NRG Energy, Inc., Gtd. Notes	7.625%		01/15/18	1,570	1,648,500
NRG Energy, Inc., Gtd. Notes(b)	7.875%		05/15/21	3,155	3,198,381
NRG Energy, Inc., Gtd. Notes	8.250%		09/01/20	4,950	5,083,650
NRG REMA LLC, Series B, Pass-Through Certificates(c)	9.237%		07/02/17	206	212,240
NRG REMA LLC, Series C, Pass-Through Certificates	9.681%		07/02/26	8,585	8,670,850
Red Oak Power LLC, Series B, Sr. Sec’d. Notes (original cost $224,500; purchased 05/27/15)(c)(d)	9.200%		11/30/29	200	222,000
Talen Energy Supply LLC, Sr. Unsec’d. Notes, 144A(b)	4.625%		07/15/19	4,450	4,049,500

					192,131,909

Electrical Components & Equipment — 0.9%
Anixter, Inc., Gtd. Notes, 144A(b)	5.500%		03/01/23	1,875	1,846,875
Belden, Inc., Gtd. Notes, 144A	5.500%		09/01/22	4,025	3,894,187
Energizer Holdings, Inc., Gtd. Notes, 144A	5.500%		06/15/25	3,750	3,651,563
General Cable Corp., Gtd. Notes	5.750%		10/01/22	3,225	2,741,250
GrafTech International Ltd., Gtd. Notes	6.375%		11/15/20	1,950	1,365,000
International Wire Group Holdings, Inc., Sec’d. Notes, 144A(b)	8.500%		10/15/17	6,250	6,312,500
WireCo WorldGroup, Inc., Gtd. Notes(b)	9.500%		05/15/17	9,900	8,464,500

					28,275,875

Engineering & Construction — 0.5%
AECOM, Gtd. Notes, 144A(b)	5.875%	10/15/24	10,900	10,981,750
Dycom Investments, Inc., Gtd. Notes	7.125%	01/15/21	5,225	5,497,223

				16,478,973

Entertainment — 3.8%
AMC Entertainment, Inc., Gtd. Notes	5.750%	06/15/25	9,200	8,947,000
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23	4,425	4,469,250
CCM Merger, Inc., Gtd. Notes, 144A (original cost $12,596,184; purchased 03/14/12-09/30/15)(c)(d)	9.125%	05/01/19	12,437	13,137,825
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21	1,300	1,316,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24	2,100	2,105,250
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	4,744	4,530,520
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22	5,850	5,733,000
Eldorado Resorts, Inc., Sr. Unsec’d. Notes, 144A(b)	7.000%	08/01/23	11,100	10,905,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(b)	4.875%	11/01/20	350	354,375
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375%	11/01/23	5,425	5,506,375
Isle of Capri Casinos, Inc., Gtd. Notes(b)	5.875%	03/15/21	1,725	1,776,750
Isle of Capri Casinos, Inc., Gtd. Notes	8.875%	06/15/20	4,598	4,885,375
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $2,300,000; purchased 07/30/13)(c)(d)	5.000%	08/01/18	2,300	2,311,500
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22	4,350	4,393,500
Penn National Gaming, Inc., Sr. Unsec’d. Notes(b)	5.875%	11/01/21	11,725	11,827,594
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%	08/01/21	810	857,247
Pinnacle Entertainment, Inc., Gtd. Notes(b)	7.750%	04/01/22	6,775	7,418,625
Regal Entertainment Group, Sr. Unsec’d. Notes	5.750%	02/01/25	3,170	2,995,650
Scientific Games International, Inc., Gtd. Notes(b)	6.625%	05/15/21	27,975	20,142,000
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22	2,250	1,963,125
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A(b)	7.000%	01/01/22	3,200	3,152,000

				118,728,961

Environmental Control — 0.5%
ADS Waste Holdings, Inc., Gtd. Notes	8.250%	10/01/20	4,235	4,224,412
Clean Harbors, Inc., Gtd. Notes	5.125%	06/01/21	1,060	1,065,300
Clean Harbors, Inc., Gtd. Notes	5.250%	08/01/20	6,850	6,918,500
Covanta Holding Corp., Sr. Unsec’d. Notes	5.875%	03/01/24	1,950	1,857,375
Covanta Holding Corp., Sr. Unsec’d. Notes(b)	6.375%	10/01/22	2,100	2,142,000
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%	12/01/20	330	342,375

				16,549,962

Food — 2.9%
B&G Foods, Inc., Gtd. Notes	4.625%	06/01/21	4,025	3,874,063
Darling Ingredients, Inc., Gtd. Notes(b)	5.375%	01/15/22	4,800	4,704,000
Hearthside Group Holdings LLC/Hearthside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22	5,475	5,064,375
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23	5,750	5,908,125
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $3,017,471; purchased 05/20/11-06/15/11)(b)(c)(d)	7.250%	06/01/21	3,085	3,200,688
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $7,716,750; purchased 09/13/13-10/15/13)(c)(d)	7.250%	06/01/21	7,725	8,014,687
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $6,550,000; purchased 05/20/15)(b)(c)(d)	5.750%	06/15/25	6,550	6,026,000

JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $6,273,813; purchased 06/11/14-07/10/14)(c)(d)	5.875%	07/15/24	6,275	5,882,812
Pilgrim’s Pride Corp., Gtd. Notes, 144A(b)	5.750%	03/15/25	3,200	3,144,000
Post Holdings, Inc., Gtd. Notes(b)	7.375%	02/15/22	10,525	10,682,875
Post Holdings, Inc., Gtd. Notes, 144A	6.000%	12/15/22	9,075	8,700,656
Post Holdings, Inc., Gtd. Notes, 144A	6.750%	12/01/21	3,375	3,375,000
Post Holdings, Inc., Gtd. Notes, 144A	8.000%	07/15/25	5,500	5,665,000
Roundy’s Supermarkets, Inc., Sec’d. Notes, 144A(b)	10.250%	12/15/20	5,250	3,556,875
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22	2,525	2,660,719
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21	6,975	7,149,375
SUPERVALU, Inc., Sr. Unsec’d. Notes(b)	7.750%	11/15/22	2,850	2,850,000
TreeHouse Foods, Inc., Gtd. Notes(b)	4.875%	03/15/22	1,025	984,000

				91,443,250

Forest & Paper Products — 0.3%
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18	5,750	5,908,125
Tembec Industries, Inc. (Canada), Sr. Sec’d. Notes, 144A(b)	9.000%	12/15/19	4,025	3,018,750

				8,926,875

Gas
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	6.500%	05/20/21	1,240	1,246,200

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A (original cost $1,880,000; purchased 09/17/14)(b)(c)(d)	7.000%	02/01/21	2,000	1,640,000

Healthcare-Products — 1.3%
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	3,575	3,512,438
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	6,433	6,642,072
Crimson Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	6.625%	05/15/22	23,900	20,554,000
Hill-Rom Holdings, Inc., Sr. Unsec’d. Notes, 144A	5.750%	09/01/23	2,400	2,406,000
Mallinckrodt International Finance SA, Gtd. Notes	4.750%	04/15/23	6,675	5,773,875
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A(b)	5.500%	04/15/25	1,375	1,225,469
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	5.750%	08/01/22	476	459,340

				40,573,194

Healthcare-Services — 5.4%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625%	02/15/23	3,250	3,266,250
Acadia Healthcare Co., Inc., Gtd. Notes	6.125%	03/15/21	3,206	3,334,240
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	5.625%	02/15/23	3,350	3,366,750
Amsurg Corp., Gtd. Notes	5.625%	07/15/22	2,125	2,122,344
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	6,225	6,193,875
CHS/Community Health Systems, Inc., Gtd. Notes(b)	6.875%	02/01/22	7,500	7,659,075
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	1,750	1,820,000
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	12,855	13,377,234
DaVita Healthcare Partners, Inc., Gtd. Notes	5.000%	05/01/25	5,675	5,448,000
HCA, Inc., Gtd. Notes	5.375%	02/01/25	37,290	36,917,100
HCA, Inc., Gtd. Notes(b)	5.875%	05/01/23	4,215	4,373,062
HCA, Inc., Gtd. Notes	8.000%	10/01/18	2,218	2,506,118
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	2,625	2,631,562
HealthSouth Corp., Gtd. Notes(b)	5.125%	03/15/23	1,475	1,419,688
HealthSouth Corp., Gtd. Notes(b)	5.750%	11/01/24	2,050	2,024,375

HealthSouth Corp., Gtd. Notes	7.750%	09/15/22	1,300	1,352,000
HealthSouth Corp., Gtd. Notes, 144A	5.750%	11/01/24	3,050	3,011,875
Kindred Healthcare, Inc., Gtd. Notes	6.375%	04/15/22	3,506	3,479,705
Kindred Healthcare, Inc., Gtd. Notes, 144A	8.000%	01/15/20	4,725	5,008,500
Kindred Healthcare, Inc., Gtd. Notes, 144A(b)	8.750%	01/15/23	2,625	2,844,844
LifePoint Health, Inc., Gtd. Notes	5.500%	12/01/21	4,100	4,141,000
Select Medical Corp., Gtd. Notes	6.375%	06/01/21	14,905	14,532,375
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	6,720	6,552,000
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.500%	04/01/21	775	763,375
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	4.750%	06/01/20	2,975	3,004,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	5.000%	03/01/19	2,075	2,007,563
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	6.750%	02/01/20	4,100	4,141,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(b)	6.750%	06/15/23	6,950	6,897,875
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	14,650	15,571,485

				169,768,020

Holding Companies - Diversified — 0.8%
Argos Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(b)	7.125%	03/15/23	11,695	11,826,569
Horizon Pharma Financing, Inc., Gtd. Notes, 144A	6.625%	05/01/23	9,100	8,030,750
James Hardie International Finance Ltd. (Ireland), Gtd. Notes, 144A	5.875%	02/15/23	4,275	4,328,437

				24,185,756

Home Builders — 3.7%
Beazer Homes USA, Inc., Gtd. Notes(b)	5.750%	06/15/19	7,250	6,796,875
Beazer Homes USA, Inc., Gtd. Notes	7.250%	02/01/23	4,475	4,105,812
Beazer Homes USA, Inc., Gtd. Notes	7.500%	09/15/21	6,619	6,337,692
Beazer Homes USA, Inc., Gtd. Notes(b)	9.125%	05/15/19	3,750	3,825,000
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	700	691,250
Brookfield Residential Properties, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.375%	05/15/25	4,075	3,840,687
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22	6,600	6,286,500
D.R. Horton, Inc., Gtd. Notes	4.750%	02/15/23	8,825	8,869,125
KB Home, Gtd. Notes	7.000%	12/15/21	2,725	2,731,813
KB Home, Gtd. Notes	7.500%	09/15/22	6,350	6,461,125
KB Home, Gtd. Notes(b)	7.625%	05/15/23	4,550	4,584,125
Lennar Corp., Gtd. Notes	4.750%	05/30/25	6,575	6,279,125
Meritage Homes Corp., Gtd. Notes	6.000%	06/01/25	3,600	3,618,000
Ryland Group, Inc. (The), Gtd. Notes	5.375%	10/01/22	2,900	2,929,000
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875%	04/01/23	2,875	2,939,688
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125%	04/01/25	4,200	4,294,500
Standard Pacific Corp., Gtd. Notes	5.875%	11/15/24	1,500	1,537,500
Standard Pacific Corp., Gtd. Notes	6.250%	12/15/21	7,000	7,472,500
Standard Pacific Corp., Gtd. Notes(b)	8.375%	01/15/21	3,125	3,671,875
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.625%	03/01/24	3,163	3,036,480
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.875%	04/15/23	9,212	9,212,000
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	400	411,000
WCI Communities, Inc., Gtd. Notes	6.875%	08/15/21	8,570	8,891,375
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22	6,525	6,704,437
William Lyon Homes, Inc., Gtd. Notes, 144A	7.000%	08/15/22	2,225	2,286,188

				117,813,672

Household Products/Wares — 0.3%
Spectrum Brands, Inc., Gtd. Notes	6.375%	11/15/20	4,200	4,431,000
Spectrum Brands, Inc., Gtd. Notes, 144A	5.750%	07/15/25	4,850	4,947,000

				9,378,000

Insurance — 0.1%
CNO Financial Group, Inc., Sr. Unsec’d. Notes	5.250%	05/30/25	3,475	3,527,125

Internet — 0.5%
Ancestry.com, Inc., Gtd. Notes	11.000%	12/15/20	2,550	2,792,250
Blue Coat Holdings, Inc., Sr. Unsec’d. Notes, 144A	8.375%	06/01/23	8,025	8,004,938
Mood Media Corp., Gtd. Notes, 144A(c)	9.250%	10/15/20	3,700	2,682,500
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A(b)	6.375%	05/15/25	2,000	1,920,000

				15,399,688

Iron/Steel — 0.7%
AK Steel Corp., Gtd. Notes(b)	7.625%	10/01/21	2,200	1,182,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	6.250%	03/01/21	3,200	2,885,984
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(b)	7.000%	02/25/22	5,070	4,613,700
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., Gtd. Notes, 144A (original cost $12,829,344; purchased 04/07/14-07/11/14)(b)(c)(d)	6.375%	05/01/22	12,750	12,048,750

				20,730,934

Leisure Time — 0.5%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A (original cost $3,100,000; purchased 05/09/12)(c)(d)	6.875%	06/15/19	3,100	3,193,000
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%	03/15/18	2,425	2,643,250
Sabre GIBL, Inc., Sr. Sec’d. Notes, 144A	5.375%	04/15/23	1,888	1,859,680
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $2,975,000; purchased 05/05/15)(c)(d)	6.250%	05/15/25	2,975	2,908,062
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $6,405,750; purchased 07/17/14)(c)(d)	8.500%	10/15/22	5,850	6,405,750

				17,009,742

Lodging — 3.0%
Boyd Gaming Corp., Gtd. Notes(b)	6.875%	05/15/23	11,400	11,571,000
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	6,959	7,395,329
Felcor Lodging LP, Gtd. Notes	6.000%	06/01/25	7,950	7,950,000
Felcor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	1,775	1,810,500
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(b)	8.500%	12/01/21	12,750	12,813,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes(b)	5.625%	10/15/21	8,144	8,408,680
Interval Acquisition Corp., Gtd. Notes, 144A	5.625%	04/15/23	4,875	4,801,875
MGM Resorts International, Gtd. Notes(b)	6.625%	12/15/21	18,915	19,387,875
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	1,755	1,926,113
Station Casinos LLC, Gtd. Notes	7.500%	03/01/21	4,860	5,054,400
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A (original cost $13,195,000; purchased 05/16/13-05/14/15)(c)(d)	6.375%	06/01/21	13,375	12,572,500

				93,692,022

Machinery-Construction & Mining — 0.6%
BlueLine Rental Finance Corp., Sec’d. Notes, 144A (original cost $2,061,938; purchased 01/16/14-02/12/14)(b)(c)(d)	7.000%	02/01/19	2,025	1,944,000
Terex Corp., Gtd. Notes	6.000%	05/15/21	7,239	7,003,732
Terex Corp., Gtd. Notes(b)	6.500%	04/01/20	2,175	2,207,625
Vander Intermediate Holding II Corp., Sr. Unsec’d. Notes, PIK, 144A(b)	9.750%	02/01/19	7,915	6,371,575

				17,526,932

Machinery-Diversified — 0.6%
ATS Automation Tooling Systems, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.500%	06/15/23	4,400	4,411,000
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%	12/01/17	4,150	4,378,250
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A (original cost $5,912,938; purchased 04/08/13-12/11/14)(c)(d)	8.750%	12/15/19	5,475	5,173,875
CNH Industrial Capital LLC, Gtd. Notes(b)	3.625%	04/15/18	2,950	2,867,046
Manitowoc Co., Inc. (The), Gtd. Notes	5.875%	10/15/22	2,550	2,709,375

				19,539,546

Media — 5.4%
Altice SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	4,050	3,576,656
Altice US Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	7.750%	07/15/25	6,925	6,111,312
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	2,475	2,617,560
Belo Corp., Sr. Unsec’d. Notes	7.750%	06/01/27	6,000	6,480,000
Cable One, Inc., Gtd. Notes, 144A	5.750%	06/15/22	3,925	3,868,088
Cablevision Systems Corp., Sr. Unsec’d. Notes(b)	7.750%	04/15/18	1,375	1,375,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	13,475	14,047,687
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	5.250%	03/15/21	635	625,396
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.750%	09/01/23	2,875	2,756,406
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(b)	5.750%	01/15/24	900	859,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23	4,675	4,309,883
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	24,000	22,260,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	10,010	8,815,056
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(b)	5.125%	12/15/21	9,835	8,660,947
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20	3,800	3,576,750
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	2,970	2,955,150
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(b)	7.625%	03/15/20	2,700	2,693,250
CSC Holdings LLC, Sr. Unsec’d. Notes	6.750%	11/15/21	4,530	4,054,350
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	850	894,625
DISH DBS Corp., Gtd. Notes	5.875%	07/15/22	3,275	2,898,375
DISH DBS Corp., Gtd. Notes	5.875%	11/15/24	4,000	3,397,500
Entercom Radio LLC, Gtd. Notes	10.500%	12/01/19	7,075	7,411,062
Gray Television, Inc., Gtd. Notes(b)	7.500%	10/01/20	7,130	7,308,250
LIN Television Corp., Gtd. Notes	6.375%	01/15/21	2,000	2,080,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Gtd. Notes	5.500%	04/15/21	7,500	7,125,000
Midcontinent Communications & Midcontinent Finance Corp., Gtd. Notes, 144A	6.875%	08/15/23	2,900	2,889,125
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	250	242,188
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(b)	5.750%	01/15/23	11,408	11,236,880
Sinclair Television Group, Inc., Gtd. Notes(b)	5.375%	04/01/21	4,850	4,740,875

Sinclair Television Group, Inc., Gtd. Notes(b)	6.125%	10/01/22	2,825	2,796,750
Sinclair Television Group, Inc., Gtd. Notes, 144A(b)	5.625%	08/01/24	2,000	1,817,500
TEGNA, Inc., Gtd. Notes, 144A	5.500%	09/15/24	2,250	2,188,125
Tribune Media Co., Gtd. Notes, 144A(b)	5.875%	07/15/22	7,125	6,911,250
Unitymedia KabelBW GmbH (Germany), Sr. Sec’d. Notes, 144A	6.125%	01/15/25	3,575	3,530,313
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22	3,825	3,767,625

				170,878,434

Metal Fabricate & Hardware — 0.1%
JMC Steel Group, Inc., Sr. Unsec’d. Notes, 144A(b)	8.250%	03/15/18	4,275	2,907,000

Mining — 1.0%
Alcoa, Inc., Sr. Unsec’d. Notes	5.125%	10/01/24	7,400	7,048,500
AuRico Gold, Inc. (Canada), Sec’d. Notes, 144A	7.750%	04/01/20	1,400	1,207,500
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20	1,791	1,558,170
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A(b)	7.000%	02/15/21	2,491	1,612,923
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.250%	05/15/22	850	527,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(b)	8.250%	11/01/19	7,200	5,742,000
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500%	11/01/20	5,650	5,466,375
New Gold, Inc. (Canada), Gtd. Notes, 144A(b)	6.250%	11/15/22	9,867	8,263,612

				31,426,080

Miscellaneous Manufacturing — 1.1%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	5.750%	03/15/22	2,450	1,800,750
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	6.000%	10/15/22	3,425	2,543,063
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	01/15/23	3,250	2,388,750
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	7.500%	03/15/25	3,150	2,362,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(b)	7.750%	03/15/20	1,017	869,535
EnPro Industries, Inc., Gtd. Notes	5.875%	09/15/22	4,475	4,508,562
Gates Global LLC/Gates Global Co., Gtd. Notes, 144A (original cost $9,350,000; purchased 06/12/14)(b)(c)(d)	6.000%	07/15/22	9,350	7,526,750
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	12,902	12,934,255

				34,934,165

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%	12/01/24	11,384	11,384,000

Oil & Gas — 4.4%
Antero Resources Corp., Gtd. Notes	5.125%	12/01/22	1,975	1,698,500
Bonanza Creek Energy, Inc., Gtd. Notes	5.750%	02/01/23	2,300	1,495,000
Bonanza Creek Energy, Inc., Gtd. Notes(b)	6.750%	04/15/21	3,775	2,633,063
California Resources Corp., Gtd. Notes(b)	5.500%	09/15/21	3,105	1,894,050
California Resources Corp., Gtd. Notes(b)	6.000%	11/15/24	18,350	10,929,719
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750%	02/15/20	9,750	9,530,625
Concho Resources, Inc., Gtd. Notes	5.500%	04/01/23	1,650	1,571,625
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	7.000%	08/15/21	5,125	4,740,625
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%	09/15/23	2,500	2,400,000
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes(b)	9.375%	05/01/20	501	430,860
Halcon Resources Corp., Sec’d. Notes, 144A(b)	8.625%	02/01/20	3,900	3,241,875
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A (original cost $9,275,000; purchased 05/20/15)(c)(d)	5.750%	10/01/25	9,275	8,162,000

Jupiter Resources, Inc. (Canada), Sr. Unsec’d. Notes, 144A (original cost $6,059,666; purchased 09/11/14)(b)(c)(d)	8.500%	10/01/22	6,325	3,557,812
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.500%	03/15/21	10,920	8,954,400
Memorial Resource Development Corp., Gtd. Notes(b)	5.875%	07/01/22	6,850	6,233,500
Murphy Oil USA, Inc., Gtd. Notes	6.000%	08/15/23	2,000	2,045,000
Newfield Exploration Co., Sr. Unsec’d. Notes	5.375%	01/01/26	5,975	5,467,125
Newfield Exploration Co., Sr. Unsec’d. Notes	5.750%	01/30/22	1,875	1,818,750
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	5,000	1,850,000
Parker Drilling Co., Gtd. Notes(b)	7.500%	08/01/20	1,975	1,619,500
Precision Drilling Corp. (Canada), Gtd. Notes	6.500%	12/15/21	2,075	1,763,750
Precision Drilling Corp. (Canada), Gtd. Notes	6.625%	11/15/20	2,500	2,181,250
QEP Resources, Inc., Sr. Unsec’d. Notes(b)	5.250%	05/01/23	2,975	2,487,100
QEP Resources, Inc., Sr. Unsec’d. Notes	5.375%	10/01/22	2,300	1,955,000
Range Resources Corp., Gtd. Notes(b)	5.000%	08/15/22	2,000	1,770,000
Rice Energy, Inc., Gtd. Notes, 144A(b)	7.250%	05/01/23	5,775	5,414,062
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes(b)(c)	6.500%	07/15/22	1,975	770,250
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A(b)	5.500%	08/01/20	3,900	3,841,500
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.375%	04/01/23	8,950	8,726,250
Triangle USA Petroleum Corp., Gtd. Notes, 144A	6.750%	07/15/22	4,850	2,037,000
Tullow Oil PLC (United Kingdom), Gtd. Notes, 144A	6.000%	11/01/20	6,900	4,847,250
Western Refining, Inc., Gtd. Notes	6.250%	04/01/21	7,608	7,379,760
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	6.000%	01/15/22	12,328	10,602,080
WPX Energy, Inc., Sr. Unsec’d. Notes(b)	8.250%	08/01/23	4,800	4,356,000

				138,405,281

Oil & Gas Services — 0.6%
Bristow Group, Inc., Gtd. Notes	6.250%	10/15/22	3,250	2,795,000
CGG SA (France), Gtd. Notes	6.500%	06/01/21	2,125	1,215,500
CGG SA (France), Gtd. Notes	6.875%	01/15/22	1,355	752,025
CSI Compressco LP/Compressco Finance, Inc., Gtd. Notes	7.250%	08/15/22	5,725	4,665,875
PHI, Inc., Gtd. Notes	5.250%	03/15/19	3,525	3,031,500
SESI LLC, Gtd. Notes(b)	6.375%	05/01/19	1,150	1,145,688
Western Refining Logistics LP/WNRL Finance Corp., Gtd. Notes	7.500%	02/15/23	5,975	5,930,187

				19,535,775

Packaging & Containers — 2.7%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%	04/15/19	4,782	4,865,685
Ardagh Finance Holdings SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A(b)	8.625%	06/15/19	8,687	8,861,154
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	2,150	2,241,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.000%	06/30/21	1,725	1,647,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A(b)	6.250%	01/31/19	2,875	2,860,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	6.750%	01/31/21	1,360	1,363,400
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	9.125%	10/15/20	6,975	7,271,437
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	7.000%	11/15/20	988	988,235
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II (New Zealand), Gtd. Notes, 144A	6.000%	06/15/17	5,150	5,040,563

Coveris Holdings SA (Luxembourg), Gtd. Notes, 144A	7.875%	11/01/19	6,900	6,537,750
Greif, Inc., Sr. Unsec’d. Notes	6.750%	02/01/17	4,120	4,274,500
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(b)	5.875%	08/15/23	1,675	1,685,469
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.375%	08/15/25	1,275	1,287,750
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A	9.500%	08/15/19	6,535	6,306,275
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $8,500,000; purchased 09/25/13-01/22/15)(c)(d)	6.500%	10/01/21	8,500	8,117,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Gtd. Notes	9.875%	08/15/19	10,200	10,557,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes(b)	5.750%	10/15/20	965	974,650
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	6.875%	02/15/21	1,575	1,630,283
Sealed Air Corp., Gtd. Notes, 144A	4.875%	12/01/22	3,200	3,164,000
Sealed Air Corp., Gtd. Notes, 144A	5.250%	04/01/23	3,500	3,508,750
Sealed Air Corp., Gtd. Notes, 144A	6.500%	12/01/20	1,400	1,533,000

				84,716,776

Pharmaceuticals — 1.8%
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19	6,250	6,250,000
Endo Finance LLC, Gtd. Notes, 144A(b)	5.750%	01/15/22	2,450	2,425,500
Endo Finance LLC/Endo Ltd./Endo Finco, Inc, Gtd. Notes, 144A(b)	6.000%	07/15/23	5,650	5,579,375
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A(b)	6.000%	02/01/25	2,875	2,792,344
Grifols Worldwide Operations Ltd. (Spain), Gtd. Notes	5.250%	04/01/22	4,375	4,328,538
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23	2,425	2,400,750
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	1,925	1,828,750
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.625%	12/01/21	2,920	2,774,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	5.875%	05/15/23	3,075	2,938,547
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(b)	6.125%	04/15/25	22,885	21,797,962
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	2,375	2,446,250

				55,562,016

Pipelines — 1.9%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes	6.000%	12/15/20	2,900	2,602,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Gtd. Notes, 144A	6.250%	04/01/23	4,725	4,016,250
Energy Transfer Equity LP, Sr. Sec’d. Notes(b)	7.500%	10/15/20	4,300	4,278,500
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.000%	05/15/23	7,725	6,798,000
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	6.750%	08/01/22	5,425	5,091,362
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes(b)	4.875%	12/01/24	3,550	3,248,250
MarkWest Energy Partners LP/Markwest Energy Finance Corp., Gtd. Notes(b)	4.875%	06/01/25	2,400	2,207,520
PBF Logistics LP/PBF Logistics Finance Corp., Gtd. Notes, 144A(b)	6.875%	05/15/23	225	195,188
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.500%	04/15/23	3,275	3,168,562
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	5.750%	09/01/20	4,050	4,346,978

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $3,353,375; purchased 02/21/14-02/25/14)(c)(d)	5.625%		04/15/20	3,475	3,370,750
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A (original cost $5,464,483; purchased 01/10/13-06/13/13)(c)(d)	6.000%		01/15/19	5,522	5,301,120
Rose Rock Midstream LP/Rose Rock Finance Corp., Gtd. Notes, 144A	5.625%		11/15/23	1,350	1,174,500
Selectica, Inc. (Escrow Shares)	—	%(a)(e)	01/01/20	1,350	14
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(b)	6.875%		02/01/21	1,000	967,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A(b)	6.750%		03/15/24	5,450	5,204,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	5.875%		10/01/20	2,847	2,761,590
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%		10/15/21	3,025	2,972,063
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes, 144A(b)	6.250%		10/15/22	2,500	2,437,500

					60,143,147

Real Estate — 0.2%
CBRE Services, Inc., Gtd. Notes	5.000%		03/15/23	1,200	1,206,184
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A (original cost $5,875,000; purchased 11/10/14)(c)(d)	8.250%		12/01/22	5,875	6,139,375

					7,345,559

Real Estate Investment Trusts (REITs) — 1.1%
Crown Castle International Corp., Sr. Unsec’d. Notes	5.250%		01/15/23	2,200	2,326,940
DuPont Fabros Technology LP, Gtd. Notes	5.875%		09/15/21	4,125	4,228,125
ESH Hospitality, Inc., Gtd. Notes, 144A(b)	5.250%		05/01/25	3,500	3,438,750
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%		05/01/24	3,275	3,356,875
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/21	2,800	2,800,000
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	5.000%		04/15/23	5,407	5,379,965
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23	4,300	4,396,750
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%		02/01/21	1,950	2,032,875
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750%		12/15/21	5,875	6,731,534

					34,691,814

Retail — 4.7%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%		05/20/22	5,635	5,775,875
Caleres, Inc., Gtd. Notes, 144A	6.250%		08/15/23	4,150	4,160,375
CEC Entertainment, Inc., Gtd. Notes(b)	8.000%		02/15/22	10,420	10,263,700
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	6.125%		03/15/20	2,400	1,752,000
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A(b)	9.000%		03/15/19	8,800	7,018,000
CST Brands, Inc., Gtd. Notes	5.000%		05/01/23	3,400	3,374,500
Dollar Tree, Inc., Gtd. Notes, 144A(b)	5.750%		03/01/23	4,175	4,331,562
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%		10/15/20	9,550	9,884,250
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes, 144A	6.750%		06/15/23	3,075	2,798,250
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500%		05/01/21	4,175	3,903,625
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.750%		01/15/22	6,345	5,900,850
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%		06/15/20	4,284	4,284,000

Hot Topic, Inc., Sr. Sec’d. Notes, 144A (original cost $5,612,875; purchased 06/06/13-01/03/14)(c)(d)	9.250%	06/15/21	5,600	5,376,000
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	5,685	6,011,887
Landry’s, Inc., Gtd. Notes, 144A (original cost $10,675,380; purchased 04/19/12-02/10/15)(c)(d)	9.375%	05/01/20	10,386	11,087,055
Neiman Marcus Group Ltd., LLC, Gtd. Notes, 144A(b)	8.000%	10/15/21	24,116	24,839,480
New Red Finance, Inc. (Canada), Sec’d. Notes, 144A(b)	6.000%	04/01/22	6,875	6,978,125
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A(b)	10.250%	06/30/20	2,725	2,650,063
PVH Corp., Sr. Unsec’d. Notes(b)	4.500%	12/15/22	1,654	1,600,245
Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23	13,450	13,349,125
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.500%	06/01/24	5,700	5,272,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	7.375%	08/01/21	2,200	2,293,500
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $6,700,000; purchased 05/29/15)(c)(d)	8.000%	06/15/22	6,700	6,700,000

				149,604,967

Semiconductors — 1.4%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22	3,345	3,495,525
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(b)	5.250%	08/01/23	12,100	11,129,580
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24	1,975	1,812,062
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26	11,200	10,080,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(b)	4.625%	06/15/22	6,800	6,749,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21	2,860	2,974,400
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	4.875%	10/15/23	6,075	5,801,625
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25	1,925	1,807,094

				43,849,286

Software — 5.6%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21	750	789,375
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	11,675	11,698,233
Audatex North America, Inc., Gtd. Notes, 144A	6.125%	11/01/23	5,015	5,040,075
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(b)	8.125%	07/15/21	15,820	12,784,537
Boxer Parent Co., Sr. Unsec’d. Notes, PIK, 144A(b)	9.000%	10/15/19	17,560	12,467,600
Emdeon, Inc., Gtd. Notes	11.000%	12/31/19	11,800	12,567,000
First Data Corp., Gtd. Notes	10.625%	06/15/21	9,444	10,352,985
First Data Corp., Gtd. Notes	11.250%	01/15/21	4,650	5,080,125
First Data Corp., Gtd. Notes(b)	11.750%	08/15/21	28,831	32,002,410
First Data Corp., Gtd. Notes	12.625%	01/15/21	23,812	27,056,385
First Data Corp., Sr. Sec’d. Notes, 144A(b)	6.750%	11/01/20	132	137,940
Infor Software Parent LLC/Infor Software Parent, Inc., Gtd. Notes, PIK, 144A (original cost $11,527,944; purchased 04/03/14-07/31/15)(b)(c)(d)	7.125%	05/01/21	11,516	10,134,080
Infor US, Inc., Gtd. Notes, 144A (original cost $13,283,313; purchased 03/18/15-08/18/15)(c)(d)	6.500%	05/15/22	13,265	12,170,638
Italics Merger Sub., Inc., Sr. Unsec’d. Notes, 144A(b)	7.125%	07/15/23	9,225	8,809,875
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	5,800	5,916,000
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20	10,325	10,299,188

				177,306,446

Telecommunications — 6.8%
Aegis Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	10.250%	02/15/23	5,300	5,286,750
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%	11/15/20	5,375	5,657,187
Altice Finco SA (Luxembourg), Gtd. Notes, 144A	7.625%	02/15/25	1,025	955,813
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A(b)	5.375%	07/15/23	10,925	10,488,000
Altice US Finance II Corp., Sr. Sec’d. Notes, 144A(b)	7.750%	07/15/25	3,850	3,407,250
Avaya, Inc., Sec’d. Notes, 144A	10.500%	03/01/21	8,170	3,758,200

CenturyLink, Inc., Series G, Sr. Unsec’d. Notes	6.875%	01/15/28	4,000	3,300,000
CenturyLink, Inc., Series Q, Sr. Unsec’d. Notes	6.150%	09/15/19	1,570	1,562,150
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(b)	6.625%	06/01/20	22,980	23,554,500
CommScope Technologies Finance LLC, Sr. Sec’d. Notes, 144A	6.000%	06/15/25	8,550	8,202,699
CommScope, Inc., Gtd. Notes, 144A	5.500%	06/15/24	3,350	3,199,250
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	6.375%	11/15/22	4,222	4,295,885
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	6.375%	11/15/22	2,475	2,518,313
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	7.125%	04/01/22	600	517,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%	09/30/20	5,575	5,156,875
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23	7,750	6,975,000
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%	01/31/20	3,465	3,767,598
Frontier Communications Corp., Sr. Unsec’d. Notes(b)	6.250%	09/15/21	1,525	1,269,563
Frontier Communications Corp., Sr. Unsec’d. Notes	7.125%	01/15/23	1,950	1,602,705
Frontier Communications Corp., Sr. Unsec’d. Notes	8.500%	04/15/20	250	243,125
Frontier Communications Corp., Sr. Unsec’d. Notes	8.750%	04/15/22	4,400	3,918,332
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%	08/01/23	12,000	9,900,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	10/15/20	5,700	5,229,750
Northwestern Bell Telephone, Sr. Unsec’d. Notes	7.750%	05/01/30	750	829,921
Sprint Capital Corp., Gtd. Notes(b)	6.875%	11/15/28	16,670	11,960,725
Sprint Capital Corp., Gtd. Notes	6.900%	05/01/19	14,940	13,147,200
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18	2,656	2,786,941
Sprint Communications, Inc., Sr. Unsec’d. Notes	7.000%	08/15/20	2,075	1,749,474
Sprint Corp., Gtd. Notes(b)	7.125%	06/15/24	9,650	7,426,640
Sprint Corp., Gtd. Notes	7.625%	02/15/25	10,375	8,034,141
Sprint Corp., Gtd. Notes	7.875%	09/15/23	4,235	3,427,703
Syniverse Holdings, Inc., Gtd. Notes	9.125%	01/15/19	4,830	4,105,500
T-Mobile USA, Inc., Gtd. Notes(b)	6.375%	03/01/25	7,350	7,056,000
T-Mobile USA, Inc., Gtd. Notes	6.633%	04/28/21	5,650	5,664,125
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, 144A(b)	5.303%	05/30/24	8,525	8,333,187
West Corp., Gtd. Notes, 144A(b)	5.375%	07/15/22	5,450	5,034,437
Wind Acquisition Finance SA (Italy), Sec’d. Notes, 144A	7.375%	04/23/21	13,425	13,257,187
Windstream Services LLC, Gtd. Notes(b)	6.375%	08/01/23	6,675	4,810,005
Windstream Services LLC, Gtd. Notes(b)	7.500%	04/01/23	3,860	2,856,400

				215,246,031

Textiles — 0.6%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21	19,932	19,732,680

Transportation — 0.9%
Hornbeck Offshore Services, Inc., Gtd. Notes(b)	5.875%	04/01/20	3,622	2,843,270
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., Sr. Sec’d. Notes, 144A	7.375%	01/15/22	5,850	4,709,250
OPE KAG Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	7.875%	07/31/23	4,375	4,440,625
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%	06/15/22	12,250	10,358,906
XPO Logistics, Inc., Sr. Unsec’d. Notes, 144A(b)	7.875%	09/01/19	5,125	4,996,875

				27,348,926

TOTAL CORPORATE BONDS (cost $3,138,522,926)				2,959,711,124

	Shares
COMMON STOCKS
Cable
Adelphia Recovery Trust*(c)	500,000	500

Media
DEX Media, Inc.*(b)(c)	36,485	4,926

Telecommunications
Netia SA (Poland)*(c)	227,114	334,681

TOTAL COMMON STOCKS (cost $24,646,419)		340,107

PREFERRED STOCKS — 0.1%
Banking — 0.1%
Goldman Sachs Group, Inc. (The) Series K(c)	87,000	2,276,790

Building Materials & Construction
New Millennium Homes LLC (original cost $0; purchased 09/25/00)*(c)(d)	3,000	153,000

Cable
Adelphia Communications Corp. (Class A Stock)*	5,000	5

TOTAL PREFERRED STOCKS (cost $2,179,765)		2,429,795

	Units
WARRANTS*(i)
Media & Entertainment
MediaNews Group, Inc., expiring 03/19/17 (cost $0)(c)	5,557	56

TOTAL LONG-TERM INVESTMENTS (cost $3,229,371,284)		3,021,862,099

	Shares
SHORT-TERM INVESTMENTS — 19.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $5,123,680)(g)	539,848	5,031,379
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $602,184,850; includes $516,278,015 of cash collateral for securities on loan)(f)(g)	602,184,850	602,184,850

TOTAL SHORT-TERM INVESTMENTS (cost $607,308,530)		607,216,229

TOTAL INVESTMENTS — 115.1% (cost $3,836,679,814)		3,629,078,328
Liabilities in excess of other assets(h) — (15.1)%		(476,063,964)

NET ASSETS — 100.0%		$3,153,014,364

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $506,038,248; cash collateral of $516,278,015 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.

(c)	Indicates a security or securities that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $249,450,078. The aggregate value of $232,078,779 is approximately 7.4% of net assets.
(e)	Represents issuer in default on interest payments. Non-income producing security. Such security may be post maturity.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
(i)	The amount represents the fair value of derivative instrustments subject to equity contracts risk exposure as of September 30, 2015.

Credit default swap agreements outstanding at September 30, 2015:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(2)	Implied Credit Spread at September 30, 2015(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on corporate issues—Sell Protection(1):
NRG Energy, Inc.	03/20/16	4.100%	3,150	0.807%	$53,262	$—	$53,262	Goldman Sachs & Co.

The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$13,155,308	$—
Residential Mortgage-Backed Securities		90,179
Bank Loans	—	39,256,257	5,829,621
Collateralized Mortgage Obligations	—	1,049,652	—
Corporate Bonds	—	2,951,010,970	8,700,154
Common Stocks	339,607	—	500
Preferred Stocks	2,276,790	—	153,005
Warrants	—	—	56
Affiliated Money Market Mutual Funds	607,216,229	—	—
Other Financial Instruments*
OTC credit default swaps	—	53,262	—

Total	$609,832,626	$3,004,615,628	$14,683,336

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Jennison 20/20 Focus Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Aerospace & Defense — 1.1%
Boeing Co. (The)	17,676	$2,314,672

Automobiles — 2.3%
Tesla Motors, Inc.*(a)	19,635	4,877,334

Banks — 4.8%
JPMorgan Chase & Co.	91,944	5,605,826
PNC Financial Services Group, Inc. (The)	53,588	4,780,049

		10,385,875

Biotechnology — 8.6%
Alexion Pharmaceuticals, Inc.*	41,213	6,445,301
Celgene Corp.*	58,775	6,357,692
Regeneron Pharmaceuticals, Inc.*	12,252	5,698,895

		18,501,888

Chemicals — 0.8%
FMC Corp.	49,572	1,680,987

Consumer Finance — 1.7%
SLM Corp.*	482,530	3,570,722

Electric Utilities — 1.6%
FirstEnergy Corp.	110,031	3,445,071

Electrical Equipment — 1.6%
Eaton Corp. PLC	65,235	3,346,556

Energy Equipment & Services — 1.3%
Halliburton Co.	78,930	2,790,176

Food Products — 2.1%
Mondelez International, Inc. (Class A Stock)	105,715	4,426,287

Hotels, Restaurants & Leisure — 7.1%
Carnival Corp.	97,700	4,855,690
McDonald’s Corp.	25,460	2,508,574
Starbucks Corp.	138,281	7,859,892

		15,224,156

Insurance — 2.4%
MetLife, Inc.	109,780	5,176,127

Internet & Catalog Retail — 7.2%
Amazon.com, Inc.*	19,700	10,084,233
Netflix, Inc.*	52,097	5,379,536

		15,463,769

Internet Software & Services — 15.1%
Facebook, Inc. (Class A Stock)*	131,732	11,842,707
Google, Inc. (Class A Stock)*	8,083	5,159,945
Google, Inc. (Class C Stock)	8,512	5,178,871
LinkedIn Corp. (Class A Stock)*	28,350	5,390,185
Tencent Holdings Ltd. (China), ADR	289,815	4,892,077

		32,463,785

IT Services — 5.1%
MasterCard, Inc. (Class A Stock)	36,636	3,301,636
Visa, Inc. (Class A Stock)	109,309	7,614,465

		10,916,101

Media — 5.2%
Comcast Corp. (Class A Stock)	65,163	3,706,471
Walt Disney Co. (The)	73,215	7,482,573

		11,189,044

Multiline Retail — 2.1%
Target Corp.	58,529	4,603,891

Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp.	39,762	2,401,227
Noble Energy, Inc.	73,502	2,218,291

		4,619,518

Pharmaceuticals — 11.1%
Allergan PLC*	38,655	10,506,815
Bayer AG (Germany), ADR	30,768	3,939,535
Merck & Co., Inc.	45,666	2,255,444
Pfizer, Inc.	48,038	1,508,873
Shire PLC (Ireland), ADR	27,820	5,709,499

		23,920,166

Semiconductors & Semiconductor Equipment — 0.4%
Texas Instruments, Inc.	15,871	785,932

Software — 5.4%
Microsoft Corp.	83,941	3,715,229
salesforce.com, inc.*	114,606	7,957,094

		11,672,323

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	67,207	7,412,932
Hewlett-Packard Co.	117,348	3,005,282

		10,418,214

Textiles, Apparel & Luxury Goods — 5.4%
NIKE, Inc. (Class B Stock)	54,591	6,713,055
Under Armour, Inc. (Class A Stock)*(a)	51,400	4,974,492

		11,687,547

TOTAL LONG-TERM INVESTMENTS (cost $180,951,917)		213,480,141

SHORT-TERM INVESTMENT — 5.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $11,300,456; includes $9,830,324 of cash collateral for securities on loan)(b)(c)	11,300,456	11,300,456

TOTAL INVESTMENTS — 104.7% (cost $192,252,373)		224,780,597
Liabilities in excess of other assets — (4.7)%		(10,022,300)

NET ASSETS — 100.0%		$214,758,297

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,802,891; cash collateral of $9,830,324 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,314,672	$—	$—
Automobiles	4,877,334	—	—
Banks	10,385,875	—	—
Biotechnology	18,501,888	—	—
Chemicals	1,680,987	—	—
Consumer Finance	3,570,722	—	—
Electric Utilities	3,445,071	—	—
Electrical Equipment	3,346,556	—	—
Energy Equipment & Services	2,790,176	—	—
Food Products	4,426,287	—	—
Hotels, Restaurants & Leisure	15,224,156	—	—
Insurance	5,176,127	—	—
Internet & Catalog Retail	15,463,769	—	—
Internet Software & Services	32,463,785	—	—
IT Services	10,916,101	—	—
Media	11,189,044	—	—
Multiline Retail	4,603,891	—	—
Oil, Gas & Consumable Fuels	4,619,518	—	—
Pharmaceuticals	23,920,166	—	—
Semiconductors & Semiconductor Equipment	785,932	—	—
Software	11,672,323	—	—
Technology Hardware, Storage & Peripherals	10,418,214	—	—
Textiles, Apparel & Luxury Goods	11,687,547	—	—
Affiliated Money Market Mutual Fund	11,300,456	—	—

Total	$224,780,597	$—	$—

Jennison Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Aerospace & Defense — 1.8%
Boeing Co. (The)	216,054	$28,292,271

Automobiles — 1.4%
Tesla Motors, Inc.*(a)	89,122	22,137,905

Banks — 0.9%
Citigroup, Inc.	300,341	14,899,917

Beverages — 0.7%
Monster Beverage Corp.*	80,793	10,918,366

Biotechnology — 7.3%
Alexion Pharmaceuticals, Inc.*	151,679	23,721,079
Biogen Idec, Inc.*	99,725	29,100,752
Celgene Corp.*	254,385	27,516,825
Gilead Sciences, Inc.	57,044	5,601,150
Incyte Corp. Ltd.*	54,426	6,004,821
Regeneron Pharmaceuticals, Inc.*	45,382	21,108,984
Vertex Pharmaceuticals, Inc.*	42,144	4,388,876

		117,442,487

Capital Markets — 0.9%
Morgan Stanley	473,395	14,911,943

Chemicals — 1.3%
Monsanto Co.	148,316	12,657,288
Sherwin-Williams Co. (The)	37,053	8,254,667

		20,911,955

Communications Equipment — 0.5%
Palo Alto Networks, Inc.*	43,507	7,483,204

Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.	196,486	16,996,039

Energy Equipment & Services — 0.6%
Schlumberger Ltd.	134,801	9,297,225

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	183,152	26,478,284
Kroger Co. (The)	551,152	19,880,053

		46,358,337

Health Care Equipment & Supplies — 1.6%
Abbott Laboratories	628,698	25,286,234

Hotels, Restaurants & Leisure — 5.1%
Chipotle Mexican Grill, Inc.*	30,391	21,889,118
Marriott International, Inc. (Class A Stock)(a)	323,643	22,072,453
Starbucks Corp.	650,990	37,002,271

		80,963,842

Internet & Catalog Retail — 9.3%
Amazon.com, Inc.*	137,730	70,502,610
JD.com, Inc. (China), ADR*(a)	299,725	7,810,833
Netflix, Inc.*	396,163	40,907,791
Priceline Group, Inc. (The)*	23,874	29,528,796

		148,750,030

Internet Software & Services — 13.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	184,101	10,856,436
Facebook, Inc. (Class A Stock)*	719,879	64,717,122
Google, Inc. (Class A Stock)*	63,756	40,699,918
Google, Inc. (Class C Stock)*	68,965	41,959,685
LinkedIn Corp. (Class A Stock)*	142,924	27,174,140
Tencent Holdings Ltd. (China)	1,664,987	28,066,004

		213,473,305

IT Services — 7.6%
FleetCor Technologies, Inc.*	134,828	18,555,030
MasterCard, Inc. (Class A Stock)	604,161	54,446,989
Visa, Inc. (Class A Stock)	706,982	49,248,366

		122,250,385

Life Sciences Tools & Services — 1.5%
Illumina, Inc.*	140,349	24,676,161

Media — 3.3%
Time Warner, Inc.	266,914	18,350,338
Walt Disney Co. (The)	339,331	34,679,628

		53,029,966

Multiline Retail — 1.2%
Dollar General Corp.	266,825	19,328,803

Oil, Gas & Consumable Fuels — 0.9%
Concho Resources, Inc.*	150,380	14,782,354

Pharmaceuticals — 7.0%
Allergan PLC*	106,694	29,000,496
Bristol-Myers Squibb Co.	487,475	28,858,520
Novo Nordisk A/S (Denmark), ADR	472,795	25,644,401
Shire PLC (Ireland), ADR	137,740	28,268,380

		111,771,797

Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	210,181	18,491,724

Road & Rail — 0.4%
Canadian Pacific Railway Ltd. (Canada)	42,818	6,147,380

Semiconductors & Semiconductor Equipment — 2.0%
ARM Holdings PLC (United Kingdom), ADR	357,540	15,463,605
NXP Semiconductors NV (Netherlands)*	181,641	15,815,482

		31,279,087

Software — 8.5%
Adobe Systems, Inc.*	377,048	31,000,887
FireEye, Inc.*(a)	221,211	7,038,934
Red Hat, Inc.*	326,115	23,441,146
salesforce.com, inc.*	475,014	32,980,222
Splunk, Inc.*	282,039	15,610,859
VMware, Inc. (Class A Stock)*	122,862	9,680,297
Workday, Inc. (Class A Stock)*(a)	236,962	16,317,203

		136,069,548

Specialty Retail — 5.5%
Inditex SA (Spain)	875,114	29,344,013
O’Reilly Automotive, Inc.*(a)	98,300	24,575,000
Tiffany & Co.	166,208	12,834,582
TJX Cos., Inc. (The)	303,756	21,694,253

		88,447,848

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	769,007	84,821,472

Textiles, Apparel & Luxury Goods — 5.9%
Luxottica Group SpA (Italy)	260,361	18,044,307
NIKE, Inc. (Class B Stock)	408,209	50,197,461
Under Armour, Inc. (Class A Stock)*(a)	266,026	25,745,996

		93,987,764

TOTAL LONG-TERM INVESTMENTS (cost $907,049,711)		1,583,207,349

SHORT-TERM INVESTMENT — 7.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $113,700,178; includes $109,044,691 of cash collateral for securities on loan)(b)(c)	113,700,178	113,700,178

TOTAL INVESTMENTS — 106.2% (cost $1,020,749,889)		1,696,907,527
Liabilities in excess of other assets — (6.2)%		(99,761,231)

NET ASSETS — 100.0%		$1,597,146,296

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $109,100,079; cash collateral of $109,044,691 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$28,292,271	$—	$—
Automobiles	22,137,905	—	—
Banks	14,899,917	—	—
Beverages	10,918,366	—	—
Biotechnology	117,442,487	—	—
Capital Markets	14,911,943	—	—
Chemicals	20,911,955	—	—
Communications Equipment	7,483,204	—	—
Diversified Financial Services	16,996,039	—	—
Energy Equipment & Services	9,297,225	—	—
Food & Staples Retailing	46,358,337	—	—
Health Care Equipment & Supplies	25,286,234	—	—
Hotels, Restaurants & Leisure	80,963,842	—	—
Internet & Catalog Retail	148,750,030	—	—

Internet Software & Services	185,407,301	28,066,004	—
IT Services	122,250,385	—	—
Life Sciences Tools & Services	24,676,161	—	—
Media	53,029,966	—	—
Multiline Retail	19,328,803	—	—
Oil, Gas & Consumable Fuels	14,782,354	—	—
Pharmaceuticals	111,771,797	—	—
Real Estate Investment Trusts (REITs)	18,491,724	—	—
Road & Rail	6,147,380	—	—
Semiconductors & Semiconductor Equipment	31,279,087	—	—
Software	136,069,548	—	—
Specialty Retail	59,103,835	29,344,013	—
Technology Hardware, Storage & Peripherals	84,821,472	—	—
Textiles, Apparel & Luxury Goods	75,943,457	18,044,307	—
Affiliated Money Market Mutual Fund	113,700,178	—	—

Total	$1,621,453,203	$75,454,324	$—

Money Market Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 16.4%
Bank of America NA	0.394%	(a)	01/07/16	4,000	$4,000,000
Bank of Montreal	0.280%		12/21/15	6,000	6,000,000
Bank of Nova Scotia	0.383%	(a)	03/10/16	2,000	2,000,000
Bank of Nova Scotia	0.406%	(a)	01/11/16	8,000	8,001,615
Bank of Nova Scotia	0.511%	(a)	05/16/16	1,000	1,000,795
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)	0.200%		10/01/15	5,000	5,000,000
BMO Harris Bank NA	0.399%	(a)	01/19/16	6,000	6,000,000
Canadian Imperial Bank of Commerce	0.336%	(a)	03/14/16	4,000	4,000,000
Canadian Imperial Bank of Commerce	0.421%	(a)	11/16/15	3,800	3,800,145
Canadian Imperial Bank of Commerce	0.436%	(a)	03/24/16	2,800	2,801,026
Citibank NA	0.200%		10/05/15	1,000	1,000,000
HSBC Bank USA NA	0.314%	(a)	10/28/15	3,000	3,000,000
HSBC Bank USA NA	0.490%	(a)	03/18/16	5,000	5,001,030
Royal Bank of Canada	0.326%	(a)	02/12/16	4,000	4,000,000
Royal Bank of Canada	0.363%	(a)	12/11/15	5,000	5,000,000
Skandinaviska Enskilda Banken AB	0.297%	(a)	10/15/15	3,000	3,000,000
State Street Bank & Trust Co.	0.240%		10/14/15	3,000	3,000,000
State Street Bank & Trust Co.	0.334%	(a)	10/01/15	6,000	6,000,000
State Street Bank & Trust Co.	0.361%	(a)	03/21/16	4,000	4,000,000
State Street Bank & Trust Co.	0.363%	(a)	02/10/16	5,000	5,000,000
Sumitomo Mitsui Banking Corp.	0.200%		10/29/15	3,000	3,000,000
Sumitomo Mitsui Banking Corp.	0.394%	(a)	01/14/16	5,000	5,000,000
Svenska Handelsbanken AB	0.344%	(a)	01/27/16	1,000	1,000,000
Toronto-Dominion Bank (The)	0.160%		11/09/15	7,000	7,000,000
Toronto-Dominion Bank (The)	0.289%	(a)	10/06/15	10,000	10,000,000
U.S. Bank NA	0.297%	(a)	10/30/15	5,000	5,000,000
Wells Fargo Bank NA	0.347%	(a)	05/03/16	2,000	2,000,000

					114,604,611

COMMERCIAL PAPER — 36.1%
ABN AMRO Funding USA LLC, 144A	0.198%	(b)	10/29/15	14,000	13,997,877
Caisse Centrale Desjardins du Quebec, 144A	0.295%	(a)	10/22/15	10,000	10,000,000
Caterpillar Financial Services Corp.	0.122%	(b)	11/02/15	10,000	9,998,933
CDP Financial, Inc., 144A	0.203%	(b)	10/13/15	3,000	2,999,800
CDP Financial, Inc., 144A	0.203%	(b)	10/15/15	5,000	4,999,611
CDP Financial, Inc., 144A	0.213%	(b)	10/06/15	5,000	4,999,854
Commonwealth Bank of Australia, 144A	0.336%	(a)	04/13/16	7,000	7,000,000
Danaher Corp., 144A	0.173%	(b)	10/01/15	12,000	12,000,000
DNB Bank ASA, 144A	0.366%	(a)	04/21/16	4,000	4,000,000
European Investment Bank	0.142%	(b)	10/22/15	3,000	2,999,755
European Investment Bank	0.198%	(b)	10/05/15	5,000	4,999,892
European Investment Bank	0.208%	(b)	10/07/15	8,000	7,999,727
Exxon Mobil Corp.	0.142%	(b)	10/02/15	3,000	2,999,988
HSBC Bank PLC, 144A	0.344%	(a)	04/29/16	6,000	6,000,000
ING US Funding LLC	0.162%	(b)	10/13/15	14,000	13,999,253
International Bank for Reconstruction & Development	0.183%	(b)	11/05/15	3,000	2,999,475
International Bank for Reconstruction & Development	0.213%	(b)	11/02/15	4,000	3,999,253
International Busines Machines Co., 144A	0.122%	(b)	10/26/15	5,000	4,999,583
International Finance Corp.	0.152%	(b)	10/05/15	3,000	2,999,950
International Finance Corp.	0.213%	(b)	11/12/15	6,000	5,998,530
International Finance Corp.	0.223%	(b)	11/03/15	3,000	2,999,395
JPMorgan Securities LLC, 144A	0.396%	(a)	10/20/15	3,000	3,000,000
JPMorgan Securities LLC, 144A	0.423%	(a)	05/09/16	2,000	2,000,000
JPMorgan Securities LLC, 144A	0.454%	(a)	04/27/16	4,000	4,000,000
KFW, 144A	0.193%	(b)	10/01/15	5,000	5,000,000

KFW, 144A	0.193%	(b)	10/07/15	1,000	999,968
KFW, 144A	0.203%	(b)	10/02/15	4,000	3,999,978
KFW, 144A	0.203%	(b)	10/09/15	6,000	5,999,733
Novartis Finance Corp., 144A	0.122%	(b)	10/30/15	10,000	9,999,033
Novartis Finance Corp., 144A	0.183%	(b)	10/14/15	5,000	4,999,675
Province of Ontario	0.122%	(b)	10/02/15	10,250	10,249,966
Province of Quebec, 144A	0.152%	(b)	10/21/15	5,000	4,999,583
Province of Quebec, 144A	0.152%	(b)	11/02/15	7,000	6,999,067
Province of Quebec, 144A	0.162%	(b)	10/20/15	5,000	4,999,578
PSP Capital, Inc., 144A	0.162%	(b)	10/02/15	5,000	4,999,978
PSP Capital, Inc., 144A	0.203%	(b)	10/14/15	6,000	5,999,567
Schlumberger Investment SA, 144A	0.203%	(b)	10/15/15	1,000	999,922
Skandinaviska Enskilda Banken AB, 144A	0.223%	(b)	10/02/15	6,000	5,999,963
Total Capital Canada Ltd., 144A	0.173%	(b)	10/08/15	3,000	2,999,901
Toyota Motor Credit Corp.	0.291%	(a)	10/30/15	2,000	2,000,000
United Tech Corp., 144A	0.183%	(b)	10/05/15	2,000	1,999,960
Volkswagan Credit, Inc., 144A	0.193%	(b)	10/09/15	11,000	10,999,536
Wal-Mart Stores, Inc., 144A	0.132%	(b)	11/09/15	7,000	6,999,014
Wal-Mart Stores, Inc., 144A	0.152%	(b)	10/30/15	8,880	8,878,927

					252,114,225

OTHER CORPORATE OBLIGATIONS — 4.2%
Bank of Montreal, Sr. Unsec’d. Notes, MTN	0.809%	(a)	07/15/16	2,500	2,507,069
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A	0.452%	(a)	12/04/15	2,000	2,000,542
Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A	0.534%	(a)	06/03/16	7,000	7,005,833
Export Development Canada, Unsec’d. Notes, MTN, 144A	0.196%	(a)	11/12/15	3,000	2,999,952
General Electric Capital Corp., Gtd. Notes, MTN	0.884%	(a)	01/08/16	4,140	4,146,545
New York Life Global Funding, Sec’d. Notes., 144A	0.313%	(a)	10/05/15	4,000	4,000,037
Total Capital Canada Ltd., Gtd. Notes	0.669%	(a)	01/15/16	2,600	2,602,855
Volkswagen International Finance NV, Gtd. Notes, 144A	0.654%	(a)	11/18/15	1,000	1,000,307
Wells Fargo Bank NA, Sr. Unsec’d. Notes	0.479%	(a)	06/02/16	3,000	3,001,649

					29,264,789

TIME DEPOSITS — 3.2%
Australia & New Zealand Banking Group Ltd.	0.300%		10/06/15	4,500	4,500,000
Australia & New Zealand Banking Group Ltd.(c)	0.320%		11/10/15	4,000	4,000,000
Credit Agricole Corporate & Investment Bank	0.060%		10/01/15	8,608	8,608,000
U.S. Bank NA	0.130%		10/01/15	5,000	5,000,000

					22,108,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.9%
Federal Farm Credit Bank	0.134%	(a)	07/25/16	2,000	1,999,434
Federal Farm Credit Bank	0.174%	(a)	11/25/15	2,000	2,000,199
Federal Farm Credit Bank	0.176%	(a)	10/03/16	5,000	4,998,784
Federal Farm Credit Bank	0.181%	(a)	02/03/16	3,000	3,000,054
Federal Farm Credit Bank	0.194%	(a)	12/28/16	2,000	1,999,749
Federal Farm Credit Bank	0.197%	(a)	10/01/15	3,000	3,000,000
Federal Farm Credit Bank	0.207%	(a)	06/30/16	4,000	3,999,562
Federal Farm Credit Bank	0.212%	(a)	03/31/16	1,000	999,996
Federal Farm Credit Bank	0.223%	(a)	05/04/16	4,000	4,001,106
Federal Farm Credit Bank	0.226%	(a)	09/14/16	4,000	4,000,836
Federal Farm Credit Bank	0.383%	(b)	06/06/16	5,000	4,987,031
Federal Home Loan Bank	0.101%	(b)	10/02/15	11,000	10,999,969
Federal Home Loan Bank	0.106%	(b)	10/09/15	21,000	20,999,511
Federal Home Loan Bank	0.114%	(b)	11/18/15	10,000	9,998,501
Federal Home Loan Bank	0.142%	(b)	10/30/15	5,000	4,999,436
Federal Home Loan Bank	0.147%	(b)	12/17/15	2,000	1,999,380

Federal Home Loan Bank	0.152%	(b)	10/23/15	2,000	1,999,817
Federal Home Loan Bank	0.154%	(a)	08/25/16	3,000	3,000,000
Federal Home Loan Bank	0.156%	(a)	08/24/16	10,000	9,999,140
Federal Home Loan Bank	0.158%	(a)	08/18/16	2,000	1,999,907
Federal Home Loan Bank	0.166%	(a)	03/03/16	4,000	3,999,957
Federal Home Loan Bank	0.171%	(a)	08/19/16	3,000	2,999,866
Federal Home Loan Bank	0.172%	(a)	09/01/16	8,000	7,999,405
Federal Home Loan Bank	0.174%	(a)	11/25/15 - 09/02/16	32,000	32,000,028
Federal Home Loan Bank	0.176%	(b)	11/06/15	11,000	10,998,090
Federal Home Loan Bank	0.179%	(a)	03/28/16 - 09/08/16	7,000	7,000,000
Federal Home Loan Bank	0.180%	(b)	11/03/15	8,500	8,498,620
Federal Home Loan Bank	0.191%	(a)	01/21/16	6,000	5,999,908
Federal Home Loan Bank	0.196%	(b)	11/13/15	6,000	5,998,614
Federal Home Loan Bank	0.203%	(b)	11/16/15	3,000	2,999,233
Federal Home Loan Bank	0.209%	(a)	12/24/15	5,000	4,999,734
Federal Home Loan Bank	0.223%	(b)	11/12/15 - 12/03/15	9,000	8,997,501
Federal Home Loan Bank	0.226%	(a)	03/11/16	2,000	2,000,170
Federal Home Loan Bank	0.234%	(b)	01/20/16	1,000	999,291
Federal Home Loan Bank	0.236%	(a)	03/14/16	10,000	10,000,000
Federal Home Loan Bank	0.274%	(b)	12/16/15	5,000	4,997,150
Federal Home Loan Bank	0.289%	(b)	12/18/15	6,000	5,996,302
Federal Home Loan Mortgage Corp.	0.152%	(b)	10/26/15	8,000	7,999,167
Federal Home Loan Mortgage Corp.	0.164%	(a)	09/02/16	5,000	5,000,000
Federal Home Loan Mortgage Corp.	0.173%	(a)	02/18/16	11,000	10,999,405
Federal Home Loan Mortgage Corp.	0.189%	(a)	10/16/15	3,000	3,000,017
Federal Home Loan Mortgage Corp.	0.211%	(a)	07/21/16	2,000	1,999,925
Federal National Mortgage Assoc.	0.204%	(a)	07/25/16	3,000	3,001,016
Federal National Mortgage Assoc.	0.223%	(b)	02/02/16	5,000	4,996,211

					264,462,022

REPURCHASE AGREEMENT(d) — 2.2%
TD Securities (USA) LLC 0.11%, dated 09/30/15, due 10/01/15 in the amount of $15,000,046				15,000	15,000,000

TOTAL INVESTMENTS — 100.0% (cost $697,553,647)					697,553,647
Liabilities in excess of other assets					(111,771)

NET ASSETS — 100.0%					$697,441,876

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2015.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	The value of the Repurchase Agreement is $15,000,000. The Repurchase Agreement is collateralized by a U.S. Treasury Obligation (coupon rate 0.625%, maturity date 09/30/17), with the value, including accrued interest of $15,300,006. The Repurchase Agreement is subject to a contractual netting arrangement. For further detail on the repurchase agreement and the corresponding counterparty, see the Schedule of Investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$114,604,611	$—
Commercial Paper	—	252,114,225	—
Other Corporate Obligations	—	29,264,789	—
Time Deposits	—	22,108,000	—
U.S. Government Agency Obligations	—	264,462,022	—
Repurchase Agreement	—	15,000,000	—

Total	$—	$697,553,647	$—

Natural Resources Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 96.6%
Aluminum — 0.9%
Alcoa, Inc.	9,106	$87,964
Century Aluminum Co.*(a)	119,396	549,222
Constellium NV (Netherlands) (Class A Stock)*	556,144	3,370,233
Norsk Hydro ASA (Norway)	24,980	83,297

		4,090,716

Coal & Consumable Fuels — 0.6%
CONSOL Energy, Inc.(a)	250,988	2,459,682

Diversified Chemicals — 2.6%
BASF SE (Germany)	754	57,669
Dow Chemical Co. (The)	164,472	6,973,613
E.I. du Pont de Nemours & Co.	1,713	82,567
FMC Corp.	133,729	4,534,750

		11,648,599

Diversified Metals & Mining — 6.9%
Anglo American PLC (United Kingdom)	6,921	57,812
BHP Billiton Ltd. (Australia), ADR(a)	163,919	5,183,119
First Quantum Minerals Ltd. (Canada)	825,678	3,025,527
Freeport-McMoRan Copper & Gold, Inc.	229,483	2,223,690
Glencore PLC (Switzerland)	2,320,286	3,220,696
Ivanhoe Mines Ltd. (Canada)*(a)	357,087	173,928
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(b)	433,900	211,341
Lundin Mining Corp. (Canada)*	1,711,348	4,834,606
Northern Dynasty Minerals Ltd. (Canada)*(a)	399,636	123,567
Rio Tinto PLC (United Kingdom), ADR(a)	158,514	5,360,943
Southern Copper Corp. (Peru)(a)	227,876	6,088,847

		30,504,076

Fertilizers & Agricultural Chemicals — 1.1%
Monsanto Co.	1,045	89,180
Potash Corp. of Saskatchewan, Inc. (Canada)	240,565	4,943,611

		5,032,791

Gold — 6.9%
Agnico Eagle Mines Ltd. (Canada)	227,329	5,755,970
Alacer Gold Corp.	1,330,410	3,000,775
Algold Resources Ltd. (Canada), 144A*(b)	29,193	2,297
Axmin, Inc. (Canada)*	155,620	1,166
B2Gold Corp. (Canada)*(a)	2,155,332	2,277,271
Barrick Gold Corp. (Canada)	594,296	3,779,723
Eldorado Gold Corp. (Canada)	1,186,327	3,804,781
Goldcorp, Inc. (Canada)	4,972	62,249
Guyana Goldfields Inc., Reg. D (Canada)*	365,319	980,024
Guyana Goldfields, Inc. (Canada), 144A*(b)	726,972	1,950,213
Kinross Gold Corp. (Canada)*(a)	40,243	69,218
Newmont Mining Corp.	5,116	82,214
Randgold Resources Ltd. (United Kingdom), ADR	146,752	8,671,576

		30,437,477

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	28,023	3,575,174

Integrated Oil & Gas — 4.9%
Chevron Corp.	565	44,567
Occidental Petroleum Corp.	135,454	8,960,282
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	1,415	67,057
Suncor Energy, Inc. (Canada)	472,281	12,619,348

		21,691,254

Oil & Gas Drilling — 2.2%
Independence Contract Drilling Inc.*(a)	336,881	1,677,668
Patterson-UTI Energy, Inc.	439,487	5,774,859
Rowan Cos. PLC (Class A Stock)	143,813	2,322,580

		9,775,107

Oil & Gas Equipment & Services — 15.9%
Baker Hughes, Inc.	2,006	104,392
Cameron International Corp.*	266,489	16,341,106
Core Laboratories NV(a)	28,745	2,868,751
Dril-Quip, Inc.*	169,101	9,845,060
FMC Technologies, Inc.*	207,575	6,434,825
Halliburton Co.	381,321	13,479,697
National Oilwell Varco, Inc.(a)	2,460	92,619
RPC, Inc.(a)	211,804	1,874,466
Schlumberger Ltd.	218,057	15,039,391
Superior Energy Services, Inc.	359,753	4,543,680

		70,623,987

Oil & Gas Exploration & Production — 38.0%
Africa Oil Corp. (Canada)*(a)	353,810	410,945
Africa Oil Corp., Reg. D (Canada)*	42,762	49,667
Anadarko Petroleum Corp.	299,241	18,071,164
Antero Resources Corp*(a)	166,962	3,532,916
Bankers Petroleum Ltd. (Canada)*	718,499	936,821
Cabot Oil & Gas Corp.	3,764	82,281
Canadian Natural Resources Ltd. (Canada)	1,489	28,961
Cimarex Energy Co.	103,487	10,605,348
Cobalt International Energy, Inc.*	461,199	3,265,289
Concho Resources, Inc.*	203,140	19,968,662
ConocoPhillips	1,747	83,786
Continental Resources, Inc.*(a)	2,203	63,821
Crew Energy Inc (Canada)*	438,928	1,341,945
Devon Energy Corp.	279,047	10,349,853
EOG Resources, Inc.	206,991	15,068,945
EQT Corp.	992	64,252
Genel Energy PLC (United Kingdom)*	378,961	1,593,129
Gulfport Energy Corp.*	160,210	4,755,033
Hess Corp.	99,745	4,993,235
Kosmos Energy Ltd.*	331,163	1,847,889
Laredo Petroleum, Inc.*	364,251	3,434,887
Lekoil Ltd. (Nigeria)*	820,280	263,686
Lekoil Ltd., Reg. D (Nigeria)*	2,947,579	947,524
Marathon Oil Corp.	456,884	7,036,014
MEG Energy Corp. (Canada)*	198,510	1,225,719
MEG Energy Corp. (Canada), 144A*(b)	131,600	812,577
Newfield Exploration Co.*	202,319	6,656,295
Noble Energy, Inc.	459,476	13,866,986
NuVista Energy Ltd. (Canada)*	383,330	1,450,593
Oasis Petroleum, Inc.*(a)	157,868	1,370,294
Oil Search Ltd. (Australia)	661,043	3,356,402
PDC Energy, Inc.*(a)	199,210	10,560,122
Pioneer Natural Resources Co.	44,436	5,405,195
Range Resources Corp.	210,550	6,762,866
Rice Energy, Inc.*	270,745	4,375,239
Seven Generations Energy Ltd. (Canada), 144A*(b)	129,839	1,226,878
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	53,477	505,317
Sintana Energy, Inc. (Canada)*	321,393	36,125
Sintana Energy, Inc. Reg. D (Canada)*	773,332	86,924
Whiting Petroleum Corp.*	152,128	2,322,995

		168,816,580

Oil & Gas Refining & Marketing — 6.4%
Marathon Petroleum Corp.	244,766	11,340,009
Phillips 66	153,410	11,788,024
Valero Energy Corp.	1,502	90,270
Western Refining, Inc.	115,979	5,116,994

		28,335,297

Oil & Gas Storage & Transportation — 2.9%
Cheniere Energy, Inc.*	1,653	79,840
Euronav NV (Belgium)	244,689	3,401,177
Kinder Morgan, Inc.	223,123	6,176,045
Williams Cos., Inc. (The)	90,723	3,343,142

		13,000,204

Packaged Foods & Meats — 0.5%
Adecoagro SA (Luxembourg)*	289,976	2,308,209

Paper Packaging — 0.5%
Packaging Corp. of America	39,105	2,352,557

Precious Metals & Minerals — 0.1%
Lonmin PLC (United Kingdom), 144A(a)(b)	25,898	6,382
Platinum Group Metals Ltd. (Canada)*(a)	1,234,422	283,917
Sedibelo Platinum Mines (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)*(b)(c)	129,100	8,272

		298,571

Renewable Electricity — 0.8%
NextEra Energy Partners LP(a)	55,810	1,216,658
TerraForm Power, Inc. (Class A Stock)(a)	158,796	2,258,079

		3,474,737

Silver — 1.1%
Silver Wheaton Corp. (Canada)(a)	205,866	2,472,450
Tahoe Resources, Inc.	177,274	1,369,573
Tahoe Resources, Inc., 144A (b)	116,000	896,186

		4,738,209

Specialty Chemicals — 2.0%
Ashland, Inc.	407	40,953
Cytec Industries, Inc.	19,247	1,421,391
Ecolab, Inc.	824	90,409
Flotek Industries, Inc.*(a)	260,973	4,358,249
PPG Industries, Inc.	1,006	88,216
WR Grace & Co.*	29,156	2,712,966

		8,712,184

Steel — 1.5%
ArcelorMittal (Luxembourg), ADR(a)	12,260	63,139
Manabi Holding SA (Brazil), Private Placement (original cost $0; purchased 09/04/15), 144A*(b)(c)	6,658	—
Nucor Corp.	2,441	91,660
Reliance Steel & Aluminum Co.	119,054	6,430,106

		6,584,905

TOTAL COMMON STOCKS (cost $520,036,150)		428,460,316

CONVERTIBLE PREFERRED STOCK — 0.1%
Steel
Manabi Holding SA (Brazil) (Class C Preferred), Private Placement (original cost $6,436,272; purchased 09/04/15), 144A*(b)(c)	6,026	572,671

TOTAL LONG-TERM INVESTMENTS (cost $526,472,422)		429,032,987

SHORT-TERM INVESTMENT — 11.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $48,903,513; includes $34,590,985 of cash collateral for securities on loan)(d)(e)	48,903,513	48,903,513

TOTAL INVESTMENTS — 107.7% (cost $575,375,935)		477,936,500
Liabilities in excess of other assets — (7.7)%		(34,045,251)

NET ASSETS — 100.0%		$443,891,249

The following abbreviations are used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $33,815,371; cash collateral of $34,590,985 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $7,539,247. The aggregate value of, $580,943, is approximately 0.1% of net assets.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$4,007,419	$83,297	$—
Coal & Consumable Fuels	2,459,682	—	—
Diversified Chemicals	11,590,930	57,669	—
Diversified Metals & Mining	27,014,227	3,489,849	—
Fertilizers & Agricultural Chemicals	5,032,791	—	—
Gold	27,507,240	2,930,237	—
Industrial Gases	3,575,174	—	—
Integrated Oil & Gas	21,691,254	—	—
Oil & Gas Drilling	9,775,107	—	—
Oil & Gas Equipment & Services	70,623,987	—	—
Oil & Gas Exploration & Production	160,880,070	7,936,510	—
Oil & Gas Refining & Marketing	28,335,297	—	—
Oil & Gas Storage & Transportation	13,000,204	—	—
Packaged Foods & Meats	2,308,209	—	—
Paper Packaging	2,352,557	—	—
Precious Metals & Minerals	283,917	6,382	8,272
Renewable Electricity	3,474,737	—	—
Silver	3,842,023	896,186	—
Specialty Chemicals	8,712,184	—	—
Steel	6,584,905	—	—
Convertible Preferred Stock
Steel	—	—	572,671
Affiliated Money Market Mutual Fund	48,903,513	—	—

Total	$461,955,427	$15,400,130	$580,943

Small Capitalization Stock Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 98.0%
Aerospace & Defense — 1.6%
AAR Corp.	35,671	$676,679
Aerojet Rocketdyne Holdings, Inc.*	66,375	1,073,947
Aerovironment, Inc.*	21,114	423,124
American Science & Engineering, Inc.	7,516	267,269
Cubic Corp.	23,073	967,682
Curtiss-Wright Corp.	49,402	3,083,673
Engility Holdings, Inc.	18,600	479,508
Moog, Inc. (Class A Stock)*	35,694	1,929,975
National Presto Industries, Inc.	5,199	438,068
TASER International, Inc.*(a)	56,500	1,244,412

		10,584,337

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*	26,500	915,840
Echo Global Logistics, Inc.*	27,000	529,200
Forward Air Corp.	32,856	1,363,195
Hub Group, Inc. (Class A Stock)*	37,870	1,378,847
UTi Worldwide, Inc.*	96,900	444,771

		4,631,853

Airlines — 0.8%
Allegiant Travel Co.	13,994	3,026,202
Hawaiian Holdings, Inc.*	51,400	1,268,552
Republic Airways Holdings, Inc.*	53,500	309,230
SkyWest, Inc.	53,160	886,709

		5,490,693

Auto Components — 0.9%
Dorman Products, Inc.*(a)	32,600	1,659,014
Drew Industries, Inc.	25,589	1,397,416
Gentherm, Inc.*	38,100	1,711,452
Standard Motor Products, Inc.	20,499	715,005
Superior Industries International, Inc.	24,418	456,128

		5,939,015

Automobiles — 0.1%
Winnebago Industries, Inc.	28,431	544,454

Banks — 9.1%
Banner Corp.	20,400	974,508
BBCN Bancorp, Inc.	83,982	1,261,410
Boston Private Financial Holdings, Inc.	87,602	1,024,943
Cardinal Financial Corp.	34,100	784,641
Central Pacific Financial Corp.	33,400	700,398
City Holding Co.	16,244	800,829
Columbia Banking System, Inc.	60,708	1,894,697
Community Bank System, Inc.(a)	43,196	1,605,595
CVB Financial Corp.	104,000	1,736,800
First BanCorp (Puerto Rico)*	121,872	433,864
First Commonwealth Financial Corp.	93,510	850,006
First Financial Bancorp	65,203	1,244,073
First Financial Bankshares, Inc.(a)	67,978	2,160,341
First Midwest Bancorp, Inc.	82,440	1,445,998
First NBC Bank Holding Co.*	16,900	592,176
FNB Corp.	184,500	2,389,275
Glacier Bancorp, Inc.	79,973	2,110,488
Hanmi Financial Corp.	33,836	852,667

Home BancShares, Inc.	62,404	2,527,362
Independent Bank Corp.	28,006	1,291,077
LegacyTexas Financial Group, Inc.	46,100	1,405,128
MB Financial, Inc.	73,583	2,401,749
National Penn Bancshares, Inc.	147,376	1,731,668
NBT Bancorp, Inc.	46,710	1,258,367
OFG Bancorp (Puerto Rico)	46,100	402,453
Old National Bancorp	121,147	1,687,578
Pinnacle Financial Partners, Inc.	35,671	1,762,504
PrivateBancorp, Inc.	82,849	3,175,602
S&T Bancorp, Inc.	36,573	1,193,011
Simmons First National Corp. (Class A Stock)	29,578	1,417,674
Southside Bancshares, Inc.	24,770	682,414
Sterling Bancorp	126,058	1,874,482
Talmer Bancorp, Inc. (Class A Stock)	66,200	1,102,230
Texas Capital Bancshares, Inc.*	48,500	2,542,370
Tompkins Financial Corp.	12,664	675,751
UMB Financial Corp.	44,472	2,259,622
United Bankshares, Inc.(a)	67,797	2,575,608
United Community Banks, Inc.	61,087	1,248,618
Westamerica Bancorporation(a)	27,100	1,204,324
Wilshire Bancorp, Inc.	74,313	781,030
Wintrust Financial Corp.	51,413	2,746,997

		60,810,328

Biotechnology — 1.1%
Acorda Therapeutics, Inc.*(a)	45,300	1,200,903
Emergent BioSolutions, Inc.*	31,757	904,757
Enanta Pharmaceuticals, Inc.*(a)	13,800	498,732
Ligand Pharmaceuticals, Inc.*(a)	19,000	1,627,350
MiMedx Group, Inc.*(a)	104,200	1,005,530
Momenta Pharmaceuticals, Inc.*	66,100	1,084,701
OPKO Health, Inc.*	1	8
Repligen Corp.*	34,600	963,610
Spectrum Pharmaceuticals, Inc.*	62,200	371,956

		7,657,547

Building Products — 1.2%
AAON, Inc.	43,989	852,507
American Woodmark Corp.*	14,400	934,128
Apogee Enterprises, Inc.	30,938	1,381,382
Gibraltar Industries, Inc.*	30,768	564,593
Griffon Corp.	41,329	651,758
PGT, Inc.*	50,400	618,912
Quanex Building Products Corp.	35,688	648,451
Simpson Manufacturing Co., Inc.	44,383	1,486,387
Universal Forest Products, Inc.	21,164	1,220,739

		8,358,857

Capital Markets — 1.5%
Calamos Asset Management, Inc. (Class A Stock)	18,000	170,640
Evercore Partners, Inc. (Class A Stock)	36,300	1,823,712
Financial Engines, Inc.(a)	55,200	1,626,744
Greenhill & Co., Inc.	29,100	828,477
HFF, Inc. (Class A Stock)	36,500	1,232,240
Interactive Brokers Group, Inc. (Class A Stock)	60,900	2,403,723
Investment Technology Group, Inc.	36,266	483,789
Piper Jaffray Cos.*	15,965	577,454
Virtus Investment Partners, Inc.	7,410	744,705

		9,891,484

Chemicals — 2.2%
A. Schulman, Inc.	31,166	1,011,960
American Vanguard Corp.	26,748	309,207
Balchem Corp.	32,983	2,004,377
Calgon Carbon Corp.	55,654	867,089
Flotek Industries, Inc.*(a)	56,400	941,880
FutureFuel Corp.	23,500	232,180
H.B. Fuller Co.	53,618	1,819,795
Hawkins, Inc.	10,000	385,000
Innophos Holdings, Inc.	20,900	828,476
Innospec, Inc.	25,700	1,195,307
Intrepid Potash, Inc.*	59,200	327,968
Koppers Holdings, Inc.	21,600	435,672
Kraton Performance Polymers, Inc.*	33,200	594,280
LSB Industries, Inc.*	20,600	315,592
OM Group, Inc.	32,156	1,057,611
Quaker Chemical Corp.	14,198	1,094,382
Rayonier Advanced Materials, Inc.	45,100	276,012
Stepan Co.	18,870	785,180
Tredegar Corp.	26,035	340,538

		14,822,506

Commercial Services & Supplies — 2.8%
ABM Industries, Inc.	59,103	1,614,103
Brady Corp. (Class A Stock)	50,422	991,296
Brink’s Co. (The)	51,600	1,393,716
Essendant, Inc.	40,742	1,321,263
G&K Services, Inc. (Class A Stock)	21,219	1,413,610
Healthcare Services Group, Inc.	75,776	2,553,651
Interface, Inc.	70,102	1,573,089
Matthews International Corp. (Class A Stock)	34,700	1,699,259
Mobile Mini, Inc.	47,797	1,471,670
Tetra Tech, Inc.	63,788	1,550,686
UniFirst Corp.	16,030	1,712,164
US Ecology, Inc.	23,000	1,003,950
Viad Corp.	21,347	618,850

		18,917,307

Communications Equipment — 1.5%
ADTRAN, Inc.	52,900	772,340
Bel Fuse, Inc. (Class B Stock)	8,222	159,836
Black Box Corp.	16,193	238,685
CalAmp Corp.*(a)	38,200	614,638
Comtech Telecommunications Corp.	17,159	353,647
Digi International, Inc.*	26,264	309,652
Harmonic, Inc.*	92,624	537,219
Ixia*	62,800	909,972
Lumentum Holdings, Inc.*	49,440	838,008
NETGEAR, Inc.*	34,146	996,039
ViaSat, Inc.*(a)	47,515	3,054,739
Viavi Solutions, Inc.*	247,200	1,327,464

		10,112,239

Construction & Engineering — 1.2%
Aegion Corp.*	38,037	626,850
Comfort Systems USA, Inc.	39,684	1,081,786
Dycom Industries, Inc.*(a)	36,131	2,614,439
EMCOR Group, Inc.	66,525	2,943,731
MYR Group, Inc.*	23,000	602,600
Orion Marine Group, Inc.*	28,600	171,028

		8,040,434

Construction Materials — 0.2%
Headwaters, Inc.*	77,968	1,465,798

Consumer Finance — 1.1%
Cash America International, Inc.	29,044	812,361
Encore Capital Group, Inc.*(a)	25,600	947,200
Enova International, Inc.*	27,939	285,536
EZCORP, Inc. (Class A Stock)*	51,511	317,823
First Cash Financial Services, Inc.*(a)	29,825	1,194,789
Green Dot Corp. (Class A Stock)*	49,300	867,680
PRA Group, Inc.*(a)	51,167	2,707,758
World Acceptance Corp.*(a)	9,052	242,956

		7,376,103

Containers & Packaging — 0.1%
Myers Industries, Inc.	24,120	323,208

Distributors — 0.7%
Core-Mark Holding Co., Inc.	23,000	1,505,350
Pool Corp.	45,155	3,264,706
VOXX International Corp.*	20,857	154,759

		4,924,815

Diversified Consumer Services — 0.4%
American Public Education, Inc.*	18,033	422,874
Capella Education Co.	11,486	568,787
Career Education Corp.*	71,400	268,464
Regis Corp.*	44,500	582,950
Strayer Education, Inc.*	11,600	637,652
Universal Technical Institute, Inc.	22,006	77,241

		2,557,968

Diversified Financial Services — 0.6%
MarketAxess Holdings, Inc.	39,600	3,678,048

Diversified Telecommunication Services — 0.7%
8x8, Inc.*	93,100	769,937
Atlantic Tele-Network, Inc.	11,500	850,195
Cincinnati Bell, Inc.*	220,700	688,584
Consolidated Communications Holdings, Inc.	53,100	1,023,237
General Communication, Inc. (Class A Stock)*	31,724	547,556
Iridium Communications, Inc.*(a)	83,800	515,370
Lumos Networks Corp.	24,021	292,096

		4,686,975

Electric Utilities — 1.1%
ALLETE, Inc.	48,697	2,458,711
El Paso Electric Co.	43,008	1,583,555
UIL Holdings Corp.	60,411	3,036,861

		7,079,127

Electrical Equipment — 1.0%
AZZ, Inc.	27,342	1,331,282
Encore Wire Corp.	21,831	713,219
EnerSys	48,800	2,614,704
Franklin Electric Co., Inc.	41,800	1,138,214
General Cable Corp.	51,600	614,040
Powell Industries, Inc.	9,572	288,117
Vicor Corp.*	17,331	176,776

		6,876,352

Electronic Equipment, Instruments & Components — 4.2%
Agilysys, Inc.*	15,432	171,604
Anixter International, Inc.*	29,864	1,725,542
Badger Meter, Inc.	15,407	894,530
Benchmark Electronics, Inc.*	53,810	1,170,906
Checkpoint Systems, Inc.	44,339	321,458
Coherent, Inc.*	26,300	1,438,610
CTS Corp.	34,964	647,184
Daktronics, Inc.	40,508	351,204
DTS, Inc.*	18,785	501,559
Electro Scientific Industries, Inc.	28,041	130,110
Fabrinet (Thailand)*	31,400	575,562
FARO Technologies, Inc.*	18,384	643,440
II-VI, Inc.*	54,762	880,573
Insight Enterprises, Inc.*	38,835	1,003,885
Itron, Inc.*	40,700	1,298,737
Littelfuse, Inc.	23,925	2,180,764
Mercury Systems, Inc.*	34,208	544,249
Methode Electronics, Inc.	40,666	1,297,245
MTS Systems Corp.	15,835	951,842
Newport Corp.*	41,608	572,110
OSI Systems, Inc.*	19,800	1,523,808
Park Electrochemical Corp.	21,444	377,200
Plexus Corp.*	35,520	1,370,362
Rofin-Sinar Technologies, Inc.*	29,900	775,307
Rogers Corp.*	19,731	1,049,295
Sanmina Corp.*	84,600	1,807,902
ScanSource, Inc.*	28,733	1,018,872
SYNNEX Corp.	30,450	2,590,077
TTM Technologies, Inc.*	66,489	414,226

		28,228,163

Energy Equipment & Services — 1.4%
Basic Energy Services, Inc.*(a)	36,417	120,176
Bristow Group, Inc.	36,855	964,127
CARBO Ceramics, Inc.(a)	20,900	396,891
Era Group, Inc.*(a)	20,671	309,445
Exterran Holdings, Inc.	73,400	1,321,200
Geospace Technologies Corp.*(a)	13,910	192,097
Gulf Island Fabrication, Inc.	14,077	148,231
GulfMark Offshore, Inc. (Class A Stock)(a)	26,900	164,359
Hornbeck Offshore Services, Inc.*(a)	33,515	453,458
ION Geophysical Corp.*(a)	134,445	52,434
Matrix Service Co.*	28,273	635,294
Newpark Resources, Inc.*	88,500	453,120
Pioneer Energy Services Corp.*	67,817	142,416
SEACOR Holdings, Inc.*(a)	17,371	1,038,959
Tesco Corp.	41,000	292,740
TETRA Technologies, Inc.*	84,041	496,682
Tidewater, Inc.	49,600	651,744
U.S. Silica Holdings, Inc.(a)	56,500	796,085
Unit Corp.*	53,000	596,780

		9,226,238

Food & Staples Retailing — 0.3%
Andersons, Inc. (The)	28,224	961,310
SpartanNash Co.	39,906	1,031,570

		1,992,880

Food Products — 1.9%
B&G Foods, Inc.	61,500	2,241,675
Cal-Maine Foods, Inc.(a)	32,990	1,801,584
Calavo Growers, Inc.	16,390	731,649
Darling Ingredients, Inc.*	173,720	1,952,613
Diamond Foods, Inc.*	27,949	862,506
J&J Snack Foods Corp.	15,918	1,809,240
Sanderson Farms, Inc.(a)	21,135	1,449,227
Seneca Foods Corp. (Class A Stock)*	6,900	181,815
Snyder’s-Lance, Inc.	55,316	1,865,809

		12,896,118

Gas Utilities — 2.2%
Laclede Group, Inc. (The)	45,914	2,503,690
New Jersey Resources Corp.	90,608	2,720,958
Northwest Natural Gas Co.	29,065	1,332,340
Piedmont Natural Gas Co., Inc.(a)	83,703	3,353,979
South Jersey Industries, Inc.	72,244	1,824,161
Southwest Gas Corp.	49,611	2,893,314

		14,628,442

Health Care Equipment & Supplies — 4.6%
Abaxis, Inc.	22,712	999,101
ABIOMED, Inc.*	40,700	3,775,332
Analogic Corp.	13,233	1,085,635
AngioDynamics, Inc.*	27,300	360,087
Anika Therapeutics, Inc.*	15,600	496,548
Cantel Medical Corp.	37,462	2,124,095
CONMED Corp.	27,149	1,296,093
CryoLife, Inc.	26,553	258,361
Cyberonics, Inc.*	27,597	1,677,346
Cynosure, Inc. (Class A Stock)*	23,490	705,640
Greatbatch, Inc.*	27,044	1,525,822
Haemonetics Corp.*	52,994	1,712,766
ICU Medical, Inc.*	15,292	1,674,474
Inogen, Inc.*	14,900	723,395
Integra LifeSciences Holdings Corp.*	30,602	1,822,349
Invacare Corp.	31,102	450,046
Masimo Corp.*	48,300	1,862,448
Meridian Bioscience, Inc.	43,975	751,972
Merit Medical Systems, Inc.*(a)	46,548	1,112,963
Natus Medical, Inc.*	34,925	1,377,791
Neogen Corp.*	39,220	1,764,508
NuVasive, Inc.*	52,300	2,521,906
SurModics, Inc.*	13,852	302,528
Vascular Solutions, Inc.*	18,300	593,103

		30,974,309

Health Care Providers & Services — 3.7%
Aceto Corp.	30,900	848,205
Air Methods Corp.*(a)	38,116	1,299,374
Almost Family, Inc.*	8,452	338,503
Amedisys, Inc.*(a)	29,759	1,129,949
AMN Healthcare Services, Inc.*	50,299	1,509,473
Amsurg Corp.*	51,274	3,984,503
Chemed Corp.	18,111	2,417,275
CorVel Corp.*	11,090	358,207
Cross Country Healthcare, Inc.*	33,863	460,875

Ensign Group, Inc. (The)	25,600	1,091,328
ExamWorks Group, Inc.*(a)	41,500	1,213,460
Hanger, Inc.*	37,309	508,895
HealthEquity, Inc.*	36,000	1,063,800
Healthways, Inc.*	32,786	364,580
IPC Healthcare, Inc.*	18,405	1,429,884
Kindred Healthcare, Inc.	88,478	1,393,529
Landauer, Inc.	10,168	376,114
LHC Group, Inc.*	14,298	640,122
Magellan Health, Inc.*(a)	28,941	1,604,200
PharMerica Corp.*	32,195	916,592
Providence Service Corp. (The)*	14,100	614,478
Select Medical Holdings Corp.	110,500	1,192,295

		24,755,641

Health Care Technology — 1.1%
Computer Programs & Systems, Inc.(a)	11,136	469,160
HealthStream, Inc.*	25,500	556,155
HMS Holdings Corp.*(a)	93,100	816,487
MedAssets, Inc.*	63,800	1,279,828
Medidata Solutions, Inc.*(a)	58,600	2,467,646
Omnicell, Inc.*	38,322	1,191,814
Quality Systems, Inc.	46,434	579,496

		7,360,586

Hotels, Restaurants & Leisure — 3.1%
Biglari Holdings, Inc.*	1,136	415,481
BJ’s Restaurants, Inc.*	21,772	936,849
Bob Evans Farms, Inc.	23,600	1,023,060
Boyd Gaming Corp.*	84,000	1,369,200
DineEquity, Inc.	18,305	1,677,836
Interval Leisure Group, Inc.	41,936	769,945
Marcus Corp. (The)	19,358	374,384
Marriott Vacations Worldwide Corp.	29,300	1,996,502
Monarch Casino & Resort, Inc.*	10,631	191,039
Papa John’s International, Inc.	31,230	2,138,630
Pinnacle Entertainment, Inc.*	64,113	2,169,584
Popeyes Louisiana Kitchen, Inc.*	24,500	1,380,820
Red Robin Gourmet Burgers, Inc.*	14,963	1,133,298
Ruby Tuesday, Inc.*	65,084	404,172
Ruth’s Hospitality Group, Inc.	36,848	598,411
Scientific Games Corp. (Class A Stock)*(a)	52,500	548,625
Sonic Corp.	54,814	1,257,981
Texas Roadhouse, Inc.	66,830	2,486,076

		20,871,893

Household Durables — 1.9%
Ethan Allen Interiors, Inc.	27,699	731,531
Helen of Troy Ltd.*	30,110	2,688,823
iRobot Corp.*(a)	31,500	917,910
La-Z-Boy, Inc.	54,301	1,442,234
M/I Homes, Inc.*	25,970	612,373
Meritage Homes Corp.*	38,397	1,402,258
Ryland Group, Inc. (The)	49,600	2,025,168
Standard Pacific Corp.*(a)	154,022	1,232,176
TopBuild Corp.*	40,900	1,266,673
Universal Electronics, Inc.*	16,754	704,171

		13,023,317

Household Products — 0.3%
Central Garden & Pet Co*	10,400	160,888
Central Garden & Pet Co. (Class A Stock)*	34,288	552,380
WD-40 Co.	14,509	1,292,316

		2,005,584

Insurance — 2.7%
American Equity Investment Life Holding Co.(a)	86,200	2,009,322
AMERISAFE, Inc.	20,114	1,000,269
eHealth, Inc.*	17,491	224,060
Employers Holdings, Inc.	33,915	755,965
HCI Group, Inc.	9,500	368,315
Horace Mann Educators Corp.	43,500	1,445,070
Infinity Property & Casualty Corp.	12,189	981,702
Navigators Group, Inc. (The)*	11,618	905,972
ProAssurance Corp.	56,466	2,770,787
RLI Corp.	39,410	2,109,617
Safety Insurance Group, Inc.	14,760	799,254
Selective Insurance Group, Inc.	60,407	1,876,241
Stewart Information Services Corp.	23,502	961,467
United Fire Group, Inc.	22,261	780,248
United Insurance Holdings Corp.	17,600	231,440
Universal Insurance Holdings, Inc.	34,400	1,016,176

		18,235,905

Internet & Catalog Retail — 0.3%
Blue Nile, Inc.*	12,680	425,287
FTD Cos., Inc.*	19,406	578,299
Nutrisystem, Inc.	31,028	822,863
PetMed Express, Inc.(a)	21,581	347,454

		2,173,903

Internet Software & Services — 1.9%
Blucora, Inc.*(a)	43,212	595,029
comScore, Inc.*	34,177	1,577,269
Constant Contact, Inc.*	33,900	821,736
DHI Group, Inc.*	45,600	333,336
j2 Global, Inc.	48,578	3,441,751
Liquidity Services, Inc.*	25,200	186,228
LivePerson, Inc.*	51,700	390,852
LogMeIn, Inc.*	26,100	1,778,976
Monster Worldwide, Inc.*	95,900	615,678
NIC, Inc.	64,400	1,140,524
QuinStreet, Inc.*	36,600	203,130
Stamps.com, Inc.*	16,020	1,185,640
XO Group, Inc.*	25,095	354,593

		12,624,742

IT Services — 2.0%
CACI International, Inc. (Class A Stock)*	25,644	1,896,887
Cardtronics, Inc.*(a)	47,500	1,553,250
Ciber, Inc.*	74,823	237,937
CSG Systems International, Inc.	34,624	1,066,419
ExlService Holdings, Inc.*	35,400	1,307,322
Forrester Research, Inc.	11,562	363,509
Heartland Payment Systems, Inc.	38,811	2,445,481
ManTech International Corp. (Class A Stock)	25,100	645,070
Perficient, Inc.*	37,314	575,755
Sykes Enterprises, Inc.*	41,270	1,052,385
TeleTech Holdings, Inc.	18,467	494,731
Virtusa Corp.*	28,600	1,467,466

		13,106,212

Leisure Products — 0.3%
Arctic Cat, Inc.(a)	13,657	302,912
Callaway Golf Co.	82,380	687,873
Sturm Ruger & Co., Inc.	20,027	1,175,385

		2,166,170

Life Sciences Tools & Services — 0.5%
Affymetrix, Inc.*(a)	81,600	696,864
Albany Molecular Research, Inc.*(a)	27,300	475,566
Cambrex Corp.*	33,232	1,318,646
Luminex Corp.*	40,500	684,855

		3,175,931

Machinery — 3.4%
Actuant Corp. (Class A Stock)	62,964	1,157,908
Albany International Corp. (Class A Stock)	30,604	875,580
Astec Industries, Inc.	19,910	667,184
Barnes Group, Inc.	54,116	1,950,882
Briggs & Stratton Corp.	47,146	910,389
Chart Industries, Inc.*	32,200	618,562
CIRCOR International, Inc.	18,188	729,703
EnPro Industries, Inc.	22,778	892,214
ESCO Technologies, Inc.	27,621	991,594
Federal Signal Corp.	66,000	904,860
Harsco Corp.	84,200	763,694
Hillenbrand, Inc.	67,348	1,751,722
John Bean Technologies Corp.	30,947	1,183,723
Lindsay Corp.(a)	12,579	852,730
Lydall, Inc.*	18,056	514,415
Mueller Industries, Inc.	60,398	1,786,573
SPX Corp.	41,000	488,720
SPX Flow, Inc.*	41,000	1,411,630
Standex International Corp.	13,570	1,022,500
Tennant Co.	19,500	1,095,510
Titan International, Inc.	45,800	302,738
Watts Water Technologies, Inc. (Class A Stock)	29,921	1,580,427

		22,453,258

Marine — 0.3%
Matson, Inc.	46,000	1,770,540

Media — 0.6%
EW Scripps Co. (The) (Class A Stock)	56,101	991,305
Gannett Co., Inc.	119,800	1,764,654
Harte-Hanks, Inc.	45,200	159,556
Scholastic Corp.	27,200	1,059,712
Sizmek, Inc.*	20,800	124,592

		4,099,819

Metals & Mining — 1.0%
AK Steel Holding Corp.*(a)	187,000	450,670
Century Aluminum Co.*(a)	52,063	239,490
Globe Specialty Metals, Inc.	67,800	822,414
Haynes International, Inc.	13,400	507,056
Kaiser Aluminum Corp.	18,500	1,484,625
Materion Corp.	21,378	641,768
Olympic Steel, Inc.	9,638	95,898
Stillwater Mining Co.*(a)	127,100	1,312,943
SunCoke Energy, Inc.	68,600	533,708
TimkenSteel Corp.	39,700	401,764

		6,490,336

Multi-Utilities — 0.7%
Avista Corp.	65,503	2,177,975
NorthWestern Corp.	49,800	2,680,734

		4,858,709

Multiline Retail — 0.1%
Fred’s, Inc. (Class A Stock)	36,866	436,862
Tuesday Morning Corp.*(a)	46,332	250,656

		687,518

Oil, Gas & Consumable Fuels — 1.1%
Approach Resources, Inc.*(a)	38,800	72,556
Bill Barrett Corp.*(a)	52,500	173,250
Bonanza Creek Energy, Inc.*	40,800	166,056
Carrizo Oil & Gas, Inc.*(a)	51,900	1,585,026
Cloud Peak Energy, Inc.*(a)	64,100	168,583
Contango Oil & Gas Co.*	16,700	126,920
Green Plains, Inc.	37,600	731,696
Northern Oil & Gas, Inc.*(a)	49,900	220,558
PDC Energy, Inc.*(a)	42,426	2,249,002
Penn Virginia Corp.*	75,498	40,014
REX American Resources Corp.*(a)	6,400	323,968
Rex Energy Corp.*(a)	50,300	104,121
Stone Energy Corp.*	60,194	298,562
Synergy Resources Corp.*(a)	100,500	984,900

		7,245,212

Paper & Forest Products — 1.1%
Boise Cascade Co.*	41,900	1,056,718
Clearwater Paper Corp.*	20,180	953,303
Deltic Timber Corp.	11,791	705,219
KapStone Paper & Packaging Corp.	89,800	1,482,598
Neenah Paper, Inc.	17,778	1,036,102
P.H. Glatfelter Co.	45,700	786,954
Schweitzer-Mauduit International, Inc.	32,276	1,109,649
Wausau Paper Corp.	43,667	279,469

		7,410,012

Personal Products — 0.1%
Inter Parfums, Inc.	18,000	446,580
Medifast, Inc.*	9,800	263,228

		709,808

Pharmaceuticals — 1.9%
ANI Pharmaceuticals, Inc.*(a)	8,700	343,737
Depomed, Inc.*	63,600	1,198,860
Impax Laboratories, Inc.*(a)	72,100	2,538,641
Lannett Co., Inc.*(a)	29,500	1,224,840
Medicines Co. (The)*(a)	70,200	2,664,792
Nektar Therapeutics*(a)	138,900	1,522,344
Prestige Brands Holdings, Inc.*	55,500	2,506,380
Sagent Pharmaceuticals, Inc.*	24,000	367,920
Supernus Pharmaceuticals, Inc.*	35,700	500,871

		12,868,385

Professional Services — 1.6%
CDI Corp.	15,288	130,712
Exponent, Inc.	27,580	1,228,965
Heidrick & Struggles International, Inc.	17,414	338,702
Insperity, Inc.	19,779	868,892
Kelly Services, Inc. (Class A Stock)	31,439	444,547
Korn/Ferry International	55,200	1,825,464

Navigant Consulting, Inc.*	50,900	809,819
On Assignment, Inc.*	50,886	1,877,693
Resources Connection, Inc.	39,700	598,279
TrueBlue, Inc.*	44,318	995,826
WageWorks, Inc.*	37,700	1,699,516

		10,818,415

Real Estate Investment Trusts (REITs) — 7.6%
Acadia Realty Trust	72,905	2,192,253
Agree Realty Corp.	18,700	558,195
American Assets Trust, Inc.	41,100	1,679,346
Capstead Mortgage Corp.(a)	100,700	995,923
CareTrust REIT, Inc.	50,555	573,799
Cedar Realty Trust, Inc.	78,166	485,411
Chesapeake Lodging Trust	63,100	1,644,386
CoreSite Realty Corp.	28,100	1,445,464
Cousins Properties, Inc.	216,500	1,996,130
DiamondRock Hospitality Co.	211,070	2,332,324
EastGroup Properties, Inc.	34,263	1,856,369
Education Realty Trust, Inc.	51,133	1,684,832
EPR Properties	60,570	3,123,595
Franklin Street Properties Corp.	93,702	1,007,297
GEO Group, Inc. (The)	79,073	2,351,631
Getty Realty Corp.	27,500	434,500
Government Properties Income Trust	74,400	1,190,400
Healthcare Realty Trust, Inc.(a)	106,400	2,644,040
Inland Real Estate Corp.	93,335	756,014
Kite Realty Group Trust	88,572	2,108,899
Lexington Realty Trust(a)	223,716	1,812,100
LTC Properties, Inc.	37,726	1,609,768
Medical Properties Trust, Inc.	245,966	2,720,384
Parkway Properties, Inc.	85,648	1,332,683
Pennsylvania Real Estate Investment Trust	73,322	1,453,975
Post Properties, Inc.	57,861	3,372,718
PS Business Parks, Inc.	20,602	1,635,387
Retail Opportunity Investments Corp.	104,600	1,730,084
Sabra Health Care REIT, Inc.	69,000	1,599,420
Saul Centers, Inc.	12,100	626,175
Summit Hotel Properties, Inc.(a)	91,000	1,061,970
Universal Health Realty Income Trust	12,800	600,832
Urstadt Biddle Properties, Inc. (Class A Stock)	27,950	523,783

		51,140,087

Real Estate Management & Development — 0.1%
Forestar Group, Inc.*(a)	35,456	466,246

Road & Rail — 0.9%
ArcBest Corp.	25,595	659,583
Celadon Group, Inc.	28,700	459,774
Heartland Express, Inc.	65,648	1,309,021
Knight Transportation, Inc.	65,388	1,569,312
Marten Transport Ltd.	25,100	405,867
Roadrunner Transportation Systems, Inc.*	32,000	588,800
Saia, Inc.*	26,600	823,270

		5,815,627

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Energy Industries, Inc.*	43,097	1,133,451
Brooks Automation, Inc.	70,905	830,298
Cabot Microelectronics Corp.*	26,211	1,015,414

CEVA, Inc.*	21,700	402,969
Cirrus Logic, Inc.*	67,200	2,117,472
Cohu, Inc.	25,997	256,330
Diodes, Inc.*	41,670	890,488
DSP Group, Inc.*	23,228	211,607
Exar Corp.*	50,523	300,612
Kopin Corp.*	64,496	202,517
Kulicke & Soffa Industries, Inc. (Singapore)*	74,832	686,958
Microsemi Corp.*	100,819	3,308,880
MKS Instruments, Inc.	56,485	1,893,942
Monolithic Power Systems, Inc.	39,000	1,996,800
Nanometrics, Inc.*	25,300	307,142
Pericom Semiconductor Corp.	21,460	391,645
Power Integrations, Inc.	31,200	1,315,704
Rudolph Technologies, Inc.*(a)	33,194	413,265
Semtech Corp.*	70,200	1,060,020
Tessera Technologies, Inc.	51,577	1,671,611
Ultratech, Inc.*(a)	29,111	466,358
Veeco Instruments, Inc.*	42,742	876,638

		21,750,121

Software — 2.2%
Blackbaud, Inc.	49,683	2,788,210
Bottomline Technologies (de), Inc.*	41,000	1,025,410
Ebix, Inc.(a)	27,557	687,823
Epiq Systems, Inc.	33,817	436,915
ePlus, Inc.*	6,300	498,141
Interactive Intelligence Group, Inc.*(a)	18,279	543,069
MicroStrategy, Inc. (Class A Stock)*	9,960	1,956,841
Monotype Imaging Holdings, Inc.	42,300	922,986
Progress Software Corp.*	53,547	1,383,119
Synchronoss Technologies, Inc.*(a)	41,500	1,361,200
Take-Two Interactive Software, Inc.*(a)	89,612	2,574,553
Tangoe, Inc.*	38,700	278,640
VASCO Data Security International, Inc.*(a)	31,000	528,240

		14,985,147

Specialty Retail — 4.2%
Barnes & Noble Education, Inc.*	41,236	524,110
Barnes & Noble, Inc.	65,300	790,783
Big 5 Sporting Goods Corp.	19,237	199,680
Buckle, Inc. (The)(a)	30,059	1,111,281
Caleres, Inc.	46,334	1,414,577
Cato Corp. (The) (Class A Stock)	27,403	932,524
Children’s Place, Inc. (The)	21,865	1,260,955
Express, Inc.*	77,500	1,384,925
Finish Line, Inc. (The) (Class A Stock)	46,546	898,338
Francesca’s Holdings Corp.*	44,600	545,458
Genesco, Inc.*	25,522	1,456,540
Group 1 Automotive, Inc.	24,164	2,057,565
Haverty Furniture Cos., Inc.	21,841	512,827
Hibbett Sports, Inc.*(a)	26,096	913,621
Kirkland’s, Inc.	15,800	340,332
Lithia Motors, Inc. (Class A Stock)	25,030	2,705,993
Lumber Liquidators Holdings, Inc.*(a)	28,622	376,093
MarineMax, Inc.*	26,842	379,277
Men’s Wearhouse, Inc. (The)	50,867	2,162,865
Monro Muffler Brake, Inc.	33,772	2,281,299
Outerwall, Inc.(a)	19,531	1,111,900
Pep Boys-Manny Moe & Jack (The)*	56,626	690,271
Select Comfort Corp.*	54,100	1,183,708
Sonic Automotive, Inc. (Class A Stock)	34,847	711,576

Stage Stores, Inc.(a)	33,579	330,417
Stein Mart, Inc.	30,183	292,171
Vitamin Shoppe, Inc.*	31,500	1,028,160
Zumiez, Inc.*(a)	20,850	325,885

		27,923,131

Technology Hardware, Storage & Peripherals — 0.6%
Electronics For Imaging, Inc.*(a)	49,600	2,146,688
QLogic Corp.*	92,100	944,025
Super Micro Computer, Inc.*	38,100	1,038,606

		4,129,319

Textiles, Apparel & Luxury Goods — 1.7%
Crocs, Inc.*	77,243	998,366
G-III Apparel Group Ltd.*	41,900	2,583,554
Iconix Brand Group, Inc.*(a)	50,431	681,827
Movado Group, Inc.	18,217	470,545
Oxford Industries, Inc.	15,516	1,146,322
Perry Ellis International, Inc.*	12,679	278,431
Steven Madden Ltd.*	60,600	2,219,172
Unifi, Inc.*	15,200	453,112
Wolverine World Wide, Inc.	109,354	2,366,421

		11,197,750

Thrifts & Mortgage Finance — 1.6%
Astoria Financial Corp.	94,300	1,518,230
Bank Mutual Corp.	44,835	344,333
BofI Holding, Inc.*	15,000	1,932,450
Brookline Bancorp, Inc.	73,732	747,642
Dime Community Bancshares, Inc.	32,081	542,169
LendingTree, Inc.*	7,300	679,119
Northfield Bancorp, Inc.	48,100	731,601
Northwest Bancshares, Inc.	106,900	1,389,700
Oritani Financial Corp.	39,400	615,428
Provident Financial Services, Inc.	61,800	1,205,100
TrustCo Bank Corp. NY	99,995	583,971
Walker & Dunlop, Inc.*	28,100	732,848

		11,022,591

Tobacco — 0.2%
Universal Corp.	23,900	1,184,723

Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	42,628	1,626,258
DXP Enterprises, Inc.*	13,500	368,280
Kaman Corp.	28,922	1,036,854
Veritiv Corp.*	8,700	323,987

		3,355,379

Water Utilities — 0.2%
American States Water Co.	40,052	1,658,153

Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	22,880	376,605

TOTAL COMMON STOCKS (cost $463,695,836)		656,632,373

EXCHANGE TRADED FUND — 0.7%
iShares Core S&P Small-Cap ETF(a) (cost $3,479,366)	43,800	4,667,766

TOTAL LONG-TERM INVESTMENTS (cost $467,175,202)		661,300,139

SHORT-TERM INVESTMENTS — 12.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.7%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $85,453,067; includes $77,989,431 of cash collateral for securities on loan)(b)(c)	85,453,067	85,453,067

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill, 0.200%, 03/03/16 (cost $849,282)(d)(e)	850	849,905

TOTAL SHORT-TERM INVESTMENTS (cost $86,302,349)		86,302,972

TOTAL INVESTMENTS — 111.5% (cost $553,477,551)		747,603,111
Liabilities in excess of other assets(f) — (11.5)%		(77,308,199)

NET ASSETS — 100.0%		$670,294,912

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $76,682,057; cash collateral of $77,989,431 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)(2)
	Long Position:
82	Russell 2000 Mini Index	Dec. 2015	$9,489,685	$8,986,380	$(503,305)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2014.
(2)	A U.S. Treasury Obligation with a market value of $849,905 has been segregated with UBS AG to cover requirements for open contracts at September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$10,584,337	$—	$—
Air Freight & Logistics	4,631,853	—	—
Airlines	5,490,693	—	—
Auto Components	5,939,015	—	—
Automobiles	544,454	—	—
Banks	60,810,328	—	—
Biotechnology	7,657,547	—	—
Building Products	8,358,857	—	—
Capital Markets	9,891,484	—	—
Chemicals	14,822,506	—	—
Commercial Services & Supplies	18,917,307	—	—
Communications Equipment	10,112,239	—	—
Construction & Engineering	8,040,434	—	—
Construction Materials	1,465,798	—	—
Consumer Finance	7,376,103	—	—
Containers & Packaging	323,208	—	—
Distributors	4,924,815	—	—
Diversified Consumer Services	2,557,968	—	—
Diversified Financial Services	3,678,048	—	—
Diversified Telecommunication Services	4,686,975	—	—
Electric Utilities	7,079,127	—	—
Electrical Equipment	6,876,352	—	—
Electronic Equipment, Instruments & Components	28,228,163	—	—
Energy Equipment & Services	9,226,238	—	—
Food & Staples Retailing	1,992,880	—	—
Food Products	12,896,118	—	—
Gas Utilities	14,628,442	—	—
Health Care Equipment & Supplies	30,974,309	—	—
Health Care Providers & Services	24,755,641	—	—
Health Care Technology	7,360,586	—	—
Hotels, Restaurants & Leisure	20,871,893	—	—
Household Durables	13,023,317	—	—
Household Products	2,005,584	—	—
Insurance	18,235,905	—	—
Internet & Catalog Retail	2,173,903	—	—
Internet Software & Services	12,624,742	—	—
IT Services	13,106,212	—	—
Leisure Products	2,166,170	—	—
Life Sciences Tools & Services	3,175,931	—	—
Machinery	22,453,258	—	—
Marine	1,770,540	—	—
Media	4,099,819	—	—
Metals & Mining	6,490,336	—	—
Multi-Utilities	4,858,709	—	—
Multiline Retail	687,518	—	—
Oil, Gas & Consumable Fuels	7,245,212	—	—
Paper & Forest Products	7,410,012	—	—
Personal Products	709,808	—	—
Pharmaceuticals	12,868,385	—	—
Professional Services	10,818,415	—	—
Real Estate Investment Trusts (REITs)	51,140,087	—	—
Real Estate Management & Development	466,246	—	—

Road & Rail	5,815,627	—	—
Semiconductors & Semiconductor Equipment	21,750,121	—	—
Software	14,985,147	—	—
Specialty Retail	27,923,131	—	—
Technology Hardware, Storage & Peripherals	4,129,319	—	—
Textiles, Apparel & Luxury Goods	11,197,750	—	—
Thrifts & Mortgage Finance	11,022,591	—	—
Tobacco	1,184,723	—	—
Trading Companies & Distributors	3,355,379	—	—
Water Utilities	1,658,153	—	—
Wireless Telecommunication Services	376,605	—	—
Exchange Traded Funds	4,667,766	—	—
Affiliated Money Market Mutual Fund	85,453,067	—	—
U.S. Treasury Obligation	—	849,905	—
Other Financial Instruments*
Futures Contracts	(503,305)	—	—

Total	$746,249,901	$849,905	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

SP International Growth Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS — 96.2%
Argentina — 0.3%
MercadoLibre, Inc.	2,290	$208,527

Australia — 1.3%
Brambles Ltd.	30,015	206,188
Insurance Australia Group Ltd.	87,925	300,628
Macquarie Group Ltd.	8,521	461,798

		968,614

Austria — 0.3%
Andritz AG	4,940	222,602

Belgium — 0.4%
Colruyt SA	5,790	279,060

Canada — 2.9%
Alimentation Couche-Tard, Inc. (Class B Stock)	23,465	1,079,091
Brookfield Asset Management, Inc. (Class A Stock)	16,422	516,308
Home Capital Group, Inc.(a)	8,700	208,813
Suncor Energy, Inc.	14,815	396,214

		2,200,426

China — 5.9%
Alibaba Group Holding Ltd., ADR*(a)	13,103	772,684
Baidu, Inc., ADR*	1,438	197,595
China Overseas Land & Investment Ltd.	120,000	364,845
JD.com, Inc., ADR*	24,749	644,959
Lenovo Group Ltd.	252,000	213,038
NetEase, Inc., ADR	2,314	277,958
Tencent Holdings Ltd.	118,082	1,990,460

		4,461,539

Denmark — 1.9%
Jyske Bank A/S*	5,572	308,291
Novo Nordisk A/S (Class B Stock)	20,716	1,117,930

		1,426,221

Finland — 0.6%
Sampo OYJ (Class A Stock)	8,629	417,621

France — 9.6%
Arkema SA	3,088	200,159
BNP Paribas SA	5,700	335,584
Cap Gemini SA	6,433	574,488
Dassault Systemes SA	19,225	1,420,833
Hermes International	514	187,104
JCDecaux SA	6,252	227,267
LVMH Moet Hennessy Louis Vuitton SA	5,073	863,648
Pernod Ricard SA	2,075	209,510
Publicis Groupe SA	3,920	267,905
Rexel SA	18,424	226,811
Safran SA	3,776	283,925
Sanofi	4,155	395,558
Schneider Electric SE	4,310	241,357
Sodexo	4,220	350,153
SPIE SA*	6,355	105,558
Total SA	6,775	304,761
Valeo SA	7,693	1,044,539

		7,239,160

Germany — 7.0%
Bayer AG	10,513	1,348,808
Bayerische Motoren Werke AG	3,404	296,976
Brenntag AG	6,065	327,231
Continental AG	6,591	1,407,752
Deutsche Boerse AG	3,035	261,752
Fresenius SE & Co. KGaA	6,865	460,835
KUKA AG(a)	5,301	406,823
Linde AG	1,730	280,996
Rational AG	393	157,230
SAP SE, ADR(a)	4,580	296,738

		5,245,141

Hong Kong — 0.5%
AIA Group Ltd.	75,200	391,097

India — 1.2%
HDFC Bank Ltd., ADR	10,484	640,468
Tata Motors Ltd., ADR*	10,273	231,142

		871,610

Indonesia — 0.2%
PT Tower Bersama Infrastructure Tbk*	162,434	72,639
PT Tower Bersama Infrastructure Tbk, 144A*(g)	256,930	114,896

		187,535

Ireland — 1.8%
Ryanair Holdings PLC, ADR	5,703	446,545
Shire PLC	13,740	939,290

		1,385,835

Israel — 2.7%
Bezeq Israeli Telecommunication Corp. Ltd.	211,534	404,834
Check Point Software Technologies Ltd.*(a)	11,557	916,817
Teva Pharmaceutical Industries Ltd., ADR	12,463	703,661

		2,025,312

Italy — 4.2%
Anima Holding SpA	35,468	310,315
Anima Holding SpA, 144A(g)	5,753	50,334
Azimut Holding SpA	8,700	186,698
Brembo SpA	10,482	405,515
Intesa Sanpaolo SpA	161,928	572,046
Luxottica Group SpA	16,275	1,127,938
Moncler SpA	30,061	538,324

		3,191,170

Japan — 16.3%
Astellas Pharma, Inc.	26,400	341,724
Daikin Industries Ltd.	7,300	409,428
FANUC Corp.	6,855	1,054,564
Fuji Heavy Industries Ltd.	38,124	1,371,873
Hoya Corp.	9,300	304,593
Kansai Paint Co. Ltd.	31,600	429,773
Kao Corp.	8,400	380,779
Keyence Corp.	1,300	580,552
Laox Co. Ltd.*(a)	82,516	246,433
Makita Corp.	4,200	223,410
Miraca Holdings, Inc.	5,600	237,487
Murata Manufacturing Co. Ltd.	5,135	663,311
Nihon Kohden Corp.	6,300	104,429
Nitori Holdings Co. Ltd.	3,400	266,234

Ono Pharmaceutical Co. Ltd.	7,303	865,883
ORIX Corp.	29,400	379,241
Pigeon Corp.	34,542	807,102
Santen Pharmaceutical Co. Ltd.	22,100	296,706
Shimano, Inc.	5,268	740,132
SMC Corp.	2,200	481,709
SoftBank Group Corp.	4,900	226,575
Sumitomo Mitsui Financial Group, Inc.	10,000	379,203
Sundrug Co. Ltd.	5,000	263,216
Sysmex Corp.	13,901	734,136
Toyota Motor Corp.	7,800	456,674

		12,245,167

Jordan — 0.7%
Hikma Pharmaceuticals PLC	14,913	515,149

Mexico — 0.4%
Alsea SAB de CV	93,231	275,145
Alsea SAB de CV, 144A(g)	20,763	61,276

		336,421

Netherlands — 2.2%
AerCap Holdings NV*	2,800	107,072
Akzo Nobel NV	4,982	324,027
ASML Holding NV	4,475	393,368
Koninklijke Ahold NV	12,675	247,266
NXP Semiconductors NV*	3,693	321,549
Royal Dutch Shell PLC (Class A Stock)	9,721	230,582

		1,623,864

Norway — 0.2%
DnB ASA	10,455	136,065

Singapore
United Overseas Bank Ltd.	2,700	35,254

South Africa — 1.5%
Aspen Pharmacare Holdings Ltd.*	6,056	128,857
Bidvest Group Ltd. (The)	11,026	260,219
Discovery Ltd.	41,495	412,838
Mr. Price Group Ltd.	22,173	309,525

		1,111,439

South Korea — 1.8%
Amorepacific Corp.	1,967	640,984
Samsung Electronics Co. Ltd.	745	714,793

		1,355,777

Spain — 3.6%
Amadeus IT Holding SA (Class A Stock)	27,628	1,183,733
Banco Bilbao Vizcaya Argentaria SA	24,824	209,909
Industria de Diseno Textil SA	39,427	1,322,052

		2,715,694

Sweden — 2.2%
Assa Abloy AB (Class B Stock)	30,321	543,831
Atlas Copco AB (Class A Stock)	11,367	273,365
Hexagon AB (Class B Stock)	8,387	256,236
Nordea Bank AB	25,685	286,555

Telefonaktiebolaget LM Ericsson (Class B Stock)	30,545	299,635

		1,659,622

Switzerland — 8.1%
Actelion Ltd.*	3,604	458,054
Cie Financiere Richemont SA	2,815	219,038
Geberit AG	1,060	324,271
Givaudan SA*	243	395,401
Julius Baer Group Ltd.*	5,240	237,959
Novartis AG	18,168	1,669,855
Partners Group Holding AG	2,290	776,170
Roche Holding AG	2,145	569,436
SGS SA	220	384,427
Sonova Holding AG	1,360	175,125
TE Connectivity Ltd.	3,000	179,670
UBS Group AG	17,605	325,483
Wolseley PLC	6,397	374,185

		6,089,074

United Kingdom — 15.2%
Aldermore Group PLC*	65,995	279,833
Aldermore Group PLC, 144A*(g)	43,437	184,183
ARM Holdings PLC	39,502	567,532
Ashtead Group PLC	30,634	433,212
AstraZeneca PLC	5,520	350,070
Barclays PLC	96,365	356,626
Bunzl PLC	17,410	467,182
Compass Group PLC	39,711	634,297
DCC PLC	3,405	257,303
Howden Joinery Group PLC	44,250	326,534
IG Group Holdings PLC	24,239	282,491
InterContinental Hotels Group PLC	8,371	290,008
ITV PLC	196,482	732,179
Lloyds Banking Group PLC	398,580	453,766
OneSavings Bank PLC	68,039	401,513
OneSavings Bank PLC, 144A(g)	20,118	118,721
Pentair PLC	2,800	142,912
Prudential PLC	36,011	759,705
Reckitt Benckiser Group PLC	5,303	480,905
RELX PLC	50,707	869,695
SABMiller PLC	4,455	252,276
Spectris PLC	5,744	146,964
St. James’s Place PLC	112,546	1,448,479
TalkTalk Telecom Group PLC(a)	87,630	417,281
Travis Perkins PLC	10,625	316,973
WPP PLC	23,143	481,813

		11,452,453

United States — 3.2%
Allergan PLC*	3,761	1,022,277
AON PLC	4,260	377,479
Jazz Pharmaceuticals PLC*	3,564	473,335
Nielsen Holdings PLC	8,220	365,543
Samsonite International SA	56,800	185,057

		2,423,691

TOTAL COMMON STOCKS (cost $68,679,872)		72,421,140

	Units
PARTICIPATORY NOTES — 1.2%
India — 0.7%
Maruti Suzuki India Ltd., Private Placement, expiring 07/29/16, 144A(g)	7,396	$528,668

Switzerland — 0.5%
Bharti Infratel Ltd., Private Placement, expiring 06/18/20, 144A(g)	75,344	408,265

TOTAL PARTICIPATORY NOTES (cost $1,064,943)		936,933

	Shares
PREFERRED STOCK — 0.4%
Germany
Henkel AG & Co. KGaA (PRFC) (cost $316,904)	3,215	331,132

TOTAL LONG-TERM INVESTMENTS (cost $70,061,719)		73,689,205

SHORT-TERM INVESTMENT — 5.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,348,746; includes $3,067,434 of cash collateral for securities on loan)(b)(w)	4,348,746	4,348,746

TOTAL INVESTMENTS — 103.6% (cost $74,410,465)		78,037,951
Liabilities in excess of other assets — (3.6)%		(2,741,066)

NET ASSETS — 100.0%		$75,296,885

See the Glossary for abbreviations used in the quarterly schedule of portfolio descriptions.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,976,809; cash collateral of $3,067,434 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$208,527	$—	$—
Australia	—	968,614	—
Austria	—	222,602	—
Belgium	—	279,060	—
Canada	2,200,426	—	—
China	1,893,196	2,568,343	—
Denmark	—	1,426,221	—
Finland	—	417,621	—
France	105,558	7,133,602	—
Germany	296,738	4,948,403	—
Hong Kong	—	391,097	—
India	871,610	—	—
Indonesia	—	187,535	—
Ireland	446,545	939,290	—
Israel	1,620,478	404,834	—
Italy	—	3,191,170	—
Japan	—	12,245,167	—
Jordan	—	515,149	—
Mexico	275,145	61,276	—
Netherlands	428,621	1,195,243	—
Norway	—	136,065	—
Singapore	—	35,254	—
South Africa	—	1,111,439	—
South Korea	—	1,355,777	—
Spain	—	2,715,694	—
Sweden	—	1,659,622	—
Switzerland	179,670	5,909,404	—
United Kingdom	824,258	10,628,195	—
United States	2,423,691	—	—
Participatory Notes
India	—	528,668	—
Switzerland	—	408,265	—
Preferred Stock
Germany	—	331,132	—
Affiliated Money Market Mutual Fund	4,348,746	—	—

Total	$16,123,209	$61,914,742	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2015 were as follows:

Pharmaceuticals	14.4%
Affiliated Money Market Mutual Fund (including 4.1% of collateral for securities on loan)	5.8
Banks	5.6
Insurance	5.5
Internet Software & Services	4.6
Textiles, Apparel & Luxury Goods	4.0
Machinery	3.9
Automobiles	3.8
Auto Components	3.8
Software	3.5
Media	3.5
Specialty Retail	3.2
Capital Markets	3.0
Trading Companies & Distributors	3.0
Electronic Equipment, Instruments & Components	2.5
Food & Staples Retailing	2.4
IT Services	2.4
Chemicals	2.3
Household Products	2.1
Hotels, Restaurants & Leisure	2.1
Health Care Equipment & Supplies	1.8
Semiconductors & Semiconductor Equipment	1.7
Building Products	1.6
Personal Products	1.4
Diversified Financial Services	1.3
Oil, Gas & Consumable Fuels	1.2
Technology Hardware, Storage & Peripherals	1.2
Real Estate Management & Development	1.2
Diversified Telecommunication Services	1.2
Wireless Telecommunication Services	1.0
Professional Services	1.0
Leisure Products	1.0
Thrifts & Mortgage Finance	1.0
Health Care Providers & Services	0.9
Internet & Catalog Retail	0.8
Industrial Conglomerates	0.6
Beverages	0.6
Biotechnology	0.6
Airlines	0.6
Communications Equipment	0.4
Aerospace & Defense	0.4
Electrical Equipment	0.3
Commercial Services & Supplies	0.3
Construction & Engineering	0.1

103.6
Liabilities in excess of other assets	(3.6)

100.0%

SP Prudential U.S. Emerging Growth Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Air Freight & Logistics — 0.9%
Expeditors International of Washington, Inc.	44,546	$2,095,889

Airlines — 1.5%
Spirit Airlines, Inc.*	51,404	2,431,409
United Continental Holdings, Inc.*	17,733	940,736

		3,372,145
Auto Components — 1.3%
Delphi Automotive PLC (United Kingdom)	38,899	2,957,880

Banks — 1.2%
First Republic Bank	41,127	2,581,542

Beverages — 2.1%
Constellation Brands, Inc. (Class A Stock)	24,092	3,016,559
Monster Beverage Corp.*	12,248	1,655,195

		4,671,754

Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc.*(a)	12,235	983,205
BioMarin Pharmaceutical, Inc.*	20,260	2,133,783
Incyte Corp.*	25,195	2,779,764

		5,896,752

Capital Markets — 2.7%
Affiliated Managers Group, Inc.*	15,711	2,686,424
Artisan Partners Asset Management, Inc. (Class A Stock)(a)	25,242	889,276
TD Ameritrade Holding Corp.	76,200	2,426,208

		6,001,908

Chemicals — 2.8%
Airgas, Inc.	19,270	1,721,389
Axalta Coating Systems Ltd.*	103,367	2,619,320
FMC Corp.	53,480	1,813,507

		6,154,216

Commercial Services & Supplies — 2.7%
Copart, Inc.*	51,375	1,690,237
Stericycle, Inc.*(a)	30,316	4,223,322

		5,913,559

Communications Equipment — 1.6%
F5 Networks, Inc.*	20,398	2,362,088
Palo Alto Networks, Inc.*	7,227	1,243,044

		3,605,132

Construction & Engineering — 1.2%
Quanta Services, Inc.*(a)	110,021	2,663,608

Consumer Finance — 1.1%
SLM Corp.*	345,294	2,555,176

Electrical Equipment — 1.5%
AMETEK, Inc.	64,602	3,379,977

Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp. (Class A Stock)	78,422	3,996,385

Food & Staples Retailing — 0.6%
Sprouts Farmers Market, Inc.*(a)	68,097	1,436,847

Food Products — 3.3%
Hain Celestial Group, Inc. (The)*	70,583	3,642,082
J.M. Smucker Co. (The)(a)	18,598	2,121,846
Mead Johnson Nutrition Co.	24,127	1,698,541

		7,462,469

Health Care Equipment & Supplies — 2.5%
Align Technology, Inc.*	41,895	2,377,960
Cooper Cos., Inc. (The)	17,465	2,599,840
DexCom, Inc.*	8,060	692,032

		5,669,832

Health Care Providers & Services — 7.2%
Centene Corp.*	59,351	3,218,605
Envision Healthcare Holdings, Inc.*	78,177	2,876,132
Henry Schein, Inc.*	30,904	4,101,579
Laboratory Corp. of America Holdings*	21,099	2,288,608
Universal Health Services, Inc. (Class B Stock)	28,846	3,600,269

		16,085,193

Hotels, Restaurants & Leisure — 3.6%
Chipotle Mexican Grill, Inc.*	1,865	1,343,266
Hilton Worldwide Holdings, Inc.	130,953	3,004,062
Norwegian Cruise Line Holdings Ltd.*	32,413	1,857,265
Starwood Hotels & Resorts Worldwide, Inc.	26,874	1,786,584

		7,991,177

Household Products — 1.2%
Church & Dwight Co., Inc.	30,732	2,578,415

Independent Power & Renewable Electricity Producers — 0.6%
Abengoa Yield PLC (Spain)(a)	76,383	1,264,139

Industrial Conglomerates — 2.5%
Carlisle Cos., Inc.	11,973	1,046,201
Roper Technologies, Inc.	29,115	4,562,320

		5,608,521

Internet & Catalog Retail — 0.5%
Vipshop Holdings Ltd. (China), ADR*(a)	61,863	1,039,298

Internet Software & Services — 1.5%
LinkedIn Corp. (Class A Stock)*	17,133	3,257,497

IT Services — 4.2%
FleetCor Technologies, Inc.*	14,578	2,006,224
Global Payments, Inc.	14,550	1,669,322
Vantiv, Inc. (Class A Stock)*	126,199	5,668,859

		9,344,405

Life Sciences Tools & Services — 0.5%
Illumina, Inc.*	5,764	1,013,427

Machinery — 0.8%
Flowserve Corp.	44,509	1,831,100

Media — 0.9%
AMC Networks, Inc. (Class A Stock)*	26,157	1,913,908

Metals & Mining — 0.5%
Reliance Steel & Aluminum Co.	20,526	1,108,609

Multiline Retail — 4.5%
Burlington Stores, Inc.*	51,937	2,650,865
Dollar General Corp.	40,001	2,897,672
Dollar Tree, Inc.*	67,203	4,479,752

		10,028,289

Oil, Gas & Consumable Fuels — 1.5%
Concho Resources, Inc.*	17,348	1,705,308
Noble Energy, Inc.	56,133	1,694,094

		3,399,402

Pharmaceuticals — 2.3%
Endo International PLC*	51,882	3,594,385
Jazz Pharmaceuticals PLC*	11,342	1,506,331

		5,100,716

Professional Services — 1.4%
IHS, Inc. (Class A Stock)*	27,633	3,205,428

Real Estate Investment Trusts (REITs) — 3.4%
Crown Castle International Corp.	51,009	4,023,080
MFA Financial, Inc.	200,750	1,367,107
Starwood Property Trust, Inc.	111,492	2,287,816

		7,678,003

Real Estate Management & Development — 1.2%
CBRE Group, Inc. (Class A Stock)*	87,244	2,791,808

Road & Rail — 0.8%
Kansas City Southern	18,632	1,693,276

Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices, Inc.	45,054	2,541,496
Applied Materials, Inc.	60,965	895,576
NXP Semiconductors NV (Netherlands)*	33,484	2,915,452
Skyworks Solutions, Inc.	8,609	724,964
Xilinx, Inc.	32,318	1,370,283

		8,447,771

Software — 9.9%
Check Point Software Technologies Ltd. (Israel)*(a)	29,295	2,323,972
Electronic Arts, Inc.*	79,430	5,381,382
Intuit, Inc.	40,596	3,602,895
Red Hat, Inc.*	64,168	4,612,396
ServiceNow, Inc.*	37,259	2,587,638
Splunk, Inc.*	39,419	2,181,842
Ultimate Software Group, Inc. (The)*(a)	8,123	1,454,098

		22,144,223

Specialty Retail — 7.9%
GNC Holdings, Inc. (Class A Stock)	43,278	1,749,297
L Brands, Inc.	27,139	2,446,038
O’Reilly Automotive, Inc.*	10,418	2,604,500
Ross Stores, Inc.	71,479	3,464,587
Signet Jewelers Ltd.	25,703	3,498,949
Ulta Salon Cosmetics & Fragrance, Inc.*	23,186	3,787,433

		17,550,804

Textiles, Apparel & Luxury Goods — 2.3%
Kate Spade & Co.*	71,416	1,364,760
PVH Corp.	21,654	2,207,409
Under Armour, Inc. (Class A Stock)*(a)	15,263	1,477,153

		5,049,322

Trading Companies & Distributors — 0.6%
WESCO International, Inc.*(a)	27,734	1,288,799

Wireless Telecommunication Services — 2.8%
SBA Communications Corp. (Class A Stock)*	59,711	6,254,130

TOTAL LONG-TERM INVESTMENTS (cost $168,299,437)		218,082,731

SHORT-TERM INVESTMENT — 10.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $24,267,891; includes $20,307,014 of cash collateral for securities on loan)(b)(w)	24,267,891	24,267,891

TOTAL INVESTMENTS — 108.7% (cost $192,567,328)		242,350,622
Liabilities in excess of other assets — (8.7)%		(19,473,224)

NET ASSETS — 100.0%		$222,877,398

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,101,335; cash collateral of $20,307,014 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Air Freight & Logistics	$2,095,889	$—	$—
Airlines	3,372,145	—	—
Auto Components	2,957,880	—	—
Banks	2,581,542	—	—
Beverages	4,671,754	—	—
Biotechnology	5,896,752	—	—
Capital Markets	6,001,908	—	—
Chemicals	6,154,216	—	—
Commercial Services & Supplies	5,913,559	—	—
Communications Equipment	3,605,132	—	—
Construction & Engineering	2,663,608	—	—
Consumer Finance	2,555,176	—	—

Electrical Equipment	3,379,977	—	—
Electronic Equipment, Instruments & Components	3,996,385	—	—
Food & Staples Retailing	1,436,847	—	—
Food Products	7,462,469	—	—
Health Care Equipment & Supplies	5,669,832	—	—
Health Care Providers & Services	16,085,193	—	—
Hotels, Restaurants & Leisure	7,991,177	—	—
Household Products	2,578,415	—	—
Independent Power & Renewable Electricity Producers	1,264,139	—	—
Industrial Conglomerates	5,608,521	—	—
Internet & Catalog Retail	1,039,298	—	—
Internet Software & Services	3,257,497	—	—
IT Services	9,344,405	—	—
Life Sciences Tools & Services	1,013,427	—	—
Machinery	1,831,100	—	—
Media	1,913,908	—	—
Metals & Mining	1,108,609	—	—
Multiline Retail	10,028,289	—	—
Oil, Gas & Consumable Fuels	3,399,402	—	—
Pharmaceuticals	5,100,716	—	—
Professional Services	3,205,428	—	—
Real Estate Investment Trusts (REITs)	7,678,003	—	—
Real Estate Management & Development	2,791,808	—	—
Road & Rail	1,693,276	—	—
Semiconductors & Semiconductor Equipment	8,447,771	—	—
Software	22,144,223	—	—
Specialty Retail	17,550,804	—	—
Textiles, Apparel & Luxury Goods	5,049,322	—	—
Trading Companies & Distributors	1,288,799	—	—
Wireless Telecommunication Services	6,254,130	—	—
Affiliated Money Market Mutual Fund	24,267,891	—	—

Total	$242,350,622	$—	$—

SP Small Cap Value Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 98.0%
Aerospace & Defense — 2.1%
Curtiss-Wright Corp.	19,498	$1,217,065
Esterline Technologies Corp.*	24,544	1,764,468
Moog, Inc. (Class A Stock)*	18,953	1,024,789

		4,006,322

Air Freight & Logistics — 0.7%
Forward Air Corp.	31,188	1,293,990

Auto Components — 0.6%
American Axle & Manufacturing Holdings, Inc.*	9,797	195,352
Cooper Tire & Rubber Co.	8,106	320,268
Tower International, Inc.*	22,132	525,857

		1,041,477

Banks — 16.9%
BancorpSouth, Inc.	62,329	1,481,560
Bank of the Ozarks, Inc.(a)	40,979	1,793,241
Banner Corp.(g)	13,240	632,475
Boston Private Financial Holdings, Inc.	68,371	799,941
CoBiz Financial, Inc.	26,005	338,325
Community Bank System, Inc.	24,136	897,135
ConnectOne Bancorp, Inc.	12,861	248,217
CVB Financial Corp.	50,703	846,740
First Financial Bankshares, Inc.(a)	32,096	1,020,011
First Merchants Corp.	18,940	496,607
First Midwest Bancorp, Inc.	34,466	604,534
First of Long Island Corp. (The)	9,676	261,542
Flushing Financial Corp.	27,533	551,211
Glacier Bancorp, Inc.	43,810	1,156,146
Great Western Bancorp, Inc.*	48,169	1,222,047
Hancock Holding Co.	18,149	490,930
Heritage Financial Corp.	16,522	310,944
Home BancShares, Inc.	21,969	889,744
Independent Bank Corp.	17,606	811,637
Independent Bank Group, Inc.	8,125	312,244
Lakeland Financial Corp.	9,778	441,477
LegacyTexas Financial Group, Inc.(a)	44,946	1,369,954
MB Financial, Inc.	45,593	1,488,155
PacWest Bancorp	32,575	1,394,536
Pinnacle Financial Partners, Inc.	27,327	1,350,227
PrivateBancorp, Inc.	56,699	2,173,273
Prosperity Bancshares, Inc.	28,806	1,414,663
Renasant Corp.	14,993	492,520
Sandy Spring Bancorp, Inc.	12,804	335,209
South State Corp.	15,955	1,226,461
Southwest Bancorp, Inc.	18,155	297,923
State Bank Financial Corp.	23,675	489,599
Summit State Bank	4,086	53,527
Texas Capital Bancshares, Inc.*	12,424	651,266
Trico Bancshares	8,052	197,838
UMB Financial Corp.	18,378	933,786
Webster Financial Corp.	55,835	1,989,401
Wintrust Financial Corp.	6,171	329,716

		31,794,762

Biotechnology — 0.7%
Infinity Pharmaceuticals, Inc.*(a)	102,629	867,215
Natera, Inc.*(a)	33,467	363,117

		1,230,332

Building Products — 0.5%
Continental Building Products, Inc.*	42,132	865,391
NCI Building Systems, Inc.*	6,731	71,147

		936,538

Capital Markets — 1.7%
Golub Capital BDC, Inc.(a)	15,486	247,466
Moelis & Co. (Class A Stock)	8,467	222,343
New Mountain Finance Corp.	21,672	294,523
OM Asset Management PLC (United Kingdom)	62,681	966,541
Stifel Financial Corp.*	26,056	1,096,958
Virtu Financial, Inc. (Class A Stock)*	17,139	392,826

		3,220,657

Chemicals — 1.6%
Axiall Corp.	3,517	55,182
Cytec Industries, Inc.	4,185	309,062
Methanex Corp. (Canada)	2,491	82,602
PolyOne Corp.	34,207	1,003,634
Quaker Chemical Corp.	8,242	635,293
W.R. Grace & Co.*	10,307	959,066

		3,044,839

Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	42,907	1,171,790
Ceco Environmental Corp.	30,094	246,470
G&K Services, Inc. (Class A Stock)	10,619	707,438
Mobile Mini, Inc.(a)	28,708	883,919
Progressive Waste Solutions Ltd. (Canada)	35,153	928,742

		3,938,359

Communications Equipment — 1.0%
ADTRAN, Inc.	7,592	110,843
Digi International, Inc.*	23,100	272,349
Lumentum Holdings, Inc.*	13,494	228,724
RADWARE Ltd. (Israel)*	35,319	574,287
Viavi Solutions, Inc.*	123,168	661,412

		1,847,615

Construction & Engineering — 0.7%
EMCOR Group, Inc.	30,151	1,334,182

Construction Materials — 0.9%
Eagle Materials, Inc.	14,467	989,832
Summit Materials, Inc. (Class A Stock)*	39,318	737,999

		1,727,831

Containers & Packaging — 1.2%
Berry Plastics Group, Inc.*	37,902	1,139,713
Graphic Packaging Holding Co.	81,546	1,042,973

		2,182,686

Distributors — 0.4%
Core-Mark Holding Co., Inc.	11,774	770,608

Diversified Financial Services — 0.3%
MarketAxess Holdings, Inc.	6,778	629,541

Electric Utilities — 2.6%
IDACORP, Inc.	26,210	1,696,049
PNM Resources, Inc.	55,020	1,543,311
Portland General Electric Co.	45,838	1,694,631

		4,933,991

Electrical Equipment — 0.3%
Thermon Group Holdings, Inc.*	30,627	629,385

Electronic Equipment, Instruments & Components — 2.1%
Anixter International, Inc.*	17,224	995,203
Belden, Inc.	2,988	139,510
CTS Corp.	34,854	645,147
Littelfuse, Inc.	6,408	584,089
Newport Corp.*	45,567	626,546
Plexus Corp.*	25,184	971,599

		3,962,094

Energy Equipment & Services — 0.5%
Forum Energy Technologies, Inc.*	27,610	337,118
Oil States International, Inc.*	23,949	625,787

		962,905

Food Products — 2.3%
Freshpet, Inc.*(a)	3,475	36,487
Hain Celestial Group, Inc. (The)*	18,845	972,402
J&J Snack Foods Corp.	6,010	683,097
Post Holdings, Inc.*(a)	11,721	692,711
TreeHouse Foods, Inc.*	25,845	2,010,483

		4,395,180

Gas Utilities — 1.5%
New Jersey Resources Corp.	43,724	1,313,031
Southwest Gas Corp.	27,040	1,576,973

		2,890,004

Health Care Equipment & Supplies — 1.6%
Endologix, Inc.*(a)	94,703	1,161,059
Integra LifeSciences Holdings Corp.*	13,843	824,351
Spectranetics Corp. (The)*(a)	24,020	283,196
Tornier NV (Netherlands)*	39,924	814,050

		3,082,656

Health Care Providers & Services — 1.0%
Air Methods Corp.*(a)	29,711	1,012,848
HealthSouth Corp.	23,970	919,729

		1,932,577

Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.*(a)	15,252	189,125
HMS Holdings Corp.*(a)	104,532	916,745

		1,105,870

Hotels, Restaurants & Leisure — 3.1%
Bloomin’ Brands, Inc.	36,080	655,935
Bojangles’, Inc.*(a)	1,102	18,624
Cracker Barrel Old Country Store, Inc.(a)	3,940	580,283
Diamond Resorts International, Inc.*(a)	44,916	1,050,585
Jack in the Box, Inc.	16,244	1,251,438
Marriott Vacations Worldwide Corp.	12,065	822,109
Vail Resorts, Inc.	14,399	1,507,287

		5,886,261

Household Durables — 0.9%
Meritage Homes Corp.*	17,165	626,866
Standard Pacific Corp.*	88,841	710,728
William Lyon Homes (Class A Stock)*	16,494	339,776

		1,677,370

Household Products — 1.0%
Spectrum Brands Holdings, Inc.	19,547	1,788,746

Independent Power & Renewable Electricity Producers — 0.4%
Dynegy, Inc.*	37,427	773,616

Industrial Conglomerates — 0.3%
Carlisle Cos., Inc.	7,004	612,010

Insurance — 5.5%
American Equity Investment Life Holding Co.(a)	54,501	1,270,418
AMERISAFE, Inc.	9,995	497,051
AmTrust Financial Services, Inc.	13,608	857,032
CNO Financial Group, Inc.(a)	109,658	2,062,667
Endurance Specialty Holdings Ltd. (Bermuda)	14,583	890,001
Enstar Group Ltd. (Bermuda)*(g)	3,310	496,500
Fidelity & Guaranty Life	10,895	267,363
Maiden Holdings Ltd. (Bermuda)	84,021	1,166,211
National General Holdings Corp.	47,994	925,804
ProAssurance Corp.	11,440	561,361
RLI Corp.	13,801	738,768
Symetra Financial Corp.	18,144	574,076

		10,307,252

Internet & Catalog Retail — 0.4%
HSN, Inc.	13,999	801,303

Internet Software & Services — 0.3%
Everyday Health, Inc.*	67,849	620,140

IT Services — 0.6%
Convergys Corp.	45,305	1,046,999

Life Sciences Tools & Services — 0.3%
Bruker Corp.*	31,699	520,815

Machinery — 3.9%
Actuant Corp. (Class A Stock)	48,814	897,690
Alamo Group, Inc.	11,211	524,114
Barnes Group, Inc.	33,357	1,202,520
Clarcor, Inc.	14,931	711,910
Graco, Inc.(a)	6,498	435,561
Manitowoc Co., Inc. (The)(a)	49,889	748,335
RBC Bearings, Inc.*	12,928	772,190
Standex International Corp.	6,209	467,848
Watts Water Technologies, Inc. (Class A Stock)	21,938	1,158,765
Woodward, Inc.	9,792	398,534

		7,317,467

Media — 1.5%
Carmike Cinemas, Inc.*	19,073	383,177
Live Nation Entertainment, Inc.*	55,360	1,330,854
Nexstar Broadcasting Group, Inc. (Class A Stock)	21,844	1,034,313
Townsquare Media, Inc. (Class A Stock)*	12,080	118,022

		2,866,366

Metals & Mining — 1.2%
Commercial Metals Co.	44,839	607,569
Globe Specialty Metals, Inc.	36,146	438,451
Kaiser Aluminum Corp.	14,673	1,177,508

		2,223,528

Multi-Utilities — 1.2%
Black Hills Corp.	16,952	700,796
NorthWestern Corp.(a)	27,674	1,489,691

		2,190,487

Multiline Retail — 0.8%
Burlington Stores, Inc.*	27,552	1,406,254

Oil, Gas & Consumable Fuels — 4.0%
Carrizo Oil & Gas, Inc.*(a)	36,460	1,113,488
Memorial Resource Development Corp.*(a)	74,888	1,316,531
Parsley Energy, Inc. (Class A Stock)*(a)	64,945	978,721
PDC Energy, Inc.*(a)	18,244	967,114
Rice Energy, Inc.*(a)	93,736	1,514,774
RSP Permian, Inc.*(a)	53,616	1,085,724
WPX Energy, Inc.*	69,722	461,560

		7,437,912

Paper & Forest Products — 0.2%
KapStone Paper and Packaging Corp.	17,270	285,128
Mercer International, Inc. (Canada)	14,547	145,906

		431,034

Pharmaceuticals — 0.8%
Catalent, Inc.*	8,961	217,752
Pacira Pharmaceuticals, Inc.*(a)	13,116	539,068
Prestige Brands Holdings, Inc.*	14,118	637,569

		1,394,389

Professional Services — 0.6%
On Assignment, Inc.*	31,090	1,147,221
TrueBlue, Inc.*	949	21,324

		1,168,545

Real Estate Investment Trusts (REITs) — 12.9%
Acadia Realty Trust	56,971	1,713,118
Apollo Commercial Real Estate Finance, Inc.	72,029	1,131,576
Blackstone Mortgage Trust, Inc. (Class A Stock)	53,536	1,469,028
CBL & Associates Properties, Inc.	53,336	733,370
Chesapeake Lodging Trust	79,533	2,072,630
CubeSmart	79,198	2,154,977
CyrusOne, Inc.	43,208	1,411,173
DuPont Fabros Technology, Inc.	12,952	335,198
Highwoods Properties, Inc.	38,013	1,473,004
Hudson Pacific Properties, Inc.	51,284	1,476,466
MFA Financial, Inc.	141,127	961,075
National Health Investors, Inc.	16,873	970,029
Pebblebrook Hotel Trust	77,112	2,733,620
PS Business Parks, Inc.	21,393	1,698,176
Sovran Self Storage, Inc.	4,496	423,973
Strategic Hotels & Resorts, Inc.*	124,473	1,716,483
Terreno Realty Corp.	51,024	1,002,111
Two Harbors Investment Corp.	89,090	785,774

		24,261,781

Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc.	61,567	1,364,940

Semiconductors & Semiconductor Equipment — 3.5%
Cabot Microelectronics Corp.*	19,160	742,258
Entegris, Inc.*	102,777	1,355,629
Fairchild Semiconductor International, Inc.*	43,463	610,220
Intersil Corp. (Class A Stock)	127,078	1,486,813
MKS Instruments, Inc.	30,820	1,033,395
Semtech Corp.*	53,104	801,870
Silicon Laboratories, Inc.*	14,008	581,892

		6,612,077

Software — 2.3%
Bottomline Technologies (DE), Inc.*	25,982	649,810
CommVault Systems, Inc.*	18,842	639,874
Monotype Imaging Holdings, Inc.	25,876	564,614
NetScout Systems, Inc.*	21,211	750,233
Pegasystems, Inc.	17,343	426,811
Verint Systems, Inc.*	28,318	1,221,922

		4,253,264

Specialty Retail — 2.4%
American Eagle Outfitters, Inc.	22,266	348,017
Asbury Automotive Group, Inc.*	8,199	665,349
Ascena Retail Group, Inc.*	13,794	191,874
Boot Barn Holdings, Inc.*(a)	22,644	417,329
GNC Holdings, Inc. (Class A Stock)	12,024	486,010
Lithia Motors, Inc. (Class A Stock)	15,601	1,686,624
Monro Muffler Brake, Inc.(a)	6,332	427,727
Office Depot, Inc.*	15,192	97,533
Party City Holdco, Inc.*	5,633	89,959

		4,410,422

Technology Hardware, Storage & Peripherals — 0.4%
Electronics For Imaging, Inc.*	17,821	771,293

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	14,132	1,280,924
Steven Madden Ltd.*	13,637	499,387

		1,780,311

Thrifts & Mortgage Finance — 2.5%
Brookline Bancorp, Inc.	28,063	284,559
Dime Community Bancshares, Inc.	18,013	304,420
EverBank Financial Corp.	44,825	865,122
Oritani Financial Corp.	21,881	341,781
Provident Financial Services, Inc.	37,646	734,097
Radian Group, Inc.(a)	104,966	1,670,009
WSFS Financial Corp.	17,075	491,931

		4,691,919

Trading Companies & Distributors — 1.4%
Beacon Roofing Supply, Inc.*	28,544	927,395
Kaman Corp.	27,183	974,510
WESCO International, Inc.*(a)	15,346	713,129

		2,615,034

TOTAL COMMON STOCKS (cost $172,630,299)		184,125,936

UNAFFILIATED MUTUAL FUND — 1.0%
Exchange Traded Fund
iShares Russell 2000 Value Index Fund (cost $2,058,706)	22,049	1,986,615

TOTAL LONG-TERM INVESTMENTS (cost $174,689,005)		186,112,551

SHORT-TERM INVESTMENT — 14.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $26,277,970; includes $25,020,448 of cash collateral for securities on loan)(b)(w)	26,277,970	26,277,970

TOTAL INVESTMENTS — 113.0% (cost $200,966,975)		212,390,521
Liabilities in excess of other assets — (13.0)%		(24,459,790)

NET ASSETS — 100.0%		$187,930,731

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,711,282; cash collateral of $25,020,448 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security or securities that has been deemed illiquid.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$4,006,322	$—	$—
Air Freight & Logistics	1,293,990	—	—
Auto Components	1,041,477	—	—
Banks	31,794,762	—	—
Biotechnology	1,230,332	—	—
Building Products	936,538	—	—
Capital Markets	3,220,657	—	—

Chemicals	3,044,839	—	—
Commercial Services & Supplies	3,938,359	—	—
Communications Equipment	1,847,615	—	—
Construction & Engineering	1,334,182	—	—
Construction Materials	1,727,831	—	—
Containers & Packaging	2,182,686	—	—
Distributors	770,608	—	—
Diversified Financial Services	629,541	—	—
Electric Utilities	4,933,991	—	—
Electrical Equipment	629,385	—	—
Electronic Equipment, Instruments & Components	3,962,094	—	—
Energy Equipment & Services	962,905	—	—
Food Products	4,395,180	—	—
Gas Utilities	2,890,004	—	—
Health Care Equipment & Supplies	3,082,656	—	—
Health Care Providers & Services	1,932,577	—	—
Health Care Technology	1,105,870	—	—
Hotels, Restaurants & Leisure	5,886,261	—	—
Household Durables	1,677,370	—	—
Household Products	1,788,746	—	—
Independent Power & Renewable Electricity Producers	773,616	—	—
Industrial Conglomerates	612,010	—	—
Insurance	10,307,252	—	—
Internet & Catalog Retail	801,303	—	—
Internet Software & Services	620,140	—	—
IT Services	1,046,999	—	—
Life Sciences Tools & Services	520,815	—	—
Machinery	7,317,467	—	—
Media	2,866,366	—	—
Metals & Mining	2,223,528	—	—
Multi-Utilities	2,190,487	—	—
Multiline Retail	1,406,254	—	—
Oil, Gas & Consumable Fuels	7,437,912	—	—
Paper & Forest Products	431,034	—	—
Pharmaceuticals	1,394,389	—	—
Professional Services	1,168,545	—	—
Real Estate Investment Trusts (REITs)	24,261,781	—	—
Real Estate Management & Development	1,364,940	—	—
Semiconductors & Semiconductor Equipment	6,612,077	—	—
Software	4,253,264	—	—
Specialty Retail	4,410,422	—	—
Technology Hardware, Storage & Peripherals	771,293	—	—
Textiles, Apparel & Luxury Goods	1,780,311	—	—
Thrifts & Mortgage Finance	4,691,919	—	—
Trading Companies & Distributors	2,615,034	—	—
Unaffiliated Mutual Fund
Exchange Traded Fund	1,986,615	—	—
Affiliated Money Market Mutual Fund	26,277,970	—	—

Total	$212,390,521	$—	$—

Stock Index Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS
Aerospace & Defense — 2.6%
Boeing Co. (The)	105,436	$13,806,844
General Dynamics Corp.	51,200	7,063,040
Honeywell International, Inc.	128,150	12,134,523
L-3 Communications Holdings, Inc.(a)	13,500	1,411,020
Lockheed Martin Corp.	43,898	9,100,494
Northrop Grumman Corp.	31,826	5,281,525
Precision Castparts Corp.	22,500	5,168,475
Raytheon Co.	50,018	5,464,967
Rockwell Collins, Inc.	21,700	1,775,928
Textron, Inc.	45,500	1,712,620
United Technologies Corp.	135,700	12,075,943

		74,995,379

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	23,900	1,619,942
Expeditors International of Washington, Inc.	31,400	1,477,370
FedEx Corp.	43,240	6,225,695
United Parcel Service, Inc. (Class B Stock)	113,800	11,230,922

		20,553,929

Airlines — 0.6%
American Airlines Group, Inc.	111,000	4,310,130
Delta Air Lines, Inc.	132,400	5,940,788
Southwest Airlines Co.	109,537	4,166,787
United Continental Holdings, Inc.*	59,600	3,161,780

		17,579,485

Auto Components — 0.4%
BorgWarner, Inc.	37,100	1,542,989
Delphi Automotive PLC (United Kingdom)	47,400	3,604,296
Goodyear Tire & Rubber Co. (The)	44,300	1,299,319
Johnson Controls, Inc.	107,400	4,442,064

		10,888,668

Automobiles — 0.6%
Ford Motor Co.	647,759	8,790,090
General Motors Co.	228,300	6,853,566
Harley-Davidson, Inc.(a)	34,300	1,883,070

		17,526,726

Banks — 5.9%
Bank of America Corp.	1,726,982	26,906,379
BB&T Corp.	127,400	4,535,440
Citigroup, Inc.	497,222	24,667,183
Comerica, Inc.	29,250	1,202,175
Fifth Third Bancorp	132,749	2,510,283
Huntington Bancshares, Inc.	132,575	1,405,295
JPMorgan Chase & Co.	608,145	37,078,601
KeyCorp	139,100	1,809,691
M&T Bank Corp.(a)	21,800	2,658,510
People’s United Financial, Inc.(a)	50,700	797,511
PNC Financial Services Group, Inc. (The)	84,893	7,572,456
Regions Financial Corp.	219,712	1,979,605
SunTrust Banks, Inc.	84,600	3,235,104
U.S. Bancorp	276,181	11,326,183
Wells Fargo & Co.	767,936	39,433,514
Zions Bancorporation	33,300	917,082

		168,035,012

Beverages — 2.2%
Brown-Forman Corp. (Class B Stock)	18,450	1,787,805
Coca-Cola Co. (The)	642,850	25,791,142
Coca-Cola Enterprises, Inc.	35,200	1,701,920
Constellation Brands, Inc. (Class A Stock)	27,800	3,480,838
Dr. Pepper Snapple Group, Inc.	31,500	2,490,075
Molson Coors Brewing Co. (Class B Stock)	26,200	2,175,124
Monster Beverage Corp.*	23,700	3,202,818
PepsiCo, Inc.	241,914	22,812,490

		63,442,212

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.*	36,700	5,739,513
Amgen, Inc.	124,594	17,233,842
Baxalta, Inc.	89,200	2,810,692
Biogen, Inc.*	38,575	11,256,571
Celgene Corp.*	130,000	14,062,100
Gilead Sciences, Inc.	240,900	23,653,971
Regeneron Pharmaceuticals, Inc.*	12,400	5,767,736
Vertex Pharmaceuticals, Inc.*	40,000	4,165,600

		84,690,025

Building Products — 0.1%
Allegion PLC	15,633	901,399
Masco Corp.	57,000	1,435,260

		2,336,659

Capital Markets — 2.1%
Affiliated Managers Group, Inc.*	9,000	1,538,910
Ameriprise Financial, Inc.	29,800	3,252,074
Bank of New York Mellon Corp. (The)	183,789	7,195,340
BlackRock, Inc.	20,900	6,217,123
Charles Schwab Corp. (The)	189,500	5,412,120
E*TRADE Financial Corp.*	47,510	1,250,938
Franklin Resources, Inc.	64,000	2,384,640
Goldman Sachs Group, Inc. (The)	65,900	11,450,784
Invesco Ltd.	70,600	2,204,838
Legg Mason, Inc.	16,800	699,048
Morgan Stanley	251,810	7,932,015
Northern Trust Corp.	36,000	2,453,760
State Street Corp.	67,525	4,538,355
T. Rowe Price Group, Inc.	43,100	2,995,450

		59,525,395

Chemicals — 2.0%
Air Products & Chemicals, Inc.	31,700	4,044,286
Airgas, Inc.	11,700	1,045,161
CF Industries Holdings, Inc.	38,600	1,733,140
Dow Chemical Co. (The)	182,811	7,751,186
E.I. du Pont de Nemours & Co.	148,391	7,152,446
Eastman Chemical Co.	24,500	1,585,640
Ecolab, Inc.	44,000	4,827,680
FMC Corp.	23,000	779,930
International Flavors & Fragrances, Inc.	13,300	1,373,358
LyondellBasell Industries NV (Class A Stock)	64,400	5,368,384
Monsanto Co.(a)	78,096	6,664,713
Mosaic Co. (The)	50,900	1,583,499
PPG Industries, Inc.	44,600	3,910,974

Praxair, Inc.	47,300	4,817,978
Sherwin-Williams Co. (The)	13,000	2,896,140
Sigma-Aldrich Corp.	19,600	2,722,832

		58,257,347

Commercial Services & Supplies — 0.4%
ADT Corp. (The)(a)	29,500	882,050
Cintas Corp.	15,600	1,337,700
Pitney Bowes, Inc.(a)	34,700	688,795
Republic Services, Inc.	40,935	1,686,522
Stericycle, Inc.*(a)	14,000	1,950,340
Tyco International PLC	69,000	2,308,740
Waste Management, Inc.	69,830	3,478,232

		12,332,379

Communications Equipment — 1.5%
Cisco Systems, Inc.	833,475	21,878,719
F5 Networks, Inc.*	11,800	1,366,440
Harris Corp.	20,200	1,477,630
Juniper Networks, Inc.	57,600	1,480,896
Motorola Solutions, Inc.	26,327	1,800,240
QUALCOMM, Inc.	260,750	14,010,098

		42,014,023

Construction & Engineering — 0.1%
Fluor Corp.(a)	25,000	1,058,750
Jacobs Engineering Group, Inc.*(a)	21,700	812,231
Quanta Services, Inc.*(a)	35,200	852,192

		2,723,173

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	10,200	1,549,890
Vulcan Materials Co.	21,800	1,944,560

		3,494,450

Consumer Finance — 0.7%
American Express Co.	139,600	10,348,548
Capital One Financial Corp.	89,569	6,495,544
Discover Financial Services	72,605	3,774,734
Navient Corp.	63,800	717,112

		21,335,938

Containers & Packaging — 0.2%
Avery Dennison Corp.	15,700	888,149
Ball Corp.	22,600	1,405,720
Owens-Illinois, Inc.*(a)	26,500	549,080
Sealed Air Corp.	34,520	1,618,297
WestRock Co.	42,761	2,199,626

		6,660,872

Distributors — 0.1%
Genuine Parts Co.	25,025	2,074,322

Diversified Consumer Services — 0.1%
H&R Block, Inc.	45,200	1,636,240

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc. (Class B Stock)*	305,100	39,785,040
CME Group, Inc.	53,400	4,952,316
Intercontinental Exchange, Inc.	18,398	4,323,346

Leucadia National Corp.	51,700	1,047,442
McGraw Hill Financial, Inc.	44,900	3,883,850
Moody’s Corp.	29,220	2,869,404
Nasdaq, Inc.	20,400	1,087,932

		57,949,330

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	1,006,935	32,805,942
CenturyLink, Inc.	92,385	2,320,711
Frontier Communications Corp.	195,716	929,651
Level 3 Communications, Inc.*	48,300	2,110,227
Verizon Communications, Inc.	670,438	29,170,758

		67,337,289

Electric Utilities — 1.7%
American Electric Power Co., Inc.	80,340	4,568,133
Duke Energy Corp.	113,348	8,154,255
Edison International	53,400	3,367,938
Entergy Corp.	29,500	1,920,450
Eversource Energy	52,100	2,637,302
Exelon Corp.	141,173	4,192,838
FirstEnergy Corp.	69,180	2,166,026
NextEra Energy, Inc.	72,875	7,108,956
Pepco Holdings, Inc.	43,500	1,053,570
Pinnacle West Capital Corp.	18,200	1,167,348
PPL Corp.	109,500	3,601,455
Southern Co. (The)	148,900	6,655,830
Xcel Energy, Inc.	83,095	2,942,394

		49,536,495

Electrical Equipment — 0.5%
AMETEK, Inc.	39,600	2,071,872
Eaton Corp. PLC	76,561	3,927,579
Emerson Electric Co.	109,600	4,841,032
Rockwell Automation, Inc.(a)	22,100	2,242,487

		13,082,970

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	50,700	2,583,672
Corning, Inc.	206,300	3,531,856
FLIR Systems, Inc.	23,000	643,770
TE Connectivity Ltd. (Switzerland)	66,700	3,994,663

		10,753,961

Energy Equipment & Services — 1.1%
Baker Hughes, Inc.	70,448	3,666,114
Cameron International Corp.*	31,400	1,925,448
Diamond Offshore Drilling, Inc.(a)	11,900	205,870
Ensco PLC (Class A Stock)	38,500	542,080
FMC Technologies, Inc.*	37,900	1,174,900
Halliburton Co.	139,500	4,931,325
Helmerich & Payne, Inc.(a)	18,100	855,406
National Oilwell Varco, Inc.(a)	63,600	2,394,540
Schlumberger Ltd.	208,072	14,350,726
Transocean Ltd.(a)	56,000	723,520

		30,769,929

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	72,022	10,412,221
CVS Health Corp.	183,738	17,727,042
Kroger Co. (The)	160,700	5,796,449

Sysco Corp.	92,000	3,585,240
Wal-Mart Stores, Inc.	258,600	16,767,624
Walgreens Boots Alliance, Inc.	143,000	11,883,300
Whole Foods Market, Inc.	58,800	1,861,020

		68,032,896

Food Products — 1.7%
Archer-Daniels-Midland Co.	101,738	4,217,040
Campbell Soup Co.	29,200	1,479,856
ConAgra Foods, Inc.	70,000	2,835,700
General Mills, Inc.(a)	97,700	5,483,901
Hershey Co. (The)	24,100	2,214,308
Hormel Foods Corp.	22,100	1,399,151
J.M. Smucker Co. (The)(a)	15,900	1,814,031
Kellogg Co.	41,100	2,735,205
Keurig Green Mountain, Inc.	19,100	995,874
Kraft Heinz Co. (The)	97,137	6,855,929
McCormick & Co., Inc. (Non-Voting Shares)	20,100	1,651,818
Mead Johnson Nutrition Co.	33,193	2,336,787
Mondelez International, Inc. (Class A Stock)	266,611	11,163,003
Tyson Foods, Inc. (Class A Stock)(a)	47,900	2,064,490

		47,247,093

Gas Utilities
AGL Resources, Inc.	20,337	1,241,370

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	244,050	9,815,691
Baxter International, Inc.	89,200	2,930,220
Becton, Dickinson & Co.	34,354	4,557,402
Boston Scientific Corp.*	219,699	3,605,261
C.R. Bard, Inc.	12,200	2,272,982
DENTSPLY International, Inc.	24,100	1,218,737
Edwards Lifesciences Corp.*	17,700	2,516,409
Intuitive Surgical, Inc.*	6,090	2,798,842
Medtronic PLC	233,528	15,632,364
St. Jude Medical, Inc.	46,000	2,902,140
Stryker Corp.	49,000	4,610,900
Varian Medical Systems, Inc.*(a)	17,200	1,269,016
Zimmer Biomet Holdings, Inc.	27,986	2,628,725

		56,758,689

Health Care Providers & Services — 2.7%
Aetna, Inc.	57,257	6,264,488
AmerisourceBergen Corp.	34,200	3,248,658
Anthem, Inc.	43,400	6,076,000
Cardinal Health, Inc.	54,275	4,169,406
Cigna Corp.	42,200	5,697,844
DaVita HealthCare Partners, Inc.*	28,200	2,039,706
Express Scripts Holding Co.*	110,826	8,972,473
HCA Holdings, Inc.*	49,400	3,821,584
Henry Schein, Inc.*	13,800	1,831,536
Humana, Inc.	24,600	4,403,400
Laboratory Corp. of America Holdings*	16,500	1,789,755
McKesson Corp.	38,007	7,032,435
Patterson Cos., Inc.(a)	14,800	640,100
Quest Diagnostics, Inc.	23,600	1,450,692
Tenet Healthcare Corp.*(a)	16,300	601,796
UnitedHealth Group, Inc.	156,000	18,097,560
Universal Health Services, Inc. (Class B Stock)	15,000	1,872,150

		78,009,583

Health Care Technology — 0.1%
Cerner Corp.*(a)	50,200	3,009,992

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	74,000	3,677,800
Chipotle Mexican Grill, Inc.*	5,170	3,723,692
Darden Restaurants, Inc.	20,650	1,415,351
Marriott International, Inc. (Class A Stock)(a)	33,803	2,305,365
McDonald’s Corp.	155,900	15,360,827
Royal Caribbean Cruises Ltd.	27,100	2,414,339
Starbucks Corp.	245,900	13,976,956
Starwood Hotels & Resorts Worldwide, Inc.	28,100	1,868,088
Wyndham Worldwide Corp.	19,763	1,420,960
Wynn Resorts Ltd.(a)	12,900	685,248
Yum! Brands, Inc.	70,900	5,668,455

		52,517,081

Household Durables — 0.4%
D.R. Horton, Inc.	54,700	1,605,992
Garmin Ltd.(a)	20,800	746,304
Harman International Industries, Inc.(a)	11,700	1,123,083
Leggett & Platt, Inc.	22,600	932,250
Lennar Corp. (Class A Stock)(a)	29,300	1,410,209
Mohawk Industries, Inc.*	10,200	1,854,258
Newell Rubbermaid, Inc.	44,049	1,749,186
PulteGroup, Inc.	53,785	1,014,923
Whirlpool Corp.	12,907	1,900,685

		12,336,890

Household Products — 1.8%
Clorox Co. (The)	21,500	2,483,895
Colgate-Palmolive Co.	142,600	9,049,396
Kimberly-Clark Corp.	59,688	6,508,379
Procter & Gamble Co. (The)	444,606	31,984,956

		50,026,626

Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	117,400	1,149,346
NRG Energy, Inc.	57,400	852,390

		2,001,736

Industrial Conglomerates — 2.4%
3M Co.	104,000	14,744,080
Danaher Corp.	99,700	8,495,437
General Electric Co.	1,648,575	41,577,061
Roper Technologies, Inc.	16,500	2,585,550

		67,402,128

Insurance — 2.5%
ACE Ltd.	53,600	5,542,240
Aflac, Inc.	71,200	4,138,856
Allstate Corp. (The)	67,088	3,907,205
American International Group, Inc.	214,429	12,183,856
Aon PLC	46,225	4,095,997
Assurant, Inc.	11,700	924,417
Chubb Corp. (The)	37,700	4,623,905
Cincinnati Financial Corp.	24,328	1,308,846
Genworth Financial, Inc. (Class A Stock)*	90,600	418,572

Hartford Financial Services Group, Inc. (The)	68,900	3,154,242
Lincoln National Corp.	41,463	1,967,834
Loews Corp.	48,726	1,760,958
Marsh & McLennan Cos., Inc.	88,300	4,611,026
MetLife, Inc.	182,900	8,623,735
Principal Financial Group, Inc.	45,000	2,130,300
Progressive Corp. (The)	87,500	2,681,000
Torchmark Corp.	19,775	1,115,310
Travelers Cos., Inc. (The)	52,298	5,205,220
Unum Group	40,956	1,313,869
XL Group PLC (Ireland)	50,300	1,826,896

		71,534,284

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.*	62,600	32,044,314
Expedia, Inc.	16,400	1,929,952
Netflix, Inc.*	69,590	7,185,864
Priceline Group, Inc. (The)*	8,420	10,414,361
TripAdvisor, Inc.*(a)	18,400	1,159,568

		52,734,059

Internet Software & Services — 3.6%
Akamai Technologies, Inc.*(a)	29,300	2,023,458
eBay, Inc.*	181,200	4,428,528
Facebook, Inc. (Class A Stock)*	367,300	33,020,270
Google, Inc. (Class A Stock)*	47,215	30,140,639
Google, Inc. (Class C Stock)*	48,340	29,411,023
VeriSign, Inc.*(a)	17,200	1,213,632
Yahoo!, Inc.*	143,100	4,137,021

		104,374,571

IT Services — 3.7%
Accenture PLC (Class A Stock)	102,700	10,091,302
Alliance Data Systems Corp.*(a)	10,200	2,641,596
Automatic Data Processing, Inc.	77,000	6,187,720
Cognizant Technology Solutions Corp. (Class A Stock)*	100,100	6,267,261
Computer Sciences Corp.	22,600	1,387,188
Fidelity National Information Services, Inc.	46,500	3,119,220
Fiserv, Inc.*	38,900	3,369,129
International Business Machines Corp.	149,025	21,604,154
MasterCard, Inc. (Class A Stock)	160,300	14,446,236
Paychex, Inc.	53,650	2,555,350
PayPal Holdings, Inc.*	179,700	5,577,888
Teradata Corp.*(a)	24,500	709,520
Total System Services, Inc.	28,293	1,285,351
Visa, Inc. (Class A Stock)	316,800	22,068,288
Western Union Co. (The)(a)	84,704	1,555,165
Xerox Corp.	170,111	1,655,180

		104,520,548

Leisure Products — 0.1%
Hasbro, Inc.(a)	18,450	1,330,983
Mattel, Inc.(a)	55,481	1,168,430

		2,499,413

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	54,682	1,877,233
PerkinElmer, Inc.	18,600	854,856
Thermo Fisher Scientific, Inc.	65,300	7,984,884
Waters Corp.*	13,600	1,607,656

		12,324,629

Machinery — 1.2%
Caterpillar, Inc.(a)	99,000	6,470,640
Cummins, Inc.(a)	27,500	2,985,950
Deere & Co.	51,150	3,785,100
Dover Corp.	26,300	1,503,834
Flowserve Corp.	23,200	954,448
Illinois Tool Works, Inc.	55,475	4,566,147
Ingersoll-Rand PLC	43,400	2,203,418
Joy Global, Inc.(a)	18,200	271,726
PACCAR, Inc.	58,228	3,037,755
Parker-Hannifin Corp.(a)	22,787	2,217,175
Pentair PLC (United Kingdom)	29,507	1,506,037
Snap-on, Inc.	9,600	1,449,024
Stanley Black & Decker, Inc.	25,235	2,447,291
Xylem, Inc.	29,600	972,360

		34,370,905

Media — 3.1%
Cablevision Systems Corp. (Class A Stock)	36,200	1,175,414
CBS Corp. (Class B Non-Voting Stock)	74,268	2,963,293
Comcast Corp. (Class A Stock)	347,646	19,774,105
Comcast Corp. (Special Class A Stock)	55,400	3,171,096
Discovery Communications, Inc. (Class A Stock)*(a)	24,500	637,735
Discovery Communications, Inc. (Class C Stock)*(a)	42,700	1,037,183
Interpublic Group of Cos., Inc. (The)	67,762	1,296,287
News Corp. (Class A Stock)	72,425	914,004
Omnicom Group, Inc.	40,100	2,642,590
Scripps Networks Interactive, Inc. (Class A Stock)(a)	16,400	806,716
TEGNA, Inc.(a)	39,100	875,449
Time Warner Cable, Inc.	46,326	8,309,495
Time Warner, Inc.	134,415	9,241,031
Twenty-First Century Fox, Inc. (Class A Stock)	200,100	5,398,698
Twenty-First Century Fox, Inc. (Class B Stock)	60,700	1,643,149
Viacom, Inc. (Class B Stock)	58,643	2,530,445
Walt Disney Co. (The)	254,576	26,017,667

		88,434,357

Metals & Mining — 0.3%
Alcoa, Inc.	214,676	2,073,770
Freeport-McMoRan, Inc.(a)	170,512	1,652,262
Newmont Mining Corp.	86,703	1,393,317
Nucor Corp.	52,300	1,963,865

		7,083,214

Multi-Utilities — 1.2%
Ameren Corp.	39,800	1,682,346
CenterPoint Energy, Inc.	70,510	1,272,000
CMS Energy Corp.(a)	45,300	1,599,996
Consolidated Edison, Inc.	48,000	3,208,800
Dominion Resources, Inc.	97,284	6,846,848
DTE Energy Co.	29,400	2,362,878
NiSource, Inc.	54,600	1,012,830
PG&E Corp.	78,700	4,155,360
Public Service Enterprise Group, Inc.	82,900	3,495,064
SCANA Corp.(a)	23,500	1,322,110
Sempra Energy	38,154	3,690,255
TECO Energy, Inc.	38,600	1,013,636
WEC Energy Group, Inc.(a)	51,676	2,698,521

		34,360,644

Multiline Retail — 0.7%
Dollar General Corp.	48,700	3,527,828
Dollar Tree, Inc.*	36,547	2,436,223
Kohl’s Corp.(a)	32,500	1,505,075
Macy’s, Inc.	55,220	2,833,890
Nordstrom, Inc.	23,200	1,663,672
Target Corp.	104,668	8,233,185

		20,199,873

Oil, Gas & Consumable Fuels — 5.7%
Anadarko Petroleum Corp.	83,326	5,032,057
Apache Corp.	61,850	2,422,046
Cabot Oil & Gas Corp.	67,800	1,482,108
Chesapeake Energy Corp.(a)	84,900	622,317
Chevron Corp.	308,242	24,314,129
Cimarex Energy Co.	15,400	1,578,192
Columbia Pipeline Group, Inc.	52,100	952,909
ConocoPhillips(a)	202,129	9,694,107
CONSOL Energy, Inc.(a)	37,500	367,500
Devon Energy Corp.	63,400	2,351,506
EOG Resources, Inc.	90,000	6,552,000
EQT Corp.	25,000	1,619,250
Exxon Mobil Corp.	684,904	50,922,612
Hess Corp.	40,075	2,006,155
Kinder Morgan, Inc.	285,543	7,903,830
Marathon Oil Corp.	110,694	1,704,688
Marathon Petroleum Corp.	89,094	4,127,725
Murphy Oil Corp.(a)	28,800	696,960
Newfield Exploration Co.*	27,000	888,300
Noble Energy, Inc.	70,200	2,118,636
Occidental Petroleum Corp.	125,900	8,328,285
ONEOK, Inc.	35,340	1,137,948
Phillips 66	81,664	6,275,062
Pioneer Natural Resources Co.	24,500	2,980,180
Range Resources Corp.(a)	27,300	876,876
Southwestern Energy Co.*(a)	63,200	802,008
Spectra Energy Corp.(a)	110,042	2,890,803
Tesoro Corp.	20,700	2,012,868
Valero Energy Corp.	83,400	5,012,340
Williams Cos., Inc. (The)	110,500	4,071,925

		161,745,322

Paper & Forest Products — 0.1%
International Paper Co.	69,367	2,621,379

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	36,600	2,952,888

Pharmaceuticals — 6.0%
AbbVie, Inc.	275,200	14,973,632
Allergan PLC*	64,206	17,451,833
Bristol-Myers Squibb Co.	273,240	16,175,808
Eli Lilly & Co.	160,100	13,398,769
Endo International PLC*	33,300	2,307,024
Johnson & Johnson	455,096	42,483,212
Mallinckrodt PLC*	19,200	1,227,648
Merck & Co., Inc.	463,003	22,867,718
Mylan NV*(a)	67,500	2,717,550

Perrigo Co. PLC	24,000	3,774,480
Pfizer, Inc.	1,011,923	31,784,501
Zoetis, Inc.	80,300	3,306,754

		172,468,929

Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	6,200	651,000
Equifax, Inc.	19,600	1,904,728
Nielsen Holdings PLC(a)	60,500	2,690,435
Robert Half International, Inc.	23,300	1,192,028

		6,438,191

Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	69,400	6,105,812
Apartment Investment & Management Co. (Class A Stock)	26,974	998,577
AvalonBay Communities, Inc.	21,718	3,796,741
Boston Properties, Inc.	25,200	2,983,680
Crown Castle International Corp.	55,400	4,369,398
Equinix, Inc.	9,400	2,569,960
Equity Residential	59,700	4,484,664
Essex Property Trust, Inc.	10,800	2,412,936
General Growth Properties, Inc.	103,200	2,680,104
HCP, Inc.(a)	75,700	2,819,825
Host Hotels & Resorts, Inc.	124,226	1,964,013
Iron Mountain, Inc.	30,730	953,245
Kimco Realty Corp.	67,700	1,653,911
Macerich Co. (The)	23,100	1,774,542
Plum Creek Timber Co., Inc.	28,800	1,137,888
Prologis, Inc.	85,928	3,342,599
Public Storage	23,800	5,036,794
Realty Income Corp.(a)	38,200	1,810,298
Simon Property Group, Inc.	51,101	9,388,276
SL Green Realty Corp.(a)	16,400	1,773,824
Ventas, Inc.	54,304	3,044,282
Vornado Realty Trust	28,757	2,600,208
Welltower, Inc.	57,600	3,900,672
Weyerhaeuser Co.	84,910	2,321,439

		73,923,688

Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	45,900	1,468,800

Road & Rail — 0.8%
CSX Corp.	161,972	4,357,047
J.B. Hunt Transport Services, Inc.(a)	15,100	1,078,140
Kansas City Southern	18,200	1,654,016
Norfolk Southern Corp.	50,000	3,820,000
Ryder System, Inc.	8,800	651,552
Union Pacific Corp.	143,500	12,686,835

		24,247,590

Semiconductors & Semiconductor Equipment — 2.3%
Altera Corp.	49,400	2,473,952
Analog Devices, Inc.	51,400	2,899,474
Applied Materials, Inc.	201,900	2,965,911
Avago Technologies Ltd. (Singapore)	42,600	5,325,426
Broadcom Corp. (Class A Stock)	89,150	4,584,984
First Solar, Inc.*	12,400	530,100
Intel Corp.	777,400	23,430,836
KLA-Tencor Corp.	26,300	1,315,000
Lam Research Corp.	25,950	1,695,314
Linear Technology Corp.(a)	39,300	1,585,755

Microchip Technology, Inc.(a)	33,500	1,443,515
Micron Technology, Inc.*(a)	176,600	2,645,468
NVIDIA Corp.	83,850	2,066,903
Qorvo, Inc.*	24,586	1,107,599
Skyworks Solutions, Inc.	31,400	2,644,194
Texas Instruments, Inc.(a)	170,500	8,443,160
Xilinx, Inc.	42,400	1,797,760

		66,955,351

Software — 3.8%
Activision Blizzard, Inc.	77,100	2,381,619
Adobe Systems, Inc.*	77,975	6,411,105
Autodesk, Inc.*	37,400	1,650,836
CA, Inc.	51,973	1,418,863
Citrix Systems, Inc.*	26,300	1,822,064
Electronic Arts, Inc.*	51,000	3,455,250
Intuit, Inc.	45,200	4,011,500
Microsoft Corp.	1,315,300	58,215,178
Oracle Corp.	525,095	18,966,431
Red Hat, Inc.*	30,100	2,163,588
salesforce.com, inc.*	100,000	6,943,000
Symantec Corp.	111,611	2,173,066

		109,612,500

Specialty Retail — 2.6%
Advance Auto Parts, Inc.	12,000	2,274,360
AutoNation, Inc.*	12,989	755,700
AutoZone, Inc.*(a)	5,150	3,727,724
Bed Bath & Beyond, Inc.*	28,100	1,602,262
Best Buy Co., Inc.	48,025	1,782,688
CarMax, Inc.*	34,300	2,034,676
GameStop Corp. (Class A Stock)(a)	18,400	758,264
Gap, Inc. (The)	43,087	1,227,980
Home Depot, Inc. (The)	212,369	24,526,496
L. Brands, Inc.	40,196	3,622,865
Lowe’s Cos., Inc.	152,925	10,539,591
O’Reilly Automotive, Inc.*	16,600	4,150,000
Ross Stores, Inc.	67,900	3,291,113
Signet Jewelers Ltd.	13,200	1,796,916
Staples, Inc.	105,000	1,231,650
Tiffany & Co.	18,500	1,428,570
TJX Cos., Inc. (The)	111,500	7,963,330
Tractor Supply Co.	22,400	1,888,768
Urban Outfitters, Inc.*(a)	16,800	493,584

		75,096,537

Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	936,605	103,307,532
EMC Corp.	318,274	7,689,500
Hewlett-Packard Co.	296,066	7,582,250
NetApp, Inc.	51,100	1,512,560
SanDisk Corp.(a)	34,100	1,852,653
Seagate Technology PLC(a)	51,500	2,307,200
Western Digital Corp.	35,600	2,828,064

		127,079,759

Textiles, Apparel & Luxury Goods — 1.0%
Coach, Inc.	45,300	1,310,529
Fossil Group, Inc.*(a)	7,400	413,512
Hanesbrands, Inc.	61,700	1,785,598

Michael Kors Holdings Ltd.*	32,600	1,377,024
NIKE, Inc. (Class B Stock)	112,200	13,797,234
PVH Corp.	13,600	1,386,384
Ralph Lauren Corp.	10,400	1,228,864
Under Armour, Inc. (Class A Stock)*(a)	27,600	2,671,128
VF Corp.	55,744	3,802,298

		27,772,571

Thrifts & Mortgage Finance
Hudson City Bancorp, Inc.	79,000	803,430

Tobacco — 1.5%
Altria Group, Inc.	322,300	17,533,120
Philip Morris International, Inc.	253,900	20,141,887
Reynolds American, Inc.	136,284	6,033,293

		43,708,300

Trading Companies & Distributors — 0.2%
Fastenal Co.(a)	44,600	1,632,806
United Rentals, Inc.*	15,900	954,795
W.W. Grainger, Inc.(a)	9,800	2,107,098

		4,694,699

TOTAL LONG-TERM INVESTMENTS (cost $1,063,015,631)		2,772,142,723

SHORT-TERM INVESTMENTS — 7.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 7.3%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $209,794,446; includes $130,490,441 of cash collateral for securities on loan)(b)(c)	209,794,446	209,794,446

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills, 0.214%, 03/03/16 (cost $5,994,610)(d)(e)	6,000	5,999,328

TOTAL SHORT-TERM INVESTMENTS (cost $215,789,056)		215,793,774

TOTAL INVESTMENTS — 104.4% (cost $1,278,804,687)		2,987,936,497
Liabilities in excess of other assets(f) — (4.4)%		(125,919,167)

NET ASSETS — 100.0%		$2,862,017,330

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $130,050,312; cash collateral of $130,490,441 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2015	Unrealized Depreciation(1)(2)
	Long Positions:
181	S&P 500 Index	Dec. 2015	$87,900,697	$86,368,675	$(1,532,022)
36	S&P 500 E-mini	Dec. 2015	3,535,849	3,435,660	(100,189)

					$(1,632,211)

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2015.
(2)	A U.S. Treasury Obligation security with a market value of $5,999,328 has been segregated with UBS AG to cover requirements for open contracts at September 30, 2015.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$74,995,379	$—	$—
Air Freight & Logistics	20,553,929	—	—
Airlines	17,579,485	—	—
Auto Components	10,888,668	—	—
Automobiles	17,526,726	—	—
Banks	168,035,012	—	—
Beverages	63,442,212	—	—
Biotechnology	84,690,025	—	—
Building Products	2,336,659	—	—
Capital Markets	59,525,395	—	—
Chemicals	58,257,347	—	—
Commercial Services & Supplies	12,332,379	—	—
Communications Equipment	42,014,023	—	—
Construction & Engineering	2,723,173	—	—
Construction Materials	3,494,450	—	—
Consumer Finance	21,335,938	—	—
Containers & Packaging	6,660,872	—	—
Distributors	2,074,322	—	—
Diversified Consumer Services	1,636,240	—	—
Diversified Financial Services	57,949,330	—	—
Diversified Telecommunication Services	67,337,289	—	—
Electric Utilities	49,536,495	—	—
Electrical Equipment	13,082,970	—	—
Electronic Equipment, Instruments & Components	10,753,961	—	—
Energy Equipment & Services	30,769,929	—	—
Food & Staples Retailing	68,032,896	—	—
Food Products	47,247,093	—	—
Gas Utilities	1,241,370	—	—
Health Care Equipment & Supplies	56,758,689	—	—
Health Care Providers & Services	78,009,583	—	—

Health Care Technology	3,009,992	—	—
Hotels, Restaurants & Leisure	52,517,081	—	—
Household Durables	12,336,890	—	—
Household Products	50,026,626	—	—
Independent Power & Renewable Electricity Producers	2,001,736	—	—
Industrial Conglomerates	67,402,128	—	—
Insurance	71,534,284	—	—
Internet & Catalog Retail	52,734,059	—	—
Internet Software & Services	104,374,571	—	—
IT Services	104,520,548	—	—
Leisure Products	2,499,413	—	—
Life Sciences Tools & Services	12,324,629	—	—
Machinery	34,370,905	—	—
Media	88,434,357	—	—
Metals & Mining	7,083,214	—	—
Multi-Utilities	34,360,644	—	—
Multiline Retail	20,199,873	—	—
Oil, Gas & Consumable Fuels	161,745,322	—	—
Paper & Forest Products	2,621,379	—	—
Personal Products	2,952,888	—	—
Pharmaceuticals	172,468,929	—	—
Professional Services	6,438,191	—	—
Real Estate Investment Trusts (REITs)	73,923,688	—	—
Real Estate Management & Development	1,468,800	—	—
Road & Rail	24,247,590	—	—
Semiconductors & Semiconductor Equipment	66,955,351	—	—
Software	109,612,500	—	—
Specialty Retail	75,096,537	—	—
Technology Hardware, Storage & Peripherals	127,079,759	—	—
Textiles, Apparel & Luxury Goods	27,772,571	—	—
Thrifts & Mortgage Finance	803,430	—	—
Tobacco	43,708,300	—	—
Trading Companies & Distributors	4,694,699	—	—
Affiliated Money Market Mutual Fund	209,794,446	—	—
U.S. Treasury Obligation	—	5,999,328	—
Other Financial Instruments*
Futures Contracts	(1,632,211)	—	—

Total	$2,980,304,958	$5,999,328	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Value Portfolio

Schedule of Investments

as of September 30, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Aerospace & Defense — 2.2%
Boeing Co. (The)	223,684	$29,291,420

Airlines — 0.7%
United Continental Holdings, Inc.*	163,909	8,695,372

Auto Components — 2.0%
Lear Corp.	250,154	27,211,752

Banks — 13.3%
Bank of America Corp.	1,948,329	30,354,966
Citigroup, Inc.	709,419	35,194,276
JPMorgan Chase & Co.	759,535	46,308,849
PNC Financial Services Group, Inc. (The)	236,738	21,117,030
Wells Fargo & Co.	861,891	44,258,103

		177,233,224

Capital Markets — 3.9%
Goldman Sachs Group, Inc. (The)	185,453	32,224,313
Morgan Stanley	624,070	19,658,205

		51,882,518

Chemicals — 1.0%
FMC Corp.	382,660	12,976,001

Communications Equipment — 1.6%
Brocade Communications Systems, Inc.	2,018,678	20,953,878

Consumer Finance — 4.3%
Capital One Financial Corp.	297,721	21,590,727
Navient Corp.	1,307,252	14,693,512
SLM Corp.*	2,825,889	20,911,579

		57,195,818

Diversified Financial Services — 1.5%
Voya Financial, Inc.	502,949	19,499,333

Electric Utilities — 2.3%
FirstEnergy Corp.	983,979	30,808,382

Electrical Equipment — 1.3%
Eaton Corp. PLC	332,344	17,049,247

Electronic Equipment, Instruments & Components — 1.0%
Flextronics International Ltd.*	1,330,282	14,021,172

Energy Equipment & Services — 1.4%
Halliburton Co.	513,346	18,146,781

Food Products — 2.6%
Mondelez International, Inc. (Class A Stock)	815,078	34,127,316

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings, Inc.	194,623	18,280,938

Health Care Providers & Services — 2.5%
Cigna Corp.	110,154	14,872,993
HCA Holdings, Inc.*	243,502	18,837,315

		33,710,308

Hotels, Restaurants & Leisure — 5.0%
Carnival Corp.	646,580	32,135,026
Hyatt Hotels Corp. (Class A Stock)*(a)	357,843	16,854,405
McDonald’s Corp.	183,394	18,069,811

		67,059,242

Insurance — 3.7%
ACE Ltd.	200,066	20,686,824
MetLife, Inc.	619,016	29,186,605

		49,873,429

Internet Software & Services — 2.0%
Google, Inc. (Class A Stock)*	42,243	26,966,664

Media — 6.0%
Comcast Corp. (Class A Stock)	499,574	28,415,769
Liberty Global PLC (United Kingdom) (Series C)*	563,947	23,133,106
Viacom, Inc. (Class B Stock)	233,951	10,094,986
Vivendi SA (France)	769,143	18,222,408

		79,866,269

Multiline Retail — 2.1%
Target Corp.	357,291	28,104,510

Multi-Utilities — 1.7%
PG&E Corp.	430,092	22,708,858

Oil, Gas & Consumable Fuels — 7.4%
Anadarko Petroleum Corp.	288,920	17,447,879
Chevron Corp.	144,148	11,370,394
Marathon Oil Corp.(a)	828,482	12,758,623
Noble Energy, Inc.	439,314	13,258,496
Occidental Petroleum Corp.	322,941	21,362,547
Suncor Energy, Inc. (Canada)	826,805	22,092,230

		98,290,169

Pharmaceuticals — 11.3%
AbbVie, Inc.	308,908	16,807,684
Allergan PLC*	125,506	34,113,786
Bayer AG (Germany), ADR	164,132	21,015,461
Merck & Co., Inc.	504,010	24,893,054
Pfizer, Inc.	1,002,693	31,494,587
Teva Pharmaceutical Industries Ltd. (Israel), ADR	406,602	22,956,749

		151,281,321

Road & Rail — 2.2%
Hertz Global Holdings, Inc.*	884,454	14,796,915
Union Pacific Corp.	165,834	14,661,384

		29,458,299

Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	273,987	13,567,836

Software — 3.5%
Microsoft Corp.	658,519	29,146,051
PTC, Inc.*	559,385	17,754,880

		46,900,931

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	160,276	17,678,443
EMC Corp.	808,337	19,529,422
Hewlett-Packard Co.	897,717	22,990,532
NCR Corp.*	433,722	9,867,176

		70,065,573

Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.	331,803	9,599,061
PVH Corp.	95,302	9,715,086

		19,314,147

Wireless Telecommunication Services — 1.5%
Vodafone Group PLC (United Kingdom), ADR	638,124	20,254,056

TOTAL LONG-TERM INVESTMENTS (cost $1,083,385,323)		1,294,794,764

SHORT-TERM INVESTMENT — 2.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $39,322,203; includes $3,378,139 of cash collateral for securities on loan)(b)(c)	39,322,203	39,322,203

TOTAL INVESTMENTS — 99.9% (cost $1,122,707,526)		1,334,116,967
Other assets in excess of liabilities — 0.1%		817,867

NET ASSETS — 100.0%		$1,334,934,834

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,356,128; cash collateral of $3,378,139 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$29,291,420	$—	$—
Airlines	8,695,372	—	—
Auto Components	27,211,752	—	—
Banks	177,233,224	—	—
Capital Markets	51,882,518	—	—
Chemicals	12,976,001	—	—
Communications Equipment	20,953,878	—	—
Consumer Finance	57,195,818	—	—
Diversified Financial Services	19,499,333	—	—
Electric Utilities	30,808,382	—	—
Electrical Equipment	17,049,247	—	—
Electronic Equipment, Instruments & Components	14,021,172	—	—
Energy Equipment & Services	18,146,781	—	—
Food Products	34,127,316	—	—
Health Care Equipment & Supplies	18,280,938	—	—
Health Care Providers & Services	33,710,308	—	—
Hotels, Restaurants & Leisure	67,059,242	—	—
Insurance	49,873,429	—	—
Internet Software & Services	26,966,664	—	—
Media	61,643,861	18,222,408	—
Multiline Retail	28,104,510	—	—
Multi-Utilities	22,708,858	—	—
Oil, Gas & Consumable Fuels	98,290,169	—	—
Pharmaceuticals	151,281,321	—	—
Road & Rail	29,458,299	—	—
Semiconductors & Semiconductor Equipment	13,567,836	—	—
Software	46,900,931	—	—
Technology Hardware, Storage & Peripherals	70,065,573	—	—
Textiles, Apparel & Luxury Goods	19,314,147	—	—
Wireless Telecommunication Services	20,254,056	—	—
Affiliated Money Market Mutual Fund	39,322,203	—	—

Total	$1,315,894,559	$18,222,408	$—

Schedule of Investments

As of September 30, 2015

Glossary:

The following abbreviations are used in the quarterly schedule of Portfolio holdings:

Currency
AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index
ASX	Australian Securities Exchange
CDX	Credit Derivative Index

Other
144A

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Reg D

Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AID	Agency for International Development
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
CDO	Collateralized Debt Obligation
CDS	Credit Default Swaps
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CMM	Constant Maturity Mortgage

CMS	Constant Maturity Swap
COLIBOR	Columbia Interbank Offered Rate
CPI	Consumer Price Index
EAFE	Europe, Australasia and Far East
ETF	Exchange Traded Fund
ETMN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
EUROIS	Euro Overnight Index Swap
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
I/O	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OIS	Overnight Index Swap
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principle Only
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SPI	Swiss Performance Exchange
STIBOR	Stockholm Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principle of Securities
SWX	Swiss Exchange
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USAID	United States Agency for International Development

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Each Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolios to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Portfolio’s Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Money Market Portfolio securities of sufficient credit quality are valued using amortized cost method which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Portfolio may invest up to 15% of its net assets (the Money Market Portfolio may invest up to 5% of its net assets) in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults or the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Other information regarding the Portfolios is available in the Portfolios’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
President and Principal Executive Officer

Date November 18, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date November 18, 2015

*	Print the name and title of each signing officer under his or her signature.